UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Commodity Strategy Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio), Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth and Income Strategy Portfolio), and Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) is filed herewith.

Annual Shareholder Report

December 31, 2025

Goldman Sachs Absolute Return Tracker Fund

GARTX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$106	1.01%

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Top Contributors to Performance:

  The Fund is designed to follow the performance of the hedge fund industry with potentially lower fees and daily liquidity. During the Period, the Fund achieved its objective by delivering similar performance both at an aggregate and style level. Contributors and detractors aligned with the performance of private hedge funds with comparable volatility during the Period. It should be noted that during periods of significant market drawdowns, there can be some additional deviation between public and private market assets.

  On an absolute basis, all four hedge fund sub-strategies contributed positively to performance.

  The equity long/short hedge fund sub-strategy, which represented approximately 45% of the Fund’s allocation, contributed most positively to the Fund’s absolute return, with exposures linked to global equity beta selection, hedged emerging markets, and quality-, momentum-, U.S. technology- and U.S. health care-oriented strategies driving the strongest gains.

  The relative value hedge fund sub-strategy was the second biggest contributor to the Fund’s absolute return. Diversified allocations to global investment grade and high yield credit, global senior loans, U.S. convertible bonds and TIPS contributed positively.

  The Fund’s macro hedge fund sub-strategy contributed to the Fund’s absolute return, albeit more modestly. Trend models focused on developed market equity versus volatility, directional equity-bond, and slow commodity trend following added value.

  The Fund’s event-driven hedge fund sub-strategy contributed positively to the Fund’s absolute return. Strategies centered on investment grade and high yield global bonds, global senior loans and global merger arbitrage generated gains.

Top Detractors from Performance:

  Within the equity long/short hedge fund sub-strategy, exposures to the materials sector and hedged energy exposures, together with certain growth exposures, modestly detracted.

  Within the relative value hedge fund sub-strategy, exposures to select mid-capitalization names struggled.

  Within the macro hedge fund sub-strategy, cross-asset trend-following strategies were the largest detractor.

  Within the event-driven hedge fund sub-strategy, there were no notable detractors during the Period.

Goldman Sachs Absolute Return Tracker Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$31,532
$15,791
$14,923
$12,405
Class A (including sales charges)
Class A (excluding sales charges)
ICE BofAML Three Month U.S. Treasury Bill Index
MSCI World Index (Net, USD, Unhedged)

	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$9,450	$10,000	$10,000	$10,000
12/16	$9,871	$10,446	$10,033	$10,751
12/17	$10,556	$11,170	$10,119	$13,159
12/18	$10,260	$10,857	$10,308	$12,013
12/19	$11,323	$11,982	$10,543	$15,337
12/20	$11,697	$12,377	$10,613	$17,776
12/21	$12,409	$13,131	$10,619	$21,654
12/22	$11,587	$12,262	$10,773	$17,726
12/23	$12,798	$13,543	$11,314	$21,942
12/24	$13,647	$14,441	$11,908	$26,039
12/25	$14,923	$15,791	$12,405	$31,532

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	9.35%	4.99%	4.67%
Class A including sales charges	3.39%	3.82%	4.09%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Absolute Return Tracker Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Goldman Sachs Absolute Return Tracker Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N246-AR-1225

Class A

Annual Shareholder Report

December 31, 2025

Goldman Sachs Absolute Return Tracker Fund

GCRTX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$183	1.76%

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Top Contributors to Performance:

  The Fund is designed to follow the performance of the hedge fund industry with potentially lower fees and daily liquidity. During the Period, the Fund achieved its objective by delivering similar performance both at an aggregate and style level. Contributors and detractors aligned with the performance of private hedge funds with comparable volatility during the Period. It should be noted that during periods of significant market drawdowns, there can be some additional deviation between public and private market assets.

  On an absolute basis, all four hedge fund sub-strategies contributed positively to performance.

  The equity long/short hedge fund sub-strategy, which represented approximately 45% of the Fund’s allocation, contributed most positively to the Fund’s absolute return, with exposures linked to global equity beta selection, hedged emerging markets, and quality-, momentum-, U.S. technology- and U.S. health care-oriented strategies driving the strongest gains.

  The relative value hedge fund sub-strategy was the second biggest contributor to the Fund’s absolute return. Diversified allocations to global investment grade and high yield credit, global senior loans, U.S. convertible bonds and TIPS contributed positively.

  The Fund’s macro hedge fund sub-strategy contributed to the Fund’s absolute return, albeit more modestly. Trend models focused on developed market equity versus volatility, directional equity-bond, and slow commodity trend following added value.

  The Fund’s event-driven hedge fund sub-strategy contributed positively to the Fund’s absolute return. Strategies centered on investment grade and high yield global bonds, global senior loans and global merger arbitrage generated gains.

Top Detractors from Performance:

  Within the equity long/short hedge fund sub-strategy, exposures to the materials sector and hedged energy exposures, together with certain growth exposures, modestly detracted.

  Within the relative value hedge fund sub-strategy, exposures to select mid-capitalization names struggled.

  Within the macro hedge fund sub-strategy, cross-asset trend-following strategies were the largest detractor.

  Within the event-driven hedge fund sub-strategy, there were no notable detractors during the Period.

Goldman Sachs Absolute Return Tracker Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$31,532
$14,635
$14,488
$12,405
Class C (including sales charges)
Class C (excluding sales charges)
ICE BofAML Three Month U.S. Treasury Bill Index
MSCI World Index (Net, USD, Unhedged)

	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$9,900	$10,000	$10,000	$10,000
12/16	$10,259	$10,363	$10,033	$10,751
12/17	$10,885	$10,995	$10,119	$13,159
12/18	$10,493	$10,599	$10,308	$12,013
12/19	$11,510	$11,626	$10,543	$15,337
12/20	$11,791	$11,910	$10,613	$17,776
12/21	$12,417	$12,543	$10,619	$21,654
12/22	$11,519	$11,636	$10,773	$17,726
12/23	$12,608	$12,735	$11,314	$21,942
12/24	$13,361	$13,496	$11,908	$26,039
12/25	$14,488	$14,635	$12,405	$31,532

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	8.44%	4.20%	3.88%
Class C including sales charges	7.42%	4.20%	3.88%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Absolute Return Tracker Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Goldman Sachs Absolute Return Tracker Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N238-AR-1225

Class C

Annual Shareholder Report

December 31, 2025

Goldman Sachs Absolute Return Tracker Fund

GSGPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$67	0.64%

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Top Contributors to Performance:

  The Fund is designed to follow the performance of the hedge fund industry with potentially lower fees and daily liquidity. During the Period, the Fund achieved its objective by delivering similar performance both at an aggregate and style level. Contributors and detractors aligned with the performance of private hedge funds with comparable volatility during the Period. It should be noted that during periods of significant market drawdowns, there can be some additional deviation between public and private market assets.

  On an absolute basis, all four hedge fund sub-strategies contributed positively to performance.

  The equity long/short hedge fund sub-strategy, which represented approximately 45% of the Fund’s allocation, contributed most positively to the Fund’s absolute return, with exposures linked to global equity beta selection, hedged emerging markets, and quality-, momentum-, U.S. technology- and U.S. health care-oriented strategies driving the strongest gains.

  The relative value hedge fund sub-strategy was the second biggest contributor to the Fund’s absolute return. Diversified allocations to global investment grade and high yield credit, global senior loans, U.S. convertible bonds and TIPS contributed positively.

  The Fund’s macro hedge fund sub-strategy contributed to the Fund’s absolute return, albeit more modestly. Trend models focused on developed market equity versus volatility, directional equity-bond, and slow commodity trend following added value.

  The Fund’s event-driven hedge fund sub-strategy contributed positively to the Fund’s absolute return. Strategies centered on investment grade and high yield global bonds, global senior loans and global merger arbitrage generated gains.

Top Detractors from Performance:

  Within the equity long/short hedge fund sub-strategy, exposures to the materials sector and hedged energy exposures, together with certain growth exposures, modestly detracted.

  Within the relative value hedge fund sub-strategy, exposures to select mid-capitalization names struggled.

  Within the macro hedge fund sub-strategy, cross-asset trend-following strategies were the largest detractor.

  Within the event-driven hedge fund sub-strategy, there were no notable detractors during the Period.

Goldman Sachs Absolute Return Tracker Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
4/17/18
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$23,679
$14,478
$12,207
Class P
ICE BofAML Three Month U.S. Treasury Bill Index
MSCI World Index (Net, USD, Unhedged)

	Class P	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000
12/18	$9,683	$10,144	$9,021
12/19	$10,741	$10,375	$11,518
12/20	$11,130	$10,444	$13,349
12/21	$11,851	$10,449	$16,262
12/22	$11,121	$10,601	$13,311
12/23	$12,314	$11,133	$16,478
12/24	$13,196	$11,717	$19,554
12/25	$14,478	$12,207	$23,679

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	9.71%	5.40%	4.91%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.62%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	11.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Absolute Return Tracker Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Goldman Sachs Absolute Return Tracker Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38150B202-AR-1225

Class P

Annual Shareholder Report

December 31, 2025

Goldman Sachs Absolute Return Tracker Fund

GRRTX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$132	1.26%

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Top Contributors to Performance:

  The Fund is designed to follow the performance of the hedge fund industry with potentially lower fees and daily liquidity. During the Period, the Fund achieved its objective by delivering similar performance both at an aggregate and style level. Contributors and detractors aligned with the performance of private hedge funds with comparable volatility during the Period. It should be noted that during periods of significant market drawdowns, there can be some additional deviation between public and private market assets.

  On an absolute basis, all four hedge fund sub-strategies contributed positively to performance.

  The equity long/short hedge fund sub-strategy, which represented approximately 45% of the Fund’s allocation, contributed most positively to the Fund’s absolute return, with exposures linked to global equity beta selection, hedged emerging markets, and quality-, momentum-, U.S. technology- and U.S. health care-oriented strategies driving the strongest gains.

  The relative value hedge fund sub-strategy was the second biggest contributor to the Fund’s absolute return. Diversified allocations to global investment grade and high yield credit, global senior loans, U.S. convertible bonds and TIPS contributed positively.

  The Fund’s macro hedge fund sub-strategy contributed to the Fund’s absolute return, albeit more modestly. Trend models focused on developed market equity versus volatility, directional equity-bond, and slow commodity trend following added value.

  The Fund’s event-driven hedge fund sub-strategy contributed positively to the Fund’s absolute return. Strategies centered on investment grade and high yield global bonds, global senior loans and global merger arbitrage generated gains.

Top Detractors from Performance:

  Within the equity long/short hedge fund sub-strategy, exposures to the materials sector and hedged energy exposures, together with certain growth exposures, modestly detracted.

  Within the relative value hedge fund sub-strategy, exposures to select mid-capitalization names struggled.

  Within the macro hedge fund sub-strategy, cross-asset trend-following strategies were the largest detractor.

  Within the event-driven hedge fund sub-strategy, there were no notable detractors during the Period.

Goldman Sachs Absolute Return Tracker Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$31,532
$15,400
$12,405
Class R
ICE BofAML Three Month U.S. Treasury Bill Index
MSCI World Index (Net, USD, Unhedged)

	Class R	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000
12/16	$10,420	$10,033	$10,751
12/17	$11,122	$10,119	$13,159
12/18	$10,774	$10,308	$12,013
12/19	$11,858	$10,543	$15,337
12/20	$12,222	$10,613	$17,776
12/21	$12,922	$10,619	$21,654
12/22	$12,045	$10,773	$17,726
12/23	$13,263	$11,314	$21,942
12/24	$14,112	$11,908	$26,039
12/25	$15,400	$12,405	$31,532

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	9.13%	4.73%	4.41%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Absolute Return Tracker Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Goldman Sachs Absolute Return Tracker Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N121-AR-1225

Class R

Annual Shareholder Report

December 31, 2025

Goldman Sachs Absolute Return Tracker Fund

GARUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$67	0.64%

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Top Contributors to Performance:

  The Fund is designed to follow the performance of the hedge fund industry with potentially lower fees and daily liquidity. During the Period, the Fund achieved its objective by delivering similar performance both at an aggregate and style level. Contributors and detractors aligned with the performance of private hedge funds with comparable volatility during the Period. It should be noted that during periods of significant market drawdowns, there can be some additional deviation between public and private market assets.

  On an absolute basis, all four hedge fund sub-strategies contributed positively to performance.

  The equity long/short hedge fund sub-strategy, which represented approximately 45% of the Fund’s allocation, contributed most positively to the Fund’s absolute return, with exposures linked to global equity beta selection, hedged emerging markets, and quality-, momentum-, U.S. technology- and U.S. health care-oriented strategies driving the strongest gains.

  The relative value hedge fund sub-strategy was the second biggest contributor to the Fund’s absolute return. Diversified allocations to global investment grade and high yield credit, global senior loans, U.S. convertible bonds and TIPS contributed positively.

  The Fund’s macro hedge fund sub-strategy contributed to the Fund’s absolute return, albeit more modestly. Trend models focused on developed market equity versus volatility, directional equity-bond, and slow commodity trend following added value.

  The Fund’s event-driven hedge fund sub-strategy contributed positively to the Fund’s absolute return. Strategies centered on investment grade and high yield global bonds, global senior loans and global merger arbitrage generated gains.

Top Detractors from Performance:

  Within the equity long/short hedge fund sub-strategy, exposures to the materials sector and hedged energy exposures, together with certain growth exposures, modestly detracted.

  Within the relative value hedge fund sub-strategy, exposures to select mid-capitalization names struggled.

  Within the macro hedge fund sub-strategy, cross-asset trend-following strategies were the largest detractor.

  Within the event-driven hedge fund sub-strategy, there were no notable detractors during the Period.

Goldman Sachs Absolute Return Tracker Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$31,532
$16,393
$12,405
Class R6
ICE BofAML Three Month U.S. Treasury Bill Index
MSCI World Index (Net, USD, Unhedged)

	Class R6	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000
12/16	$10,486	$10,033	$10,751
12/17	$11,258	$10,119	$13,159
12/18	$10,981	$10,308	$12,013
12/19	$12,169	$10,543	$15,337
12/20	$12,622	$10,613	$17,776
12/21	$13,427	$10,619	$21,654
12/22	$12,598	$10,773	$17,726
12/23	$13,952	$11,314	$21,942
12/24	$14,938	$11,908	$26,039
12/25	$16,393	$12,405	$31,532

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	9.74%	5.37%	5.06%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Absolute Return Tracker Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Goldman Sachs Absolute Return Tracker Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38147X325-AR-1225

Class R6

Annual Shareholder Report

December 31, 2025

Goldman Sachs Absolute Return Tracker Fund

GJRTX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$68	0.65%

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Top Contributors to Performance:

  The Fund is designed to follow the performance of the hedge fund industry with potentially lower fees and daily liquidity. During the Period, the Fund achieved its objective by delivering similar performance both at an aggregate and style level. Contributors and detractors aligned with the performance of private hedge funds with comparable volatility during the Period. It should be noted that during periods of significant market drawdowns, there can be some additional deviation between public and private market assets.

  On an absolute basis, all four hedge fund sub-strategies contributed positively to performance.

  The equity long/short hedge fund sub-strategy, which represented approximately 45% of the Fund’s allocation, contributed most positively to the Fund’s absolute return, with exposures linked to global equity beta selection, hedged emerging markets, and quality-, momentum-, U.S. technology- and U.S. health care-oriented strategies driving the strongest gains.

  The relative value hedge fund sub-strategy was the second biggest contributor to the Fund’s absolute return. Diversified allocations to global investment grade and high yield credit, global senior loans, U.S. convertible bonds and TIPS contributed positively.

  The Fund’s macro hedge fund sub-strategy contributed to the Fund’s absolute return, albeit more modestly. Trend models focused on developed market equity versus volatility, directional equity-bond, and slow commodity trend following added value.

  The Fund’s event-driven hedge fund sub-strategy contributed positively to the Fund’s absolute return. Strategies centered on investment grade and high yield global bonds, global senior loans and global merger arbitrage generated gains.

Top Detractors from Performance:

  Within the equity long/short hedge fund sub-strategy, exposures to the materials sector and hedged energy exposures, together with certain growth exposures, modestly detracted.

  Within the relative value hedge fund sub-strategy, exposures to select mid-capitalization names struggled.

  Within the macro hedge fund sub-strategy, cross-asset trend-following strategies were the largest detractor.

  Within the event-driven hedge fund sub-strategy, there were no notable detractors during the Period.

Goldman Sachs Absolute Return Tracker Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,160,000
$2,370,000
$1,580,000
$790,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$3,153,162
$1,640,139
$1,240,514
Institutional Shares
ICE BofAML Three Month U.S. Treasury Bill Index
MSCI World Index (Net, USD, Unhedged)

	Institutional Shares	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,048,400	$1,003,271	$1,075,105
12/17	$1,126,611	$1,011,859	$1,315,932
12/18	$1,098,783	$1,030,826	$1,201,295
12/19	$1,218,661	$1,054,316	$1,533,694
12/20	$1,262,654	$1,061,349	$1,777,589
12/21	$1,344,474	$1,061,871	$2,165,410
12/22	$1,260,176	$1,077,326	$1,772,570
12/23	$1,396,653	$1,131,354	$2,194,214
12/24	$1,494,977	$1,190,771	$2,603,894
12/25	$1,640,139	$1,240,514	$3,153,162

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	9.71%	5.37%	5.07%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Absolute Return Tracker Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Goldman Sachs Absolute Return Tracker Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N220-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Absolute Return Tracker Fund

GSRTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$80	0.76%

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Top Contributors to Performance:

  The Fund is designed to follow the performance of the hedge fund industry with potentially lower fees and daily liquidity. During the Period, the Fund achieved its objective by delivering similar performance both at an aggregate and style level. Contributors and detractors aligned with the performance of private hedge funds with comparable volatility during the Period. It should be noted that during periods of significant market drawdowns, there can be some additional deviation between public and private market assets.

  On an absolute basis, all four hedge fund sub-strategies contributed positively to performance.

  The equity long/short hedge fund sub-strategy, which represented approximately 45% of the Fund’s allocation, contributed most positively to the Fund’s absolute return, with exposures linked to global equity beta selection, hedged emerging markets, and quality-, momentum-, U.S. technology- and U.S. health care-oriented strategies driving the strongest gains.

  The relative value hedge fund sub-strategy was the second biggest contributor to the Fund’s absolute return. Diversified allocations to global investment grade and high yield credit, global senior loans, U.S. convertible bonds and TIPS contributed positively.

  The Fund’s macro hedge fund sub-strategy contributed to the Fund’s absolute return, albeit more modestly. Trend models focused on developed market equity versus volatility, directional equity-bond, and slow commodity trend following added value.

  The Fund’s event-driven hedge fund sub-strategy contributed positively to the Fund’s absolute return. Strategies centered on investment grade and high yield global bonds, global senior loans and global merger arbitrage generated gains.

Top Detractors from Performance:

  Within the equity long/short hedge fund sub-strategy, exposures to the materials sector and hedged energy exposures, together with certain growth exposures, modestly detracted.

  Within the relative value hedge fund sub-strategy, exposures to select mid-capitalization names struggled.

  Within the macro hedge fund sub-strategy, cross-asset trend-following strategies were the largest detractor.

  Within the event-driven hedge fund sub-strategy, there were no notable detractors during the Period.

Goldman Sachs Absolute Return Tracker Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$31,532
$16,194
$12,405
Investor Shares
ICE BofAML Three Month U.S. Treasury Bill Index
MSCI World Index (Net, USD, Unhedged)

	Investor Shares	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000
12/16	$10,477	$10,033	$10,751
12/17	$11,237	$10,119	$13,159
12/18	$10,947	$10,308	$12,013
12/19	$12,114	$10,543	$15,337
12/20	$12,544	$10,613	$17,776
12/21	$13,340	$10,619	$21,654
12/22	$12,490	$10,773	$17,726
12/23	$13,824	$11,314	$21,942
12/24	$14,782	$11,908	$26,039
12/25	$16,194	$12,405	$31,532

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	9.55%	5.24%	4.94%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Absolute Return Tracker Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Goldman Sachs Absolute Return Tracker Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N113-AR-1225

Investor Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Commodity Strategy Fund

GSCAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$100	0.93%

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Top Contributors to Performance:

  The Fund outperformed the Bloomberg Commodity Index (the "Index") in energy, industrial metals and agriculture and performed in line with the Index in livestock.

  In energy, the Fund’s underweight and deferred positioning in natural gas and an overweight to heating oil contributed positively. Energy was the weakest subsector in the Index, declining 10.4% on a total return basis.

  In industrial metals, an overweight to aluminum and tactical positioning in copper boosted results. Curve positioning was beneficial in copper, aluminum and lead. The industrials subsector of the Index rose 21.4%, largely fueled by a fourth quarter resurgence.

  In agriculture, an overweight to coffee and underweights to corn, wheat and soybean meal contributed positively. Agriculture was the second-weakest subsector in the Index, down 2.30%.

  In livestock, curve positioning in lean hogs added value. Livestock emerged as the second-strongest sub-sector in the Index, up 20.7%.

  In precious metals, the inclusion of palladium added to relative results. Precious metals was the top performing subsector of the Index, posting an 88.2% gain.

  The Fund’s roll-timing strategies, implemented via exposure to commodity index-linked swaps and commodity futures, had mixed effect on the Fund’s returns for the Period overall. The investment team implements a roll-tiring strategy by deviating from the Index roll convention, which occurs during the fifth through ninth business days of each month. During the Period, rolls within the Fund primarily took place in advance of the benchmark (i.e., during the first four business days of each month). Additionally, certain commodities, such as those in the energy sector, were rolled on a more frequent basis than the Index. Further, while the majority of the Fund’s exposure is rolled on a controlled schedule, our team continually monitors fundamental and technical developments across all commodity markets and incorporates those views in the Fund’s portfolio by electing to roll positions opportunistically.

Top Detractors from Performance:

  The Fund posted double-digit positive absolute returns but underperformed the Index overall, attributable primarily to underperformance in precious metals.

  In energy, overweights to crude oil and RBOB gasoline and an underweight to gasoil detracted. Curve positioning in petroleum also detracted, with the exception of RBOB gasoline.

  Underweights to copper, lead, nickel and zinc detracted in the industrial metals subsector.

  In agriculture, the inclusion of Robusta coffee, cocoa and frozen concentrated orange juice, underweights to soybean oil and soybeans and overweights to cotton and sugar detracted.

  In livestock, underweights to live cattle and lean hogs and curve positioning in live cattle detracted.

  In precious metals, underweights to gold and silver dampened results.

Goldman Sachs Commodity Strategy Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
$39,827
$17,450
$14,767
$14,103
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Class A (including sales charges)
Class A (excluding sales charges)
BCOM (Gross, USD, Unhedged)
S&P 500® Index

	Class A (including sales charges)	Class A (excluding sales charges)	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$9,550	$10,000	$10,000	$10,000
12/16	$10,690	$11,194	$11,177	$11,196
12/17	$11,111	$11,635	$11,367	$13,640
12/18	$9,426	$9,870	$10,089	$13,042
12/19	$10,963	$11,480	$10,865	$17,149
12/20	$8,419	$8,815	$10,525	$20,304
12/21	$11,199	$11,727	$13,379	$26,132
12/22	$12,920	$13,528	$15,532	$21,399
12/23	$11,634	$12,182	$14,303	$27,025
12/24	$12,274	$12,852	$15,072	$33,786
12/25	$14,103	$14,767	$17,450	$39,827

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	14.90%	10.86%	3.97%
Class A including sales charges	9.68%	9.84%	3.50%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Commodity Strategy Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Goldman Sachs Commodity Strategy Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

"Bloomberg" and the "Bloomberg Commodity Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Goldman Sachs. Bloomberg is not affiliated with Goldman Sachs, and Bloomberg does not approve, endorse, review or recommend Goldman Sachs' product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Bloomberg Commodity Index.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H373-AR-1225

Class A

Annual Shareholder Report

December 31, 2025

Goldman Sachs Commodity Strategy Fund

GSCCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$180	1.68%

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Top Contributors to Performance:

  The Fund outperformed the Bloomberg Commodity Index (the "Index") in energy, industrial metals and agriculture and performed in line with the Index in livestock.

  In energy, the Fund’s underweight and deferred positioning in natural gas and an overweight to heating oil contributed positively. Energy was the weakest subsector in the Index, declining 10.4% on a total return basis.

  In industrial metals, an overweight to aluminum and tactical positioning in copper boosted results. Curve positioning was beneficial in copper, aluminum and lead. The industrials subsector of the Index rose 21.4%, largely fueled by a fourth quarter resurgence.

  In agriculture, an overweight to coffee and underweights to corn, wheat and soybean meal contributed positively. Agriculture was the second-weakest subsector in the Index, down 2.30%.

  In livestock, curve positioning in lean hogs added value. Livestock emerged as the second-strongest sub-sector in the Index, up 20.7%.

  In precious metals, the inclusion of palladium added to relative results. Precious metals was the top performing subsector of the Index, posting an 88.2% gain.

  The Fund’s roll-timing strategies, implemented via exposure to commodity index-linked swaps and commodity futures, had mixed effect on the Fund’s returns for the Period overall. The investment team implements a roll-tiring strategy by deviating from the Index roll convention, which occurs during the fifth through ninth business days of each month. During the Period, rolls within the Fund primarily took place in advance of the benchmark (i.e., during the first four business days of each month). Additionally, certain commodities, such as those in the energy sector, were rolled on a more frequent basis than the Index. Further, while the majority of the Fund’s exposure is rolled on a controlled schedule, our team continually monitors fundamental and technical developments across all commodity markets and incorporates those views in the Fund’s portfolio by electing to roll positions opportunistically.

Top Detractors from Performance:

  The Fund posted double-digit positive absolute returns but underperformed the Index overall, attributable primarily to underperformance in precious metals.

  In energy, overweights to crude oil and RBOB gasoline and an underweight to gasoil detracted. Curve positioning in petroleum also detracted, with the exception of RBOB gasoline.

  Underweights to copper, lead, nickel and zinc detracted in the industrial metals subsector.

  In agriculture, the inclusion of Robusta coffee, cocoa and frozen concentrated orange juice, underweights to soybean oil and soybeans and overweights to cotton and sugar detracted.

  In livestock, underweights to live cattle and lean hogs and curve positioning in live cattle detracted.

  In precious metals, underweights to gold and silver dampened results.

Goldman Sachs Commodity Strategy Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
$39,827
$17,450
$13,694
$13,557
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Class C (including sales charges)
Class C (excluding sales charges)
BCOM (Gross, USD, Unhedged)
S&P 500® Index

	Class C (including sales charges)	Class C (excluding sales charges)	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$9,900	$10,000	$10,000	$10,000
12/16	$10,995	$11,106	$11,177	$11,196
12/17	$11,342	$11,457	$11,367	$13,640
12/18	$9,546	$9,642	$10,089	$13,042
12/19	$11,029	$11,141	$10,865	$17,149
12/20	$8,401	$8,486	$10,525	$20,304
12/21	$11,093	$11,205	$13,379	$26,132
12/22	$12,702	$12,830	$15,532	$21,399
12/23	$11,358	$11,473	$14,303	$27,025
12/24	$11,890	$12,010	$15,072	$33,786
12/25	$13,557	$13,694	$17,450	$39,827

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	14.02%	10.04%	3.19%
Class C including sales charges	12.88%	10.04%	3.19%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Commodity Strategy Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Goldman Sachs Commodity Strategy Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

"Bloomberg" and the "Bloomberg Commodity Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Goldman Sachs. Bloomberg is not affiliated with Goldman Sachs, and Bloomberg does not approve, endorse, review or recommend Goldman Sachs' product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Bloomberg Commodity Index.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H365-AR-1225

Class C

Annual Shareholder Report

December 31, 2025

Goldman Sachs Commodity Strategy Fund

GGRPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$63	0.59%

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Top Contributors to Performance:

  The Fund outperformed the Bloomberg Commodity Index (the "Index") in energy, industrial metals and agriculture and performed in line with the Index in livestock.

  In energy, the Fund’s underweight and deferred positioning in natural gas and an overweight to heating oil contributed positively. Energy was the weakest subsector in the Index, declining 10.4% on a total return basis.

  In industrial metals, an overweight to aluminum and tactical positioning in copper boosted results. Curve positioning was beneficial in copper, aluminum and lead. The industrials subsector of the Index rose 21.4%, largely fueled by a fourth quarter resurgence.

  In agriculture, an overweight to coffee and underweights to corn, wheat and soybean meal contributed positively. Agriculture was the second-weakest subsector in the Index, down 2.30%.

  In livestock, curve positioning in lean hogs added value. Livestock emerged as the second-strongest sub-sector in the Index, up 20.7%.

  In precious metals, the inclusion of palladium added to relative results. Precious metals was the top performing subsector of the Index, posting an 88.2% gain.

  The Fund’s roll-timing strategies, implemented via exposure to commodity index-linked swaps and commodity futures, had mixed effect on the Fund’s returns for the Period overall. The investment team implements a roll-tiring strategy by deviating from the Index roll convention, which occurs during the fifth through ninth business days of each month. During the Period, rolls within the Fund primarily took place in advance of the benchmark (i.e., during the first four business days of each month). Additionally, certain commodities, such as those in the energy sector, were rolled on a more frequent basis than the Index. Further, while the majority of the Fund’s exposure is rolled on a controlled schedule, our team continually monitors fundamental and technical developments across all commodity markets and incorporates those views in the Fund’s portfolio by electing to roll positions opportunistically.

Top Detractors from Performance:

  The Fund posted double-digit positive absolute returns but underperformed the Index overall, attributable primarily to underperformance in precious metals.

  In energy, overweights to crude oil and RBOB gasoline and an underweight to gasoil detracted. Curve positioning in petroleum also detracted, with the exception of RBOB gasoline.

  Underweights to copper, lead, nickel and zinc detracted in the industrial metals subsector.

  In agriculture, the inclusion of Robusta coffee, cocoa and frozen concentrated orange juice, underweights to soybean oil and soybeans and overweights to cotton and sugar detracted.

  In livestock, underweights to live cattle and lean hogs and curve positioning in live cattle detracted.

  In precious metals, underweights to gold and silver dampened results.

Goldman Sachs Commodity Strategy Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
$28,686
$15,132
$12,519
4/17/18
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Class P
BCOM (Gross, USD, Unhedged)
S&P 500® Index

	Class P	BCOM (Gross, USD, Unhedged)	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000
12/18	$8,169	$8,749	$9,394
12/19	$9,536	$9,422	$12,351
12/20	$7,352	$9,127	$14,624
12/21	$9,812	$11,602	$18,822
12/22	$11,366	$13,469	$15,413
12/23	$10,261	$12,403	$19,465
12/24	$10,865	$13,070	$24,335
12/25	$12,519	$15,132	$28,686

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	15.23%	11.23%	2.96%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.52%
S&P 500® Index	17.88%	14.42%	14.64%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Commodity Strategy Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Goldman Sachs Commodity Strategy Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

"Bloomberg" and the "Bloomberg Commodity Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Goldman Sachs. Bloomberg is not affiliated with Goldman Sachs, and Bloomberg does not approve, endorse, review or recommend Goldman Sachs' product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Bloomberg Commodity Index.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38150B707-AR-1225

Class P

Annual Shareholder Report

December 31, 2025

Goldman Sachs Commodity Strategy Fund

GCCRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$127	1.18%

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Top Contributors to Performance:

  The Fund outperformed the Bloomberg Commodity Index (the "Index") in energy, industrial metals and agriculture and performed in line with the Index in livestock.

  In energy, the Fund’s underweight and deferred positioning in natural gas and an overweight to heating oil contributed positively. Energy was the weakest subsector in the Index, declining 10.4% on a total return basis.

  In industrial metals, an overweight to aluminum and tactical positioning in copper boosted results. Curve positioning was beneficial in copper, aluminum and lead. The industrials subsector of the Index rose 21.4%, largely fueled by a fourth quarter resurgence.

  In agriculture, an overweight to coffee and underweights to corn, wheat and soybean meal contributed positively. Agriculture was the second-weakest subsector in the Index, down 2.30%.

  In livestock, curve positioning in lean hogs added value. Livestock emerged as the second-strongest sub-sector in the Index, up 20.7%.

  In precious metals, the inclusion of palladium added to relative results. Precious metals was the top performing subsector of the Index, posting an 88.2% gain.

  The Fund’s roll-timing strategies, implemented via exposure to commodity index-linked swaps and commodity futures, had mixed effect on the Fund’s returns for the Period overall. The investment team implements a roll-tiring strategy by deviating from the Index roll convention, which occurs during the fifth through ninth business days of each month. During the Period, rolls within the Fund primarily took place in advance of the benchmark (i.e., during the first four business days of each month). Additionally, certain commodities, such as those in the energy sector, were rolled on a more frequent basis than the Index. Further, while the majority of the Fund’s exposure is rolled on a controlled schedule, our team continually monitors fundamental and technical developments across all commodity markets and incorporates those views in the Fund’s portfolio by electing to roll positions opportunistically.

Top Detractors from Performance:

  The Fund posted double-digit positive absolute returns but underperformed the Index overall, attributable primarily to underperformance in precious metals.

  In energy, overweights to crude oil and RBOB gasoline and an underweight to gasoil detracted. Curve positioning in petroleum also detracted, with the exception of RBOB gasoline.

  Underweights to copper, lead, nickel and zinc detracted in the industrial metals subsector.

  In agriculture, the inclusion of Robusta coffee, cocoa and frozen concentrated orange juice, underweights to soybean oil and soybeans and overweights to cotton and sugar detracted.

  In livestock, underweights to live cattle and lean hogs and curve positioning in live cattle detracted.

  In precious metals, underweights to gold and silver dampened results.

Goldman Sachs Commodity Strategy Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
$39,827
$17,450
$14,391
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Class R
BCOM (Gross, USD, Unhedged)
S&P 500® Index

	Class R	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,163	$11,177	$11,196
12/17	$11,565	$11,367	$13,640
12/18	$9,784	$10,089	$13,042
12/19	$11,360	$10,865	$17,149
12/20	$8,700	$10,525	$20,304
12/21	$11,547	$13,379	$26,132
12/22	$13,287	$15,532	$21,399
12/23	$11,933	$14,303	$27,025
12/24	$12,561	$15,072	$33,786
12/25	$14,391	$17,450	$39,827

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	14.57%	10.58%	3.70%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Commodity Strategy Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Goldman Sachs Commodity Strategy Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

"Bloomberg" and the "Bloomberg Commodity Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Goldman Sachs. Bloomberg is not affiliated with Goldman Sachs, and Bloomberg does not approve, endorse, review or recommend Goldman Sachs' product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Bloomberg Commodity Index.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38145N394-AR-1225

Class R

Annual Shareholder Report

December 31, 2025

Goldman Sachs Commodity Strategy Fund

GCCUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.59%

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Top Contributors to Performance:

  The Fund outperformed the Bloomberg Commodity Index (the "Index") in energy, industrial metals and agriculture and performed in line with the Index in livestock.

  In energy, the Fund’s underweight and deferred positioning in natural gas and an overweight to heating oil contributed positively. Energy was the weakest subsector in the Index, declining 10.4% on a total return basis.

  In industrial metals, an overweight to aluminum and tactical positioning in copper boosted results. Curve positioning was beneficial in copper, aluminum and lead. The industrials subsector of the Index rose 21.4%, largely fueled by a fourth quarter resurgence.

  In agriculture, an overweight to coffee and underweights to corn, wheat and soybean meal contributed positively. Agriculture was the second-weakest subsector in the Index, down 2.30%.

  In livestock, curve positioning in lean hogs added value. Livestock emerged as the second-strongest sub-sector in the Index, up 20.7%.

  In precious metals, the inclusion of palladium added to relative results. Precious metals was the top performing subsector of the Index, posting an 88.2% gain.

  The Fund’s roll-timing strategies, implemented via exposure to commodity index-linked swaps and commodity futures, had mixed effect on the Fund’s returns for the Period overall. The investment team implements a roll-tiring strategy by deviating from the Index roll convention, which occurs during the fifth through ninth business days of each month. During the Period, rolls within the Fund primarily took place in advance of the benchmark (i.e., during the first four business days of each month). Additionally, certain commodities, such as those in the energy sector, were rolled on a more frequent basis than the Index. Further, while the majority of the Fund’s exposure is rolled on a controlled schedule, our team continually monitors fundamental and technical developments across all commodity markets and incorporates those views in the Fund’s portfolio by electing to roll positions opportunistically.

Top Detractors from Performance:

  The Fund posted double-digit positive absolute returns but underperformed the Index overall, attributable primarily to underperformance in precious metals.

  In energy, overweights to crude oil and RBOB gasoline and an underweight to gasoil detracted. Curve positioning in petroleum also detracted, with the exception of RBOB gasoline.

  Underweights to copper, lead, nickel and zinc detracted in the industrial metals subsector.

  In agriculture, the inclusion of Robusta coffee, cocoa and frozen concentrated orange juice, underweights to soybean oil and soybeans and overweights to cotton and sugar detracted.

  In livestock, underweights to live cattle and lean hogs and curve positioning in live cattle detracted.

  In precious metals, underweights to gold and silver dampened results.

Goldman Sachs Commodity Strategy Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
$39,827
$17,450
$15,279
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Class R6
BCOM (Gross, USD, Unhedged)
S&P 500® Index

	Class R6	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,228	$11,177	$11,196
12/17	$11,710	$11,367	$13,640
12/18	$9,958	$10,089	$13,042
12/19	$11,638	$10,865	$17,149
12/20	$8,965	$10,525	$20,304
12/21	$11,962	$13,379	$26,132
12/22	$13,857	$15,532	$21,399
12/23	$12,512	$14,303	$27,025
12/24	$13,246	$15,072	$33,786
12/25	$15,279	$17,450	$39,827

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	15.35%	11.25%	4.33%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Commodity Strategy Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Goldman Sachs Commodity Strategy Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

"Bloomberg" and the "Bloomberg Commodity Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Goldman Sachs. Bloomberg is not affiliated with Goldman Sachs, and Bloomberg does not approve, endorse, review or recommend Goldman Sachs' product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Bloomberg Commodity Index.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38147X317-AR-1225

Class R6

Annual Shareholder Report

December 31, 2025

Goldman Sachs Commodity Strategy Fund

GCCIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.60%

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Top Contributors to Performance:

  The Fund outperformed the Bloomberg Commodity Index (the "Index") in energy, industrial metals and agriculture and performed in line with the Index in livestock.

  In energy, the Fund’s underweight and deferred positioning in natural gas and an overweight to heating oil contributed positively. Energy was the weakest subsector in the Index, declining 10.4% on a total return basis.

  In industrial metals, an overweight to aluminum and tactical positioning in copper boosted results. Curve positioning was beneficial in copper, aluminum and lead. The industrials subsector of the Index rose 21.4%, largely fueled by a fourth quarter resurgence.

  In agriculture, an overweight to coffee and underweights to corn, wheat and soybean meal contributed positively. Agriculture was the second-weakest subsector in the Index, down 2.30%.

  In livestock, curve positioning in lean hogs added value. Livestock emerged as the second-strongest sub-sector in the Index, up 20.7%.

  In precious metals, the inclusion of palladium added to relative results. Precious metals was the top performing subsector of the Index, posting an 88.2% gain.

  The Fund’s roll-timing strategies, implemented via exposure to commodity index-linked swaps and commodity futures, had mixed effect on the Fund’s returns for the Period overall. The investment team implements a roll-tiring strategy by deviating from the Index roll convention, which occurs during the fifth through ninth business days of each month. During the Period, rolls within the Fund primarily took place in advance of the benchmark (i.e., during the first four business days of each month). Additionally, certain commodities, such as those in the energy sector, were rolled on a more frequent basis than the Index. Further, while the majority of the Fund’s exposure is rolled on a controlled schedule, our team continually monitors fundamental and technical developments across all commodity markets and incorporates those views in the Fund’s portfolio by electing to roll positions opportunistically.

Top Detractors from Performance:

  The Fund posted double-digit positive absolute returns but underperformed the Index overall, attributable primarily to underperformance in precious metals.

  In energy, overweights to crude oil and RBOB gasoline and an underweight to gasoil detracted. Curve positioning in petroleum also detracted, with the exception of RBOB gasoline.

  Underweights to copper, lead, nickel and zinc detracted in the industrial metals subsector.

  In agriculture, the inclusion of Robusta coffee, cocoa and frozen concentrated orange juice, underweights to soybean oil and soybeans and overweights to cotton and sugar detracted.

  In livestock, underweights to live cattle and lean hogs and curve positioning in live cattle detracted.

  In precious metals, underweights to gold and silver dampened results.

Goldman Sachs Commodity Strategy Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
$3,982,741
$1,744,967
$1,527,533
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Institutional Shares
BCOM (Gross, USD, Unhedged)
S&P 500® Index

	Institutional Shares	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,123,600	$1,117,667	$1,119,599
12/17	$1,171,690	$1,136,714	$1,364,025
12/18	$997,225	$1,008,885	$1,304,222
12/19	$1,164,460	$1,086,478	$1,714,874
12/20	$896,401	$1,052,538	$2,030,390
12/21	$1,196,875	$1,337,873	$2,613,222
12/22	$1,385,383	$1,553,179	$2,139,945
12/23	$1,251,694	$1,430,283	$2,702,486
12/24	$1,325,293	$1,507,243	$3,378,640
12/25	$1,527,533	$1,744,967	$3,982,741

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	15.26%	11.24%	4.32%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Commodity Strategy Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Goldman Sachs Commodity Strategy Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

"Bloomberg" and the "Bloomberg Commodity Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Goldman Sachs. Bloomberg is not affiliated with Goldman Sachs, and Bloomberg does not approve, endorse, review or recommend Goldman Sachs' product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Bloomberg Commodity Index.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H381-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Commodity Strategy Fund

GCCTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$73	0.68%

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Top Contributors to Performance:

  The Fund outperformed the Bloomberg Commodity Index (the "Index") in energy, industrial metals and agriculture and performed in line with the Index in livestock.

  In energy, the Fund’s underweight and deferred positioning in natural gas and an overweight to heating oil contributed positively. Energy was the weakest subsector in the Index, declining 10.4% on a total return basis.

  In industrial metals, an overweight to aluminum and tactical positioning in copper boosted results. Curve positioning was beneficial in copper, aluminum and lead. The industrials subsector of the Index rose 21.4%, largely fueled by a fourth quarter resurgence.

  In agriculture, an overweight to coffee and underweights to corn, wheat and soybean meal contributed positively. Agriculture was the second-weakest subsector in the Index, down 2.30%.

  In livestock, curve positioning in lean hogs added value. Livestock emerged as the second-strongest sub-sector in the Index, up 20.7%.

  In precious metals, the inclusion of palladium added to relative results. Precious metals was the top performing subsector of the Index, posting an 88.2% gain.

  The Fund’s roll-timing strategies, implemented via exposure to commodity index-linked swaps and commodity futures, had mixed effect on the Fund’s returns for the Period overall. The investment team implements a roll-tiring strategy by deviating from the Index roll convention, which occurs during the fifth through ninth business days of each month. During the Period, rolls within the Fund primarily took place in advance of the benchmark (i.e., during the first four business days of each month). Additionally, certain commodities, such as those in the energy sector, were rolled on a more frequent basis than the Index. Further, while the majority of the Fund’s exposure is rolled on a controlled schedule, our team continually monitors fundamental and technical developments across all commodity markets and incorporates those views in the Fund’s portfolio by electing to roll positions opportunistically.

Top Detractors from Performance:

  The Fund posted double-digit positive absolute returns but underperformed the Index overall, attributable primarily to underperformance in precious metals.

  In energy, overweights to crude oil and RBOB gasoline and an underweight to gasoil detracted. Curve positioning in petroleum also detracted, with the exception of RBOB gasoline.

  Underweights to copper, lead, nickel and zinc detracted in the industrial metals subsector.

  In agriculture, the inclusion of Robusta coffee, cocoa and frozen concentrated orange juice, underweights to soybean oil and soybeans and overweights to cotton and sugar detracted.

  In livestock, underweights to live cattle and lean hogs and curve positioning in live cattle detracted.

  In precious metals, underweights to gold and silver dampened results.

Goldman Sachs Commodity Strategy Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$39,827
$17,450
$15,130
Investor Shares
BCOM (Gross, USD, Unhedged)
S&P 500® Index

	Investor Shares	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,224	$11,177	$11,196
12/17	$11,682	$11,367	$13,640
12/18	$9,933	$10,089	$13,042
12/19	$11,595	$10,865	$17,149
12/20	$8,922	$10,525	$20,304
12/21	$11,896	$13,379	$26,132
12/22	$13,775	$15,532	$21,399
12/23	$12,427	$14,303	$27,025
12/24	$13,143	$15,072	$33,786
12/25	$15,130	$17,450	$39,827

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	15.12%	11.13%	4.23%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Commodity Strategy Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Goldman Sachs Commodity Strategy Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

"Bloomberg" and the "Bloomberg Commodity Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Goldman Sachs. Bloomberg is not affiliated with Goldman Sachs, and Bloomberg does not approve, endorse, review or recommend Goldman Sachs' product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Bloomberg Commodity Index.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38145N386-AR-1225

Investor Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	0.55%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Long-term strategic asset allocation contributed most positively to the Fund’s performance versus its benchmark index, the MSCI All Country World Index. Specifically, the Fund was helped by its relative overweight in U.S. equities and non-U.S. developed markets equities. Long-term strategic asset allocation is the process by which we seek to budget or allocate portfolio risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  The Fund benefited from its strategic allocation to real assets, led by exposure to global infrastructure securities and, to a lesser extent, global real estate securities.

  Among underlying funds, the Goldman Sachs International Small Cap Equity Insights Fund and Goldman Sachs International Equity Insights Fund outperformed their respective benchmark indices the most. The Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs ActiveBeta Emerging Markets Equity ETF and Goldman Sachs MarketBeta International Equity ETF also outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Overall, our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, detracted slightly from the Fund’s relative returns. Exposures to Euro area, Japanese and U.K. equities, as well as to the U.S. consumer staples sector, dampened performance.

  Security selection within the underlying funds detracted from the Fund’s performance overall. The Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund and Goldman Large Cap Value Insights Fund underperformed their respective benchmark indices most.

Goldman Sachs Dynamic Global Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$28,101
$26,556
Class A (including sales charges)
Class A (excluding sales charges)
MSCI® ACWI Index (Net, USD, Unhedged)

	Class A (including sales charges)	Class A (excluding sales charges)	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,450	$10,000	$10,000
12/16	$10,095	$10,683	$10,786
12/17	$12,716	$13,456	$13,372
12/18	$11,267	$11,922	$12,113
12/19	$14,158	$14,982	$15,335
12/20	$16,025	$16,958	$17,828
12/21	$19,241	$20,361	$21,133
12/22	$15,526	$16,429	$17,252
12/23	$18,665	$19,751	$21,082
12/24	$21,903	$23,178	$24,769
12/25	$26,556	$28,101	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	21.24%	10.62%	10.88%
Class A including sales charges	14.60%	9.38%	10.25%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Global Equity Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Goldman Sachs Dynamic Global Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V571-AR-1225

Class A

Annual Shareholder Report

December 31, 2025

Goldman Sachs Dynamic Global Equity Fund

GAXCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$143	1.30%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Long-term strategic asset allocation contributed most positively to the Fund’s performance versus its benchmark index, the MSCI All Country World Index. Specifically, the Fund was helped by its relative overweight in U.S. equities and non-U.S. developed markets equities. Long-term strategic asset allocation is the process by which we seek to budget or allocate portfolio risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  The Fund benefited from its strategic allocation to real assets, led by exposure to global infrastructure securities and, to a lesser extent, global real estate securities.

  Among underlying funds, the Goldman Sachs International Small Cap Equity Insights Fund and Goldman Sachs International Equity Insights Fund outperformed their respective benchmark indices the most. The Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs ActiveBeta Emerging Markets Equity ETF and Goldman Sachs MarketBeta International Equity ETF also outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Overall, our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, detracted slightly from the Fund’s relative returns. Exposures to Euro area, Japanese and U.K. equities, as well as to the U.S. consumer staples sector, dampened performance.

  Security selection within the underlying funds detracted from the Fund’s performance overall. The Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund and Goldman Large Cap Value Insights Fund underperformed their respective benchmark indices most.

Goldman Sachs Dynamic Global Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$26,076
$25,815
Class C (including sales charges)
Class C (excluding sales charges)
MSCI® ACWI Index (Net, USD, Unhedged)

	Class C (including sales charges)	Class C (excluding sales charges)	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,900	$10,000	$10,000
12/16	$10,491	$10,597	$10,786
12/17	$13,122	$13,255	$13,372
12/18	$11,542	$11,659	$12,113
12/19	$14,396	$14,541	$15,335
12/20	$16,170	$16,334	$17,828
12/21	$19,274	$19,468	$21,133
12/22	$15,436	$15,592	$17,252
12/23	$18,426	$18,612	$21,082
12/24	$21,454	$21,670	$24,769
12/25	$25,815	$26,076	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	20.33%	9.80%	10.05%
Class C including sales charges	19.12%	9.80%	10.05%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Global Equity Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Goldman Sachs Dynamic Global Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V555-AR-1225

Class C

Annual Shareholder Report

December 31, 2025

Goldman Sachs Dynamic Global Equity Fund

GADPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$20	0.18%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Long-term strategic asset allocation contributed most positively to the Fund’s performance versus its benchmark index, the MSCI All Country World Index. Specifically, the Fund was helped by its relative overweight in U.S. equities and non-U.S. developed markets equities. Long-term strategic asset allocation is the process by which we seek to budget or allocate portfolio risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  The Fund benefited from its strategic allocation to real assets, led by exposure to global infrastructure securities and, to a lesser extent, global real estate securities.

  Among underlying funds, the Goldman Sachs International Small Cap Equity Insights Fund and Goldman Sachs International Equity Insights Fund outperformed their respective benchmark indices the most. The Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs ActiveBeta Emerging Markets Equity ETF and Goldman Sachs MarketBeta International Equity ETF also outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Overall, our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, detracted slightly from the Fund’s relative returns. Exposures to Euro area, Japanese and U.K. equities, as well as to the U.S. consumer staples sector, dampened performance.

  Security selection within the underlying funds detracted from the Fund’s performance overall. The Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund and Goldman Large Cap Value Insights Fund underperformed their respective benchmark indices most.

Goldman Sachs Dynamic Global Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
4/17/18
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$22,401
$21,109
Class P
MSCI® ACWI Index (Net, USD, Unhedged)

	Class P	MSCI® ACWI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000
12/18	$8,720	$8,955
12/19	$11,004	$11,337
12/20	$12,501	$13,179
12/21	$15,069	$15,622
12/22	$12,206	$12,753
12/23	$14,734	$15,585
12/24	$17,349	$18,311
12/25	$21,109	$22,401

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	21.67%	11.04%	10.17%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.02%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Global Equity Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Goldman Sachs Dynamic Global Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38150B814-AR-1225

Class P

Annual Shareholder Report

December 31, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$88	0.80%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Long-term strategic asset allocation contributed most positively to the Fund’s performance versus its benchmark index, the MSCI All Country World Index. Specifically, the Fund was helped by its relative overweight in U.S. equities and non-U.S. developed markets equities. Long-term strategic asset allocation is the process by which we seek to budget or allocate portfolio risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  The Fund benefited from its strategic allocation to real assets, led by exposure to global infrastructure securities and, to a lesser extent, global real estate securities.

  Among underlying funds, the Goldman Sachs International Small Cap Equity Insights Fund and Goldman Sachs International Equity Insights Fund outperformed their respective benchmark indices the most. The Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs ActiveBeta Emerging Markets Equity ETF and Goldman Sachs MarketBeta International Equity ETF also outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Overall, our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, detracted slightly from the Fund’s relative returns. Exposures to Euro area, Japanese and U.K. equities, as well as to the U.S. consumer staples sector, dampened performance.

  Security selection within the underlying funds detracted from the Fund’s performance overall. The Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund and Goldman Large Cap Value Insights Fund underperformed their respective benchmark indices most.

Goldman Sachs Dynamic Global Equity Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$27,401
Class R
MSCI® ACWI Index (Net, USD, Unhedged)

	Class R	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$10,650	$10,786
12/17	$13,387	$13,372
12/18	$11,830	$12,113
12/19	$14,830	$15,335
12/20	$16,746	$17,828
12/21	$20,055	$21,133
12/22	$16,147	$17,252
12/23	$19,368	$21,082
12/24	$22,658	$24,769
12/25	$27,401	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	20.93%	10.34%	10.60%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Global Equity Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Goldman Sachs Dynamic Global Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38145N741-AR-1225

Class R

Annual Shareholder Report

December 31, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.18%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Long-term strategic asset allocation contributed most positively to the Fund’s performance versus its benchmark index, the MSCI All Country World Index. Specifically, the Fund was helped by its relative overweight in U.S. equities and non-U.S. developed markets equities. Long-term strategic asset allocation is the process by which we seek to budget or allocate portfolio risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  The Fund benefited from its strategic allocation to real assets, led by exposure to global infrastructure securities and, to a lesser extent, global real estate securities.

  Among underlying funds, the Goldman Sachs International Small Cap Equity Insights Fund and Goldman Sachs International Equity Insights Fund outperformed their respective benchmark indices the most. The Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs ActiveBeta Emerging Markets Equity ETF and Goldman Sachs MarketBeta International Equity ETF also outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Overall, our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, detracted slightly from the Fund’s relative returns. Exposures to Euro area, Japanese and U.K. equities, as well as to the U.S. consumer staples sector, dampened performance.

  Security selection within the underlying funds detracted from the Fund’s performance overall. The Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund and Goldman Large Cap Value Insights Fund underperformed their respective benchmark indices most.

Goldman Sachs Dynamic Global Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$29,203
Class R6
MSCI® ACWI Index (Net, USD, Unhedged)

	Class R6	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$10,714	$10,786
12/17	$13,557	$13,372
12/18	$12,066	$12,113
12/19	$15,220	$15,335
12/20	$17,292	$17,828
12/21	$20,845	$21,133
12/22	$16,887	$17,252
12/23	$20,375	$21,082
12/24	$23,994	$24,769
12/25	$29,203	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	21.71%	11.04%	11.30%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Global Equity Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Goldman Sachs Dynamic Global Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38148U403-AR-1225

Class R6

Annual Shareholder Report

December 31, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Long-term strategic asset allocation contributed most positively to the Fund’s performance versus its benchmark index, the MSCI All Country World Index. Specifically, the Fund was helped by its relative overweight in U.S. equities and non-U.S. developed markets equities. Long-term strategic asset allocation is the process by which we seek to budget or allocate portfolio risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  The Fund benefited from its strategic allocation to real assets, led by exposure to global infrastructure securities and, to a lesser extent, global real estate securities.

  Among underlying funds, the Goldman Sachs International Small Cap Equity Insights Fund and Goldman Sachs International Equity Insights Fund outperformed their respective benchmark indices the most. The Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs ActiveBeta Emerging Markets Equity ETF and Goldman Sachs MarketBeta International Equity ETF also outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Overall, our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, detracted slightly from the Fund’s relative returns. Exposures to Euro area, Japanese and U.K. equities, as well as to the U.S. consumer staples sector, dampened performance.

  Security selection within the underlying funds detracted from the Fund’s performance overall. The Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund and Goldman Large Cap Value Insights Fund underperformed their respective benchmark indices most.

Goldman Sachs Dynamic Global Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,040,000
$2,530,000
$2,020,000
$1,510,000
$1,000,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$3,030,169
$2,917,133
Institutional Shares
MSCI® ACWI Index (Net, USD, Unhedged)

	Institutional Shares	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000
12/16	$1,072,000	$1,078,643
12/17	$1,355,866	$1,337,216
12/18	$1,205,771	$1,211,325
12/19	$1,521,442	$1,533,506
12/20	$1,728,358	$1,782,776
12/21	$2,082,672	$2,113,255
12/22	$1,687,381	$1,725,177
12/23	$2,035,825	$2,108,199
12/24	$2,397,184	$2,476,895
12/25	$2,917,133	$3,030,169

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	21.69%	11.03%	11.29%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Global Equity Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Goldman Sachs Dynamic Global Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V472-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.30%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Long-term strategic asset allocation contributed most positively to the Fund’s performance versus its benchmark index, the MSCI All Country World Index. Specifically, the Fund was helped by its relative overweight in U.S. equities and non-U.S. developed markets equities. Long-term strategic asset allocation is the process by which we seek to budget or allocate portfolio risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  The Fund benefited from its strategic allocation to real assets, led by exposure to global infrastructure securities and, to a lesser extent, global real estate securities.

  Among underlying funds, the Goldman Sachs International Small Cap Equity Insights Fund and Goldman Sachs International Equity Insights Fund outperformed their respective benchmark indices the most. The Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs ActiveBeta Emerging Markets Equity ETF and Goldman Sachs MarketBeta International Equity ETF also outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Overall, our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, detracted slightly from the Fund’s relative returns. Exposures to Euro area, Japanese and U.K. equities, as well as to the U.S. consumer staples sector, dampened performance.

  Security selection within the underlying funds detracted from the Fund’s performance overall. The Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund and Goldman Large Cap Value Insights Fund underperformed their respective benchmark indices most.

Goldman Sachs Dynamic Global Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$28,804
Investor Shares
MSCI® ACWI Index (Net, USD, Unhedged)

	Investor Shares	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$10,701	$10,786
12/17	$13,521	$13,372
12/18	$12,009	$12,113
12/19	$15,128	$15,335
12/20	$17,167	$17,828
12/21	$20,662	$21,133
12/22	$16,720	$17,252
12/23	$20,151	$21,082
12/24	$23,703	$24,769
12/25	$28,804	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	21.52%	10.90%	11.15%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Global Equity Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Goldman Sachs Dynamic Global Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38145N733-AR-1225

Investor Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Dynamic Global Equity Fund

GAPSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$76	0.69%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Long-term strategic asset allocation contributed most positively to the Fund’s performance versus its benchmark index, the MSCI All Country World Index. Specifically, the Fund was helped by its relative overweight in U.S. equities and non-U.S. developed markets equities. Long-term strategic asset allocation is the process by which we seek to budget or allocate portfolio risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  The Fund benefited from its strategic allocation to real assets, led by exposure to global infrastructure securities and, to a lesser extent, global real estate securities.

  Among underlying funds, the Goldman Sachs International Small Cap Equity Insights Fund and Goldman Sachs International Equity Insights Fund outperformed their respective benchmark indices the most. The Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs ActiveBeta Emerging Markets Equity ETF and Goldman Sachs MarketBeta International Equity ETF also outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Overall, our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, detracted slightly from the Fund’s relative returns. Exposures to Euro area, Japanese and U.K. equities, as well as to the U.S. consumer staples sector, dampened performance.

  Security selection within the underlying funds detracted from the Fund’s performance overall. The Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund and Goldman Large Cap Value Insights Fund underperformed their respective benchmark indices most.

Goldman Sachs Dynamic Global Equity Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$30,302
$27,743
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Service Shares
MSCI® ACWI Index (Net, USD, Unhedged)

	Service Shares	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$10,668	$10,786
12/17	$13,419	$13,372
12/18	$11,879	$12,113
12/19	$14,907	$15,335
12/20	$16,856	$17,828
12/21	$20,211	$21,133
12/22	$16,292	$17,252
12/23	$19,565	$21,082
12/24	$22,918	$24,769
12/25	$27,743	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	21.05%	10.47%	10.73%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Global Equity Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Goldman Sachs Dynamic Global Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V464-AR-1225

Service Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GIDAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$136	1.19%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Stock selection in the industrials, materials and consumer discretionary sectors contributed positively to the Fund’s returns versus its benchmark, the MSCI EAFE Index (Index).

  The Fund benefited from its bias toward stocks with higher dividend yields, as these stocks generally outperformed the Index.

  Regarding individual stock holdings, the Fund was helped by its overweight positions relative to the Index in Intesa Sanpaolo, an Italian international banking group; Phoenix Group Holdings, a U.K.-based long-term savings and retirement business; and Fujikura, a Japan-based electrical equipment manufacturing company. The Fund was overweight all three stocks mainly due to their attractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  On the sector level, stock selection in real estate detracted from the Fund’s relative performance.

  In terms of individual holdings, the Fund was hurt by its underweight positions versus the Index in Spanish multinational bank Banco Santander and Italian multinational bank UniCredit and by its lack of exposure to Spanish multinational financial services company Banco Bilbao Vizcaya Argentaria. The unattractive dividend yield and/or risk metrics of all three stocks led to the Fund’s positioning.

Goldman Sachs International Equity Dividend and Premium Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$9,450	$10,000	$10,000	$10,000
12/16	$9,512	$10,066	$10,209	$10,100
12/17	$11,734	$12,417	$10,964	$12,628
12/18	$10,169	$10,761	$10,832	$10,887
12/19	$11,635	$12,313	$11,573	$13,284
12/20	$11,744	$12,427	$12,637	$14,322
12/21	$12,794	$13,538	$12,042	$15,935
12/22	$11,477	$12,145	$10,085	$13,632
12/23	$13,303	$14,077	$10,662	$16,118
12/24	$12,967	$13,721	$10,482	$16,735
12/25	$16,745	$17,720	$11,338	$21,959

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	29.14%	7.35%	5.88%
Class A including sales charges	22.11%	6.13%	5.29%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	1.26%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Dividend and Premium Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Goldman Sachs International Equity Dividend and Premium Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N486-AR-1225

Class A

Annual Shareholder Report

December 31, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GIDCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$223	1.95%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Stock selection in the industrials, materials and consumer discretionary sectors contributed positively to the Fund’s returns versus its benchmark, the MSCI EAFE Index (Index).

  The Fund benefited from its bias toward stocks with higher dividend yields, as these stocks generally outperformed the Index.

  Regarding individual stock holdings, the Fund was helped by its overweight positions relative to the Index in Intesa Sanpaolo, an Italian international banking group; Phoenix Group Holdings, a U.K.-based long-term savings and retirement business; and Fujikura, a Japan-based electrical equipment manufacturing company. The Fund was overweight all three stocks mainly due to their attractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  On the sector level, stock selection in real estate detracted from the Fund’s relative performance.

  In terms of individual holdings, the Fund was hurt by its underweight positions versus the Index in Spanish multinational bank Banco Santander and Italian multinational bank UniCredit and by its lack of exposure to Spanish multinational financial services company Banco Bilbao Vizcaya Argentaria. The unattractive dividend yield and/or risk metrics of all three stocks led to the Fund’s positioning.

Goldman Sachs International Equity Dividend and Premium Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$9,900	$10,000	$10,000	$10,000
12/16	$9,879	$9,979	$10,209	$10,100
12/17	$12,102	$12,224	$10,964	$12,628
12/18	$10,407	$10,512	$10,832	$10,887
12/19	$11,816	$11,935	$11,573	$13,284
12/20	$11,837	$11,956	$12,637	$14,322
12/21	$12,810	$12,939	$12,042	$15,935
12/22	$11,402	$11,517	$10,085	$13,632
12/23	$13,111	$13,244	$10,662	$16,118
12/24	$12,686	$12,815	$10,482	$16,735
12/25	$16,272	$16,436	$11,338	$21,959

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	28.26%	6.57%	5.09%
Class C including sales charges	27.24%	6.57%	5.09%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	1.26%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Dividend and Premium Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Goldman Sachs International Equity Dividend and Premium Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N478-AR-1225

Class C

Annual Shareholder Report

December 31, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GGHPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$101	0.88%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Stock selection in the industrials, materials and consumer discretionary sectors contributed positively to the Fund’s returns versus its benchmark, the MSCI EAFE Index (Index).

  The Fund benefited from its bias toward stocks with higher dividend yields, as these stocks generally outperformed the Index.

  Regarding individual stock holdings, the Fund was helped by its overweight positions relative to the Index in Intesa Sanpaolo, an Italian international banking group; Phoenix Group Holdings, a U.K.-based long-term savings and retirement business; and Fujikura, a Japan-based electrical equipment manufacturing company. The Fund was overweight all three stocks mainly due to their attractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  On the sector level, stock selection in real estate detracted from the Fund’s relative performance.

  In terms of individual holdings, the Fund was hurt by its underweight positions versus the Index in Spanish multinational bank Banco Santander and Italian multinational bank UniCredit and by its lack of exposure to Spanish multinational financial services company Banco Bilbao Vizcaya Argentaria. The unattractive dividend yield and/or risk metrics of all three stocks led to the Fund’s positioning.

Goldman Sachs International Equity Dividend and Premium Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000
12/18	$8,565	$9,742	$8,548
12/19	$9,835	$10,409	$10,430
12/20	$9,967	$11,366	$11,245
12/21	$10,901	$10,831	$12,511
12/22	$9,814	$9,071	$10,703
12/23	$11,398	$9,589	$12,655
12/24	$11,154	$9,427	$13,139
12/25	$14,457	$10,197	$17,241

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	29.61%	7.72%	4.89%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	0.25%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	7.32%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Dividend and Premium Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Goldman Sachs International Equity Dividend and Premium Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38150B616-AR-1225

Class P

Annual Shareholder Report

December 31, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GIDUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.88%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Stock selection in the industrials, materials and consumer discretionary sectors contributed positively to the Fund’s returns versus its benchmark, the MSCI EAFE Index (Index).

  The Fund benefited from its bias toward stocks with higher dividend yields, as these stocks generally outperformed the Index.

  Regarding individual stock holdings, the Fund was helped by its overweight positions relative to the Index in Intesa Sanpaolo, an Italian international banking group; Phoenix Group Holdings, a U.K.-based long-term savings and retirement business; and Fujikura, a Japan-based electrical equipment manufacturing company. The Fund was overweight all three stocks mainly due to their attractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  On the sector level, stock selection in real estate detracted from the Fund’s relative performance.

  In terms of individual holdings, the Fund was hurt by its underweight positions versus the Index in Spanish multinational bank Banco Santander and Italian multinational bank UniCredit and by its lack of exposure to Spanish multinational financial services company Banco Bilbao Vizcaya Argentaria. The unattractive dividend yield and/or risk metrics of all three stocks led to the Fund’s positioning.

Goldman Sachs International Equity Dividend and Premium Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
4/30/18	$10,000	$10,000	$10,000
12/18	$8,675	$9,906	$8,560
12/19	$9,963	$10,584	$10,444
12/20	$10,097	$11,557	$11,260
12/21	$11,044	$11,013	$12,529
12/22	$9,941	$9,223	$10,718
12/23	$11,548	$9,750	$12,673
12/24	$11,301	$9,586	$13,157
12/25	$14,651	$10,369	$17,265

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	29.65%	7.73%	5.10%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	0.47%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	7.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Dividend and Premium Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Goldman Sachs International Equity Dividend and Premium Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38150C507-AR-1225

Class R6

Annual Shareholder Report

December 31, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GIDHX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.89%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Stock selection in the industrials, materials and consumer discretionary sectors contributed positively to the Fund’s returns versus its benchmark, the MSCI EAFE Index (Index).

  The Fund benefited from its bias toward stocks with higher dividend yields, as these stocks generally outperformed the Index.

  Regarding individual stock holdings, the Fund was helped by its overweight positions relative to the Index in Intesa Sanpaolo, an Italian international banking group; Phoenix Group Holdings, a U.K.-based long-term savings and retirement business; and Fujikura, a Japan-based electrical equipment manufacturing company. The Fund was overweight all three stocks mainly due to their attractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  On the sector level, stock selection in real estate detracted from the Fund’s relative performance.

  In terms of individual holdings, the Fund was hurt by its underweight positions versus the Index in Spanish multinational bank Banco Santander and Italian multinational bank UniCredit and by its lack of exposure to Spanish multinational financial services company Banco Bilbao Vizcaya Argentaria. The unattractive dividend yield and/or risk metrics of all three stocks led to the Fund’s positioning.

Goldman Sachs International Equity Dividend and Premium Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,009,200	$1,020,859	$1,010,002
12/17	$1,249,894	$1,096,351	$1,262,849
12/18	$1,087,908	$1,083,197	$1,088,699
12/19	$1,249,136	$1,157,283	$1,328,371
12/20	$1,264,001	$1,263,681	$1,432,193
12/21	$1,382,564	$1,204,201	$1,593,506
12/22	$1,244,446	$1,008,536	$1,363,217
12/23	$1,445,424	$1,066,175	$1,611,840
12/24	$1,414,347	$1,048,167	$1,673,463
12/25	$1,833,560	$1,133,780	$2,195,939

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	29.64%	7.72%	6.24%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	1.26%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Dividend and Premium Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Goldman Sachs International Equity Dividend and Premium Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N494-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs International Equity Dividend and Premium Fund

GIRVX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$108	0.94%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Top Contributors to Performance:

  Stock selection in the industrials, materials and consumer discretionary sectors contributed positively to the Fund’s returns versus its benchmark, the MSCI EAFE Index (Index).

  The Fund benefited from its bias toward stocks with higher dividend yields, as these stocks generally outperformed the Index.

  Regarding individual stock holdings, the Fund was helped by its overweight positions relative to the Index in Intesa Sanpaolo, an Italian international banking group; Phoenix Group Holdings, a U.K.-based long-term savings and retirement business; and Fujikura, a Japan-based electrical equipment manufacturing company. The Fund was overweight all three stocks mainly due to their attractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  On the sector level, stock selection in real estate detracted from the Fund’s relative performance.

  In terms of individual holdings, the Fund was hurt by its underweight positions versus the Index in Spanish multinational bank Banco Santander and Italian multinational bank UniCredit and by its lack of exposure to Spanish multinational financial services company Banco Bilbao Vizcaya Argentaria. The unattractive dividend yield and/or risk metrics of all three stocks led to the Fund’s positioning.

Goldman Sachs International Equity Dividend and Premium Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000
12/16	$10,096	$10,209	$10,100
12/17	$12,477	$10,964	$12,628
12/18	$10,842	$10,832	$10,887
12/19	$12,437	$11,573	$13,284
12/20	$12,586	$12,637	$14,322
12/21	$13,738	$12,042	$15,935
12/22	$12,352	$10,085	$13,632
12/23	$14,344	$10,662	$16,118
12/24	$14,007	$10,482	$16,735
12/25	$18,169	$11,338	$21,959

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	29.71%	7.61%	6.15%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	1.26%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Dividend and Premium Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Goldman Sachs International Equity Dividend and Premium Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38145C547-AR-1225

Investor Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$107	1.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  Stock selection in the information technology and real estate sectors added to the Fund’s performance relative to its benchmark, the S&P 500® Index (Index).

  Among individual holdings, the Fund was helped by its overweight positions versus the Index in Lam Research, a supplier of wafer-fabrication equipment to the semiconductor industry, and Welltower, a real estate investment trust. The Fund’s lack of exposure to Fiserv, a financial technology and global commerce company, also added to relative performance. The Fund was overweight Lam Research and Welltower largely because of their attractive dividend yields and/or risk metrics. The Fund did not own Fiserv mostly because of its unattractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  The Fund was hurt by its bias toward stocks with higher dividend yields, as the performance of these stocks generally lagged the Index.

  In terms of sectors, stock selection in materials and, to a lesser extent, industrials and consumer staples detracted from the Fund’s relative performance.

  As for individual holdings, the Fund was hampered by overweight positions compared to the Index in Dow, which provides materials science solutions for packaging, infrastructure, mobility and consumer applications; LyondellBasell Industries, which manufactures and sells plastics, petrochemicals and basic chemicals; and Paychex, a provider of human resources advisory and employee solutions. The Fund was overweight all three stocks due primarily to their attractive dividend yields and/or risk metrics.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
1/1/16	$9,450	$10,000	$10,000	$10,000
12/16	$10,656	$11,276	$10,265	$11,196
12/17	$12,236	$12,948	$10,628	$13,640
12/18	$11,425	$12,090	$10,630	$13,042
12/19	$14,238	$15,066	$11,556	$17,149
12/20	$16,182	$17,124	$12,424	$20,304
12/21	$19,811	$20,964	$12,232	$26,132
12/22	$16,871	$17,853	$10,641	$21,399
12/23	$20,420	$21,609	$11,229	$27,025
12/24	$24,888	$26,337	$11,369	$33,786
12/25	$28,263	$29,908	$12,199	$39,827

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	13.56%	11.79%	11.57%
Class A including sales charges	7.34%	10.53%	10.94%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H712-AR-1225

Class A

Annual Shareholder Report

December 31, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPQX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$186	1.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  Stock selection in the information technology and real estate sectors added to the Fund’s performance relative to its benchmark, the S&P 500® Index (Index).

  Among individual holdings, the Fund was helped by its overweight positions versus the Index in Lam Research, a supplier of wafer-fabrication equipment to the semiconductor industry, and Welltower, a real estate investment trust. The Fund’s lack of exposure to Fiserv, a financial technology and global commerce company, also added to relative performance. The Fund was overweight Lam Research and Welltower largely because of their attractive dividend yields and/or risk metrics. The Fund did not own Fiserv mostly because of its unattractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  The Fund was hurt by its bias toward stocks with higher dividend yields, as the performance of these stocks generally lagged the Index.

  In terms of sectors, stock selection in materials and, to a lesser extent, industrials and consumer staples detracted from the Fund’s relative performance.

  As for individual holdings, the Fund was hampered by overweight positions compared to the Index in Dow, which provides materials science solutions for packaging, infrastructure, mobility and consumer applications; LyondellBasell Industries, which manufactures and sells plastics, petrochemicals and basic chemicals; and Paychex, a provider of human resources advisory and employee solutions. The Fund was overweight all three stocks due primarily to their attractive dividend yields and/or risk metrics.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
1/1/16	$9,900	$10,000	$10,000	$10,000
12/16	$11,083	$11,195	$10,265	$11,196
12/17	$12,634	$12,761	$10,628	$13,640
12/18	$11,701	$11,819	$10,630	$13,042
12/19	$14,477	$14,623	$11,556	$17,149
12/20	$16,338	$16,503	$12,424	$20,304
12/21	$19,848	$20,048	$12,232	$26,132
12/22	$16,775	$16,945	$10,641	$21,399
12/23	$20,151	$20,354	$11,229	$27,025
12/24	$24,374	$24,621	$11,369	$33,786
12/25	$27,484	$27,762	$12,199	$39,827

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	12.76%	10.96%	10.74%
Class C including sales charges	11.70%	10.96%	10.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H696-AR-1225

Class C

Annual Shareholder Report

December 31, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSFPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$72	0.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  Stock selection in the information technology and real estate sectors added to the Fund’s performance relative to its benchmark, the S&P 500® Index (Index).

  Among individual holdings, the Fund was helped by its overweight positions versus the Index in Lam Research, a supplier of wafer-fabrication equipment to the semiconductor industry, and Welltower, a real estate investment trust. The Fund’s lack of exposure to Fiserv, a financial technology and global commerce company, also added to relative performance. The Fund was overweight Lam Research and Welltower largely because of their attractive dividend yields and/or risk metrics. The Fund did not own Fiserv mostly because of its unattractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  The Fund was hurt by its bias toward stocks with higher dividend yields, as the performance of these stocks generally lagged the Index.

  In terms of sectors, stock selection in materials and, to a lesser extent, industrials and consumer staples detracted from the Fund’s relative performance.

  As for individual holdings, the Fund was hampered by overweight positions compared to the Index in Dow, which provides materials science solutions for packaging, infrastructure, mobility and consumer applications; LyondellBasell Industries, which manufactures and sells plastics, petrochemicals and basic chemicals; and Paychex, a provider of human resources advisory and employee solutions. The Fund was overweight all three stocks due primarily to their attractive dividend yields and/or risk metrics.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000
12/18	$9,327	$10,225	$9,394
12/19	$11,665	$11,117	$12,351
12/20	$13,309	$11,951	$14,624
12/21	$16,361	$11,767	$18,822
12/22	$13,974	$10,236	$15,413
12/23	$16,970	$10,802	$19,465
12/24	$20,740	$10,937	$24,335
12/25	$23,644	$11,736	$28,686

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	14.00%	12.17%	11.80%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.10%
S&P 500® Index	17.88%	14.42%	14.64%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38150B194-AR-1225

Class P

Annual Shareholder Report

December 31, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GIDWX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$72	0.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  Stock selection in the information technology and real estate sectors added to the Fund’s performance relative to its benchmark, the S&P 500® Index (Index).

  Among individual holdings, the Fund was helped by its overweight positions versus the Index in Lam Research, a supplier of wafer-fabrication equipment to the semiconductor industry, and Welltower, a real estate investment trust. The Fund’s lack of exposure to Fiserv, a financial technology and global commerce company, also added to relative performance. The Fund was overweight Lam Research and Welltower largely because of their attractive dividend yields and/or risk metrics. The Fund did not own Fiserv mostly because of its unattractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  The Fund was hurt by its bias toward stocks with higher dividend yields, as the performance of these stocks generally lagged the Index.

  In terms of sectors, stock selection in materials and, to a lesser extent, industrials and consumer staples detracted from the Fund’s relative performance.

  As for individual holdings, the Fund was hampered by overweight positions compared to the Index in Dow, which provides materials science solutions for packaging, infrastructure, mobility and consumer applications; LyondellBasell Industries, which manufactures and sells plastics, petrochemicals and basic chemicals; and Paychex, a provider of human resources advisory and employee solutions. The Fund was overweight all three stocks due primarily to their attractive dividend yields and/or risk metrics.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
4/30/18	$10,000	$10,000	$10,000
12/18	$9,522	$10,225	$9,598
12/19	$11,911	$11,117	$12,620
12/20	$13,600	$11,951	$14,942
12/21	$16,708	$11,767	$19,231
12/22	$14,280	$10,236	$15,748
12/23	$17,330	$10,802	$19,888
12/24	$21,197	$10,937	$24,864
12/25	$24,151	$11,736	$29,309

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	13.94%	12.16%	12.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.11%
S&P 500® Index	17.88%	14.42%	15.03%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38150C804-AR-1225

Class R6

Annual Shareholder Report

December 31, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPKX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  Stock selection in the information technology and real estate sectors added to the Fund’s performance relative to its benchmark, the S&P 500® Index (Index).

  Among individual holdings, the Fund was helped by its overweight positions versus the Index in Lam Research, a supplier of wafer-fabrication equipment to the semiconductor industry, and Welltower, a real estate investment trust. The Fund’s lack of exposure to Fiserv, a financial technology and global commerce company, also added to relative performance. The Fund was overweight Lam Research and Welltower largely because of their attractive dividend yields and/or risk metrics. The Fund did not own Fiserv mostly because of its unattractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  The Fund was hurt by its bias toward stocks with higher dividend yields, as the performance of these stocks generally lagged the Index.

  In terms of sectors, stock selection in materials and, to a lesser extent, industrials and consumer staples detracted from the Fund’s relative performance.

  As for individual holdings, the Fund was hampered by overweight positions compared to the Index in Dow, which provides materials science solutions for packaging, infrastructure, mobility and consumer applications; LyondellBasell Industries, which manufactures and sells plastics, petrochemicals and basic chemicals; and Paychex, a provider of human resources advisory and employee solutions. The Fund was overweight all three stocks due primarily to their attractive dividend yields and/or risk metrics.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
1/1/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,132,100	$1,026,475	$1,119,599
12/17	$1,305,425	$1,062,831	$1,364,025
12/18	$1,223,444	$1,062,952	$1,304,222
12/19	$1,530,039	$1,155,606	$1,714,874
12/20	$1,746,692	$1,242,353	$2,030,390
12/21	$2,145,288	$1,223,195	$2,613,222
12/22	$1,833,577	$1,064,056	$2,139,945
12/23	$2,224,863	$1,122,886	$2,702,486
12/24	$2,720,562	$1,136,925	$3,378,640
12/25	$3,100,897	$1,219,931	$3,982,741

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	13.98%	12.16%	11.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Goldman Sachs U.S. Equity Dividend and Premium Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H720-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs U.S. Equity Dividend and Premium Fund

GVIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$80	0.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  Stock selection in the information technology and real estate sectors added to the Fund’s performance relative to its benchmark, the S&P 500® Index (Index).

  Among individual holdings, the Fund was helped by its overweight positions versus the Index in Lam Research, a supplier of wafer-fabrication equipment to the semiconductor industry, and Welltower, a real estate investment trust. The Fund’s lack of exposure to Fiserv, a financial technology and global commerce company, also added to relative performance. The Fund was overweight Lam Research and Welltower largely because of their attractive dividend yields and/or risk metrics. The Fund did not own Fiserv mostly because of its unattractive dividend yield and/or risk metrics.

  The Fund’s dividend yield served to enhance its quarterly net income distributions.

Top Detractors from Performance:

  The sale of call options on the Index detracted from the Fund’s total return given that the Index appreciated during the Period. Although the Fund retained the premium it received from the sale of the call options, the premiums did not exceed the difference in the value of the Index, as call options were exercised.

  The Fund was hurt by its bias toward stocks with higher dividend yields, as the performance of these stocks generally lagged the Index.

  In terms of sectors, stock selection in materials and, to a lesser extent, industrials and consumer staples detracted from the Fund’s relative performance.

  As for individual holdings, the Fund was hampered by overweight positions compared to the Index in Dow, which provides materials science solutions for packaging, infrastructure, mobility and consumer applications; LyondellBasell Industries, which manufactures and sells plastics, petrochemicals and basic chemicals; and Paychex, a provider of human resources advisory and employee solutions. The Fund was overweight all three stocks due primarily to their attractive dividend yields and/or risk metrics.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor Shares	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,296	$10,265	$11,196
12/17	$13,011	$10,628	$13,640
12/18	$12,169	$10,630	$13,042
12/19	$15,211	$11,556	$17,149
12/20	$17,332	$12,424	$20,304
12/21	$21,280	$12,232	$26,132
12/22	$18,173	$10,641	$21,399
12/23	$22,031	$11,229	$27,025
12/24	$26,917	$11,369	$33,786
12/25	$30,656	$12,199	$39,827

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	13.89%	12.07%	11.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Dividend and Premium Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Goldman Sachs U.S. Equity Dividend and Premium Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38145C513-AR-1225

Investor Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Conservative Allocation Fund

GIPAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$58	0.55%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its performance. The Fund was also helped by its strategic allocations to core fixed income and emerging markets debt.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by its exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund’s returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among underlying fixed income funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hindered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted slightly from performance. In fixed income, exposures to U.S. high yield corporate bonds and French and U.K. government bonds dampened the Fund’s returns.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance overall. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Conservative Allocation Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$18,456
$17,334
$16,380
$12,665
Class A (including sales charges)
Class A (excluding sales charges)
Conservative Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class A (including sales charges)	Class A (excluding sales charges)	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$9,450	$10,000	$10,000	$10,000	$10,000
12/16	$9,927	$10,505	$10,555	$10,786	$10,395
12/17	$11,038	$11,681	$11,724	$13,372	$10,710
12/18	$10,276	$10,875	$11,423	$12,113	$10,899
12/19	$11,843	$12,532	$13,187	$15,335	$11,795
12/20	$13,114	$13,878	$14,660	$17,828	$12,453
12/21	$14,102	$14,923	$15,585	$21,133	$12,280
12/22	$12,115	$12,820	$13,418	$17,252	$10,902
12/23	$13,577	$14,368	$15,168	$21,082	$11,681
12/24	$14,693	$15,549	$16,520	$24,769	$12,078
12/25	$16,380	$17,334	$18,456	$30,302	$12,665

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	11.48%	4.54%	5.65%
Class A including sales charges	5.36%	3.36%	5.05%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Conservative Allocation Composite Index was formerly named the Balanced Strategy Composite Index.

Goldman Sachs Conservative Allocation Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Goldman Sachs Conservative Allocation Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38142V688-AR-1225

Class A

Annual Shareholder Report

December 31, 2025

Goldman Sachs Conservative Allocation Fund

GIPCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$137	1.30%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its performance. The Fund was also helped by its strategic allocations to core fixed income and emerging markets debt.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by its exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund’s returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among underlying fixed income funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hindered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted slightly from performance. In fixed income, exposures to U.S. high yield corporate bonds and French and U.K. government bonds dampened the Fund’s returns.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance overall. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Conservative Allocation Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$18,456
$16,073
$15,913
$12,665
Class C (including sales charges)
Class C (excluding sales charges)
Conservative Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class C (including sales charges)	Class C (excluding sales charges)	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$9,900	$10,000	$10,000	$10,000	$10,000
12/16	$10,321	$10,425	$10,555	$10,786	$10,395
12/17	$11,384	$11,499	$11,724	$13,372	$10,710
12/18	$10,521	$10,627	$11,423	$12,113	$10,899
12/19	$12,025	$12,147	$13,187	$15,335	$11,795
12/20	$13,220	$13,353	$14,660	$17,828	$12,453
12/21	$14,109	$14,252	$15,585	$21,133	$12,280
12/22	$12,035	$12,157	$13,418	$17,252	$10,902
12/23	$13,388	$13,523	$15,168	$21,082	$11,681
12/24	$14,373	$14,518	$16,520	$24,769	$12,078
12/25	$15,913	$16,073	$18,456	$30,302	$12,665

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	10.71%	3.78%	4.86%
Class C including sales charges	9.62%	3.78%	4.86%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Conservative Allocation Composite Index was formerly named the Balanced Strategy Composite Index.

Goldman Sachs Conservative Allocation Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Goldman Sachs Conservative Allocation Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38142V662-AR-1225

Class C

Annual Shareholder Report

December 31, 2025

Goldman Sachs Conservative Allocation Fund

GAOPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its performance. The Fund was also helped by its strategic allocations to core fixed income and emerging markets debt.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by its exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund’s returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among underlying fixed income funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hindered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted slightly from performance. In fixed income, exposures to U.S. high yield corporate bonds and French and U.K. government bonds dampened the Fund’s returns.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance overall. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Conservative Allocation Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
$22,401
$15,684
$15,279
$11,844
4/17/18
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Class P
Conservative Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class P	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
12/18	$9,333	$9,707	$8,955	$10,193
12/19	$10,797	$11,207	$11,337	$11,030
12/20	$12,004	$12,458	$13,179	$11,646
12/21	$12,958	$13,244	$15,622	$11,484
12/22	$11,176	$11,403	$12,753	$10,196
12/23	$12,572	$12,890	$15,585	$10,924
12/24	$13,656	$14,039	$18,311	$11,295
12/25	$15,279	$15,684	$22,401	$11,844

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	11.89%	4.94%	5.65%
Conservative Allocation Composite Index*	11.72%	4.71%	6.01%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.02%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Conservative Allocation Composite Index was formerly named the Balanced Strategy Composite Index.

Goldman Sachs Conservative Allocation Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Goldman Sachs Conservative Allocation Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38150C408-AR-1225

Class P

Annual Shareholder Report

December 31, 2025

Goldman Sachs Conservative Allocation Fund

GIPRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$84	0.80%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its performance. The Fund was also helped by its strategic allocations to core fixed income and emerging markets debt.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by its exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund’s returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among underlying fixed income funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hindered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted slightly from performance. In fixed income, exposures to U.S. high yield corporate bonds and French and U.K. government bonds dampened the Fund’s returns.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance overall. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Conservative Allocation Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$18,456
$16,931
$12,665
Class R
Conservative Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class R	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,504	$10,555	$10,786	$10,395
12/17	$11,639	$11,724	$13,372	$10,710
12/18	$10,817	$11,423	$12,113	$10,899
12/19	$12,433	$13,187	$15,335	$11,795
12/20	$13,728	$14,660	$17,828	$12,453
12/21	$14,733	$15,585	$21,133	$12,280
12/22	$12,626	$13,418	$17,252	$10,902
12/23	$14,112	$15,168	$21,082	$11,681
12/24	$15,237	$16,520	$24,769	$12,078
12/25	$16,931	$18,456	$30,302	$12,665

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	11.12%	4.28%	5.40%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Conservative Allocation Composite Index was formerly named the Balanced Strategy Composite Index.

Goldman Sachs Conservative Allocation Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Goldman Sachs Conservative Allocation Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38145N816-AR-1225

Class R

Annual Shareholder Report

December 31, 2025

Goldman Sachs Conservative Allocation Fund

GIPUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its performance. The Fund was also helped by its strategic allocations to core fixed income and emerging markets debt.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by its exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund’s returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among underlying fixed income funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hindered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted slightly from performance. In fixed income, exposures to U.S. high yield corporate bonds and French and U.K. government bonds dampened the Fund’s returns.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance overall. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Conservative Allocation Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$18,456
$18,002
$12,665
Class R6
Conservative Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Class R6	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,548	$10,555	$10,786	$10,395
12/17	$11,765	$11,724	$13,372	$10,710
12/18	$10,998	$11,423	$12,113	$10,899
12/19	$12,725	$13,187	$15,335	$11,795
12/20	$14,136	$14,660	$17,828	$12,453
12/21	$15,267	$15,585	$21,133	$12,280
12/22	$13,181	$13,418	$17,252	$10,902
12/23	$14,813	$15,168	$21,082	$11,681
12/24	$16,089	$16,520	$24,769	$12,078
12/25	$18,002	$18,456	$30,302	$12,665

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	11.89%	4.95%	6.05%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Conservative Allocation Composite Index was formerly named the Balanced Strategy Composite Index.

Goldman Sachs Conservative Allocation Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Goldman Sachs Conservative Allocation Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38148U106-AR-1225

Class R6

Annual Shareholder Report

December 31, 2025

Goldman Sachs Conservative Allocation Fund

GIPIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its performance. The Fund was also helped by its strategic allocations to core fixed income and emerging markets debt.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by its exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund’s returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among underlying fixed income funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hindered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted slightly from performance. In fixed income, exposures to U.S. high yield corporate bonds and French and U.K. government bonds dampened the Fund’s returns.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance overall. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Conservative Allocation Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,040,000
$2,530,000
$2,020,000
$1,510,000
$1,000,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$3,030,169
$1,845,554
$1,797,567
$1,266,518
Institutional Shares
Conservative Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Institutional Shares	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,053,800	$1,055,549	$1,078,643	$1,039,485
12/17	$1,176,357	$1,172,392	$1,337,216	$1,071,042
12/18	$1,099,541	$1,142,261	$1,211,325	$1,089,922
12/19	$1,271,949	$1,318,745	$1,533,506	$1,179,472
12/20	$1,412,881	$1,465,995	$1,782,776	$1,245,293
12/21	$1,524,922	$1,558,472	$2,113,255	$1,227,966
12/22	$1,316,160	$1,341,846	$1,725,177	$1,090,199
12/23	$1,480,417	$1,516,784	$2,108,199	$1,168,110
12/24	$1,606,549	$1,652,007	$2,476,895	$1,207,774
12/25	$1,797,567	$1,845,554	$3,030,169	$1,266,518

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	11.89%	4.93%	6.03%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Conservative Allocation Composite Index was formerly named the Balanced Strategy Composite Index.

Goldman Sachs Conservative Allocation Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Goldman Sachs Conservative Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38142V548-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Conservative Allocation Fund

GIPTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.30%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its performance. The Fund was also helped by its strategic allocations to core fixed income and emerging markets debt.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by its exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund’s returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among underlying fixed income funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hindered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted slightly from performance. In fixed income, exposures to U.S. high yield corporate bonds and French and U.K. government bonds dampened the Fund’s returns.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance overall. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Conservative Allocation Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$18,456
$17,777
$12,665
Investor Shares
Conservative Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Investor Shares	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,534	$10,555	$10,786	$10,395
12/17	$11,736	$11,724	$13,372	$10,710
12/18	$10,960	$11,423	$12,113	$10,899
12/19	$12,658	$13,187	$15,335	$11,795
12/20	$14,050	$14,660	$17,828	$12,453
12/21	$15,139	$15,585	$21,133	$12,280
12/22	$13,051	$13,418	$17,252	$10,902
12/23	$14,659	$15,168	$21,082	$11,681
12/24	$15,897	$16,520	$24,769	$12,078
12/25	$17,777	$18,456	$30,302	$12,665

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	11.83%	4.81%	5.92%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Conservative Allocation Composite Index was formerly named the Balanced Strategy Composite Index.

Goldman Sachs Conservative Allocation Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Goldman Sachs Conservative Allocation Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38145N790-AR-1225

Investor Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Conservative Allocation Fund

GIPSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$73	0.69%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its performance. The Fund was also helped by its strategic allocations to core fixed income and emerging markets debt.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by its exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund’s returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among underlying fixed income funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hindered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted slightly from performance. In fixed income, exposures to U.S. high yield corporate bonds and French and U.K. government bonds dampened the Fund’s returns.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, detracted from the Fund’s performance overall. Although the Fund benefited when we dynamically reduced its equity exposure to manage risk during the global equity market selloff in April 2025, it was not able to fully participate in the subsequent rebound.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Conservative Allocation Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$30,302
$18,456
$17,230
$12,665
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Service Shares
Conservative Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

	Service Shares	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,569	$10,555	$10,786	$10,395
12/17	$11,736	$11,724	$13,372	$10,710
12/18	$10,923	$11,423	$12,113	$10,899
12/19	$12,560	$13,187	$15,335	$11,795
12/20	$13,885	$14,660	$17,828	$12,453
12/21	$14,918	$15,585	$21,133	$12,280
12/22	$12,803	$13,418	$17,252	$10,902
12/23	$14,331	$15,168	$21,082	$11,681
12/24	$15,478	$16,520	$24,769	$12,078
12/25	$17,230	$18,456	$30,302	$12,665

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	11.32%	4.41%	5.59%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Conservative Allocation Composite Index was formerly named the Balanced Strategy Composite Index.

Goldman Sachs Conservative Allocation Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Goldman Sachs Conservative Allocation Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38142V530-AR-1225

Service Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Moderate Allocation Fund

GOIAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.55%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund was helped by its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund's exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its returns. The Fund further benefited from its strategic allocations to core fixed income and emerging markets debt.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, bolstered performance. We trimmed the Fund's exposure to equities in April 2025 during the tariff-induced market drawdown and then added exposure beginning in early June as the market recovered.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund's returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among fixed income underlying funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund's exposures to Euro area, Japanese, U.K. and Canadian equities, as well as the U.S. financials and consumer staples sectors, detracted slightly from performance. Within fixed income, exposures to U.S. high yield corporate bonds and French government bonds detracted modestly from returns.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Moderate Allocation Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$21,977
$20,839
$19,693
$12,665
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Moderate Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,450	$10,000	$10,000	$10,000	$10,000
12/16	$9,994	$10,576	$10,395	$10,634	$10,786
12/17	$11,612	$12,288	$10,710	$12,256	$13,372
12/18	$10,574	$11,190	$10,899	$11,667	$12,113
12/19	$12,541	$13,271	$11,795	$13,899	$15,335
12/20	$14,087	$14,907	$12,453	$15,754	$17,828
12/21	$15,816	$16,736	$12,280	$17,375	$21,133
12/22	$13,364	$14,142	$10,902	$14,711	$17,252
12/23	$15,329	$16,221	$11,681	$17,072	$21,082
12/24	$17,037	$18,028	$12,078	$19,076	$24,769
12/25	$19,693	$20,839	$12,665	$21,977	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	15.59%	6.92%	7.61%
Class A including sales charges	9.22%	5.72%	7.00%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Moderate Allocation Composite Index was formerly named the Growth and Income Strategy Composite Index.

Goldman Sachs Moderate Allocation Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Goldman Sachs Moderate Allocation Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38142V654-AR-1225

Class A

Annual Shareholder Report

December 31, 2025

Goldman Sachs Moderate Allocation Fund

GOICX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$140	1.30%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund was helped by its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund's exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its returns. The Fund further benefited from its strategic allocations to core fixed income and emerging markets debt.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, bolstered performance. We trimmed the Fund's exposure to equities in April 2025 during the tariff-induced market drawdown and then added exposure beginning in early June as the market recovered.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund's returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among fixed income underlying funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund's exposures to Euro area, Japanese, U.K. and Canadian equities, as well as the U.S. financials and consumer staples sectors, detracted slightly from performance. Within fixed income, exposures to U.S. high yield corporate bonds and French government bonds detracted modestly from returns.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Moderate Allocation Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$21,977
$19,324
$19,130
$12,665
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Moderate Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,900	$10,000	$10,000	$10,000	$10,000
12/16	$10,382	$10,487	$10,395	$10,634	$10,786
12/17	$11,972	$12,093	$10,710	$12,256	$13,372
12/18	$10,820	$10,929	$10,899	$11,667	$12,113
12/19	$12,744	$12,872	$11,795	$13,899	$15,335
12/20	$14,207	$14,350	$12,453	$15,754	$17,828
12/21	$15,832	$15,992	$12,280	$17,375	$21,133
12/22	$13,274	$13,408	$10,902	$14,711	$17,252
12/23	$15,116	$15,269	$11,681	$17,072	$21,082
12/24	$16,674	$16,843	$12,078	$19,076	$24,769
12/25	$19,130	$19,324	$12,665	$21,977	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	14.73%	6.13%	6.80%
Class C including sales charges	13.59%	6.13%	6.80%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Moderate Allocation Composite Index was formerly named the Growth and Income Strategy Composite Index.

Goldman Sachs Moderate Allocation Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Goldman Sachs Moderate Allocation Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38142V639-AR-1225

Class C

Annual Shareholder Report

December 31, 2025

Goldman Sachs Moderate Allocation Fund

GGSPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund was helped by its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund's exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its returns. The Fund further benefited from its strategic allocations to core fixed income and emerging markets debt.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, bolstered performance. We trimmed the Fund's exposure to equities in April 2025 during the tariff-induced market drawdown and then added exposure beginning in early June as the market recovered.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund's returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among fixed income underlying funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund's exposures to Euro area, Japanese, U.K. and Canadian equities, as well as the U.S. financials and consumer staples sectors, detracted slightly from performance. Within fixed income, exposures to U.S. high yield corporate bonds and French government bonds detracted modestly from returns.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Moderate Allocation Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
4/17/18
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$22,401
$17,818
$17,340
$11,844
Class P
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Moderate Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
12/18	$9,071	$10,193	$9,459	$8,955
12/19	$10,804	$11,030	$11,269	$11,337
12/20	$12,180	$11,646	$12,773	$13,179
12/21	$13,722	$11,484	$14,088	$15,622
12/22	$11,638	$10,196	$11,928	$12,753
12/23	$13,403	$10,924	$13,842	$15,585
12/24	$14,955	$11,295	$15,465	$18,311
12/25	$17,340	$11,844	$17,818	$22,401

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	15.95%	7.32%	7.39%
Moderate Allocation Composite Index*	15.21%	6.88%	7.77%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.22%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.02%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Moderate Allocation Composite Index was formerly named the Growth and Income Strategy Composite Index.

Goldman Sachs Moderate Allocation Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Goldman Sachs Moderate Allocation Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38150B715-AR-1225

Class P

Annual Shareholder Report

December 31, 2025

Goldman Sachs Moderate Allocation Fund

GPIRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$86	0.80%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund was helped by its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund's exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its returns. The Fund further benefited from its strategic allocations to core fixed income and emerging markets debt.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, bolstered performance. We trimmed the Fund's exposure to equities in April 2025 during the tariff-induced market drawdown and then added exposure beginning in early June as the market recovered.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund's returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among fixed income underlying funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund's exposures to Euro area, Japanese, U.K. and Canadian equities, as well as the U.S. financials and consumer staples sectors, detracted slightly from performance. Within fixed income, exposures to U.S. high yield corporate bonds and French government bonds detracted modestly from returns.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Moderate Allocation Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$30,302
$21,977
$20,306
$12,665
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Class R
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Moderate Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Class R	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,542	$10,395	$10,634	$10,786
12/17	$12,211	$10,710	$12,256	$13,372
12/18	$11,100	$10,899	$11,667	$12,113
12/19	$13,131	$11,795	$13,899	$15,335
12/20	$14,717	$12,453	$15,754	$17,828
12/21	$16,474	$12,280	$17,375	$21,133
12/22	$13,883	$10,902	$14,711	$17,252
12/23	$15,881	$11,681	$17,072	$21,082
12/24	$17,615	$12,078	$19,076	$24,769
12/25	$20,306	$12,665	$21,977	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	15.28%	6.65%	7.33%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Moderate Allocation Composite Index was formerly named the Growth and Income Strategy Composite Index.

Goldman Sachs Moderate Allocation Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Goldman Sachs Moderate Allocation Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38145N782-AR-1225

Class R

Annual Shareholder Report

December 31, 2025

Goldman Sachs Moderate Allocation Fund

GOIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund was helped by its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund's exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its returns. The Fund further benefited from its strategic allocations to core fixed income and emerging markets debt.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, bolstered performance. We trimmed the Fund's exposure to equities in April 2025 during the tariff-induced market drawdown and then added exposure beginning in early June as the market recovered.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund's returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among fixed income underlying funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund's exposures to Euro area, Japanese, U.K. and Canadian equities, as well as the U.S. financials and consumer staples sectors, detracted slightly from performance. Within fixed income, exposures to U.S. high yield corporate bonds and French government bonds detracted modestly from returns.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Moderate Allocation Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$21,977
$21,638
$12,665
Class R6
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Moderate Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,609	$10,395	$10,634	$10,786
12/17	$12,382	$10,710	$12,256	$13,372
12/18	$11,316	$10,899	$11,667	$12,113
12/19	$13,477	$11,795	$13,899	$15,335
12/20	$15,194	$12,453	$15,754	$17,828
12/21	$17,122	$12,280	$17,375	$21,133
12/22	$14,525	$10,902	$14,711	$17,252
12/23	$16,715	$11,681	$17,072	$21,082
12/24	$18,651	$12,078	$19,076	$24,769
12/25	$21,638	$12,665	$21,977	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	16.02%	7.32%	8.02%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Moderate Allocation Composite Index was formerly named the Growth and Income Strategy Composite Index.

Goldman Sachs Moderate Allocation Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Goldman Sachs Moderate Allocation Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38148U205-AR-1225

Class R6

Annual Shareholder Report

December 31, 2025

Goldman Sachs Moderate Allocation Fund

GOIIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund was helped by its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund's exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its returns. The Fund further benefited from its strategic allocations to core fixed income and emerging markets debt.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, bolstered performance. We trimmed the Fund's exposure to equities in April 2025 during the tariff-induced market drawdown and then added exposure beginning in early June as the market recovered.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund's returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among fixed income underlying funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund's exposures to Euro area, Japanese, U.K. and Canadian equities, as well as the U.S. financials and consumer staples sectors, detracted slightly from performance. Within fixed income, exposures to U.S. high yield corporate bonds and French government bonds detracted modestly from returns.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Moderate Allocation Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,040,000
$2,530,000
$2,020,000
$1,510,000
$1,000,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$3,030,169
$2,197,723
$2,162,740
$1,266,518
Institutional Shares
Moderate Allocation Composite Index*
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
MSCI® ACWI Index (Net, USD, Unhedged)

	Institutional Shares	Moderate Allocation Composite Index*	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,061,700	$1,063,382	$1,039,485	$1,078,643
12/17	$1,237,942	$1,225,597	$1,071,042	$1,337,216
12/18	$1,131,108	$1,166,699	$1,089,922	$1,211,325
12/19	$1,347,941	$1,389,862	$1,179,472	$1,533,506
12/20	$1,519,399	$1,575,366	$1,245,293	$1,782,776
12/21	$1,711,451	$1,737,522	$1,227,966	$2,113,255
12/22	$1,451,482	$1,471,150	$1,090,199	$1,725,177
12/23	$1,671,236	$1,707,242	$1,168,110	$2,108,199
12/24	$1,864,431	$1,907,562	$1,207,774	$2,476,895
12/25	$2,162,740	$2,197,723	$1,266,518	$3,030,169

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	16.00%	7.31%	8.01%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Moderate Allocation Composite Index was formerly named the Growth and Income Strategy Composite Index.

Goldman Sachs Moderate Allocation Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Goldman Sachs Moderate Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38142V522-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Moderate Allocation Fund

GPITX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.30%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund was helped by its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund's exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its returns. The Fund further benefited from its strategic allocations to core fixed income and emerging markets debt.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, bolstered performance. We trimmed the Fund's exposure to equities in April 2025 during the tariff-induced market drawdown and then added exposure beginning in early June as the market recovered.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund's returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among fixed income underlying funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund's exposures to Euro area, Japanese, U.K. and Canadian equities, as well as the U.S. financials and consumer staples sectors, detracted slightly from performance. Within fixed income, exposures to U.S. high yield corporate bonds and French government bonds detracted modestly from returns.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Moderate Allocation Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$21,977
$21,357
$12,665
Investor Shares
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Moderate Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,606	$10,395	$10,634	$10,786
12/17	$12,344	$10,710	$12,256	$13,372
12/18	$11,273	$10,899	$11,667	$12,113
12/19	$13,405	$11,795	$13,899	$15,335
12/20	$15,104	$12,453	$15,754	$17,828
12/21	$16,989	$12,280	$17,375	$21,133
12/22	$14,390	$10,902	$14,711	$17,252
12/23	$16,550	$11,681	$17,072	$21,082
12/24	$18,436	$12,078	$19,076	$24,769
12/25	$21,357	$12,665	$21,977	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	15.84%	7.17%	7.88%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Moderate Allocation Composite Index was formerly named the Growth and Income Strategy Composite Index.

Goldman Sachs Moderate Allocation Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Goldman Sachs Moderate Allocation Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38145N774-AR-1225

Investor Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Moderate Allocation Fund

GOISX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$74	0.69%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund was helped by its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund's exposure to equities, especially U.S. equities and non-U.S. developed markets equities, added to its returns. The Fund further benefited from its strategic allocations to core fixed income and emerging markets debt.

  Our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, bolstered performance. We trimmed the Fund's exposure to equities in April 2025 during the tariff-induced market drawdown and then added exposure beginning in early June as the market recovered.

  Overall, our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance. In particular, the Fund was aided by exposures to U.S. information technology and health care stocks.

  Security selection within the underlying funds added to the Fund's returns overall, with the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperforming their respective benchmark indices most. Among fixed income underlying funds, the Goldman Sachs Core Fixed Income Fund outperformed its benchmark index.

Top Detractors from Performance:

  The Fund was hurt by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund's exposures to Euro area, Japanese, U.K. and Canadian equities, as well as the U.S. financials and consumer staples sectors, detracted slightly from performance. Within fixed income, exposures to U.S. high yield corporate bonds and French government bonds detracted modestly from returns.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Moderate Allocation Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$21,977
$20,580
$12,665
Service Shares
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Moderate Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Service Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,560	$10,395	$10,634	$10,786
12/17	$12,253	$10,710	$12,256	$13,372
12/18	$11,150	$10,899	$11,667	$12,113
12/19	$13,214	$11,795	$13,899	$15,335
12/20	$14,827	$12,453	$15,754	$17,828
12/21	$16,611	$12,280	$17,375	$21,133
12/22	$14,020	$10,902	$14,711	$17,252
12/23	$16,064	$11,681	$17,072	$21,082
12/24	$17,834	$12,078	$19,076	$24,769
12/25	$20,580	$12,665	$21,977	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	15.40%	6.77%	7.48%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Moderate Allocation Composite Index was formerly named the Growth and Income Strategy Composite Index.

Goldman Sachs Moderate Allocation Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Goldman Sachs Moderate Allocation Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38142V514-AR-1225

Service Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Growth Allocation Fund

GGSAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	0.55%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposures to U.S. equities and non-U.S. developed markets equities added significantly to performance. Exposures to emerging markets debt and U.S. core fixed income also bolstered the Fund’s returns.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance, with the Fund’s exposures to U.S. information technology and health care stocks adding most to returns.

  The impact of our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, was rather neutral overall.

  Security selection within the underlying funds had a rather neutral impact on the Fund’s performance overall. Among underlying funds, the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperformed their respective benchmark indices most.

Top Detractors from Performance:

  The Fund was hampered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted modestly from returns. Within fixed income, exposures to U.S. high yield corporate bonds, as well as to French and U.K. government bonds, had a slightly negative impact on performance.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Growth Allocation Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$25,929
$24,540
$23,191
$12,665
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Growth Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,450	$10,000	$10,000	$10,000	$10,000
12/16	$10,055	$10,640	$10,395	$10,711	$10,786
12/17	$12,168	$12,877	$10,710	$12,805	$13,372
12/18	$10,832	$11,463	$10,899	$11,898	$12,113
12/19	$13,241	$14,012	$11,795	$14,616	$15,335
12/20	$15,095	$15,974	$12,453	$16,817	$17,828
12/21	$17,592	$18,616	$12,280	$19,233	$21,133
12/22	$14,577	$15,425	$10,902	$15,998	$17,252
12/23	$17,103	$18,098	$11,681	$19,054	$21,082
12/24	$19,516	$20,652	$12,078	$21,835	$24,769
12/25	$23,191	$24,540	$12,665	$25,929	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	18.83%	8.96%	9.39%
Class A including sales charges	12.26%	7.74%	8.77%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Growth Allocation Composite Index was formerly named the Growth Strategy Composite Index.

Goldman Sachs Growth Allocation Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Goldman Sachs Growth Allocation Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38142V621-AR-1225

Class A

Annual Shareholder Report

December 31, 2025

Goldman Sachs Growth Allocation Fund

GGSCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$142	1.30%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposures to U.S. equities and non-U.S. developed markets equities added significantly to performance. Exposures to emerging markets debt and U.S. core fixed income also bolstered the Fund’s returns.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance, with the Fund’s exposures to U.S. information technology and health care stocks adding most to returns.

  The impact of our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, was rather neutral overall.

  Security selection within the underlying funds had a rather neutral impact on the Fund’s performance overall. Among underlying funds, the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperformed their respective benchmark indices most.

Top Detractors from Performance:

  The Fund was hampered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted modestly from returns. Within fixed income, exposures to U.S. high yield corporate bonds, as well as to French and U.K. government bonds, had a slightly negative impact on performance.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Growth Allocation Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$25,929
$22,781
$22,553
$12,665
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Growth Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,900	$10,000	$10,000	$10,000	$10,000
12/16	$10,452	$10,558	$10,395	$10,711	$10,786
12/17	$12,551	$12,678	$10,710	$12,805	$13,372
12/18	$11,099	$11,211	$10,899	$11,898	$12,113
12/19	$13,464	$13,600	$11,795	$14,616	$15,335
12/20	$15,234	$15,387	$12,453	$16,817	$17,828
12/21	$17,621	$17,799	$12,280	$19,233	$21,133
12/22	$14,491	$14,638	$10,902	$15,998	$17,252
12/23	$16,878	$17,048	$11,681	$19,054	$21,082
12/24	$19,118	$19,311	$12,078	$21,835	$24,769
12/25	$22,553	$22,781	$12,665	$25,929	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	17.97%	8.16%	8.57%
Class C including sales charges	16.77%	8.16%	8.57%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Growth Allocation Composite Index was formerly named the Growth Strategy Composite Index.

Goldman Sachs Growth Allocation Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Goldman Sachs Growth Allocation Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38142V597-AR-1225

Class C

Annual Shareholder Report

December 31, 2025

Goldman Sachs Growth Allocation Fund

GGPPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$20	0.18%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposures to U.S. equities and non-U.S. developed markets equities added significantly to performance. Exposures to emerging markets debt and U.S. core fixed income also bolstered the Fund’s returns.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance, with the Fund’s exposures to U.S. information technology and health care stocks adding most to returns.

  The impact of our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, was rather neutral overall.

  Security selection within the underlying funds had a rather neutral impact on the Fund’s performance overall. Among underlying funds, the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperformed their respective benchmark indices most.

Top Detractors from Performance:

  The Fund was hampered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted modestly from returns. Within fixed income, exposures to U.S. high yield corporate bonds, as well as to French and U.K. government bonds, had a slightly negative impact on performance.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Growth Allocation Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
4/13/18
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$22,401
$20,067
$19,485
$11,844
Class P
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Growth Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
4/13/18	$10,000	$10,000	$10,000	$10,000
12/18	$8,861	$10,193	$9,209	$8,955
12/19	$10,874	$11,030	$11,312	$11,337
12/20	$12,441	$11,646	$13,016	$13,179
12/21	$14,560	$11,484	$14,886	$15,622
12/22	$12,107	$10,196	$12,382	$12,753
12/23	$14,265	$10,924	$14,748	$15,585
12/24	$16,336	$11,295	$16,898	$18,311
12/25	$19,485	$11,844	$20,067	$22,401

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	19.27%	9.38%	9.03%
Growth Allocation Composite Index*	18.75%	9.04%	9.45%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.22%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.02%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Growth Allocation Composite Index was formerly named the Growth Strategy Composite Index.

Goldman Sachs Growth Allocation Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Goldman Sachs Growth Allocation Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38150B681-AR-1225

Class P

Annual Shareholder Report

December 31, 2025

Goldman Sachs Growth Allocation Fund

GGSRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$87	0.80%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposures to U.S. equities and non-U.S. developed markets equities added significantly to performance. Exposures to emerging markets debt and U.S. core fixed income also bolstered the Fund’s returns.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance, with the Fund’s exposures to U.S. information technology and health care stocks adding most to returns.

  The impact of our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, was rather neutral overall.

  Security selection within the underlying funds had a rather neutral impact on the Fund’s performance overall. Among underlying funds, the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperformed their respective benchmark indices most.

Top Detractors from Performance:

  The Fund was hampered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted modestly from returns. Within fixed income, exposures to U.S. high yield corporate bonds, as well as to French and U.K. government bonds, had a slightly negative impact on performance.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Growth Allocation Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$30,302
$25,929
$23,947
$12,665
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Class R
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Growth Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Class R	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,618	$10,395	$10,711	$10,786
12/17	$12,813	$10,710	$12,805	$13,372
12/18	$11,380	$10,899	$11,898	$12,113
12/19	$13,882	$11,795	$14,616	$15,335
12/20	$15,777	$12,453	$16,817	$17,828
12/21	$18,350	$12,280	$19,233	$21,133
12/22	$15,160	$10,902	$15,998	$17,252
12/23	$17,748	$11,681	$19,054	$21,082
12/24	$20,207	$12,078	$21,835	$24,769
12/25	$23,947	$12,665	$25,929	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	18.51%	8.70%	9.12%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Growth Allocation Composite Index was formerly named the Growth Strategy Composite Index.

Goldman Sachs Growth Allocation Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Goldman Sachs Growth Allocation Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38145N766-AR-1225

Class R

Annual Shareholder Report

December 31, 2025

Goldman Sachs Growth Allocation Fund

GGSUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.18%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposures to U.S. equities and non-U.S. developed markets equities added significantly to performance. Exposures to emerging markets debt and U.S. core fixed income also bolstered the Fund’s returns.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance, with the Fund’s exposures to U.S. information technology and health care stocks adding most to returns.

  The impact of our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, was rather neutral overall.

  Security selection within the underlying funds had a rather neutral impact on the Fund’s performance overall. Among underlying funds, the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperformed their respective benchmark indices most.

Top Detractors from Performance:

  The Fund was hampered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted modestly from returns. Within fixed income, exposures to U.S. high yield corporate bonds, as well as to French and U.K. government bonds, had a slightly negative impact on performance.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Growth Allocation Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$30,302
$25,929
$25,514
$12,665
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Class R6
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Growth Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,678	$10,395	$10,711	$10,786
12/17	$12,975	$10,710	$12,805	$13,372
12/18	$11,606	$10,899	$11,898	$12,113
12/19	$14,243	$11,795	$14,616	$15,335
12/20	$16,292	$12,453	$16,817	$17,828
12/21	$19,065	$12,280	$19,233	$21,133
12/22	$15,853	$10,902	$15,998	$17,252
12/23	$18,668	$11,681	$19,054	$21,082
12/24	$21,392	$12,078	$21,835	$24,769
12/25	$25,514	$12,665	$25,929	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	19.27%	9.38%	9.81%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Growth Allocation Composite Index was formerly named the Growth Strategy Composite Index.

Goldman Sachs Growth Allocation Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Goldman Sachs Growth Allocation Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38148U304-AR-1225

Class R6

Annual Shareholder Report

December 31, 2025

Goldman Sachs Growth Allocation Fund

GGSIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposures to U.S. equities and non-U.S. developed markets equities added significantly to performance. Exposures to emerging markets debt and U.S. core fixed income also bolstered the Fund’s returns.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance, with the Fund’s exposures to U.S. information technology and health care stocks adding most to returns.

  The impact of our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, was rather neutral overall.

  Security selection within the underlying funds had a rather neutral impact on the Fund’s performance overall. Among underlying funds, the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperformed their respective benchmark indices most.

Top Detractors from Performance:

  The Fund was hampered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted modestly from returns. Within fixed income, exposures to U.S. high yield corporate bonds, as well as to French and U.K. government bonds, had a slightly negative impact on performance.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Growth Allocation Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,040,000
$2,530,000
$2,020,000
$1,510,000
$1,000,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$3,030,169
$2,592,907
$2,548,261
$1,266,518
Institutional Shares
Growth Allocation Composite Index*
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
MSCI® ACWI Index (Net, USD, Unhedged)

	Institutional Shares	Growth Allocation Composite Index*	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,067,800	$1,071,081	$1,039,485	$1,078,643
12/17	$1,297,697	$1,280,529	$1,071,042	$1,337,216
12/18	$1,159,493	$1,189,776	$1,089,922	$1,211,325
12/19	$1,423,509	$1,461,565	$1,179,472	$1,533,506
12/20	$1,627,498	$1,681,664	$1,245,293	$1,782,776
12/21	$1,904,661	$1,923,309	$1,227,966	$2,113,255
12/22	$1,583,344	$1,599,824	$1,090,199	$1,725,177
12/23	$1,865,655	$1,905,440	$1,168,110	$2,108,199
12/24	$2,136,548	$2,183,468	$1,207,774	$2,476,895
12/25	$2,548,261	$2,592,907	$1,266,518	$3,030,169

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	19.27%	9.38%	9.80%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Growth Allocation Composite Index was formerly named the Growth Strategy Composite Index.

Goldman Sachs Growth Allocation Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Goldman Sachs Growth Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38142V498-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Growth Allocation Fund

GGSTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.30%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposures to U.S. equities and non-U.S. developed markets equities added significantly to performance. Exposures to emerging markets debt and U.S. core fixed income also bolstered the Fund’s returns.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance, with the Fund’s exposures to U.S. information technology and health care stocks adding most to returns.

  The impact of our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, was rather neutral overall.

  Security selection within the underlying funds had a rather neutral impact on the Fund’s performance overall. Among underlying funds, the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperformed their respective benchmark indices most.

Top Detractors from Performance:

  The Fund was hampered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted modestly from returns. Within fixed income, exposures to U.S. high yield corporate bonds, as well as to French and U.K. government bonds, had a slightly negative impact on performance.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Growth Allocation Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$25,929
$25,179
$12,665
Investor Shares
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Growth Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,672	$10,395	$10,711	$10,786
12/17	$12,945	$10,710	$12,805	$13,372
12/18	$11,555	$10,899	$11,898	$12,113
12/19	$14,155	$11,795	$14,616	$15,335
12/20	$16,176	$12,453	$16,817	$17,828
12/21	$18,903	$12,280	$19,233	$21,133
12/22	$15,705	$10,902	$15,998	$17,252
12/23	$18,480	$11,681	$19,054	$21,082
12/24	$21,141	$12,078	$21,835	$24,769
12/25	$25,179	$12,665	$25,929	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	19.10%	9.25%	9.67%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Growth Allocation Composite Index was formerly named the Growth Strategy Composite Index.

Goldman Sachs Growth Allocation Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Goldman Sachs Growth Allocation Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38145N758-AR-1225

Investor Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Growth Allocation Fund

GGSSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$75	0.69%

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Top Contributors to Performance:

  The Fund benefited from its long-term strategic asset allocation, which is the process by which we seek to budget or allocate Fund risk, as opposed to capital, across a set of asset allocation risk factors, including, but not limited to, equity, interest rates, carry, momentum and active risk.

  Within the strategic asset allocation, the Fund’s exposures to U.S. equities and non-U.S. developed markets equities added significantly to performance. Exposures to emerging markets debt and U.S. core fixed income also bolstered the Fund’s returns.

  Our short-term dynamic views, which seek to take advantage of what we consider short-term market mispricings, contributed positively to performance, with the Fund’s exposures to U.S. information technology and health care stocks adding most to returns.

  The impact of our medium-term dynamic views, which seek to respond to changes in the business or economic cycle, was rather neutral overall.

  Security selection within the underlying funds had a rather neutral impact on the Fund’s performance overall. Among underlying funds, the Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund and Goldman Sachs Small Cap Insights Fund outperformed their respective benchmark indices most.

Top Detractors from Performance:

  The Fund was hampered by a strategic allocation to alternative risk premia, accomplished through our foreign exchange tail risk hedging strategy and our U.S. interest rate options strategy. These strategies, which are intended to hedge against significant market drawdowns, generated negative returns, as global equities and U.S. Treasuries recorded gains for the Period overall.

  Within our short-term dynamic views, the Fund’s exposures to Euro area, Japanese, U.K. and Canadian equities, as well as to the U.S. financials and consumer staples sectors, detracted modestly from returns. Within fixed income, exposures to U.S. high yield corporate bonds, as well as to French and U.K. government bonds, had a slightly negative impact on performance.

  Among underlying funds, the Goldman Sachs Large Cap Growth Insights Fund and Goldman Sachs Emerging Markets Equity Insights Fund underperformed their respective benchmark indices most. In addition, the Goldman Sachs High Yield Floating Rate Fund underperformed its benchmark index, while the Goldman Sachs Managed Futures Strategy Fund lagged its cash benchmark.

Goldman Sachs Growth Allocation Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
1/1/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$30,302
$25,929
$24,239
$12,665
Service Shares
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Growth Allocation Composite Index*
MSCI® ACWI Index (Net, USD, Unhedged)

	Service Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,627	$10,395	$10,711	$10,786
12/17	$12,846	$10,710	$12,805	$13,372
12/18	$11,425	$10,899	$11,898	$12,113
12/19	$13,950	$11,795	$14,616	$15,335
12/20	$15,882	$12,453	$16,817	$17,828
12/21	$18,488	$12,280	$19,233	$21,133
12/22	$15,296	$10,902	$15,998	$17,252
12/23	$17,931	$11,681	$19,054	$21,082
12/24	$20,427	$12,078	$21,835	$24,769
12/25	$24,239	$12,665	$25,929	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	18.66%	8.82%	9.25%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

*The Growth Allocation Composite Index was formerly named the Growth Strategy Composite Index.

Goldman Sachs Growth Allocation Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Goldman Sachs Growth Allocation Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any reprsentation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recomment or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38142V480-AR-1225

Service Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,071,995	$4,464,656	Financial Statement audits.

Audit-Related Fees:

• PwC	$462,000	$687,528	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended December 31, 2025 and December 31, 2024 were approximately $462,000 and $687,528, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2025 and December 31, 2024 were approximately $19.0 million and $20.7 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements December 31, 2025 Fund of Funds Goldman Sachs Conservative Allocation Fund* Goldman Sachs Dynamic Global Equity Fund Goldman Sachs Growth Allocation Fund** Goldman Sachs Moderate Allocation Fund*** *Effective after the close of business on February 13, 2026, Goldman Sachs Balanced Strategy Portfolio was renamed the Goldman Sachs Conservative Allocation Fund. **Effective after the close of business on February 13, 2026, Goldman Sachs Growth Strategy Portfolio was renamed the Goldman Sachs Growth Allocation Fund. ***Effective after the close of business on February 13, 2026, Goldman Sachs Growth and Income Strategy Portfolio was renamed the Goldman Sachs Moderate Allocation Fund.

Goldman Sachs Fund of Funds

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments December 31, 2025

Shares	Description	Value

Underlying Funds – 95.4%

Dynamic*(a) – 0.9%
626,306	Goldman Sachs Managed Futures Strategy Fund — Class R6	$5,881,013

Equity(a) – 22.7%
1,465,798	Goldman Sachs Large Cap Value Insights Fund — Class R6	36,307,807
989,168	Goldman Sachs Large Cap Growth Insights Fund — Class R6	36,134,318
1,804,810	Goldman Sachs International Equity Insights Fund — Class R6	32,757,302
1,277,755	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	14,259,743
251,795	Goldman Sachs Small Cap Equity Insights Fund — Class R6	7,339,828
459,688	Goldman Sachs Global Infrastructure Fund — Class R6	5,934,573
314,619	Goldman Sachs International Small Cap Insights Fund — Class R6	5,106,266
24,809	Goldman Sachs Energy Infrastructure Fund — Class R6	322,028

		138,161,865

Exchange Traded Funds – 26.6%
1,385,030	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	64,057,637
365,378	Goldman Sachs MarketBeta U.S. Equity ETF(a)	34,491,683
375,234	Goldman Sachs MarketBeta International Equity ETF(a)	26,012,271
187,808	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	10,571,543
63,491	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	8,404,304
117,248	Goldman Sachs ActiveBeta International Equity ETF(a)	5,034,629
19,348	iShares MSCI USA Quality Factor ETF	3,842,900
39,972	iShares U.S. Real Estate ETF	3,752,971
10,517	iShares U.S. Technology ETF	2,100,035
49,119	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	2,044,333
10,039	State Street Health Care Select Sector SPDR ETF	1,554,037

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
2,526	iShares MSCI Mexico ETF	$175,128

		162,041,471

Fixed Income(a) – 45.2%
20,170,491	Goldman Sachs Global Core Fixed Income Fund — Class R6	231,557,243
1,928,669	Goldman Sachs Inflation Protected Securities Fund — Class R6	18,515,219
1,058,886	Goldman Sachs Emerging Markets Debt Fund — Class R6	10,980,646
1,398,296	Goldman Sachs High Yield Fund — Class R6	7,998,254
746,874	Goldman Sachs High Yield Floating Rate Fund — Class R6	6,415,647

		275,467,009

TOTAL UNDERLYING FUNDS – 95.4% (Cost $527,189,039)		$581,551,358

Shares	Dividend Rate	Value

Investment Company(a) – 1.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
7,627,610	3.686%	$7,627,610
(Cost $ 7,627,610)

TOTAL INVESTMENTS – 96.7% (Cost $ 534,816,649)		$589,178,968

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		20,161,687

NET ASSETS – 100.0%		$609,340,655

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security. (a) Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	2,470,000	USD	2,894,040	03/18/26	$19,388
	USD	592,592	HKD	4,600,000	03/18/26	76

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	6,924,979	JPY	1,064,000,000	03/18/26	$ 86,315
	USD	178,712	NOK	1,800,000	03/18/26	193
	USD	57,886	NZD	100,000	03/18/26	141

TOTAL						$106,113

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	2,085,368	AUD	3,160,000	03/18/26	$ (23,572)
	USD	2,893,520	CHF	2,290,000	03/18/26	(21,708)
	USD	589,215	DKK	3,750,000	03/18/26	(3,520)
	USD	11,078,641	EUR	9,450,000	03/18/26	(67,873)
	USD	4,642,468	GBP	3,480,000	03/18/26	(47,419)
	USD	198,188	ILS	640,000	03/18/26	(2,843)
	USD	487,422	MXN	9,000,000	03/18/26	(8,523)
	USD	989,603	SEK	9,225,000	03/18/26	(16,556)
	USD	436,066	SGD	560,000	03/18/26	(1,828)

TOTAL						$(193,842)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	22	03/20/26	$ 1,510,155	$ 14,184
FTSE/JSE Top 40 Index	7	03/19/26	462,211	8,379
IFSC NIFTY 50 Index	68	01/27/26	3,573,468	(12,227)
Mini-MDAX Index	9	03/20/26	326,823	5,238
MSCI EAFE Index	11	03/20/26	1,596,155	5,685
S&P 500 E-Mini Index	109	03/20/26	37,564,125	(382,375)

Total				$(361,116)

Short position contracts:
FTSE 100 Index	(12)	03/20/26	(1,607,997)	(23,591)
S&P Toronto Stock Exchange 60 Index	(6)	03/19/26	(1,627,831)	(7,850)

Total				$ (31,441)

TOTAL FUTURES CONTRACTS				$(392,557)

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 45	(5.000)%	3.168%	12/20/30	$2,910	$(225,216)	$(213,224)	$(11,992)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

	Financing Rate			Notional	Unrealized
	Paid/(Received)		Termination	Amount	Appreciation/
Reference Obligation/Index	by the Fund(a)	Counterparty	Date#	(000s)	(Depreciation)*

SXDR Index	12MEURO+0.470%	JPMorgan Securities, Inc.	02/03/26	EUR378	$ (2,425)
SXDR Index	12MEURO+0.480%	JPMorgan Securities, Inc.	02/03/26	EUR854	(5,505)
SXDR Index	12MEURO+0.495%	MS & Co. Int. PLC	02/03/26	EUR375	(2,434)

TOTAL					$(10,364)

(a)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV	Index BofA Securities LLC	$135.000	06/18/2026	4,693	$ 63,355,500	$ 108,051	$ 51,288	$ 56,763

Written option contracts
Calls
XLV	Index BofA Securities LLC	146.000	06/18/2026	(9,386)	(137,035,600)	(129,344)	(50,873)	(78,471)

TOTAL				(4,693)	$(73,680,100)	$(21,293)	$ 415	$(21,708)

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$ 14.810	03/18/2026	422,000	$ 422,000	$ 26	$ 7,108	$ (7,082)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	448,000	448,000	21	8,819	(8,798)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	1,029,000	1,029,000	4,570	19,419	(14,849)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	1,469,000	1,469,000	14,408	25,157	(10,749)
Call CHF/Put NOK	MS & Co. Int. PLC	14.658	12/16/2026	1,554,000	1,554,000	19,046	24,970	(5,924)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	487,000	487,000	1	8,037	(8,036)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	513,000	513,000	1	7,933	(7,932)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,169,000	1,169,000	1,179	21,860	(20,681)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	1,685,000	1,685,000	7,973	25,255	(17,282)
Call CHF/Put SEK	MS & Co. Int. PLC	12.920	12/16/2026	1,772,000	1,772,000	17,906	27,692	(9,786)
Call EUR/Put GBP	MS & Co. Int. PLC	0.886	06/11/2026	570,000	570,000	5,896	8,490	(2,594)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	48,936,000	48,936,000	81	4,981	(4,900)
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	48,949,000	48,949,000	17	5,855	(5,838)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	89,736,000	89,736,000	694	9,169	(8,475)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	135,170,000	135,170,000	4,163	12,296	(8,133)
Call JPY/Put KRW	MS & Co. Int. PLC	10.715	12/16/2026	150,047,000	150,047,000	6,605	12,826	(6,221)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	1,538,000	1,538,000	65	13,398	(13,333)
Call USD/Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	1,554,000	1,554,000	8	15,391	(15,383)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	3,237,000	3,237,000	7,037	21,429	(14,392)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	4,720,000	4,720,000	17,204	30,793	(13,589)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	12/16/2026	4,810,000	4,810,000	24,468	29,923	(5,455)
Call USD/Put CLP	MS & Co. Int. PLC	1,166.190	03/18/2026	524,000	524,000	5	10,037	(10,032)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	565,000	565,000	4	10,310	(10,306)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,064,000	1,064,000	1,481	18,362	(16,881)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	1,496,000	1,496,000	5,576	25,834	(20,258)
Call USD/Put CLP	MS & Co. Int. PLC	1,040.580	12/16/2026	2,012,000	2,012,000	21,136	29,321	(8,185)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	373,000	373,000	498	5,215	(4,717)
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	351,000	351,000	56	5,195	(5,139)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	740,000	740,000	5,996	9,590	(3,594)
Call USD/Put KRW	MS & Co. Int. PLC	1,479.730	09/16/2026	1,144,000	1,144,000	16,397	11,806	4,591
Call USD/Put KRW	MS & Co. Int. PLC	1,581.730	12/16/2026	1,192,000	1,192,000	6,866	12,063	(5,197)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	237,000	237,000	—	4,689	(4,689)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	268,000	268,000	—	5,033	(5,033)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	586,000	586,000	604	8,867	(8,263)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	804,000	804,000	4,333	11,826	(7,493)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	155,000	155,000	—	2,557	(2,557)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	159,000	159,000	—	2,703	(2,703)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	469,000	469,000	—	7,316	(7,316)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	477,000	477,000	—	7,818	(7,818)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	684,000	684,000	581	10,280	(9,699)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	972,000	972,000	5,357	12,532	(7,175)
Call USD/Put SEK	MS & Co. Int. PLC	10.040	12/16/2026	1,082,000	1,082,000	9,490	12,438	(2,948)

				515,169,000	$515,169,000	$209,749	$564,593	$(354,844)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	1,223,000	1,223,000	89	15,021	(14,932)
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	1,330,000	1,330,000	37	16,562	(16,525)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	2,480,000	2,480,000	1,481	27,566	(26,085)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	3,635,000	3,635,000	10,268	36,725	(26,457)
Put AUD/Call JPY	MS & Co. Int. PLC	90.000	12/16/2026	3,640,000	3,640,000	26,886	38,032	(11,146)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put AUD/Call USD	MS & Co. Int. PLC	$ 0.588	03/18/2026	494,000	$ 494,000	$ 49	$ 5,024	$ (4,975)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	526,000	526,000	13	5,142	(5,129)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	1,032,000	1,032,000	1,517	9,512	(7,995)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	1,486,000	1,486,000	7,631	12,606	(4,975)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	12/16/2026	1,453,000	1,453,000	9,954	12,446	(2,492)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	635,000	635,000	17	8,405	(8,388)
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	674,000	674,000	5	8,523	(8,518)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	1,252,000	1,252,000	441	13,867	(13,426)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	1,885,000	1,885,000	2,961	18,299	(15,338)
Put CAD/Call JPY	MS & Co. Int. PLC	102.300	12/16/2026	2,030,000	2,030,000	14,104	18,285	(4,181)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	646,000	646,000	131	7,026	(6,895)
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	705,000	705,000	67	7,661	(7,594)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	1,295,000	1,295,000	1,520	13,130	(11,610)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	1,938,000	1,938,000	6,272	16,881	(10,609)
Put NZD/Call JPY	MS & Co. Int. PLC	79.800	12/16/2026	2,095,000	2,095,000	15,400	18,903	(3,503)
Put NZD/Call USD	MS & Co. Int. PLC	0.535	03/18/2026	267,000	267,000	161	2,471	(2,310)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	289,000	289,000	69	2,568	(2,499)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	561,000	561,000	3,022	4,845	(1,823)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	821,000	821,000	6,003	6,089	(86)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	12/16/2026	1,651,000	1,651,000	11,419	12,436	(1,017)
Put USD/Call INR	MS & Co. Int. PLC	88.745	01/02/2026	1,090,000	1,090,000	1	4,687	(4,686)

				35,133,000	$ 35,133,000	$119,518	$342,712	$(223,194)

Total purchased option contracts				550,302,000	$550,302,000	$329,267	$907,305	$(578,038)

Written option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	0.908	06/11/2026	(570,000)	(570,000)	(2,390)	(3,365)	975

TOTAL				549,732,000	$549,732,000	$326,877	$903,940	$(577,063)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$7,020.000	01/02/2026	(5)	$ (3,510,000)	$ (37)	$ (376)	$ 339
S&P 500 Index	7,015.000	01/05/2026	(5)	(3,507,500)	(25)	(932)	907
S&P 500 Index	6,990.000	01/07/2026	(5)	(3,495,000)	(300)	(1,269)	969
S&P 500 Index	7,125.000	01/07/2026	(4)	(2,850,000)	(20)	(3,773)	3,753
S&P 500 Index	7,050.000	01/14/2026	(4)	(2,820,000)	(1,010)	(4,007)	2,997
S&P 500 Index	7,125.000	01/21/2026	(4)	(2,850,000)	(920)	(3,086)	2,166
S&P 500 Index	7,150.000	01/28/2026	(4)	(2,860,000)	(1,940)	(3,095)	1,155

			(31)	$(21,892,500)	$ (4,252)	$ (16,538)	$12,286

Puts
S&P 500 Index	6,845.000	01/02/2026	(10)	(6,845,000)	(15,200)	(9,370)	(5,830)
S&P 500 Index	6,845.000	01/05/2026	(10)	(6,845,000)	(22,350)	(12,732)	(9,618)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$6,575.000	01/07/2026	(7)	$ (4,602,500)	$ (700)	$ (25,222)	$24,522
S&P 500 Index	6,805.000	01/07/2026	(10)	(6,805,000)	(17,850)	(12,221)	(5,629)
S&P 500 Index	6,525.000	01/14/2026	(7)	(4,567,500)	(4,235)	(24,507)	20,272
S&P 500 Index	6,690.000	01/21/2026	(7)	(4,683,000)	(20,020)	(15,529)	(4,491)
S&P 500 Index	6,675.000	01/28/2026	(7)	(4,672,500)	(26,215)	(22,249)	(3,966)

			(58)	$(39,020,500)	$(106,570)	$(121,830)	$15,260

Total written option contracts			(89)	$(60,913,000)	$(110,822)	$(138,368)	$27,546

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	03/13/2026	51	$ 127,500	$ 30,600	$ 63,868	$ (33,268)
3 Month SOFR	96.625	03/13/2026	62	155,000	6,200	92,369	(86,169)
3 Month SOFR	96.750	03/13/2026	32	80,000	2,200	52,074	(49,874)
3 Month SOFR	97.000	03/13/2026	96	240,000	3,600	41,337	(37,737)
3 Month SOFR	96.250	06/12/2026	46	115,000	51,175	65,404	(14,229)
3 Month SOFR	96.625	06/12/2026	59	147,500	26,550	93,062	(66,512)
3 Month SOFR	96.750	06/12/2026	33	82,500	10,725	51,227	(40,502)
3 Month SOFR	97.000	06/12/2026	36	90,000	6,525	23,921	(17,396)
3 Month SOFR	97.125	06/12/2026	41	102,500	5,638	21,093	(15,455)
3 Month SOFR	97.250	06/12/2026	54	135,000	6,075	25,756	(19,681)
3 Month SOFR	96.375	09/11/2026	46	115,000	57,213	66,232	(9,019)
3 Month SOFR	96.500	09/11/2026	84	210,000	84,525	92,565	(8,040)
3 Month SOFR	96.625	09/11/2026	56	140,000	44,800	93,230	(48,430)
3 Month SOFR	97.000	09/11/2026	51	127,500	20,400	39,625	(19,225)
3 Month SOFR	97.250	09/11/2026	42	105,000	11,025	27,382	(16,357)
3 Month SOFR	96.000	12/11/2026	73	182,500	165,163	147,056	18,107
3 Month SOFR	96.375	12/11/2026	44	110,000	62,425	68,302	(5,877)
3 Month SOFR	96.500	12/11/2026	142	355,000	168,625	192,278	(23,653)
3 Month SOFR	96.000	03/12/2027	71	177,500	164,187	149,239	14,948
3 Month SOFR	96.250	03/12/2027	48	120,000	84,900	96,094	(11,194)
3 Month SOFR	96.500	03/12/2027	80	200,000	104,000	105,157	(1,157)
3 Month SOFR	97.250	03/12/2027	126	315,000	59,850	59,322	528
3 Month SOFR	96.000	06/11/2027	63	157,500	146,868	135,573	11,295
3 Month SOFR	96.250	06/11/2027	48	120,000	87,300	98,494	(11,194)
3 Month SOFR	96.500	06/11/2027	146	365,000	200,750	203,549	(2,799)
3 Month SOFR	96.250	09/10/2027	49	122,500	89,731	99,321	(9,590)
3 Month SOFR	96.500	09/10/2027	71	177,500	100,288	103,977	(3,689)
3 Month SOFR	96.500	12/10/2027	88	220,000	124,300	132,172	(7,872)
3 Month SOFR	96.375	03/10/2028	78	195,000	122,850	131,778	(8,928)

TOTAL			1,916	$4,790,000	$2,048,488	$2,571,457	$(522,969)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments December 31, 2025

Shares	Description	Value

Underlying Funds – 93.7%

Equity(a) – 55.5%
2,969,713	Goldman Sachs Large Cap Value Insights Fund — Class R6	$73,559,798
1,992,479	Goldman Sachs Large Cap Growth Insights Fund — Class R6	72,785,241
2,905,006	Goldman Sachs International Equity Insights Fund — Class R6	52,725,861
2,546,416	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	28,418,004
520,931	Goldman Sachs Global Infrastructure Fund — Class R6	6,725,220
212,636	Goldman Sachs Small Cap Equity Insights Fund — Class R6	6,198,350
260,761	Goldman Sachs International Small Cap Insights Fund — Class R6	4,232,158

		244,644,632

Exchange Traded Funds – 38.2%
770,521	Goldman Sachs MarketBeta U.S. Equity ETF(a)	72,737,182
496,327	Goldman Sachs MarketBeta International Equity ETF(a)	34,406,777
390,369	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	21,973,520
135,595	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	17,948,710
202,666	Goldman Sachs ActiveBeta International Equity ETF(a)	8,702,478
113,420	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	4,720,540
39,950	iShares U.S. Real Estate ETF	3,750,906

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
14,627	iShares MSCI USA Quality Factor ETF	$2,905,215
6,536	iShares U.S. Technology ETF	1,305,109

		168,450,437

TOTAL UNDERLYING FUNDS – 93.7% (Cost $316,927,964)		$413,095,069

Shares	Dividend Rate	Value

Investment Company(a) – 2.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,253,559	3.686%	$10,253,559
(Cost $ 10,253,559)

TOTAL INVESTMENTS – 96.0% (Cost $ 327,181,523)		$423,348,628

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%		17,775,519

NET ASSETS – 100.0%		$441,124,147

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	1,880,000	USD	2,202,751	03/18/26	$14,757
	USD	208,696	HKD	1,620,000	03/18/26	27
	USD	2,290,971	JPY	352,000,000	03/18/26	28,555
	USD	64,535	NOK	650,000	03/18/26	70
	USD	17,366	NZD	30,000	03/18/26	42

TOTAL						$43,451

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	752,316	AUD	1,140,000	03/18/26	$(8,504)
	USD	1,036,108	CHF	820,000	03/18/26	(7,773)
	USD	213,689	DKK	1,360,000	03/18/26	(1,277)

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	3,774,944	EUR	3,220,000	03/18/26	$(23,128)
	USD	1,580,840	GBP	1,185,000	03/18/26	(16,147)
	USD	74,321	ILS	240,000	03/18/26	(1,066)
	USD	337,913	SEK	3,150,000	03/18/26	(5,653)
	USD	147,951	SGD	190,000	03/18/26	(620)

TOTAL						$(64,168)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	16	03/20/26	$1,098,295	$ 10,316
IFSC NIFTY 50 Index	42	01/27/26	2,207,142	(7,552)
MSCI EAFE Index	10	03/20/26	1,451,050	5,168
S&P 500 E-Mini Index	147	03/20/26	50,659,875	(538,814)
S&P Toronto Stock Exchange 60 Index	24	03/19/26	6,511,326	31,114

Total				$(499,768)

Short position contracts:
FTSE 100 Index	(9)	03/20/26	(1,205,998)	(17,693)

TOTAL FUTURES CONTRACTS				$(517,461)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$13.881	03/18/2026	559,000	$559,000	$661	$ 9,780	$ (9,119)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	950,000	950,000	4,219	17,928	(13,709)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	1,861,000	1,861,000	18,253	31,870	(13,617)
Call CHF/Put NOK	MS & Co. Int. PLC	14.658	12/16/2026	1,730,000	1,730,000	21,203	27,798	(6,595)
Call CHF/Put SEK	MS & Co. Int. PLC	12.805	03/18/2026	634,000	634,000	127	10,412	(10,285)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,079,000	1,079,000	1,088	20,177	(19,089)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	2,136,000	2,136,000	10,107	32,015	(21,908)
Call CHF/Put SEK	MS & Co. Int. PLC	12.920	12/16/2026	1,973,000	1,973,000	19,937	30,833	(10,896)
Call JPY/Put KRW	MS & Co. Int. PLC	11.102	03/18/2026	59,627,000	59,627,000	12	5,299	(5,287)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	82,810,000	82,810,000	641	8,462	(7,821)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	171,282,000	171,282,000	5,275	15,582	(10,307)
Call JPY/Put KRW	MS & Co. Int. PLC	10.715	12/16/2026	167,028,000	167,028,000	7,352	14,277	(6,925)
Call USD/Put CAD	MS & Co. Int. PLC	1.504	03/18/2026	1,808,000	1,808,000	11	14,873	(14,862)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	2,987,000	2,987,000	6,494	19,774	(13,280)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	5,980,000	5,980,000	21,797	39,014	(17,217)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	12/16/2026	5,354,000	5,354,000	27,236	33,307	(6,071)

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CLP	MS & Co. Int. PLC	$1,066.790	03/18/2026	682,000	$682,000	$153	$ 11,847	$(11,694)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	982,000	982,000	1,367	16,947	(15,580)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	1,896,000	1,896,000	7,066	32,742	(25,676)
Call USD/Put CLP	MS & Co. Int. PLC	1,040.580	12/16/2026	2,240,000	2,240,000	23,531	32,644	(9,113)
Call USD/Put KRW	MS & Co. Int. PLC	1,559.160	03/18/2026	516,000	516,000	241	5,759	(5,518)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	683,000	683,000	5,534	8,852	(3,318)
Call USD/Put KRW	MS & Co. Int. PLC	1,479.730	09/16/2026	1,449,000	1,449,000	20,769	14,954	5,815
Call USD/Put KRW	MS & Co. Int. PLC	1,581.730	12/16/2026	1,326,000	1,326,000	7,638	13,419	(5,781)
Call USD/Put MXN	MS & Co. Int. PLC	24.200	03/18/2026	335,000	335,000	1	5,555	(5,554)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	541,000	541,000	557	8,186	(7,629)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	1,019,000	1,019,000	5,491	14,988	(9,497)
Call USD/Put NOK	MS & Co. Int. PLC	11.867	03/18/2026	219,000	219,000	4	3,263	(3,259)
Call USD/Put SEK	MS & Co. Int. PLC	11.060	03/18/2026	652,000	652,000	1	10,150	(10,149)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	631,000	631,000	536	9,484	(8,948)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	1,232,000	1,232,000	6,790	15,884	(9,094)
Call USD/Put SEK	MS & Co. Int. PLC	10.040	12/16/2026	1,204,000	1,204,000	10,560	13,840	(3,280)

				523,405,000	$523,405,000	$234,652	$549,915	$(315,263)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	82.400	03/18/2026	1,646,000	1,646,000	54	16,966	(16,912)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	2,289,000	2,289,000	1,367	25,443	(24,076)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	4,606,000	4,606,000	13,011	46,535	(33,524)
Put AUD/Call JPY	MS & Co. Int. PLC	90.000	12/16/2026	4,052,000	4,052,000	29,929	42,337	(12,408)
Put AUD/Call USD	MS & Co. Int. PLC	0.585	03/18/2026	698,000	698,000	53	5,759	(5,706)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	953,000	953,000	1,401	8,784	(7,383)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	1,883,000	1,883,000	9,670	15,974	(6,304)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	12/16/2026	1,618,000	1,618,000	11,084	13,860	(2,776)
Put CAD/Call JPY	MS & Co. Int. PLC	92.800	03/18/2026	817,000	817,000	4	8,670	(8,666)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	1,155,000	1,155,000	406	12,792	(12,386)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	2,389,000	2,389,000	3,753	23,192	(19,439)
Put CAD/Call JPY	MS & Co. Int. PLC	102.300	12/16/2026	2,260,000	2,260,000	15,701	20,356	(4,655)
Put NZD/Call JPY	MS & Co. Int. PLC	75.830	03/18/2026	871,000	871,000	108	8,129	(8,021)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	1,195,000	1,195,000	1,403	12,116	(10,713)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	2,456,000	2,456,000	7,948	21,393	(13,445)
Put NZD/Call JPY	MS & Co. Int. PLC	79.800	12/16/2026	2,333,000	2,333,000	17,149	21,050	(3,901)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	03/18/2026	382,000	382,000	271	2,902	(2,631)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	518,000	518,000	2,790	4,473	(1,683)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	1,041,000	1,041,000	7,611	7,721	(110)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	12/16/2026	1,838,000	1,838,000	12,713	13,845	(1,132)

				35,000,000	$35,000,000	$136,426	$332,297	$(195,871)

Total purchased option contracts				558,405,000	$558,405,000	$371,078	$882,212	$(511,134)

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$7,020.000	01/02/2026	(5)	$ (3,510,000)	$ (38)	$ (376)	$ 338
S&P 500 Index	7,015.000	01/05/2026	(5)	(3,507,500)	(25)	(932)	907
S&P 500 Index	6,990.000	01/07/2026	(5)	(3,495,000)	(300)	(1,269)	969
S&P 500 Index	7,125.000	01/07/2026	(4)	(2,850,000)	(20)	(3,773)	3,753
S&P 500 Index	7,050.000	01/14/2026	(4)	(2,820,000)	(1,010)	(4,007)	2,997
S&P 500 Index	7,125.000	01/21/2026	(4)	(2,850,000)	(920)	(3,086)	2,166
S&P 500 Index	7,150.000	01/28/2026	(4)	(2,860,000)	(1,940)	(3,095)	1,155

			(31)	$(21,892,500)	$ (4,253)	$ (16,538)	$ 12,285

Puts
S&P 500 Index	6,845.000	01/02/2026	(11)	(7,529,500)	(16,720)	(10,307)	(6,413)
S&P 500 Index	6,845.000	01/05/2026	(11)	(7,529,500)	(24,585)	(14,005)	(10,580)
S&P 500 Index	6,575.000	01/07/2026	(8)	(5,260,000)	(800)	(28,825)	28,025
S&P 500 Index	6,805.000	01/07/2026	(11)	(7,485,500)	(19,635)	(13,443)	(6,192)
S&P 500 Index	6,525.000	01/14/2026	(8)	(5,220,000)	(4,840)	(28,008)	23,168
S&P 500 Index	6,690.000	01/21/2026	(8)	(5,352,000)	(22,880)	(17,748)	(5,132)
S&P 500 Index	6,675.000	01/28/2026	(8)	(5,340,000)	(29,960)	(25,428)	(4,532)

			(65)	$(43,716,500)	$(119,420)	$(137,764)	$ 18,344

Total written option contracts			(96)	$(65,609,000)	$(123,673)	$(154,302)	$ 30,629

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	03/13/2026	46	$115,000	$27,600	$57,607	$ (30,007)
3 Month SOFR	96.625	03/13/2026	38	95,000	3,800	56,613	(52,813)
3 Month SOFR	96.750	03/13/2026	107	267,500	7,356	189,398	(182,042)
3 Month SOFR	97.000	03/13/2026	124	310,000	4,650	51,402	(46,752)
3 Month SOFR	96.250	06/12/2026	42	105,000	46,725	59,716	(12,991)
3 Month SOFR	96.625	06/12/2026	36	90,000	16,200	56,784	(40,584)
3 Month SOFR	96.750	06/12/2026	111	277,500	36,075	200,195	(164,120)
3 Month SOFR	97.000	06/12/2026	30	75,000	5,438	19,934	(14,496)
3 Month SOFR	97.125	06/12/2026	77	192,500	10,588	36,238	(25,650)
3 Month SOFR	97.250	06/12/2026	44	110,000	4,950	20,986	(16,036)
3 Month SOFR	96.375	09/11/2026	42	105,000	52,237	60,472	(8,235)
3 Month SOFR	96.500	09/11/2026	158	395,000	158,988	153,410	5,578
3 Month SOFR	96.625	09/11/2026	34	85,000	27,200	56,604	(29,404)
3 Month SOFR	97.000	09/11/2026	42	105,000	16,800	32,632	(15,832)
3 Month SOFR	97.250	09/11/2026	34	85,000	8,925	22,167	(13,242)
3 Month SOFR	96.000	12/11/2026	60	150,000	135,750	120,868	14,882
3 Month SOFR	96.375	12/11/2026	39	97,500	55,331	60,540	(5,209)
3 Month SOFR	96.500	12/11/2026	203	507,500	241,063	239,423	1,640
3 Month SOFR	96.000	03/12/2027	58	145,000	134,125	121,914	12,211
3 Month SOFR	96.250	03/12/2027	39	97,500	68,981	78,076	(9,095)

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.500	03/12/2027	151	$377,500	$196,300	$174,283	$22,017
3 Month SOFR	97.250	03/12/2027	124	310,000	58,900	58,381	519
3 Month SOFR	96.000	06/11/2027	52	130,000	121,225	111,902	9,323
3 Month SOFR	96.250	06/11/2027	39	97,500	70,931	80,026	(9,095)
3 Month SOFR	96.500	06/11/2027	215	537,500	295,625	274,596	21,029
3 Month SOFR	96.250	09/10/2027	40	100,000	73,250	81,078	(7,828)
3 Month SOFR	96.500	09/10/2027	70	175,000	98,875	102,512	(3,637)
3 Month SOFR	96.500	12/10/2027	87	217,500	122,888	130,671	(7,783)
3 Month SOFR	96.375	03/10/2028	76	190,000	119,700	128,399	(8,699)

TOTAL			2,218	$5,545,000	$2,220,476	$2,836,827	$(616,351)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments December 31, 2025

Shares	Description	Value

Underlying Funds – 93.8%

Dynamic*(a) – 0.9%
1,053,803	Goldman Sachs Managed Futures Strategy Fund — Class R6	$9,895,210

Equity(a) – 42.5%
3,769,066	Goldman Sachs Large Cap Growth Insights Fund — Class R6	137,683,972
5,507,414	Goldman Sachs Large Cap Value Insights Fund — Class R6	136,418,633
6,188,735	Goldman Sachs International Equity Insights Fund — Class R6	112,325,536
4,618,493	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	51,542,379
574,222	Goldman Sachs Small Cap Equity Insights Fund — Class R6	16,738,583
685,585	Goldman Sachs International Small Cap Insights Fund — Class R6	11,127,043
674,292	Goldman Sachs Global Infrastructure Fund — Class R6	8,705,110
24,901	Goldman Sachs Energy Infrastructure Fund — Class R6	323,222

		474,864,478

Exchange Traded Funds – 45.0%
1,948,234	Goldman Sachs MarketBeta U.S. Equity ETF(a)	183,913,290
1,327,002	Goldman Sachs MarketBeta International Equity ETF(a)	91,991,494
1,068,406	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	49,413,778
1,100,168	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	45,678,975
329,019	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	43,552,245
625,408	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	35,203,653
604,255	Goldman Sachs ActiveBeta International Equity ETF(a)	25,946,710
197,259	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	8,209,920
35,742	iShares MSCI USA Quality Factor ETF	7,099,076
50,919	iShares U.S. Real Estate ETF	4,780,785

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
16,996	iShares U.S. Technology ETF	$3,393,761
18,033	State Street Health Care Select Sector SPDR ETF	2,791,508
2,712	iShares MSCI Mexico ETF	188,023

		502,163,218

Fixed Income(a) – 5.4%
3,711,238	Goldman Sachs Emerging Markets Debt Fund — Class R6	38,485,541
1,310,621	Goldman Sachs High Yield Floating Rate Fund — Class R6	11,258,236
1,845,956	Goldman Sachs High Yield Fund — Class R6	10,558,866

		60,302,643

TOTAL UNDERLYING FUNDS – 93.8% (Cost $822,560,090)		$1,047,225,549

Shares	Dividend Rate	Value

Investment Company(a) – 1.6%

Goldman Sachs Financial Square Government Fund — Institutional Shares
18,508,106	3.686%	$18,508,106
(Cost $ 18,508,106)

TOTAL INVESTMENTS – 95.4% (Cost $ 841,068,196)		$1,065,733,655

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%		50,932,734

NET ASSETS – 100.0%		$1,116,666,389

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	4,650,000	USD	5,448,294	03/18/26	$36,499
	USD	1,107,890	HKD	8,600,000	03/18/26	143
	USD	12,893,218	JPY	1,981,000,000	03/18/26	160,705
	USD	322,674	NOK	3,250,000	03/18/26	349

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	104,195	NZD	180,000	03/18/26	$253

TOTAL						$197,949

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	3,655,993	AUD	5,540,000	03/18/26	$(41,326)
	USD	5,496,425	CHF	4,350,000	03/18/26	(41,236)
	USD	1,055,873	DKK	6,720,000	03/18/26	(6,308)
	USD	20,246,364	EUR	17,270,000	03/18/26	(124,039)
	USD	8,491,181	GBP	6,365,000	03/18/26	(86,730)
	USD	371,603	ILS	1,200,000	03/18/26	(5,331)
	USD	859,759	MXN	15,875,000	03/18/26	(15,034)
	USD	1,826,340	SEK	17,025,000	03/18/26	(30,555)
	USD	802,050	SGD	1,030,000	03/18/26	(3,362)

TOTAL						$(353,921)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	39	03/20/26	$2,677,094	$ 25,144
FTSE/JSE Top 40 Index	8	03/19/26	528,242	9,576
IFSC NIFTY 50 Index	126	01/27/26	6,621,426	(22,656)
Mini-MDAX Index	16	03/20/26	581,019	10,523
MSCI EAFE Index	17	03/20/26	2,466,785	8,787
S&P 500 E-Mini Index	160	03/20/26	55,140,000	(552,670)

Total				$(521,296)

Short position contracts:
FTSE 100 Index	(21)	03/20/26	(2,813,995)	(41,284)
S&P Toronto Stock Exchange 60 Index	(11)	03/19/26	(2,984,358)	(14,392)

Total				$ (55,676)

TOTAL FUTURES CONTRACTS				$(576,972)

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 45	(5.000)%	3.168%	12/20/30	$5,340	$(413,283)	$(391,271)	$(22,012)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a),*	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)

SXDR Index	12MEURO+0.470%	JPMorgan Securities, Inc.	02/03/26	EUR 661	$ (4,242)
SXDR Index	12M EURO+0.480	JPMorgan Securities, Inc.	02/03/26	EUR1,530	(9,861)
SXDR Index	12M EURO+0.495	JPMorgan Securities, Inc.	02/03/26	EUR 680	(4,408)

TOTAL					$(18,511)

(a)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	BofA Securities LLC	$135.000	06/18/2026	8,292	$ 111,942,000	$ 190,913	$ 90,620	$ 100,293

Written option contracts
Calls
XLV Index	BofA Securities LLC	146.000	06/18/2026	(16,584)	(242,126,400)	(228,535)	(89,886)	(138,649)

TOTAL				(8,292)	$(130,184,400)	$(37,622)	$ 734	$(38,356)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.810	03/18/2026	753,000	$753,000	$47	$ 12,683	$ (12,636)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	801,000	801,000	37	15,767	(15,730)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	1,732,000	1,732,000	7,692	32,685	(24,993)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	2,986,000	2,986,000	29,287	51,136	(21,849)
Call CHF/Put NOK	MS & Co. Int. PLC	10.715	12/16/2026	275,642,000	275,642,000	12,133	23,561	(11,428)
Call CHF/Put NOK	MS & Co. Int. PLC	14.658	12/16/2026	2,855,000	2,855,000	34,991	45,875	(10,884)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	868,000	868,000	1	14,325	(14,324)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	917,000	917,000	1	14,180	(14,179)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,967,000	1,967,000	1,984	36,783	(34,799)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	3,426,000	3,426,000	16,211	51,350	(35,139)
Call CHF/Put SEK	MS & Co. Int. PLC	12.920	12/16/2026	3,256,000	3,256,000	32,901	50,883	(17,982)
Call EUR/Put GBP	MS & Co. Int. PLC	0.886	06/11/2026	1,050,000	1,050,000	10,861	15,639	(4,778)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	87,290,000	87,290,000	144	8,885	(8,741)
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	87,552,000	87,552,000	31	10,472	(10,441)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	150,977,000	150,977,000	1,168	15,427	(14,259)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	274,790,000	274,790,000	8,463	24,998	(16,535)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	2,743,000	2,743,000	115	23,894	(23,779)
Call USD/Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	2,780,000	2,780,000	14	27,533	(27,519)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	5,446,000	5,446,000	11,840	36,053	(24,213)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	9,594,000	9,594,000	34,970	62,591	(27,621)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	12/16/2026	8,836,000	8,836,000	44,949	54,969	(10,020)
Call USD/Put CLP	MS & Co. Int. PLC	1,166.190	03/18/2026	934,000	934,000	8	17,890	(17,882)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	1,011,000	1,011,000	7	18,449	(18,442)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,791,000	1,791,000	2,493	30,909	(28,416)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	3,042,000	3,042,000	11,338	52,532	(41,194)
Call USD/Put CLP	MS & Co. Int. PLC	1,040.580	12/16/2026	3,697,000	3,697,000	38,837	53,876	(15,039)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	665,000	665,000	888	9,297	(8,409)
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	627,000	627,000	100	9,280	(9,180)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	1,245,000	1,245,000	10,088	16,135	(6,047)
Call USD/Put KRW	MS & Co. Int. PLC	1,479.730	09/16/2026	2,325,000	2,325,000	33,324	23,994	9,330
Call USD/Put KRW	MS & Co. Int. PLC	1,581.730	12/16/2026	2,189,000	2,189,000	12,609	22,153	(9,544)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	423,000	423,000	—	8,368	(8,368)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	479,000	479,000	—	8,995	(8,995)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	987,000	987,000	1,017	14,934	(13,917)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	1,634,000	1,634,000	8,806	24,035	(15,229)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	277,000	277,000	—	4,570	(4,570)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	284,000	284,000	—	4,828	(4,828)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	837,000	837,000	1	13,057	(13,056)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	853,000	853,000	1	13,982	(13,981)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	1,150,000	1,150,000	978	17,285	(16,307)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	1,977,000	1,977,000	10,895	25,489	(14,594)
Call USD/Put SEK	MS & Co. Int. PLC	10.040	12/16/2026	1,987,000	1,987,000	17,428	22,841	(5,413)

				954,675,000	$954,675,000	$396,658	$1,042,588	$ (645,930)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	2,181,000	2,181,000	159	26,788	(26,629)
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	2,379,000	2,379,000	67	29,626	(29,559)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	4,173,000	4,173,000	2,492	46,385	(43,893)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	7,390,000	7,390,000	20,876	74,662	(53,786)
Put AUD/Call JPY	MS & Co. Int. PLC	90.000	12/16/2026	6,687,000	6,687,000	49,392	69,868	(20,476)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put AUD/Call USD	MS & Co. Int. PLC	$0.588	03/18/2026	881,000	$881,000	$88	$ 8,959	$ (8,871)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	940,000	940,000	24	9,189	(9,165)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	1,737,000	1,737,000	2,554	16,011	(13,457)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	3,022,000	3,022,000	15,519	25,636	(10,117)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	12/16/2026	2,670,000	2,670,000	18,290	22,871	(4,581)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	1,133,000	1,133,000	29	14,996	(14,967)
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	1,206,000	1,206,000	9	15,250	(15,241)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	2,106,000	2,106,000	741	23,325	(22,584)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	3,833,000	3,833,000	6,021	37,210	(31,189)
Put CAD/Call JPY	MS & Co. Int. PLC	102.300	12/16/2026	3,729,000	3,729,000	25,908	33,588	(7,680)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	1,153,000	1,153,000	234	12,541	(12,307)
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	1,260,000	1,260,000	119	13,691	(13,572)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	2,178,000	2,178,000	2,556	22,083	(19,527)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	3,941,000	3,941,000	12,754	34,328	(21,574)
Put NZD/Call JPY	MS & Co. Int. PLC	79.800	12/16/2026	3,849,000	3,849,000	28,292	34,729	(6,437)
Put NZD/Call USD	MS & Co. Int. PLC	0.535	03/18/2026	477,000	477,000	289	4,415	(4,126)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	517,000	517,000	124	4,594	(4,470)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	944,000	944,000	5,085	8,152	(3,067)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	1,669,000	1,669,000	12,203	12,378	(175)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	12/16/2026	3,033,000	3,033,000	20,977	22,846	(1,869)
Put USD/Call INR	MS & Co. Int. PLC	88.745	01/02/2026	2,010,000	2,010,000	2	8,643	(8,641)

				65,098,000	$65,098,000	$224,804	$ 632,764	$ (407,960)

Total purchased option contracts				1,019,773,000	$1,019,773,000	$621,462	$1,675,352	$(1,053,890)

Written option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	0.908	06/11/2026	(1,050,000)	(1,050,000)	(4,403)	(6,198)	1,795

TOTAL				1,018,723,000	$1,018,723,000	$617,059	$1,669,154	$(1,052,095)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$7,020.000	01/02/2026	(11)	$(7,722,000)	$(83)	$ (828)	$ 745
S&P 500 Index	7,015.000	01/05/2026	(11)	(7,716,500)	(55)	(2,049)	1,994
S&P 500 Index	6,990.000	01/07/2026	(11)	(7,689,000)	(660)	(2,792)	2,132
S&P 500 Index	7,125.000	01/07/2026	(8)	(5,700,000)	(40)	(7,546)	7,506
S&P 500 Index	7,050.000	01/14/2026	(8)	(5,640,000)	(2,020)	(8,015)	5,995
S&P 500 Index	7,125.000	01/21/2026	(8)	(5,700,000)	(1,840)	(6,171)	4,331
S&P 500 Index	7,150.000	01/28/2026	(8)	(5,720,000)	(3,880)	(6,189)	2,309

			(65)	$(45,887,500)	$(8,578)	$ (33,590)	$ 25,012

Puts
S&P 500 Index	6,845.000	01/02/2026	(21)	(14,374,500)	(31,920)	(19,678)	(12,242)
S&P 500 Index	6,845.000	01/05/2026	(21)	(14,374,500)	(46,935)	(26,737)	(20,198)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$6,575.000	01/07/2026	(16)	$(10,520,000)	$(1,600)	$ (57,651)	$ 56,051
S&P 500 Index	6,805.000	01/07/2026	(21)	(14,290,500)	(37,485)	(25,664)	(11,821)
S&P 500 Index	6,525.000	01/14/2026	(16)	(10,440,000)	(9,680)	(56,016)	46,336
S&P 500 Index	6,690.000	01/21/2026	(16)	(10,704,000)	(45,760)	(35,496)	(10,264)
S&P 500 Index	6,675.000	01/28/2026	(16)	(10,680,000)	(59,920)	(50,855)	(9,065)

			(127)	$(85,383,500)	$(233,300)	$(272,097)	$ 38,797

Total written option contracts			(192)	$(131,271,000)	$(241,878)	$(305,687)	$ 63,809

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	03/13/2026	139	$347,500	$83,400	$ 174,072	$ (90,672)
3 Month SOFR	96.625	03/13/2026	115	287,500	11,500	171,329	(159,829)
3 Month SOFR	96.750	03/13/2026	58	145,000	3,988	94,385	(90,397)
3 Month SOFR	97.000	03/13/2026	172	430,000	6,450	76,932	(70,482)
3 Month SOFR	97.500	03/13/2026	150	375,000	2,812	49,044	(46,232)
3 Month SOFR	96.250	06/12/2026	126	315,000	140,175	179,149	(38,974)
3 Month SOFR	96.500	06/12/2026	168	420,000	101,850	174,629	(72,779)
3 Month SOFR	96.625	06/12/2026	109	272,500	49,050	171,928	(122,878)
3 Month SOFR	96.750	06/12/2026	60	150,000	19,500	93,139	(73,639)
3 Month SOFR	97.000	06/12/2026	86	215,000	15,588	57,144	(41,556)
3 Month SOFR	97.125	06/12/2026	97	242,500	13,338	49,903	(36,565)
3 Month SOFR	97.250	06/12/2026	73	182,500	8,213	34,818	(26,605)
3 Month SOFR	96.375	09/11/2026	126	315,000	156,712	181,417	(24,705)
3 Month SOFR	96.500	09/11/2026	368	920,000	370,300	411,934	(41,634)
3 Month SOFR	96.625	09/11/2026	105	262,500	84,000	174,806	(90,806)
3 Month SOFR	97.000	09/11/2026	121	302,500	48,400	94,012	(45,612)
3 Month SOFR	97.250	09/11/2026	57	142,500	14,963	37,162	(22,199)
3 Month SOFR	96.000	12/11/2026	173	432,500	391,413	348,502	42,911
3 Month SOFR	96.375	12/11/2026	119	297,500	168,831	184,726	(15,895)
3 Month SOFR	96.500	12/11/2026	450	1,125,000	534,375	573,157	(38,782)
3 Month SOFR	96.000	03/12/2027	168	420,000	388,500	353,129	35,371
3 Month SOFR	96.250	03/12/2027	65	162,500	114,968	130,127	(15,159)
3 Month SOFR	96.500	03/12/2027	370	925,000	481,000	484,063	(3,063)
3 Month SOFR	97.250	03/12/2027	299	747,500	142,025	140,774	1,251
3 Month SOFR	96.000	06/11/2027	149	372,500	347,356	320,642	26,714
3 Month SOFR	96.250	06/11/2027	65	162,500	118,218	133,377	(15,159)
3 Month SOFR	96.500	06/11/2027	344	860,000	473,000	479,637	(6,637)
3 Month SOFR	96.250	09/10/2027	66	165,000	120,862	133,779	(12,917)
3 Month SOFR	96.500	09/10/2027	169	422,500	238,713	247,494	(8,781)
3 Month SOFR	96.500	12/10/2027	209	522,500	295,213	313,910	(18,697)
3 Month SOFR	96.375	03/10/2028	184	460,000	289,800	310,861	(21,061)

TOTAL			4,960	$12,400,000	$5,234,513	$6,379,981	$(1,145,468)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
EURO	—Euro Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments December 31, 2025

Shares	Description	Value

Underlying Funds – 95.0%

Dynamic*(a) – 0.9%
1,019,811	Goldman Sachs Managed Futures Strategy Fund — Class R6	$9,576,027

Equity(a) – 32.9%
2,757,997	Goldman Sachs Large Cap Growth Insights Fund — Class R6	100,749,647
4,049,093	Goldman Sachs Large Cap Value Insights Fund — Class R6	100,296,029
4,677,476	Goldman Sachs International Equity Insights Fund — Class R6	84,896,197
3,133,330	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	34,967,960
386,090	Goldman Sachs Small Cap Equity Insights Fund — Class R6	11,254,526
779,795	Goldman Sachs Global Infrastructure Fund — Class R6	10,067,152
474,417	Goldman Sachs International Small Cap Insights Fund — Class R6	7,699,784
28,852	Goldman Sachs Energy Infrastructure Fund — Class R6	374,498

		350,305,793

Exchange Traded Funds – 30.8%
1,254,959	Goldman Sachs MarketBeta U.S. Equity ETF(a)	118,468,130
1,043,261	Goldman Sachs MarketBeta International Equity ETF(a)	72,321,774
890,842	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	41,201,442
223,124	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	29,534,924
477,908	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	26,901,011
341,933	Goldman Sachs ActiveBeta International Equity ETF(a)	14,682,603
34,690	iShares MSCI USA Quality Factor ETF	6,890,128
69,277	iShares U.S. Real Estate ETF	6,504,417
130,954	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	5,450,305
16,184	iShares U.S. Technology ETF	3,231,621
17,067	State Street Health Care Select Sector SPDR ETF	2,641,972

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
3,887	iShares MSCI Mexico ETF	$269,486

		328,097,813

Fixed Income(a) – 30.4%
21,231,152	Goldman Sachs Global Core Fixed Income Fund — Class R6	243,733,625
3,125,238	Goldman Sachs Inflation Protected Securities Fund — Class R6	30,002,286
2,785,885	Goldman Sachs Emerging Markets Debt Fund — Class R6	28,889,624
2,023,724	Goldman Sachs High Yield Fund — Class R6	11,575,700
1,166,923	Goldman Sachs High Yield Floating Rate Fund — Class R6	10,023,867

		324,225,102

TOTAL UNDERLYING FUNDS – 95.0% (Cost $851,330,088)		$1,012,204,735

Shares	Dividend Rate	Value

Investment Company(a) – 1.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
17,730,647	3.686%	$17,730,647
(Cost $ 17,730,647)

TOTAL INVESTMENTS – 96.7% (Cost $ 869,060,735)		$1,029,935,382

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		35,018,255

NET ASSETS – 100.0%		$1,064,953,637

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	4,490,000	USD	5,260,826	03/18/26	$35,243
	USD	1,042,189	HKD	8,090,000	03/18/26	134
	USD	12,125,222	JPY	1,863,000,000	03/18/26	151,132

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	302,817	NOK	3,050,000	03/18/26	$ 327
	USD	98,406	NZD	170,000	03/18/26	239

TOTAL						$187,075

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	3,438,218	AUD	5,210,000	03/18/26	$(38,865)
	USD	5,167,903	CHF	4,090,000	03/18/26	(38,771)
	USD	993,023	DKK	6,320,000	03/18/26	(5,932)
	USD	19,038,850	EUR	16,240,000	03/18/26	(116,641)
	USD	7,984,244	GBP	5,985,000	03/18/26	(81,551)
	USD	346,829	ILS	1,120,000	03/18/26	(4,976)
	USD	812,370	MXN	15,000,000	03/18/26	(14,205)
	USD	1,721,748	SEK	16,050,000	03/18/26	(28,805)
	USD	755,329	SGD	970,000	03/18/26	(3,166)

TOTAL						$(332,912)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	38	03/20/26	$2,608,450	$24,500
FTSE/JSE Top 40 Index	9	03/19/26	594,272	10,773
IFSC NIFTY 50 Index	122	01/27/26	6,411,222	(21,936)
Mini-MDAX Index	16	03/20/26	581,019	9,311
MSCI EAFE Index	20	03/20/26	2,902,100	10,337
S&P 500 E-Mini Index	187	03/20/26	64,444,875	(683,914)

Total				$(650,929)

Short position contracts:
FTSE 100 Index	(21)	03/20/26	(2,813,995)	(41,285)
S&P Toronto Stock Exchange 60 Index	(11)	03/19/26	(2,984,358)	(14,392)

Total				$(55,677)

TOTAL FUTURES CONTRACTS				$(706,606)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 44	(5.000)%	3.168%	12/20/30	$5,130	$(397,031)	$(375,886)	$(21,145)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*
SXDR Index	12MEURO+0.470%	JPMorgan Securities, Inc.	02/03/26	EUR	654	$ (4,201)
SXDR Index	12MEURO+0.480	JPMorgan Securities, Inc.	02/03/26	EUR	1,475	(9,507)
SXDR Index	12MEURO+0.495	MS & Co. Int. PLC	02/03/26	EUR	657	(4,260)

TOTAL						$(17,968)

(a)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	BofA Securities LLC	$135.000	06/18/2026	8,073	$ 108,985,500	$ 185,871	$ 88,226	$ 97,645

Written option contracts
Calls
XLV Index	BofA Securities LLC	146.000	06/18/2026	(16,146)	(235,731,600)	(222,500)	(87,512)	(134,988)

TOTAL				(8,073)	$(126,746,100)	$ (36,629)	$ 714	$ (37,343)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$ 14.810	03/18/2026	710,000	$ 710,000	$ 44	$ 11,958	$ (11,914)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	748,000	748,000	35	14,724	(14,689)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	1,921,000	1,921,000	8,532	36,252	(27,720)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	2,691,000	2,691,000	26,394	46,084	(19,690)
Call CHF/Put NOK	MS & Co. Int. PLC	14.658	12/16/2026	2,626,000	2,626,000	32,184	42,196	(10,012)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	819,000	819,000	1	13,517	(13,516)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	856,000	856,000	1	13,237	(13,236)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	2,182,000	2,182,000	2,201	40,803	(38,602)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	3,088,000	3,088,000	14,612	46,284	(31,672)
Call CHF/Put SEK	MS & Co. Int. PLC	12.920	12/16/2026	2,994,000	2,994,000	30,254	46,788	(16,534)
Call EUR/Put GBP	MS & Co. Int. PLC	0.886	06/11/2026	1,000,000	1,000,000	10,344	14,894	(4,550)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	82,317,000	82,317,000	136	8,379	(8,243)
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	81,755,000	81,755,000	29	9,779	(9,750)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	167,485,000	167,485,000	1,296	17,114	(15,818)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	247,647,000	247,647,000	7,626	22,528	(14,902)
Call JPY/Put KRW	MS & Co. Int. PLC	10.715	12/16/2026	253,495,000	253,495,000	11,158	21,668	(10,510)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	2,586,000	2,586,000	109	22,527	(22,418)
Call USD/Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	2,596,000	2,596,000	13	25,711	(25,698)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	6,042,000	6,042,000	13,135	39,998	(26,863)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	8,647,000	8,647,000	31,518	56,413	(24,895)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	12/16/2026	8,126,000	8,126,000	41,337	50,552	(9,215)
Call USD/Put CLP	MS & Co. Int. PLC	1,166.190	03/18/2026	881,000	881,000	8	16,876	(16,868)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	944,000	944,000	6	17,226	(17,220)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,987,000	1,987,000	2,766	34,292	(31,526)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	2,742,000	2,742,000	10,219	47,352	(37,133)
Call USD/Put CLP	MS & Co. Int. PLC	1,040.580	12/16/2026	3,400,000	3,400,000	35,717	49,548	(13,831)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	627,000	627,000	837	8,765	(7,928)
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	586,000	586,000	93	8,673	(8,580)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	1,382,000	1,382,000	11,198	17,911	(6,713)
Call USD/Put KRW	MS & Co. Int. PLC	1,479.730	09/16/2026	2,095,000	2,095,000	30,028	21,620	8,408
Call USD/Put KRW	MS & Co. Int. PLC	1,581.730	12/16/2026	2,013,000	2,013,000	11,595	20,372	(8,777)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	398,000	398,000	—	7,874	(7,874)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	448,000	448,000	—	8,413	(8,413)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	1,094,000	1,094,000	1,127	16,553	(15,426)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	1,473,000	1,473,000	7,938	21,666	(13,728)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	261,000	261,000	—	4,307	(4,307)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	265,000	265,000	—	4,505	(4,505)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	789,000	789,000	1	12,308	(12,307)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	797,000	797,000	1	13,064	(13,063)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	1,276,000	1,276,000	1,084	19,178	(18,094)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	1,782,000	1,782,000	9,821	22,976	(13,155)
Call USD/Put SEK	MS & Co. Int. PLC	10.040	12/16/2026	1,828,000	1,828,000	16,033	21,013	(4,980)

				907,399,000	$907,399,000	$369,431	$ 995,898	$ (626,467)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	2,057,000	2,057,000	150	25,265	(25,115)
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	2,222,000	2,222,000	62	27,670	(27,608)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	4,629,000	4,629,000	2,765	51,453	(48,688)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	6,660,000	6,660,000	18,814	67,287	(48,473)
Put AUD/Call JPY	MS & Co. Int. PLC	90.000	12/16/2026	6,149,000	6,149,000	45,418	64,247	(18,829)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put AUD/Call USD	MS & Co. Int. PLC	$ 0.588	03/18/2026	830,000	$ 830,000	$ 82	$ 8,440	$ (8,358)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	878,000	878,000	22	8,583	(8,561)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	1,927,000	1,927,000	2,833	17,762	(14,929)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	2,723,000	2,723,000	13,984	23,100	(9,116)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	12/16/2026	2,455,000	2,455,000	16,818	21,030	(4,212)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	1,068,000	1,068,000	28	14,136	(14,108)
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	1,126,000	1,126,000	8	14,238	(14,230)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	2,336,000	2,336,000	822	25,872	(25,050)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	3,454,000	3,454,000	5,426	33,531	(28,105)
Put CAD/Call JPY	MS & Co. Int. PLC	102.300	12/16/2026	3,429,000	3,429,000	23,824	30,886	(7,062)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	1,087,000	1,087,000	220	11,823	(11,603)
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	1,177,000	1,177,000	112	12,790	(12,678)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	2,417,000	2,417,000	2,836	24,506	(21,670)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	3,551,000	3,551,000	11,492	30,931	(19,439)
Put NZD/Call JPY	MS & Co. Int. PLC	79.800	12/16/2026	3,540,000	3,540,000	26,021	31,941	(5,920)
Put NZD/Call USD	MS & Co. Int. PLC	0.535	03/18/2026	450,000	450,000	272	4,165	(3,893)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	483,000	483,000	116	4,292	(4,176)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	1,047,000	1,047,000	5,639	9,041	(3,402)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	1,505,000	1,505,000	11,004	11,162	(158)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	12/16/2026	2,790,000	2,790,000	19,297	21,016	(1,719)
Put USD/Call INR	MS & Co. Int. PLC	88.745	01/02/2026	1,930,000	1,930,000	2	8,299	(8,297)

				61,920,000	$ 61,920,000	$208,067	$ 603,466	$ (395,399)

Total purchased option contracts				969,319,000	$969,319,000	$577,498	$ 1,599,364	$(1,021,866)

Written option contracts
Calls
Call EUR/Put GBP		0.908	06/11/2026	(1,000,000)	(1,000,000)	(4,193)	(5,904)	1,711

TOTAL				968,319,000	$968,319,000	$573,305	$1,593,460	$(1,020,155)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$7,020.000	01/02/2026	(8)	$ (5,616,000)	$ (60)	$ (602)	$ 542
S&P 500 Index	7,015.000	01/05/2026	(8)	(5,612,000)	(40)	(1,491)	1,451
S&P 500 Index	6,990.000	01/07/2026	(8)	(5,592,000)	(480)	(2,030)	1,550
S&P 500 Index	7,125.000	01/07/2026	(6)	(4,275,000)	(30)	(5,659)	5,629
S&P 500 Index	7,050.000	01/14/2026	(6)	(4,230,000)	(1,515)	(6,011)	4,496
S&P 500 Index	7,125.000	01/21/2026	(6)	(4,275,000)	(1,380)	(4,628)	3,248
S&P 500 Index	7,150.000	01/28/2026	(6)	(4,290,000)	(2,910)	(4,642)	1,732

			(48)	$(33,890,000)	$(6,415)	$(25,063)	$18,648

Puts
S&P 500 Index	6,845.000	01/02/2026	(16)	(10,952,000)	(24,320)	(14,993)	(9,327)
S&P 500 Index	6,845.000	01/05/2026	(16)	(10,952,000)	(35,760)	(20,371)	(15,389)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	$6,575.000	01/07/2026	(12)	$ (7,890,000)	$ (1,200)	$ (43,238)	$42,038
S&P 500 Index	6,805.000	01/07/2026	(16)	(10,888,000)	(28,560)	(19,553)	(9,007)
S&P 500 Index	6,525.000	01/14/2026	(12)	(7,830,000)	(7,260)	(42,012)	34,752
S&P 500 Index	6,690.000	01/21/2026	(12)	(8,028,000)	(34,320)	(26,622)	(7,698)
S&P 500 Index	6,675.000	01/28/2026	(12)	(8,010,000)	(44,940)	(38,142)	(6,798)

			(96)	$(64,550,000)	$(176,360)	$(204,931)	$28,571

Total written option contracts			(144)	$(98,440,000)	$(182,775)	$(229,994)	$47,219

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	03/13/2026	112	$ 280,000	$ 67,200	$ 140,260	$ (73,060)
3 Month SOFR	96.625	03/13/2026	92	230,000	9,200	137,063	(127,863)
3 Month SOFR	96.750	03/13/2026	37	92,500	2,544	60,211	(57,667)
3 Month SOFR	97.000	03/13/2026	147	367,500	5,513	64,634	(59,121)
3 Month SOFR	97.500	03/13/2026	140	350,000	2,625	45,774	(43,149)
3 Month SOFR	96.250	06/12/2026	101	252,500	112,363	143,604	(31,241)
3 Month SOFR	96.500	06/12/2026	158	395,000	95,788	164,235	(68,447)
3 Month SOFR	96.625	06/12/2026	87	217,500	39,150	137,227	(98,077)
3 Month SOFR	96.750	06/12/2026	38	95,000	12,350	58,988	(46,638)
3 Month SOFR	97.000	06/12/2026	88	220,000	15,950	58,472	(42,522)
3 Month SOFR	97.125	06/12/2026	74	185,000	10,175	38,070	(27,895)
3 Month SOFR	97.250	06/12/2026	72	180,000	8,100	34,341	(26,241)
3 Month SOFR	96.375	09/11/2026	101	252,500	125,619	145,422	(19,803)
3 Month SOFR	96.500	09/11/2026	311	777,500	312,944	348,710	(35,766)
3 Month SOFR	96.625	09/11/2026	83	207,500	66,400	138,180	(71,780)
3 Month SOFR	97.000	09/11/2026	123	307,500	49,200	95,566	(46,366)
3 Month SOFR	97.250	09/11/2026	56	140,000	14,700	36,510	(21,810)
3 Month SOFR	96.000	12/11/2026	177	442,500	400,463	356,559	43,904
3 Month SOFR	96.375	12/11/2026	96	240,000	136,200	149,023	(12,823)
3 Month SOFR	96.500	12/11/2026	393	982,500	466,688	503,608	(36,920)
3 Month SOFR	96.000	03/12/2027	172	430,000	397,750	361,537	36,213
3 Month SOFR	96.250	03/12/2027	63	157,500	111,431	126,123	(14,692)
3 Month SOFR	96.500	03/12/2027	315	787,500	409,500	411,905	(2,405)
3 Month SOFR	97.250	03/12/2027	269	672,500	127,775	126,652	1,123
3 Month SOFR	96.000	06/11/2027	153	382,500	356,681	329,250	27,431
3 Month SOFR	96.250	06/11/2027	63	157,500	114,581	129,273	(14,692)
3 Month SOFR	96.500	06/11/2027	285	712,500	391,875	397,796	(5,921)
3 Month SOFR	96.250	09/10/2027	64	160,000	117,200	129,725	(12,525)
3 Month SOFR	96.500	09/10/2027	152	380,000	214,700	222,598	(7,898)
3 Month SOFR	96.500	12/10/2027	188	470,000	265,550	282,368	(16,818)
3 Month SOFR	96.375	03/10/2028	166	415,000	261,450	280,450	(19,000)

TOTAL			4,376	$10,940,000	$4,721,665	$5,654,134	$(932,469)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 44	—CDX North America High Yield Index 44
EURO	—Euro Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS

Statements of Assets and Liabilities December 31, 2025

	Conservative Allocation Fund	Dynamic Global Equity Fund

Assets:

Investments in affiliated issuers, at value (cost $523,911,227 and $319,432,734, respectively)	$577,753,897	$415,387,398
Investments in unaffiliated issuers, at value (cost $10,905,422 and $7,748,789, respectively)	11,425,071	7,961,230
Purchased options, at value (premium paid $3,530,050 and $3,719,039, respectively)	2,485,806	2,591,554
Cash	9,094,007	6,594,891
Foreign currencies, at value (cost $307,188 and $252,859, respectively)	313,358	253,232
Unrealized gain on forward foreign currency exchange contracts	106,113	43,451
Variation margin on swaps contracts	2,385	—
Receivables:
Collateral on certain derivative contracts(a)	8,549,703	9,439,602
Dividends	1,012,766	32,716
Fund shares sold	370,538	4,183
Due from broker - upfront payment	186,660	—
Investments sold	38,834	43,234
Other assets	71,930	74,086

Total assets	611,411,068	442,425,577

Liabilities:

Variation margin on futures contracts	304,949	454,264
Written option contracts, at value (premium received $192,606 and $154,302, respectively)	242,556	123,673
Unrealized loss on forward foreign currency exchange contracts	193,842	64,168
Unrealized loss on swap contracts	10,364	—
Payables:
Investments purchased	744,582	32,717
Fund shares redeemned	318,600	86,262
Management fees	44,809	33,447
Distribution and Service fees and Transfer Agency fees	27,700	40,763
Income distributions	2,889	—
Due to broker	—	270,000
Accrued printing and mailing fees	55,296	69,507
Accrued expenses	124,826	126,629

Total liabilities	2,070,413	1,301,430

Net Assets:

Paid-in capital	558,997,545	340,450,867
Total distributable earnings	50,343,110	100,673,280

NET ASSETS	$609,340,655	$441,124,147
Net Assets:
Class A	$81,856,020	$178,289,439
Class C	2,558,098	7,508,491
Institutional	451,826,210	20,397,823
Service	289,774	216,644
Investor	2,404,368	8,738,236
Class R6	2,808,482	1,608,020
Class R	11,375,510	6,293,837
Class P	56,222,193	218,071,657
Total Net Assets	$609,340,655	$441,124,147
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,462,380	7,872,007
Class C	201,336	347,810
Institutional	35,687,800	881,577
Service	22,511	9,572
Investor	190,877	394,699
Class R6	221,677	69,231
Class R	903,199	282,185
Class P	4,438,705	9,414,499
Net asset value, offering and redemption price per share:(b)
Class A	12.67	22.65
Class C	12.71	21.59
Institutional	12.66	23.14
Service	12.87	22.63
Investor	12.60	22.14
Class R6	12.67	23.23
Class R	12.59	22.30
Class P	12.67	23.16

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards	Options
Conservative Allocation Fund	$2,415,072	$155,280	$740,000	$5,239,351
Dynamic Global Equity Fund	3,394,278	220,000	—	5,825,324

(b)

Maximum public offering price per share for Class A Shares of the Conservative Allocation and Dynamic Global Equity Funds is $13.41 and $23.97, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUND OF FUNDS

Statements of Assets and Liabilities (continued) December 31, 2025

	Growth Allocation Fund	Moderate Allocation Fund

Assets:

Investments in affiliated issuers, at value (cost $823,745,648 and $850,322,556, respectively)	$1,047,480,502	$1,010,397,758
Investments in unaffiliated issuers, at value (cost $17,322,548 and $18,738,179, respectively)	18,253,153	19,537,624
Purchased options, at value (premium paid $8,145,953 and $7,341,724, respectively)	6,046,888	5,485,034
Cash	16,687,312	15,931,388
Foreign currencies, at value (cost $450,165 and $433,356, respectively)	434,985	419,606
Unrealized gain on forward foreign currency exchange contracts	197,949	187,075
Variation margin on swaps contracts	4,383	4,209
Receivables:
Collateral on certain derivative contracts(a)	15,441,064	13,544,999
Investments sold	11,085,500	64,367
Fund shares sold	2,700,367	830,024
Interest and dividends	732,935	1,097,061
Due from broker - upfront payment	333,387	323,615
Reimbursement from investment adviser	—	33,140
Other assets	76,470	75,708

Total assets	1,119,474,895	1,067,931,608

Liabilities:

Variation margin on futures contracts	487,329	549,673
Written option contracts, at value (premium received $401,771 and $323,410, respectively)	474,816	409,468
Unrealized loss on forward foreign currency exchange contracts	353,921	332,912
Unrealized loss on swap contracts	18,511	17,968
Payables:
Fund shares redeemned	474,977	149,987
Investments purchased	335,665	924,567
Due to broker	310,000	290,000
Distribution and Service fees and Transfer Agency fees	83,733	61,374
Management fees	73,269	69,639
Accrued expenses	196,285	172,383

Total liabilities	2,808,506	2,977,971

Net Assets:

Paid-in capital	882,144,701	899,125,674
Total distributable earnings	234,521,688	165,827,963

NET ASSETS	$1,116,666,389	$1,064,953,637
Net Assets:
Class A	$362,343,270	$251,630,762
Class C	12,056,322	5,213,063
Institutional	321,699,969	480,236,382
Service	1,934,777	1,960,801
Investor	10,058,118	11,769,919
Class R6	11,522,059	6,032,441
Class R	8,574,032	4,655,726
Class P	388,477,842	303,454,543
Total Net Assets	$1,116,666,389	$1,064,953,637
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	17,907,671	15,327,465
Class C	576,142	329,193
Institutional	15,902,204	29,132,202
Service	95,903	119,817
Investor	506,860	721,874
Class R6	569,307	366,153
Class R	442,129	286,869
Class P	19,191,928	18,423,272
Net asset value, offering and redemption price per share:(b)
Class A	20.23	16.42
Class C	20.93	15.84
Institutional	20.23	16.48
Service	20.17	16.36
Investor	19.84	16.30
Class R6	20.24	16.48
Class R	19.39	16.23
Class P	20.24	16.47

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards	Options
Growth Allocation Fund	$2,859,534	$284,946	$1,190,000	$11,106,584
Moderate Allocation Fund	3,695,305	273,740	1,110,000	8,465,954

(b)

Maximum public offering price per share for Class A Shares of the Growth Allocation and Moderate Allocation Funds is $21.41 and $17.38, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS

Statements of Operations For the Fiscal Year Ended December 31, 2025

	Conservative Allocation Fund	Dynamic Global Equity Fund

Investment Income:

Dividends — affiliated issuers	$15,653,034	$ 6,052,293
Dividends — unaffiliated issuers	135,221	110,836
Interest	81,427	107,791

Total investment income	15,869,682	6,270,920

Expenses:

Management fees	848,220	610,086
Transfer Agency fees(a)	327,293	352,399
Distribution and Service (12b-1) fees(a)	274,677	507,224
Custody, accounting and administrative services	176,037	164,682
Registration fees	118,954	125,950
Professional fees	118,183	121,596
Printing and mailing costs	79,296	96,279
Trustee fees	28,055	27,733
Service fees — Class C	6,103	16,349
Shareholder Administration fees —Service Class	695	524
Other	20,256	18,016

Total expenses	1,997,769	2,040,838

Less — expense reductions	(518,144)	(539,818)

Net expenses	1,479,625	1,501,020

NET INVESTMENT INCOME	14,390,057	4,769,900

Realized and unrealized gain (loss):

Capital Gains Distributions	7,500,512	13,416,087
Net realized gain (loss) from:
Investments — unaffiliated issuers	—	(20,818)
Investments — affiliated issuers	(3,297,565)	35,852,514
Purchased options	(1,966,121)	(1,973,493)
Futures contracts	1,711,244	3,472,134
Written options	1,693,561	2,038,109
Swap contracts	(187,494)	—
Forward foreign currency exchange contracts	(1,852,381)	(764,148)
Foreign currency transactions	28,142	(173)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	45,063,352	21,353,547
Investments — unaffiliated issuers	560,960	146,077
Purchased options	636,515	514,828
Futures contracts	558,064	1,209,823
Written options	5,438	144,352
Swap contracts	(28,010)	—
Forward foreign currency exchange contracts	(1,125,738)	(121,658)
Foreign currency translation	9,131	(14,112)

Net realized and unrealized gain	49,309,610	75,253,069

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,699,667	$80,022,969

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Conservative Allocation Fund	$204,707	$18,309	$695	$50,966	$122,824	$3,662	$165,284	$111	$3,599	$626	$15,290	$15,897
Dynamic Global Equity Fund	424,769	49,048	524	32,883	254,861	9,810	7,278	84	11,140	614	9,865	58,747

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUND OF FUNDS

Statements of Operations (continued) For the Fiscal Year Ended December 31, 2025

	Growth Allocation Fund	Moderate Allocation Fund

Investment Income:

Dividends — affiliated issuers	$ 20,128,308	$ 22,636,221
Dividends — unaffiliated issuers	218,503	232,470
Interest	92,954	114,981

Total investment income	20,439,765	22,983,672

Expenses:

Management fees	1,522,121	1,472,959
Distribution and Service (12b-1) fees(a)	1,003,653	676,255
Transfer Agency fees(a)	785,593	656,841
Custody, accounting and administrative services	195,499	202,504
Registration fees	136,249	126,772
Professional fees	118,183	118,214
Printing and mailing costs	112,151	98,182
Service fees — Class C	30,687	12,407
Trustee fees	28,942	28,881
Shareholder Administration fees —Service Class	4,884	4,798
Other	23,774	70,036

Total expenses	3,961,736	3,467,849

Less — expense reductions	(577,692)	(606,000)

Net expenses	3,384,044	2,861,849

NET INVESTMENT INCOME	17,055,721	20,121,823

Realized and unrealized gain (loss):

Capital Gains Distributions	26,869,522	19,625,645
Net realized gain (loss) from:
Investments — unaffiliated issuers	(18,372)	72
Investments — affiliated issuers	6,658,963	(3,140,495)
Purchased options	(3,853,042)	(3,290,547)
Futures contracts	234,829	3,316,589
Written options	3,981,549	2,944,715
Swap contracts	(313,626)	(314,791)
Forward foreign currency exchange contracts	(2,878,668)	(2,801,011)
Foreign currency transactions	35,821	21,559
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	127,706,701	106,771,556
Investments — unaffiliated issuers	984,147	876,396
Purchased options	1,280,676	1,019,052
Futures contracts	979,040	827,045
Written options	86,149	17,537
Swap contracts	(39,742)	(43,273)
Forward foreign currency exchange contracts	(1,788,257)	(1,651,497)
Foreign currency translation	19,436	15,376

Net realized and unrealized gain	159,945,126	124,193,928

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$177,000,847	$144,315,751

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Growth Allocation Fund	$867,885	$92,059	$4,884	$38,825	$520,731	$18,412	$112,672	$782	$15,216	$3,206	$11,647	$102,927
Moderate Allocation Fund	612,010	37,223	4,798	22,224	367,206	7,445	172,902	768	17,222	892	6,667	83,739

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS

Statements of Changes in Net Assets

	Conservative Allocation Fund		Dynamic Global Equity Fund
	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$ 14,390,057	$ 17,026,521	$ 4,769,900	$ 5,197,134

Net realized gain	3,629,898	33,651,854	52,020,212	25,350,333

Net change in unrealized gain (loss)	45,679,712	(6,678,737)	23,232,857	26,070,395

Net increase in net assets resulting from operations	63,699,667	43,999,638	80,022,969	56,617,862

Distributions to shareholders:

From distributable earnings:

Class A Shares	(4,687,220)	(3,097,514)	(23,261,726)	(13,830,894)

Class C Shares	(126,309)	(73,179)	(947,271)	(507,496)

Institutional Shares	(25,822,466)	(15,871,821)	(2,635,364)	(1,449,576)

Service Shares	(15,895)	(9,623)	(28,402)	(22,037)

Investor Shares	(145,444)	(114,172)	(1,166,046)	(515,083)

Class R6 Shares	(152,088)	(81,974)	(203,257)	(320,861)

Class R Shares	(603,965)	(330,573)	(812,623)	(525,970)

Class P Shares	(3,323,767)	(2,050,871)	(28,461,946)	(14,588,753)

Total distributions to shareholders	(34,877,154)	(21,629,727)	(57,516,635)	(31,760,670)

From share transactions:

Proceeds from sales of shares	128,319,346	112,974,795	35,661,830	35,787,441

Reinvestment of distributions	34,604,828	21,451,876	55,882,235	30,814,633

Cost of shares redeemed	(136,857,661)	(143,120,438)	(50,207,520)	(42,258,961)

Net increase (decrease) in net assets resulting from share transactions	26,066,513	(8,693,767)	41,336,545	24,343,113

TOTAL INCREASE	54,889,026	13,676,144	63,842,879	49,200,305

Net assets:

Beginning of year	554,451,629	540,775,485	377,281,268	328,080,963

End of year	$609,340,655	$554,451,629	$441,124,147	$377,281,268

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUND OF FUNDS

Statements of Changes in Net Assets (continued)

	Growth Allocation Fund		Moderate Allocation Fund
	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$ 17,055,721	$ 15,816,888	$ 20,121,823	$ 21,424,112

Net realized gain	30,716,976	101,355,083	16,361,736	78,121,611

Net change in unrealized gain (loss)	129,228,150	4,635,907	107,832,192	(4,744,044)

Net increase in net assets resulting from operations	177,000,847	121,807,878	144,315,751	94,801,679

Distributions to shareholders:

From distributable earnings:

Class A Shares	(38,563,650)	(24,432,505)	(20,394,019)	(15,280,178)

Class C Shares	(1,205,902)	(791,160)	(397,428)	(297,459)

Institutional Shares	(32,975,231)	(20,416,437)	(38,738,397)	(25,234,032)

Service Shares	(214,448)	(139,339)	(160,003)	(120,291)

Investor Shares	(1,143,978)	(733,133)	(1,004,811)	(582,259)

Class R6 Shares	(1,175,183)	(748,409)	(432,387)	(169,737)

Class R Shares	(922,815)	(527,750)	(364,174)	(271,651)

Class P Shares	(41,917,016)	(23,479,850)	(25,020,769)	(16,974,710)

Total distributions to shareholders	(118,118,223)	(71,268,583)	(86,511,988)	(58,930,317)

From share transactions:

Proceeds from sales of shares	148,639,351	130,500,565	171,747,875	139,264,309

Reinvestment of distributions	115,194,297	69,362,432	85,201,912	57,915,430

Cost of shares redeemed	(177,426,852)	(127,921,939)	(179,602,133)	(144,370,201)

Net increase in net assets resulting from share transactions	86,406,796	71,941,058	77,347,654	52,809,538

TOTAL INCREASE	145,289,420	122,480,353	135,151,417	88,680,900

Net assets:

Beginning of year	971,376,969	848,896,616	929,802,220	841,121,320

End of year	$1,116,666,389	$971,376,969	$1,064,953,637	$929,802,220

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Conservative Allocation Fund

	Class A Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.04	$11.54	$10.49	$12.82	$12.64

Net investment income(a)(b)	0.28	0.34	0.23	0.22	0.24

Net realized and unrealized gain (loss)	1.08	0.60	1.02	(2.02)	0.71

Total from investment operations	1.36	0.94	1.25	(1.80)	0.95

Distributions to shareholders from net investment income	(0.33)	(0.44)	(0.20)	(0.39)	(0.34)

Distributions to shareholders from net realized gains	(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.73)	(0.44)	(0.20)	(0.53)	(0.77)

Net asset value, end of year	$12.67	$12.04	$11.54	$10.49	$12.82

Total return(c)	11.48%	8.22%	12.07%	(14.09)%	7.53%

Net assets, end of year (in 000s)	$81,856	$83,765	$88,066	$88,939	$113,820

Ratio of net expenses to average net assets(d)	0.55%	0.55%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets(d)	0.65%	0.63%	0.63%	0.63%	0.61%

Ratio of net investment income to average net assets(b)	2.23%	2.84%	2.12%	1.91%	1.84%

Portfolio turnover rate(e)	24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Conservative Allocation Fund

	Class C Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.07	$11.57	$10.51	$12.83	$12.67

Net investment income(a)(b)	0.19	0.25	0.14	0.11	0.12

Net realized and unrealized gain (loss)	1.09	0.60	1.03	(1.99)	0.73

Total from investment operations	1.28	0.85	1.17	(1.88)	0.85

Distributions to shareholders from net investment income	(0.24)	(0.35)	(0.11)	(0.30)	(0.26)

Distributions to shareholders from net realized gains	(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.64)	(0.35)	(0.11)	(0.44)	(0.69)

Net asset value, end of year	$12.71	$12.07	$11.57	$10.51	$12.83

Total return(c)	10.71%	7.36%	11.24%	(14.70)%	6.73%

Net assets, end of year (in 000s)	$2,558	$2,529	$2,801	$3,740	$6,678

Ratio of net expenses to average net assets(d)	1.30%	1.30%	1.31%	1.31%	1.31%

Ratio of total expenses to average net assets(d)	1.40%	1.38%	1.38%	1.38%	1.36%

Ratio of net investment income to average net assets(b)	1.49%	2.04%	1.31%	0.98%	0.91%

Portfolio turnover rate(e)	24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Conservative Allocation Fund

	Institutional Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.03	$11.54	$10.49	$12.81	$12.63

Net investment income(a)(b)	0.33	0.38	0.27	0.27	0.29

Net realized and unrealized gain (loss)	1.08	0.60	1.02	(2.02)	0.71

Total from investment operations	1.41	0.98	1.29	(1.75)	1.00

Distributions to shareholders from net investment income	(0.38)	(0.49)	(0.24)	(0.43)	(0.39)

Distributions to shareholders from net realized gains	(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.78)	(0.49)	(0.24)	(0.57)	(0.82)

Net asset value, end of year	$12.66	$12.03	$11.54	$10.49	$12.81

Total return(c)	11.89%	8.52%	12.48%	(13.69)%	7.93%

Net assets, end of year (in 000s)	$451,826	$403,771	$381,220	$355,310	$426,392

Ratio of net expenses to average net assets(d)	0.19%	0.19%	0.19%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.29%	0.27%	0.27%	0.27%	0.25%

Ratio of net investment income to average net assets(b)	2.62%	3.18%	2.49%	2.31%	2.23%

Portfolio turnover rate(e)	24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Conservative Allocation Fund

	Service Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.22	$11.71	$10.64	$12.99	$12.79

Net investment income(a)(b)	0.27	0.31	0.22	0.21	0.22

Net realized and unrealized gain (loss)	1.10	0.62	1.04	(2.05)	0.73

Total from investment operations	1.37	0.93	1.26	(1.84)	0.95

Distributions to shareholders from net investment income	(0.32)	(0.42)	(0.19)	(0.37)	(0.32)

Distributions to shareholders from net realized gains	(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.72)	(0.42)	(0.19)	(0.51)	(0.75)

Net asset value, end of year	$12.87	$12.22	$11.71	$10.64	$12.99

Total return(c)	11.32%	8.00%	11.94%	(14.18)%	7.44%

Net assets, end of year (in 000s)	$290	$268	$351	$319	$388

Ratio of net expenses to average net assets(d)	0.69%	0.69%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.79%	0.77%	0.77%	0.77%	0.75%

Ratio of net investment income to average net assets(b)	2.11%	2.59%	2.00%	1.82%	1.67%

Portfolio turnover rate(e)	24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Conservative Allocation Fund

	Investor Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$11.98	$11.48	$10.44	$12.76	$12.58

Net investment income(a)(b)	0.31	0.36	0.26	0.23	0.28

Net realized and unrealized gain (loss)	1.07	0.62	1.01	(1.99)	0.70

Total from investment operations	1.38	0.98	1.27	(1.76)	0.98

Distributions to shareholders from net investment income	(0.36)	(0.48)	(0.23)	(0.42)	(0.37)

Distributions to shareholders from net realized gains	(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.76)	(0.48)	(0.23)	(0.56)	(0.80)

Net asset value, end of year	$12.60	$11.98	$11.48	$10.44	$12.76

Total return(c)	11.83%	8.44%	12.32%	(13.79)%	7.75%

Net assets, end of year (in 000s)	$2,404	$2,788	$2,967	$3,110	$5,430

Ratio of net expenses to average net assets(d)	0.30%	0.30%	0.31%	0.31%	0.31%

Ratio of total expenses to average net assets(d)	0.40%	0.38%	0.38%	0.38%	0.36%

Ratio of net investment income to average net assets(b)	2.48%	3.00%	2.36%	2.01%	2.13%

Portfolio turnover rate(e)	24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Conservative Allocation Fund

	Class R6 Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.04	$11.54	$10.50	$12.82	$12.63

Net investment income(a)(b)	0.34	0.39	0.27	0.37	0.21

Net realized and unrealized gain (loss)	1.07	0.60	1.02	(2.12)	0.79

Total from investment operations	1.41	0.99	1.29	(1.75)	1.00

Distributions to shareholders from net investment income	(0.38)	(0.49)	(0.25)	(0.43)	(0.38)

Distributions to shareholders from net realized gains	(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.78)	(0.49)	(0.25)	(0.57)	(0.81)

Net asset value, end of year	$12.67	$12.04	$11.54	$10.50	$12.82

Total return(c)	11.89%	8.61%	12.38%	(13.66)%	8.00%

Net assets, end of year (in 000s)	$2,808	$2,034	$2,217	$2,061	$277

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.27%	0.26%	0.26%	0.26%	0.24%

Ratio of net investment income to average net assets(b)	2.70%	3.21%	2.50%	3.28%	1.64%

Portfolio turnover rate(e)	24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Conservative Allocation Fund

	Class R Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$11.98	$11.48	$10.44	$12.76	$12.58

Net investment income(a)(b)	0.25	0.30	0.21	0.19	0.22

Net realized and unrealized gain (loss)	1.06	0.61	1.01	(2.01)	0.70

Total from investment operations	1.31	0.91	1.22	(1.82)	0.92

Distributions to shareholders from net investment income	(0.30)	(0.41)	(0.18)	(0.36)	(0.31)

Distributions to shareholders from net realized gains	(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.70)	(0.41)	(0.18)	(0.50)	(0.74)

Net asset value, end of year	$12.59	$11.98	$11.48	$10.44	$12.76

Total return(c)	11.12%	7.97%	11.77%	(14.30)%	7.32%

Net assets, end of year (in 000s)	$11,376	$9,452	$10,544	$8,693	$10,837

Ratio of net expenses to average net assets(d)	0.80%	0.80%	0.81%	0.81%	0.81%

Ratio of total expenses to average net assets(d)	0.90%	0.88%	0.88%	0.88%	0.86%

Ratio of net investment income to average net assets(b)	2.03%	2.54%	1.90%	1.67%	1.65%

Portfolio turnover rate(e)	24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Conservative Allocation Fund

	Class P Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.04	$11.54	$10.49	$12.82	$12.64

Net investment income(a)(b)	0.33	0.39	0.27	0.28	0.29

Net realized and unrealized gain (loss)	1.08	0.60	1.03	(2.04)	0.71

Total from investment operations	1.41	0.99	1.30	(1.76)	1.00

Distributions to shareholders from net investment income	(0.38)	(0.49)	(0.25)	(0.43)	(0.39)

Distributions to shareholders from net realized gains	(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.78)	(0.49)	(0.25)	(0.57)	(0.82)

Net asset value, end of year	$12.67	$12.04	$11.54	$10.49	$12.82

Total return(c)	11.89%	8.62%	12.49%	(13.75)%	7.94%

Net assets, end of year (in 000s)	$56,222	$49,844	$52,609	$59,472	$53,299

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.28%	0.26%	0.26%	0.26%	0.24%

Ratio of net investment income to average net assets(b)	2.62%	3.26%	2.50%	2.46%	2.24%

Portfolio turnover rate(e)	24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Global Equity Fund

	Class A Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.39	$19.79	$17.31	$22.80	$21.36

Net investment income(a)(b)	0.22	0.28	0.31	0.28	0.31

Net realized and unrealized gain (loss)	4.31	3.21	3.16	(4.67)	3.96

Total from investment operations	4.53	3.49	3.47	(4.39)	4.27

Distributions to shareholders from net investment income	(0.51)	(0.64)	(0.31)	(0.52)	(1.01)

Distributions to shareholders from net realized gains	(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—	—	—	(0.03)	—

Total distributions	(3.27)	(1.89)	(0.99)	(1.10)	(2.83)

Net asset value, end of year	$22.65	$21.39	$19.79	$17.31	$22.80

Total return(c)	21.24%	17.35%	20.22%	(19.31)%	20.07%

Net assets, end of year (in 000s)	$178,289	$165,333	$155,912	$140,666	$185,213

Ratio of net expenses to average net assets(d)	0.55%	0.55%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets(d)	0.69%	0.67%	0.70%	0.70%	0.60%

Ratio of net investment income to average net assets(b)	0.97%	1.27%	1.62%	1.42%	1.29%

Portfolio turnover rate(e)	36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Global Equity Fund

	Class C Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$20.56	$19.09	$16.72	$22.04	$20.71

Net investment income(a)(b)	0.02	0.12	0.15	0.11	0.10

Net realized and unrealized gain (loss)	4.15	3.07	3.06	(4.49)	3.86

Total from investment operations	4.17	3.19	3.21	(4.38)	3.96

Distributions to shareholders from net investment income	(0.38)	(0.47)	(0.16)	(0.37)	(0.81)

Distributions to shareholders from net realized gains	(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—	—	—	(0.02)	—

Total distributions	(3.14)	(1.72)	(0.84)	(0.94)	(2.63)

Net asset value, end of year	$21.59	$20.56	$19.09	$16.72	$22.04

Total return(c)	20.33%	16.43%	19.37%	(19.91)%	19.19%

Net assets, end of year (in 000s)	$7,508	$6,317	$6,436	$6,659	$10,309

Ratio of net expenses to average net assets(d)	1.30%	1.30%	1.31%	1.31%	1.31%

Ratio of total expenses to average net assets(d)	1.44%	1.42%	1.45%	1.45%	1.35%

Ratio of net investment income to average net assets(b)	0.11%	0.55%	0.81%	0.59%	0.45%

Portfolio turnover rate(e)	36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Global Equity Fund

	Institutional Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.78	$20.12	$17.58	$23.13	$21.63

Net investment income(a)(b)	0.32	0.36	0.38	0.35	0.39

Net realized and unrealized gain (loss)	4.39	3.27	3.22	(4.73)	4.03

Total from investment operations	4.71	3.63	3.60	(4.38)	4.42

Distributions to shareholders from net investment income	(0.59)	(0.72)	(0.38)	(0.58)	(1.10)

Distributions to shareholders from net realized gains	(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—	—	—	(0.04)	—

Total distributions	(3.35)	(1.97)	(1.06)	(1.17)	(2.92)

Net asset value, end of year	$23.14	$21.78	$20.12	$17.58	$23.13

Total return(c)	21.69%	17.75%	20.65%	(18.98)%	20.50%

Net assets, end of year (in 000s)	$20,398	$16,971	$16,692	$14,970	$19,052

Ratio of net expenses to average net assets(d)	0.19%	0.19%	0.20%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.33%	0.31%	0.33%	0.33%	0.24%

Ratio of net investment income to average net assets(b)	1.37%	1.60%	1.99%	1.80%	1.62%

Portfolio turnover rate(e)	36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Global Equity Fund

	Service Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.38	$19.79	$17.30	$22.78	$21.35

Net investment income(a)(b)	0.19	0.24	0.27	0.25	0.29

Net realized and unrealized gain (loss)	4.30	3.21	3.18	(4.66)	3.94

Total from investment operations	4.49	3.45	3.45	(4.41)	4.23

Distributions to shareholders from net investment income	(0.48)	(0.61)	(0.28)	(0.52)	(0.98)

Distributions to shareholders from net realized gains	(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Total distributions	(3.24)	(1.86)	(0.96)	(1.07)	(2.80)

Net asset value, end of year	$22.63	$21.38	$19.79	$17.30	$22.78

Total return(c)	21.05%	17.14%	20.09%	(19.39)%	19.90%

Net assets, end of year (in 000s)	$217	$266	$252	$244	$310

Ratio of net expenses to average net assets(d)	0.69%	0.69%	0.70%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.83%	0.81%	0.83%	0.83%	0.74%

Ratio of net investment income to average net assets(b)	0.81%	1.12%	1.45%	1.30%	1.21%

Portfolio turnover rate(e)	36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Global Equity Fund

	Investor Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$20.96	$19.43	$17.01	$22.43	$21.05

Net investment income(a)(b)	0.30	0.31	0.35	0.33	0.38

Net realized and unrealized gain (loss)	4.21	3.16	3.11	(4.60)	3.89

Total from investment operations	4.51	3.47	3.46	(4.27)	4.27

Distributions to shareholders from net investment income	(0.57)	(0.69)	(0.36)	(0.56)	(1.07)

Distributions to shareholders from net realized gains	(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—	—	—	(0.04)	—

Total distributions	(3.33)	(1.94)	(1.04)	(1.15)	(2.89)

Net asset value, end of year	$22.14	$20.96	$19.43	$17.01	$22.43

Total return(c)	21.52%	17.63%	20.52%	(19.08)%	20.36%

Net assets, end of year (in 000s)	$8,738	$5,931	$5,682	$4,888	$5,797

Ratio of net expenses to average net assets(d)	0.30%	0.30%	0.31%	0.31%	0.31%

Ratio of total expenses to average net assets(d)	0.44%	0.42%	0.45%	0.45%	0.35%

Ratio of net investment income to average net assets(b)	1.31%	1.45%	1.90%	1.72%	1.61%

Portfolio turnover rate(e)	36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Global Equity Fund

	Class R6 Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.85	$20.18	$17.63	$23.14	$21.63

Net investment income(a)(b)	0.24	0.35	0.39	0.01	0.40

Net realized and unrealized gain (loss)	4.49	3.29	3.22	(4.39)	4.03

Total from investment operations	4.73	3.64	3.61	(4.38)	4.43

Distributions to shareholders from net investment income	(0.59)	(0.72)	(0.38)	(0.54)	(1.10)

Distributions to shareholders from net realized gains	(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—	—	—	(0.04)	—

Total distributions	(3.35)	(1.97)	(1.06)	(1.13)	(2.92)

Net asset value, end of year	$23.23	$21.85	$20.18	$17.63	$23.14

Total return(c)	21.71%	17.76%	20.66%	(18.99)%	20.55%

Net assets, end of year (in 000s)	$1,608	$3,808	$4,139	$2,980	$544,796

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.32%	0.30%	0.32%	0.23%	0.23%

Ratio of net investment income to average net assets(b)	1.05%	1.59%	2.00%	0.04%	1.66%

Portfolio turnover rate(e)	36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Global Equity Fund

	Class R Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.10	$19.56	$17.12	$22.56	$21.17

Net investment income(a)(b)	0.15	0.22	0.26	0.23	0.23

Net realized and unrealized gain (loss)	4.26	3.16	3.13	(4.61)	3.94

Total from investment operations	4.41	3.38	3.39	(4.38)	4.17

Distributions to shareholders from net investment income	(0.45)	(0.59)	(0.27)	(0.48)	(0.96)

Distributions to shareholders from net realized gains	(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—	—	—	(0.03)	—

Total distributions	(3.21)	(1.84)	(0.95)	(1.06)	(2.78)

Net asset value, end of year	$22.30	$21.10	$19.56	$17.12	$22.56

Total return(c)	20.93%	16.99%	19.95%	(19.49)%	19.76%

Net assets, end of year (in 000s)	$6,294	$6,436	$5,887	$5,292	$6,611

Ratio of net expenses to average net assets(d)	0.80%	0.80%	0.81%	0.81%	0.81%

Ratio of total expenses to average net assets(d)	0.94%	0.92%	0.95%	0.95%	0.85%

Ratio of net investment income to average net assets(b)	0.66%	1.02%	1.38%	1.19%	0.97%

Portfolio turnover rate(e)	36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Global Equity Fund

	Class P Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.80	$20.14	$17.59	$23.15	$21.64

Net investment income(a)(b)	0.33	0.37	0.39	0.35	0.40

Net realized and unrealized gain (loss)	4.38	3.26	3.22	(4.74)	4.03

Total from investment operations	4.71	3.63	3.61	(4.39)	4.43

Distributions to shareholders from net investment income	(0.59)	(0.72)	(0.38)	(0.58)	(1.10)

Distributions to shareholders from net realized gains	(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—	—	—	(0.04)	—

Total distributions	(3.35)	(1.97)	(1.06)	(1.17)	(2.92)

Net asset value, end of year	$23.16	$21.80	$20.14	$17.59	$23.15

Total return(c)	21.67%	17.75%	20.71%	(19.00)%	20.54%

Net assets, end of year (in 000s)	$218,072	$172,219	$133,081	$117,502	$160,360

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.32%	0.30%	0.32%	0.32%	0.23%

Ratio of net investment income to average net assets(b)	1.38%	1.67%	2.01%	1.78%	1.64%

Portfolio turnover rate(e)	36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Growth Allocation Fund

	Class A Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.99	$17.87	$15.44	$19.62	$17.88

Net investment income(a)(b)	0.29	0.29	0.26	0.32	0.47

Net realized and unrealized gain (loss)	3.28	2.26	2.42	(3.68)	2.49

Total from investment operations	3.57	2.55	2.68	(3.36)	2.96

Distributions to shareholders from net investment income	(0.54)	(0.62)	(0.25)	(0.56)	(0.70)

Distributions to shareholders from net realized gains	(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	(2.33)	(1.43)	(0.25)	(0.82)	(1.22)

Net asset value, end of year	$20.23	$18.99	$17.87	$15.44	$19.62

Total return(c)	18.83%	14.11%	17.33%	(17.14)%	16.54%

Net assets, end of year (in 000s)	$362,343	$338,759	$325,376	$297,896	$387,436

Ratio of net expenses to average net assets(d)	0.55%	0.55%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets(d)	0.61%	0.60%	0.61%	0.61%	0.60%

Ratio of net investment income to average net assets(b)	1.44%	1.47%	1.54%	1.87%	2.40%

Portfolio turnover rate(e)	20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Growth Allocation Fund

	Class C Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$19.58	$18.38	$15.85	$20.09	$18.27

Net investment income(a)(b)	0.13	0.15	0.12	0.18	0.29

Net realized and unrealized gain (loss)	3.38	2.32	2.49	(3.74)	2.57

Total from investment operations	3.51	2.47	2.61	(3.56)	2.86

Distributions to shareholders from net investment income	(0.37)	(0.46)	(0.08)	(0.42)	(0.52)

Distributions to shareholders from net realized gains	(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	(2.16)	(1.27)	(0.08)	(0.68)	(1.04)

Net asset value, end of year	$20.93	$19.58	$18.38	$15.85	$20.09

Total return(c)	17.97%	13.27%	16.47%	(17.76)%	15.67%

Net assets, end of year (in 000s)	$12,056	$12,621	$12,068	$13,496	$19,334

Ratio of net expenses to average net assets(d)	1.30%	1.30%	1.31%	1.31%	1.31%

Ratio of total expenses to average net assets(d)	1.36%	1.35%	1.36%	1.36%	1.35%

Ratio of net investment income to average net assets(b)	0.64%	0.74%	0.71%	1.03%	1.44%

Portfolio turnover rate(e)	20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Growth Allocation Fund

	Institutional Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.98	$17.86	$15.42	$19.61	$17.86

Net investment income(a)(b)	0.37	0.37	0.32	0.38	0.57

Net realized and unrealized gain (loss)	3.28	2.25	2.43	(3.68)	2.47

Total from investment operations	3.65	2.62	2.75	(3.30)	3.04

Distributions to shareholders from net investment income	(0.61)	(0.69)	(0.31)	(0.63)	(0.77)

Distributions to shareholders from net realized gains	(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	(2.40)	(1.50)	(0.31)	(0.89)	(1.29)

Net asset value, end of year	$20.23	$18.98	$17.86	$15.42	$19.61

Total return(c)	19.27%	14.52%	17.83%	(16.87)%	17.03%

Net assets, end of year (in 000s)	$321,700	$278,471	$211,831	$195,963	$249,377

Ratio of net expenses to average net assets(d)	0.19%	0.19%	0.20%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.25%	0.24%	0.25%	0.24%	0.23%

Ratio of net investment income to average net assets(b)	1.84%	1.89%	1.91%	2.24%	2.88%

Portfolio turnover rate(e)	20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Growth Allocation Fund

	Service Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.94	$17.82	$15.39	$19.56	$17.83

Net investment income(a)(b)	0.26	0.24	0.23	0.29	0.46

Net realized and unrealized gain (loss)	3.27	2.27	2.42	(3.66)	2.46

Total from investment operations	3.53	2.51	2.65	(3.37)	2.92

Distributions to shareholders from net investment income	(0.51)	(0.58)	(0.22)	(0.54)	(0.67)

Distributions to shareholders from net realized gains	(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	(2.30)	(1.39)	(0.22)	(0.80)	(1.19)

Net asset value, end of year	$20.17	$18.94	$17.82	$15.39	$19.56

Total return(c)	18.66%	13.92%	17.23%	(17.27)%	16.41%

Net assets, end of year (in 000s)	$1,935	$1,923	$2,277	$1,764	$2,413

Ratio of net expenses to average net assets(d)	0.69%	0.69%	0.70%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.75%	0.74%	0.75%	0.74%	0.73%

Ratio of net investment income to average net assets(b)	1.28%	1.27%	1.41%	1.70%	2.36%

Portfolio turnover rate(e)	20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Growth Allocation Fund

	Investor Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.66	$17.58	$15.18	$19.29	$17.60

Net investment income(a)(b)	0.34	0.31	0.28	0.34	0.75

Net realized and unrealized gain (loss)	3.22	2.25	2.40	(3.60)	2.21

Total from investment operations	3.56	2.56	2.68	(3.26)	2.96

Distributions to shareholders from net investment income	(0.59)	(0.67)	(0.28)	(0.59)	(0.75)

Distributions to shareholders from net realized gains	(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	(2.38)	(1.48)	(0.28)	(0.85)	(1.27)

Net asset value, end of year	$19.84	$18.66	$17.58	$15.18	$19.29

Total return(c)	19.10%	14.40%	17.67%	(16.92)%	16.86%

Net assets, end of year (in 000s)	$10,058	$9,643	$12,556	$10,006	$13,836

Ratio of net expenses to average net assets(d)	0.30%	0.30%	0.31%	0.31%	0.31%

Ratio of total expenses to average net assets(d)	0.36%	0.35%	0.36%	0.36%	0.35%

Ratio of net investment income to average net assets(b)	1.69%	1.65%	1.73%	2.02%	3.83%

Portfolio turnover rate(e)	20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Growth Allocation Fund

	Class R6 Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.98	$17.87	$15.43	$19.62	$17.87

Net investment income(a)(b)	0.37	0.37	0.32	0.42	0.55

Net realized and unrealized gain (loss)	3.29	2.25	2.43	(3.72)	2.49

Total from investment operations	3.66	2.62	2.75	(3.30)	3.04

Distributions to shareholders from net investment income	(0.61)	(0.70)	(0.31)	(0.63)	(0.77)

Distributions to shareholders from net realized gains	(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	(2.40)	(1.51)	(0.31)	(0.89)	(1.29)

Net asset value, end of year	$20.24	$18.98	$17.87	$15.43	$19.62

Total return(c)	19.27%	14.59%	17.76%	(16.85)%	17.02%

Net assets, end of year (in 000s)	$11,522	$10,009	$8,211	$7,255	$6,263

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.24%	0.23%	0.24%	0.24%	0.22%

Ratio of net investment income to average net assets(b)	1.82%	1.87%	1.92%	2.48%	2.79%

Portfolio turnover rate(e)	20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Growth Allocation Fund

	Class R Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.30	$17.27	$14.93	$19.01	$17.36

Net investment income(a)(b)	0.24	0.24	0.21	0.26	0.44

Net realized and unrealized gain (loss)	3.14	2.18	2.34	(3.56)	2.39

Total from investment operations	3.38	2.42	2.55	(3.30)	2.83

Distributions to shareholders from net investment income	(0.50)	(0.58)	(0.21)	(0.52)	(0.66)

Distributions to shareholders from net realized gains	(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	(2.29)	(1.39)	(0.21)	(0.78)	(1.18)

Net asset value, end of year	$19.39	$18.30	$17.27	$14.93	$19.01

Total return(c)	18.51%	13.85%	17.07%	(17.38)%	16.31%

Net assets, end of year (in 000s)	$8,574	$7,202	$6,350	$5,492	$7,788

Ratio of net expenses to average net assets(d)	0.80%	0.80%	0.81%	0.81%	0.81%

Ratio of total expenses to average net assets(d)	0.86%	0.85%	0.86%	0.86%	0.85%

Ratio of net investment income to average net assets(b)	1.22%	1.26%	1.31%	1.58%	2.31%

Portfolio turnover rate(e)	20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Growth Allocation Fund

	Class P Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.99	$17.87	$15.43	$19.62	$17.87

Net investment income(a)(b)	0.37	0.36	0.32	0.39	0.59

Net realized and unrealized gain (loss)	3.28	2.27	2.43	(3.69)	2.45

Total from investment operations	3.65	2.63	2.75	(3.30)	3.04

Distributions to shareholders from net investment income	(0.61)	(0.70)	(0.31)	(0.63)	(0.77)

Distributions to shareholders from net realized gains	(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	(2.40)	(1.51)	(0.31)	(0.89)	(1.29)

Net asset value, end of year	$20.24	$18.99	$17.87	$15.43	$19.62

Total return(c)	19.27%	14.52%	17.83%	(16.85)%	17.03%

Net assets, end of year (in 000s)	$388,478	$312,750	$270,227	$230,411	$277,169

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.24%	0.23%	0.24%	0.23%	0.22%

Ratio of net investment income to average net assets(b)	1.84%	1.86%	1.93%	2.26%	2.98%

Portfolio turnover rate(e)	20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Moderate Allocation Fund

	Class A Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.43	$14.77	$13.10	$16.35	$15.51

Net investment income(a)(b)	0.28	0.34	0.26	0.28	0.36

Net realized and unrealized gain (loss)	2.10	1.32	1.65	(2.80)	1.53

Total from investment operations	2.38	1.66	1.91	(2.52)	1.89

Distributions to shareholders from net investment income	(0.41)	(0.54)	(0.24)	(0.50)	(0.53)

Distributions to shareholders from net realized gains	(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(1.39)	(1.00)	(0.24)	(0.73)	(1.05)

Net asset value, end of year	$16.42	$15.43	$14.77	$13.10	$16.35

Total return(c)	15.59%	11.14%	14.70%	(15.50)%	12.27%

Net assets, end of year (in 000s)	$251,631	$242,783	$242,239	$228,850	$297,996

Ratio of net expenses to average net assets(d)	0.55%	0.55%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets(d)	0.62%	0.60%	0.61%	0.61%	0.59%

Ratio of net investment income to average net assets	1.75%	2.17%	1.85%	1.94%	2.15%

Portfolio turnover rate(e)	19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Moderate Allocation Fund

	Class C Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$14.93	$14.32	$12.70	$15.88	$15.12

Net investment income(a)(b)	0.16	0.22	0.14	0.15	0.20

Net realized and unrealized gain (loss)	2.02	1.27	1.61	(2.71)	1.53

Total from investment operations	2.18	1.49	1.75	(2.56)	1.73

Distributions to shareholders from net investment income	(0.29)	(0.42)	(0.13)	(0.39)	(0.45)

Distributions to shareholders from net realized gains	(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(1.27)	(0.88)	(0.13)	(0.62)	(0.97)

Net asset value, end of year	$15.84	$14.93	$14.32	$12.70	$15.88

Total return(c)	14.73%	10.31%	13.88%	(16.16)%	11.44%

Net assets, end of year (in 000s)	$5,213	$5,168	$5,857	$6,766	$10,130

Ratio of net expenses to average net assets(d)	1.30%	1.30%	1.31%	1.31%	1.31%

Ratio of total expenses to average net assets(d)	1.37%	1.35%	1.36%	1.36%	1.34%

Ratio of net investment income to average net assets	0.99%	1.43%	1.04%	1.08%	1.23%

Portfolio turnover rate(e)	19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Moderate Allocation Fund

	Institutional Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.49	$14.82	$13.14	$16.40	$15.56

Net investment income(a)(b)	0.36	0.40	0.31	0.33	0.44

Net realized and unrealized gain (loss)	2.07	1.32	1.66	(2.81)	1.52

Total from investment operations	2.43	1.72	1.97	(2.48)	1.96

Distributions to shareholders from net investment income	(0.46)	(0.59)	(0.29)	(0.55)	(0.60)

Distributions to shareholders from net realized gains	(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(1.44)	(1.05)	(0.29)	(0.78)	(1.12)

Net asset value, end of year	$16.48	$15.49	$14.82	$13.14	$16.40

Total return(c)	16.00%	11.56%	15.14%	(15.19)%	12.64%

Net assets, end of year (in 000s)	$480,236	$403,567	$333,697	$331,731	$443,099

Ratio of net expenses to average net assets(d)	0.19%	0.19%	0.20%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.26%	0.24%	0.24%	0.24%	0.23%

Ratio of net investment income to average net assets	2.18%	2.51%	2.20%	2.29%	2.65%

Portfolio turnover rate(e)	19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Moderate Allocation Fund

	Service Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.39	$14.73	$13.06	$16.30	$15.48

Net investment income(a)(b)	0.26	0.32	0.23	0.25	0.34

Net realized and unrealized gain (loss)	2.07	1.32	1.66	(2.78)	1.51

Total from investment operations	2.33	1.64	1.89	(2.53)	1.85

Distributions to shareholders from net investment income	(0.38)	(0.52)	(0.22)	(0.48)	(0.51)

Distributions to shareholders from net realized gains	(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(1.36)	(0.98)	(0.22)	(0.71)	(1.03)

Net asset value, end of year	$16.36	$15.39	$14.73	$13.06	$16.30

Total return(c)	15.40%	11.02%	14.58%	(15.61)%	12.03%

Net assets, end of year (in 000s)	$1,961	$1,896	$1,723	$1,851	$2,755

Ratio of net expenses to average net assets(d)	0.69%	0.69%	0.70%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.76%	0.74%	0.74%	0.74%	0.73%

Ratio of net investment income to average net assets	1.61%	2.05%	1.69%	1.75%	2.07%

Portfolio turnover rate(e)	19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Moderate Allocation Fund

	Investor Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.33	$14.68	$13.02	$16.26	$15.44

Net investment income(a)(b)	0.33	0.35	0.32	0.32	0.41

Net realized and unrealized gain (loss)	2.07	1.33	1.62	(2.80)	1.51

Total from investment operations	2.40	1.68	1.94	(2.48)	1.92

Distributions to shareholders from net investment income	(0.45)	(0.57)	(0.28)	(0.53)	(0.58)

Distributions to shareholders from net realized gains	(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(1.43)	(1.03)	(0.28)	(0.76)	(1.10)

Net asset value, end of year	$16.30	$15.33	$14.68	$13.02	$16.26

Total return(c)	15.84%	11.40%	15.01%	(15.30)%	12.48%

Net assets, end of year (in 000s)	$11,770	$8,412	$13,017	$7,459	$8,948

Ratio of net expenses to average net assets(d)	0.30%	0.30%	0.31%	0.31%	0.31%

Ratio of total expenses to average net assets(d)	0.37%	0.35%	0.36%	0.36%	0.34%

Ratio of net investment income to average net assets	2.02%	2.25%	2.28%	2.24%	2.50%

Portfolio turnover rate(e)	19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Moderate Allocation Fund

	Class R6 Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.48	$14.81	$13.14	$16.40	$15.55

Net investment income(a)(b)	0.40	0.42	0.31	0.43	0.32

Net realized and unrealized gain (loss)	2.05	1.31	1.65	(2.91)	1.64

Total from investment operations	2.45	1.73	1.96	(2.48)	1.96

Distributions to shareholders from net investment income	(0.47)	(0.60)	(0.29)	(0.55)	(0.59)

Distributions to shareholders from net realized gains	(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(1.45)	(1.06)	(0.29)	(0.78)	(1.11)

Net asset value, end of year	$16.48	$15.48	$14.81	$13.14	$16.40

Total return(c)	16.02%	11.58%	15.08%	(15.17)%	12.69%

Net assets, end of year (in 000s)	$6,032	$2,645	$2,201	$2,162	$923

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.25%	0.23%	0.23%	0.23%	0.22%

Ratio of net investment income to average net assets	2.46%	2.69%	2.23%	3.02%	1.94%

Portfolio turnover rate(e)	19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Moderate Allocation Fund

	Class R Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.27	$14.62	$12.97	$16.20	$15.39

Net investment income(a)(b)	0.24	0.30	0.21	0.25	0.31

Net realized and unrealized gain (loss)	2.07	1.31	1.64	(2.79)	1.52

Total from investment operations	2.31	1.61	1.85	(2.54)	1.83

Distributions to shareholders from net investment income	(0.37)	(0.50)	(0.20)	(0.46)	(0.50)

Distributions to shareholders from net realized gains	(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(1.35)	(0.96)	(0.20)	(0.69)	(1.02)

Net asset value, end of year	$16.23	$15.27	$14.62	$12.97	$16.20

Total return(c)	15.28%	10.92%	14.39%	(15.73)%	11.94%

Net assets, end of year (in 000s)	$4,656	$4,259	$4,230	$4,346	$5,579

Ratio of net expenses to average net assets(d)	0.80%	0.80%	0.81%	0.81%	0.81%

Ratio of total expenses to average net assets(d)	0.87%	0.85%	0.86%	0.86%	0.84%

Ratio of net investment income to average net assets	1.51%	1.92%	1.57%	1.75%	1.87%

Portfolio turnover rate(e)	19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Moderate Allocation Fund

	Class P Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.48	$14.81	$13.13	$16.39	$15.55

Net investment income(a)(b)	0.35	0.41	0.31	0.34	0.44

Net realized and unrealized gain (loss)	2.09	1.32	1.66	(2.82)	1.52

Total from investment operations	2.44	1.73	1.97	(2.48)	1.96

Distributions to shareholders from net investment income	(0.47)	(0.60)	(0.29)	(0.55)	(0.60)

Distributions to shareholders from net realized gains	(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(1.45)	(1.06)	(0.29)	(0.78)	(1.12)

Net asset value, end of year	$16.47	$15.48	$14.81	$13.13	$16.39

Total return(c)	15.95%	11.58%	15.17%	(15.19)%	12.66%

Net assets, end of year (in 000s)	$303,455	$261,073	$238,157	$218,480	$260,202

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.25%	0.23%	0.23%	0.23%	0.22%

Ratio of net investment income to average net assets	2.14%	2.57%	2.23%	2.38%	2.62%

Portfolio turnover rate(e)	19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements December 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Funds	A, C, Institutional, Service, Investor, R6, R, P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

The Goldman Sachs Conservative Allocation Fund, Goldman Sachs Growth Allocation Fund and Goldman Sachs Moderate Allocation Fund are expected to invest primarily in a combination of domestic and international equity, fixed income and alternative asset underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Dynamic Global Equity Fund is expected to invest in a diversified portfolio of global equity asset classes. Such investments may include Underlying Funds, futures, forwards, options, swaps and other instruments with similar economic exposures.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Funds and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

65

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Conservative Allocation Fund	Quarterly	Annually

Dynamic Global Equity Fund	Annually	Annually

Growth Allocation Fund	Annually	Annually

Moderate Allocation Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  In-Kind Transactions — The Funds may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s valuation procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Fund’s prospectus.

66

GOLDMAN SACHS FUND OF FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Funds, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the fund investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

67

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty

68

GOLDMAN SACHS FUND OF FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

69

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2025:

CONSERVATIVE ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$581,551,358	$—	$—

Investment Company	7,627,610	—	—

Total	$589,178,968	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$106,113	$—

Futures Contracts(a)	33,486	—	—

Purchased Option Contracts	2,048,488	437,318	—

Total	$2,081,974	$543,431	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(193,842)	$—

Futures Contracts(a)	(426,043)	—	—

Credit Default Swap Contracts(a)	—	(11,992)	—

Total Return Swap Contracts(a)	—	(10,364)	—

Written Option Contracts	(110,822)	(131,734)	—

Total	$(536,865)	$(347,932)	$—

(a)	Amount shown represents unrealized gain (loss) as of fiscal year-end.

DYNAMIC GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$413,095,069	$—	$—

Investment Company	10,253,559	—	—

Total	$423,348,628	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$43,451	$—

Futures Contracts(a)	46,598	—	—

Purchased Option Contracts	2,220,476	371,078	—

Total	$2,267,074	$414,529	$—

70

GOLDMAN SACHS FUND OF FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

DYNAMIC GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(64,168)	$—

Futures Contracts(a)	(564,059)	—	—

Written Option Contracts	(123,673)	—	—

Total	$(687,732)	$(64,168)	$—

(a)	Amount shown represents unrealized gain (loss) as of fiscal year-end.

GROWTH ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$1,047,225,549	$—	$—

Investment Company	18,508,106	—	—

Total	$1,065,733,655	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$197,949	$—

Futures Contracts(a)	54,030	—	—

Purchased Option Contracts	5,234,513	812,375	—

Total	$5,288,543	$1,010,324	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(353,921)	$—

Futures Contracts(a)	(631,002)	—	—

Credit Default Swap Contracts(a)	—	(22,012)	—

Total Return Swap Contracts(a)	—	(18,511)	—

Written Option Contracts	(241,878)	(232,938)	—

Total	$(872,880)	$(627,382)	$—

(a)	Amount shown represents unrealized gain (loss) as of fiscal year-end.

MODERATE ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$1,012,204,735	$—	$—

Investment Company	17,730,647	—	—

Total	$1,029,935,382	$—	$—

71

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MODERATE ALLOCATION FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$187,075	$—

Futures Contracts(a)	54,921	—	—

Purchased Option Contracts	4,721,665	763,369	—

Total	$4,776,586	$950,444	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(332,912)	$—

Futures Contracts(a)	(761,527)	—	—

Credit Default Swap Contracts(a)	—	(21,145)	—

Total Return Swap Contracts(a)	—	(17,968)	—

Written Option Contracts	(182,775)	(226,693)	—

Total	$(944,302)	$(598,718)	$—

(a)	Amount shown represents unrealized gain (loss) as of fiscal year-end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Conservative Allocation Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Variation margin on swap contracts	$(11,992	)(a)

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	435,380		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(196,232)

Equity	Variation margin on futures contracts; Purchased options, at value	141,537	(b)	Payable for unrealized loss swap contracts; Variation margin on futures contracts; Written options, at value	(676,573	)(b)

Interest rate	Purchased options, at value	2,048,488		—	—

Total		$2,625,405			$(884,797)

72

GOLDMAN SACHS FUND OF FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Global Equity Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	$414,529		Payable for unrealized loss on forward foreign currency exchange contracts	$(64,168)

Equity	Variation margin on futures contracts	46,598	(a)	Variation margin on futures contracts; Written options, at value	(687,732	)(a)

Interest rate	Purchased options, at value	2,220,476		—	—

Total		$2,681,603			$(751,900)

Growth Allocation Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Variation margin on swaps contracts	$(22,012	)(a)

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	819,411		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(358,324)

Equity	Variation margin on futures contracts; Purchased options, at value	244,943	(b)	Payable for unrealized loss swap contracts; Variation margin on futures contracts; Written options, at value	(1,119,926	)(b)

Interest rate	Purchased options, at value	5,234,513		—	—

Total		$6,298,867			$(1,500,262)

Moderate Allocation Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Variation margin on swap contracts	$(21,145	)(a)

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	764,573		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(337,105)

Equity	Variation margin on futures contracts; Purchased options, at value	240,792	(b)	Payable for unrealized loss swap contracts; Variation margin on futures contracts; Written options, at value	(1,184,770	)(b)

Interest rate	Purchased options, at value	4,721,665		—	—

Total		$5,727,030			$(1,543,020)

(a)

Aggregate of amounts include $10,364, $18,511 and $17,968 for the Conservative Allocation, Growth Allocation and Moderate Allocation Funds’, respectively, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, a Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which a Fund is entitled to a full return.

(b)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of December 31, 2025 is reported within the Statements of Assets and Liabilities.

73

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended December 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Conservative Allocation Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ (240,555)	$ (11,992)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options and written options	(2,451,569)	(1,824,885)

Equity	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	4,139,586	425,761

Interest rate	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	(2,048,653)	1,457,385

Total		$ (601,191)	$ 46,269

Dynamic Global Equity Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts and purchased options	$(1,570,022)	$ (592,238)

Equity	Net realized gain (loss) from futures contracts and written option contracts/Net change in unrealized gain (loss) on futures contracts and written option contracts	5,738,182	1,354,175

Interest rate	Net realized gain (loss) from purchased options/Net change in unrealized gain (loss) on purchased options	(1,395,558)	985,408

Total		$ 2,772,602	$ 1,747,345

74

GOLDMAN SACHS FUND OF FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Growth Allocation Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ (394,765)	$ (22,012)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options and written options	(3,969,642)	(3,031,060)

Equity	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	5,388,062	853,451

Interest rate	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	(3,852,613)	2,717,487

Total		$(2,828,958)	$ 517,866

Moderate Allocation Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ (401,601)	$ (21,145)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options, written options and swap contracts	(3,815,276)	(2,864,179)

Equity	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures contracts, Purchased options, written options and swap contracts	7,702,737	634,295

Interest rate	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	(3,630,905)	2,419,893

Total		$ (145,045)	$ 168,864

75

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended December 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Conservative Allocation Fund	257	$44,101,875	$7,307,868	70,731,726	$4,470,782	336,652	$6,315,029

Dynamic Global Equity Fund	233	17,187,270	—	65,891,495	—	10,242	—

Growth Allocation Fund	424	75,357,394	12,750,642	131,347,431	7,357,894	606,994	10,642,169

Moderate Allocation Fund	442	70,128,291	12,423,993	124,212,956	7,377,768	582,396	10,472,566

(a)

Amounts disclosed represent the average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of the volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended December 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of average daily net assets of 0.15% for each of the Funds.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

76

GOLDMAN SACHS FUND OF FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended December 31, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Conservative Allocation Fund	$ 5,077	$287

Dynamic Global Equity Fund	4,337	719

Growth Allocation Fund	9,103	677

Moderate Allocation Fund	10,772	618

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004% for each Fund. These Other Expense limitations will remain in place through at least April 30, 2026 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended December 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Conservative Allocation Fund	$1,039	$517,105	$518,144

Dynamic Global Equity Fund	2,125	537,693	539,818

Growth Allocation Fund	5,222	572,470	577,692

Moderate Allocation Fund	2,352	603,648	606,000

77

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Line of Credit Facility — As of December 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — The Funds invest primarily in Class R6 Shares of the Underlying Funds (except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these Underlying Funds for the fiscal year ended December 31, 2025 (in thousands):

  Conservative Allocation Fund

Underlying Fund	Market Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income	Capital Gain Distributions

Goldman Sachs Access Investment Grade Corporate Bond ETF	$ 81,153	$ 28,360	$ (45,897)	$(3,117)	$ 3,559	$ 64,058	1,385	$ 2,460	$ —

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	2,107	—	(563)	83	417	2,044	49	47	—

Goldman Sachs ActiveBeta International Equity ETF	4,497	1,085	(1,943)	240	1,156	5,035	117	168	—

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	7,889	—	(621)	384	752	8,404	63	87	—

Goldman Sachs Emerging Markets Debt Fund — Class R6	6,942	4,828	(1,300)	(52)	563	10,981	1,059	427	—

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	11,989	2,593	(3,700)	313	3,065	14,260	1,278	293	—

Goldman Sachs Energy Infrastructure Fund — Class R6	306	30	—	—	(14)	322	25	12	19

Goldman Sachs Financial Square Government Fund — Institutional Shares	5,875	154,481	(152,728)	—	—	7,628	7,628	412	—

Goldman Sachs Global Core Fixed Income Fund — Class R6	190,791	66,614	(30,700)	(4,016)	8,868	231,557	20,170	7,465	—

Goldman Sachs Global Infrastructure Fund — Class R6	5,134	372	—	—	429	5,935	460	126	245

78

GOLDMAN SACHS FUND OF FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

  Conservative Allocation Fund (continued)

Underlying Fund	Market Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income	Capital Gain Distributions

Goldman Sachs Global Real Estate Securities Fund — Class R6	$ 6,382	$ —	$ (6,594)	$ 239	$ (27)	$ —	—	$ —	$ —

Goldman Sachs High Yield Floating Rate Fund — Class R6	4,275	2,309	—	—	(168)	6,416	747	409	—

Goldman Sachs High Yield Fund — Class R6	5,527	2,375	—	—	96	7,998	1,398	375	—

Goldman Sachs Inflation Protected Securities Fund — Class R6	16,739	1,370	—	—	406	18,515	1,929	770	—

Goldman Sachs International Equity Insights Fund — Class R6	29,233	5,812	(10,380)	695	7,397	32,757	1,805	556	1,756

Goldman Sachs International Small Cap Insights Fund — Class R6	4,289	387	(900)	207	1,123	5,106	315	159	229

Goldman Sachs Large Cap Growth Insights Fund — Class R6	33,955	6,054	(6,700)	(202)	3,027	36,134	989	—	2,454

Goldman Sachs Large Cap Value Insights Fund — Class R6	32,876	3,603	(2,500)	(350)	2,679	36,308	1,466	457	2,145

Goldman Sachs Managed Futures Strategy Fund — Class R6	8,299	—	(2,200)	(552)	334	5,881	626	—	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	9,461	—	(1,676)	291	2,495	10,571	188	267	—

Goldman Sachs MarketBeta International Equity ETF	21,997	2,827	(4,954)	648	5,494	26,012	375	720	—

Goldman Sachs MarketBeta U.S. Equity ETF	34,753	3,864	(9,146)	1,891	3,130	34,492	365	389	—

Goldman Sachs Small Cap Equity Insights Fund — Class R6	6,351	707	—	—	282	7,340	252	54	653

Total	$530,820	$287,671	$(282,502)	$(3,298)	$45,063	$577,754		$15,653	$7,501

79

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

  Dynamic Global Equity Fund

Underlying Fund	Beginning Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income	Capital Gain Distributions

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$ 8,961	$ 1,396	$ (6,657)	$ 423	$ 598	$ 4,721	113	$ 109	$ —

Goldman Sachs ActiveBeta International Equity ETF	19,391	2,519	(15,422)	3,454	(1,240)	8,702	203	227	—

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	60,842	2,093	(48,526)	29,057	(25,517)	17,949	136	182	—

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	9,994	15,119	(3,270)	87	6,488	28,418	2,546	619	—

Goldman Sachs Financial Square Government Fund — Institutional Shares	14,131	113,669	(117,547)	—	—	10,253	10,254	550	—

Goldman Sachs Global Infrastructure Fund — Class R6	5,373	1,418	(500)	30	404	6,725	521	142	277

Goldman Sachs Global Real Estate Securities Fund — Class R6	6,015	—	(6,217)	151	51	—	—	—	—

Goldman Sachs International Equity Insights Fund — Class R6	23,729	25,365	(7,600)	277	10,955	52,726	2,905	894	2,965

Goldman Sachs International Small Cap Insights Fund — Class R6	2,830	821	(500)	135	946	4,232	261	132	189

Goldman Sachs Large Cap Growth Insights Fund — Class R6	38,720	41,288	(11,100)	(285)	4,162	72,785	1,992	—	5,088

Goldman Sachs Large Cap Value Insights Fund — Class R6	36,714	35,940	(2,700)	(146)	3,752	73,560	2,970	895	4,345

Goldman Sachs MarketBeta Emerging Markets Equity ETF	17,933	—	(963)	(102)	5,106	21,974	390	556	—

Goldman Sachs MarketBeta International Equity ETF	38,719	6,457	(18,868)	734	7,365	34,407	496	957	—

Goldman Sachs MarketBeta U.S. Equity ETF	70,083	6,469	(13,959)	2,038	8,106	72,737	771	743	—

80

GOLDMAN SACHS FUND OF FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

  Dynamic Global Equity Fund (continued)

Underlying Fund	Beginning Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income	Capital Gain Distributions

Goldman Sachs Small Cap Equity Insights Fund — Class R6	$ 3,823	$ 2,197	$ —	$ —	$ 178	$ 6,198	213	$ 46	$ 552

Total	$357,258	$254,751	$(253,829)	$35,853	$21,354	$415,387		$6,052	$13,416

  Growth Allocation Fund

Underlying Fund	Market Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income	Capital Gain Distributions

Goldman Sachs Access Investment Grade Corporate Bond ETF	$ 81,510	$ 10,039	$ (43,288)	$(1,216)	$2,369	$ 49,414	1,068	$ 2,579	$ —

Goldman Sachs Access U.S. Aggregate Bond ETF	—	45,195	—	—	484	45,679	1,100	1,232	—

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	6,296	—	—	—	1,914	8,210	197	189	—

Goldman Sachs ActiveBeta International Equity ETF	20,472	3,048	(3,076)	210	5,293	25,947	604	645	—

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	37,881	3,348	(3,520)	1,138	4,705	43,552	329	441	—

Goldman Sachs Emerging Markets Debt Fund — Class R6	34,361	4,430	(3,000)	(169)	2,864	38,486	3,711	2,090	—

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	40,315	9,424	(9,500)	102	11,201	51,542	4,618	1,124	—

Goldman Sachs Energy Infrastructure Fund — Class R6	307	30	—	—	(14)	323	25	12	19

Goldman Sachs Financial Square Government Fund — Institutional Shares	14,284	255,071	(250,847)	—	—	18,508	18,508	695	—

Goldman Sachs Global Infrastructure Fund — Class R6	9,634	3,968	(5,800)	(195)	1,098	8,705	674	208	359

Goldman Sachs Global Real Estate Securities Fund — Class R6	11,566	—	(11,949)	181	202	—	—	—	—

81

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

  Growth Allocation Fund (continued)

Underlying Fund	Market Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income	Capital Gain Distributions

Goldman Sachs High Yield Floating Rate Fund — Class R6	$ 6,871	$ 4,652	$ —	$ —	$ (265)	$ 11,258	1,311	$ 652	$ —

Goldman Sachs High Yield Fund — Class R6	9,731	658	—	—	170	10,559	1,846	658	—

Goldman Sachs International Equity Insights Fund — Class R6	104,186	26,483	(47,500)	3,687	25,470	112,326	6,189	2,058	6,822

Goldman Sachs International Small Cap Insights Fund — Class R6	8,544	846	(1,000)	245	2,492	11,127	686	347	498

Goldman Sachs Large Cap Growth Insights Fund — Class R6	121,073	25,525	(18,400)	(1,504)	10,990	137,684	3,769	—	9,624

Goldman Sachs Large Cap Value Insights Fund — Class R6	119,209	11,743	(3,000)	(488)	8,955	136,419	5,507	1,686	8,058

Goldman Sachs Managed Futures Strategy Fund — Class R6	14,184	—	(3,900)	(1,002)	613	9,895	1,054	—	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	32,185	—	(6,036)	1,198	7,857	35,204	625	890	—

Goldman Sachs MarketBeta International Equity ETF	81,559	4,599	(15,169)	1,552	19,450	91,991	1,327	2,591	—

Goldman Sachs MarketBeta U.S. Equity ETF	167,271	16,928	(24,418)	2,920	21,212	183,913	1,948	1,908	—

Goldman Sachs Small Cap Equity Insights Fund — Class R6	12,979	3,113	—	—	647	16,739	574	123	1,490

Total	$934,418	$429,100	$(450,403)	$6,659	$127,707	$1,047,481		$20,128	$26,870

  Moderate Allocation Fund

Underlying Fund	Market Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income	Capital Gain Distributions

Goldman Sachs Access Investment Grade Corporate Bond ETF	$ 80,873	$ 23,033	$ (62,810)	$(5,705)	$ 5,810	$ 41,201	891	$ 1,750	$ —

82

GOLDMAN SACHS FUND OF FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

  Moderate Allocation Fund (continued)

Underlying Fund	Market Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income	Capital Gain Distributions

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$ 4,180	$ —	$ —	$ —	$ 1,270	$ 5,450	131	$ 126	$ —

Goldman Sachs ActiveBeta International Equity ETF	14,560	—	(3,805)	481	3,447	14,683	342	450	—

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	25,699	—	—	—	3,836	29,535	223	295	—

Goldman Sachs Emerging Markets Debt Fund — Class R6	23,491	6,840	(3,500)	(18)	2,077	28,890	2,786	1,540	—

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	29,549	3,762	(6,700)	296	8,061	34,968	3,133	762	—

Goldman Sachs Energy Infrastructure Fund — Class R6	355	35	—	—	(16)	374	29	14	22

Goldman Sachs Financial Square Government Fund — Institutional Shares	12,675	194,953	(189,897)	—	—	17,731	17,731	603	—

Goldman Sachs Global Core Fixed Income Fund — Class R6	170,685	88,773	(20,600)	(2,583)	7,459	243,734	21,231	7,432	—

Goldman Sachs Global Infrastructure Fund — Class R6	8,709	630	—	—	728	10,067	780	214	415

Goldman Sachs Global Real Estate Securities Fund — Class R6	11,087	—	(11,455)	190	178	—	—	—	—

Goldman Sachs High Yield Floating Rate Fund — Class R6	6,847	3,439	—	—	(262)	10,024	1,167	639	—

Goldman Sachs High Yield Fund — Class R6	9,002	2,414	—	—	160	11,576	2,024	614	—

Goldman Sachs Inflation Protected Securities Fund — Class R6	26,527	2,782	—	—	693	30,002	3,125	1,282	—

Goldman Sachs International Equity Insights Fund — Class R6	77,689	8,556	(23,150)	1,356	20,445	84,896	4,677	1,499	5,055

83

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

  Moderate Allocation Fund (continued)

Underlying Fund	Market Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income	Capital Gain Distributions

Goldman Sachs International Small Cap Insights Fund — Class R6	$ 6,145	$ 585	$ (1,000)	$ 272	$ 1,698	$ 7,700	474	$ 240	$ 345

Goldman Sachs Large Cap Growth Insights Fund — Class R6	89,052	21,063	(16,800)	(232)	7,667	100,750	2,758	—	6,863

Goldman Sachs Large Cap Value Insights Fund — Class R6	88,718	8,174	(2,900)	(409)	6,713	100,296	4,049	1,250	5,924

Goldman Sachs Managed Futures Strategy Fund — Class R6	13,756	—	(3,800)	(1,003)	623	9,576	1,020	—	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	23,489	—	(3,570)	918	6,064	26,901	478	680	—

Goldman Sachs MarketBeta International Equity ETF	58,545	4,762	(6,978)	687	15,306	72,322	1,043	1,894	—

Goldman Sachs MarketBeta U.S. Equity ETF	107,418	7,877	(13,820)	2,610	14,383	118,468	1,255	1,269	—

Goldman Sachs Small Cap Equity Insights Fund — Class R6	9,738	1,084	—	—	432	11,254	386	83	1,002

Total	$898,789	$378,762	$(370,785)	$(3,140)	$106,772	$1,010,398		$22,636	$19,626

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2025, were as follows:

Fund	Purchases	Sales

Conservative Allocation Fund	$144,416,691	$129,771,528

Dynamic Global Equity Fund	149,745,588	138,172,081

Growth Allocation Fund	189,530,295	202,297,624

Moderate Allocation Fund	200,863,916	180,888,007

84

GOLDMAN SACHS FUND OF FUNDS

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

	Conservative Allocation	Dynamic Global Equity	Growth Allocation	Moderate Allocation

Distributions paid from:

Ordinary income	$19,102,871	$14,766,494	$ 36,698,019	$29,899,281

Net long-term capital gains	15,774,283	42,750,141	81,420,204	56,612,707

Total taxable distributions	$34,877,154	$57,516,635	$118,118,223	$86,511,988

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Conservative Allocation	Dynamic Global Equity	Growth Allocation	Moderate Allocation

Distributions paid from:

Ordinary income	$21,629,727	$14,952,294	$33,411,659	$34,531,407

Net long-term capital gains	—	16,808,376	37,856,924	24,398,910

Total taxable distributions	$21,629,727	$31,760,670	$71,268,583	$58,930,317

As of December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Conservative Allocation	Dynamic Global Equity	Growth Allocation	Moderate Allocation

Undistributed ordinary income — net	$619,773	$1,819,034	$144,163	$3,507,026

Undistributed long-term capital gains	3,010,600	6,370,459	14,961,126	9,583,143

Total Undistributed Earnings	$3,630,373	$8,189,493	$15,105,289	$13,090,169

Timing differences (Qualified Late Year Loss Deferral, Dividends Payable as of Current FYE and Straddles)	$(334,144)	$(322,803)	$(601,037)	$(533,398)

Unrealized gains (loss) — net	47,046,881	92,806,590	220,017,436	153,271,192

Total accumulated earnings (loss) net	$50,343,110	$100,673,280	$234,521,688	$165,827,963

As of December 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Conservative Allocation	Dynamic Global Equity	Growth Allocation	Moderate Allocation

Tax Cost	$544,089,753	$332,626,416	$850,927,162	$881,182,781

Gross unrealized gain	52,373,552	94,073,857	223,199,184	156,444,102

Gross unrealized loss	(5,326,671)	(1,267,267)	(3,181,748)	(3,172,910)

Net unrealized gain	$47,046,881	$92,806,590	$220,017,436	$153,271,192

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

85

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Expenses Risk — By investing in the Underlying Funds indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Funds’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Funds are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund or an Underlying Fund to sell fund securities at times when it would not otherwise do so, which may negatively impact a Fund’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s or the Underlying Fund’s expense ratio. Similarly, large Fund or Underlying Fund share purchases may adversely affect a Fund’s or an Underlying Fund’s performance to the extent that the Fund or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Fund and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain

86

GOLDMAN SACHS FUND OF FUNDS

8. OTHER RISKS (continued)

disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and/or an Underlying Fund and their investments. Additionally, a Fund and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund and the Underlying Fund have unsettled or open transactions defaults.

Temporary Investments Risk — Although the Funds normally seek to remain substantially invested in the Underlying Funds, the Funds may invest a portion of their assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, the Funds may invest without limitation in short-term obligations. When the Funds’ assets are invested in such investments, the Funds may not be achieving their investment objective.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

At a meeting held on December 9-10, 2025, the Trustees approved changes to the names, principal investment strategies and blended benchmark index names of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, and Goldman Sachs Growth Strategy Portfolio. Effective after the close of business on February 13, 2026, the Goldman Sachs Balanced Strategy Portfolio’s name changed to the “Goldman Sachs Conservative Allocation Fund,” the Goldman Sachs Growth and Income Strategy Portfolio’s name changed to the “Goldman Sachs Moderate Allocation Fund,” and the Goldman Sachs Growth Strategy Portfolio’s name changed to the “Goldman Sachs Growth Allocation Fund.” Each Fund’s investment objective has remained the same.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

87

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Conservative Allocation Fund

	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	317,900	$3,961,847	370,417	$4,436,865

Reinvestment of distributions	353,571	4,445,168	243,154	2,937,842

Shares redeemed	(1,167,521)	(14,486,525)	(1,285,708)	(15,379,646)

	(496,050)	(6,079,510)	(672,137)	(8,004,939)

Class C Shares

Shares sold	29,209	370,512	30,125	361,821

Reinvestment of distributions	9,999	126,217	6,037	73,103

Shares redeemed	(47,315)	(589,899)	(68,810)	(826,108)

	(8,107)	(93,170)	(32,648)	(391,184)

Institutional Shares

Shares sold	8,981,762	112,355,314	7,966,091	95,860,019

Reinvestment of distributions	2,052,373	25,810,561	1,312,982	15,864,105

Shares redeemed	(8,904,264)	(111,260,607)	(8,767,996)	(104,947,898)

	2,129,871	26,905,268	511,077	6,776,226

Service Shares

Shares sold	524	6,901	820	10,037

Reinvestment of distributions	59	757	20	246

Shares redeemed	(6)	(69)	(8,855)	(106,621)

	577	7,589	(8,015)	(96,338)

Investor Shares

Shares sold	47,836	606,207	61,366	723,674

Reinvestment of distributions	11,638	145,443	9,494	114,172

Shares redeemed	(101,392)	(1,242,684)	(96,411)	(1,158,340)

	(41,918)	(491,034)	(25,551)	(320,494)

Class R6 Shares

Shares sold	80,344	1,039,987	5,603	69,439

Reinvestment of distributions	11,814	148,950	6,695	80,965

Shares redeemed	(39,425)	(488,063)	(35,413)	(418,935)

	52,733	700,874	(23,115)	(268,531)

Class R Shares

Shares sold	112,713	1,424,626	78,888	958,497

Reinvestment of distributions	48,218	603,965	27,508	330,573

Shares redeemed	(46,974)	(591,679)	(235,506)	(2,812,548)

	113,957	1,436,912	(129,110)	(1,523,478)

Class P Shares

Shares sold	694,545	8,553,952	862,926	10,554,443

Reinvestment of distributions	264,151	3,323,767	169,691	2,050,870

Shares redeemed	(660,825)	(8,198,135)	(1,450,526)	(17,470,342)

	297,871	3,679,584	(417,909)	(4,865,029)

NET INCREASE (DECREASE)	2,048,934	$26,066,513	(797,408)	$(8,693,767)

88

GOLDMAN SACHS FUND OF FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Dynamic Global Equity Fund

	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	340,780	$7,736,489	265,828	$5,861,215

Reinvestment of distributions	943,385	21,694,957	575,228	12,922,400

Shares redeemed	(1,142,153)	(26,124,580)	(987,571)	(21,642,491)

	142,012	3,306,866	(146,515)	(2,858,876)

Class C Shares

Shares sold	50,269	1,124,724	24,923	520,706

Reinvestment of distributions	43,352	947,271	23,492	507,497

Shares redeemed	(53,119)	(1,150,112)	(78,276)	(1,654,335)

	40,502	921,883	(29,861)	(626,132)

Institutional Shares

Shares sold	79,352	1,870,510	94,781	2,059,848

Reinvestment of distributions	110,039	2,589,990	62,176	1,422,127

Shares redeemed	(87,046)	(2,008,608)	(207,298)	(4,721,754)

	102,345	2,451,892	(50,341)	(1,239,779)

Service Shares

Shares sold	40	956	52	1,139

Reinvestment of distributions	969	22,253	794	17,828

Shares redeemed	(3,894)	(83,922)	(1,149)	(25,098)

	(2,885)	(60,713)	(303)	(6,131)

Investor Shares

Shares sold	155,931	3,309,100	93,901	2,056,980

Reinvestment of distributions	51,754	1,166,046	23,385	515,083

Shares redeemed	(95,873)	(2,155,511)	(126,858)	(2,904,701)

	111,812	2,319,635	(9,572)	(332,638)

Class R6 Shares

Shares sold	29,117	682,243	25,913	589,596

Reinvestment of distributions	7,921	187,149	13,733	314,975

Shares redeemed	(142,133)	(3,151,916)	(70,429)	(1,565,599)

	(105,095)	(2,282,524)	(30,783)	(661,028)

Class R Shares

Shares sold	30,954	699,865	21,841	471,412

Reinvestment of distributions	35,940	812,623	23,727	525,970

Shares redeemed	(89,705)	(2,124,300)	(41,594)	(875,423)

	(22,811)	(611,812)	3,974	121,959

Class P Shares

Shares sold	877,109	20,237,943	1,065,835	24,226,545

Reinvestment of distributions	1,207,674	28,461,946	637,474	14,588,753

Shares redeemed	(570,383)	(13,408,571)	(411,095)	(8,869,560)

	1,514,400	35,291,318	1,292,214	29,945,738

NET INCREASE	1,780,280	$41,336,545	1,028,813	$24,343,113

89

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) December 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Allocation Fund

	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	721,680	$14,421,226	678,978	$13,243,307

Reinvestment of distributions	1,745,220	35,930,768	1,149,640	22,723,233

Shares redeemed	(2,398,191)	(48,312,866)	(2,194,936)	(42,722,417)

	68,709	2,039,128	(366,318)	(6,755,877)

Class C Shares

Shares sold	62,070	1,295,780	108,520	2,084,900

Reinvestment of distributions	56,448	1,195,104	38,530	785,085

Shares redeemed	(187,069)	(3,872,026)	(158,922)	(3,199,813)

	(68,551)	(1,381,142)	(11,872)	(329,828)

Institutional Shares

Shares sold	4,001,612	82,781,363	4,222,214	82,565,108

Reinvestment of distributions	1,595,508	32,897,107	1,031,657	20,369,560

Shares redeemed	(4,367,827)	(87,872,808)	(2,440,927)	(47,806,279)

	1,229,293	27,805,662	2,812,944	55,128,389

Service Shares

Shares sold	6,326	125,274	6,194	119,121

Reinvestment of distributions	3,159	64,796	2,013	39,688

Shares redeemed	(15,122)	(300,631)	(34,464)	(677,664)

	(5,637)	(110,561)	(26,257)	(518,855)

Investor Shares

Shares sold	241,518	4,611,657	156,984	3,016,100

Reinvestment of distributions	56,564	1,143,978	37,749	733,133

Shares redeemed	(308,108)	(6,139,562)	(392,148)	(7,350,981)

	(10,026)	(383,927)	(197,415)	(3,601,748)

Class R6 Shares

Shares sold	301,265	6,178,910	114,151	2,234,079

Reinvestment of distributions	54,440	1,122,712	35,645	704,133

Shares redeemed	(313,626)	(6,505,561)	(82,159)	(1,618,354)

	42,079	796,061	67,637	1,319,858

Class R Shares

Shares sold	47,293	909,717	79,579	1,488,146

Reinvestment of distributions	46,798	922,815	27,700	527,750

Shares redeemed	(45,600)	(861,868)	(81,315)	(1,497,477)

	48,491	970,664	25,964	518,419

Class P Shares

Shares sold	1,868,318	38,315,424	1,339,721	25,749,804

Reinvestment of distributions	2,031,661	41,917,017	1,188,228	23,479,850

Shares redeemed	(1,178,716)	(23,561,530)	(1,180,033)	(23,048,954)

	2,721,263	56,670,911	1,347,916	26,180,700

NET INCREASE	4,025,621	$86,406,796	3,652,599	$71,941,058

90

GOLDMAN SACHS FUND OF FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Moderate Allocation Fund

	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	500,375	$8,111,734	592,197	$9,412,665

Reinvestment of distributions	1,172,820	19,243,759	903,407	14,389,115

Shares redeemed	(2,079,513)	(33,585,910)	(2,165,413)	(34,066,796)

	(406,318)	(6,230,417)	(669,809)	(10,265,016)

Class C Shares

Shares sold	44,831	704,568	48,939	753,496

Reinvestment of distributions	25,094	397,428	19,283	297,382

Shares redeemed	(86,893)	(1,336,297)	(131,168)	(1,992,787)

	(16,968)	(234,301)	(62,946)	(941,909)

Institutional Shares

Shares sold	7,945,147	130,292,577	6,746,801	106,349,827

Reinvestment of distributions	2,349,046	38,713,793	1,578,144	25,212,765

Shares redeemed	(7,219,101)	(117,017,367)	(4,787,782)	(75,767,782)

	3,075,092	51,989,003	3,537,163	55,794,810

Service Shares

Shares sold	14,679	232,632	12,159	188,311

Reinvestment of distributions	1,518	24,843	1,144	18,168

Shares redeemed	(19,584)	(310,151)	(7,084)	(111,607)

	(3,387)	(52,676)	6,219	94,872

Investor Shares

Shares sold	503,246	7,840,431	95,410	1,488,988

Reinvestment of distributions	61,655	1,004,811	36,819	582,259

Shares redeemed	(391,599)	(6,294,794)	(470,472)	(7,313,923)

	173,302	2,550,448	(338,243)	(5,242,676)

Class R6 Shares

Shares sold	250,784	4,327,828	62,472	998,759

Reinvestment of distributions	26,162	432,335	10,599	169,380

Shares redeemed	(81,649)	(1,331,882)	(50,847)	(784,486)

	195,297	3,428,281	22,224	383,653

Class R Shares

Shares sold	23,681	376,162	31,905	497,141

Reinvestment of distributions	22,438	364,174	17,231	271,651

Shares redeemed	(38,146)	(622,979)	(59,461)	(917,112)

	7,973	117,357	(10,325)	(148,320)

Class P Shares

Shares sold	1,223,257	19,861,943	1,235,441	19,575,122

Reinvestment of distributions	1,519,015	25,020,769	1,062,772	16,974,710

Shares redeemed	(1,188,277)	(19,102,753)	(1,512,445)	(23,415,708)

	1,553,995	25,779,959	785,768	13,134,124

NET INCREASE	4,578,986	$77,347,654	3,270,051	$52,809,538

91

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Growth Allocation Fund and Goldman Sachs Moderate Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Growth Allocation Fund and Goldman Sachs Moderate Allocation Fund (four of the Funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

92

Goldman Sachs Fund of Funds – Tax Information (unaudited)

For the year ended December 31, 2025, 6.51%, 14.94%, 10.91% and 15.17% of the dividends paid from net investment company taxable income by the Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Moderate Allocation Fund, and Goldman Sachs Growth Allocation Fund, respectively, qualified for the dividends received deduction available to corporations.

For the year ended December 31, 2025, each Fund has elected to pass through a credit for taxes paid to foreign jurisdictions. The total amount of income received by the Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Moderate Allocation Fund, and Goldman Sachs Growth Allocation Fund from sources within foreign countries and possessions of the United States was $0.0580, $0.2372, $0.1149 and $0.1884 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid by the Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Moderate Allocation Fund, and Goldman Sachs Growth Allocation Fund during the year from foreign sources was 12.59%, 24.27%, 20.21% and 24.31%, respectively. The total amount of taxes paid by the Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Moderate Allocation Fund, and Goldman Sachs Growth Allocation Fund to such countries was $0.0052, $0.0221, $0.0100 and $0.0165 per share, respectively.

For the year ended December 31, 2025, 16.40%, 35.74%, 27.99%, and 30.97% of the dividends paid from net investment company taxable income by the Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Moderate Allocation Fund, and Goldman Sachs Growth Allocation Fund, respectively, qualified for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended December 31, 2025, the Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Moderate Allocation Fund, and Goldman Sachs Growth Allocation Fund designated 58.78%, 3.35%, 41.37% and 19.35%, respectively, of the dividends paid from net investment company taxable income as Section 163(j) Interest Dividends.

For the year ended December 31, 2025, 0.45%, 0.59%, 0.50% and 0.37% of the dividends paid from net investment company taxable income by the Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Moderate Allocation Fund, and Goldman Sachs Growth Allocation Fund, respectively, qualify as section 199A dividends.

During the year ended December 31, 2025, the Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Moderate Allocation Fund, and Goldman Sachs Growth Allocation Fund designate $1,976,257,$4,266,148, $1,962,094, and $5,393,737, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, the Goldman Sachs Conservative Allocation Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Moderate Allocation Fund, and Goldman Sachs Growth Allocation Fund designate $15,774,283, $42,750,141, $56,612,707 and $81,420,204, respectively, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended December 31, 2025.

93

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary 2026 Goldman Sachs. All rights reserved. FFAR-26

Goldman Sachs Funds Annual Financial Statements December 31, 2025 Alternative Funds II Goldman Sachs Absolute Return Tracker Fund Goldman Sachs Commodity Strategy Fund

Goldman Sachs Alternative Funds II

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

December 31, 2025

Shares	Description	Value

Common Stocks – 44.2%

Aerospace & Defense – 1.0%
272	AAR Corp.*	$22,519
486	AeroVironment, Inc.*	117,558
9,907	AerSale Corp.*	70,439
31	AIRO Group Holdings, Inc.*	254
8,254	Archer Aviation, Inc. Class A*	62,070
2,170	Astronics Corp.*	117,701
1,062	ATI, Inc.*	121,875
1,878	Axon Enterprise, Inc.*	1,066,572
15,818	Boeing Co.*	3,434,404
1,619	BWX Technologies, Inc.	279,828
4,628	Byrna Technologies, Inc.*	77,704
1,261	Cadre Holdings, Inc.	51,499
619	Carpenter Technology Corp.	194,886
765	Curtiss-Wright Corp.	421,722
1,893	Ducommun, Inc.*	180,081
8,625	Eve Holding, Inc.*(a)	34,414
17,671	General Dynamics Corp.	5,949,119
28,525	General Electric Co.	8,786,556
11,062	HEICO Corp.	3,579,553
1,866	HEICO Corp. Class A	471,034
910	Hexcel Corp.	67,249
10,538	Howmet Aerospace, Inc.	2,160,501
762	Huntington Ingalls Industries, Inc.	259,133
8,980	Innovative Solutions & Support, Inc.*	170,081
39	Intuitive Machines, Inc.*	633
877	Karman Holdings, Inc.*	64,170
3,098	Kratos Defense & Security Solutions, Inc.*	235,169
19,721	L3Harris Technologies, Inc.	5,789,494
1,785	Leonardo DRS, Inc.	60,851
242	Loar Holdings, Inc.*	16,456
4,867	Lockheed Martin Corp.	2,354,022
1,334	Mercury Systems, Inc.*	97,395
375	Moog, Inc. Class A	91,331
1,787	National Presto Industries, Inc.	190,780
3,023	Northrop Grumman Corp.	1,723,745
10,379	Park Aerospace Corp.	221,488
2,060	Red Cat Holdings, Inc.*(a)	16,336
311	Redwire Corp.*(a)	2,364
5,900	Rocket Lab Corp.*	411,584
76,317	RTX Corp.	13,996,538
18,323	Satellogic, Inc. Class A*	34,264
456	StandardAero, Inc.*	13,078
2,302	Textron, Inc.	200,665
1,126	TransDigm Group, Inc.	1,497,411
1,260	V2X, Inc.*	68,733
9,291	Virgin Galactic Holdings, Inc.*(a)	29,824
3,669	Voyager Technologies, Inc. Class A*	95,908
551	VSE Corp.	95,196

Shares	Description	Value

Common Stocks – (continued)

Aerospace & Defense – (continued)
1,116	Woodward, Inc.	$337,389

		55,341,576

Air Freight & Logistics – 0.1%
4	Arrive AI, Inc.*	11
3,128	CH Robinson Worldwide, Inc.	502,857
2,698	Expeditors International of Washington, Inc.	402,029
3,983	FedEx Corp.	1,150,529
49	Forward Air Corp.*	1,225
1,199	GXO Logistics, Inc.*	63,115
140	Hub Group, Inc. Class A	5,966
31,806	International Distribution Services PLC(b)	158,630
23,122	Radiant Logistics, Inc.*	146,362
12,398	United Parcel Service, Inc. Class B	1,229,758

		3,660,482

Automobile Components – 0.0%
3,233	Adient PLC*	61,977
3,642	Aptiv PLC*	277,120
1,507	Autoliv, Inc.	178,881
6,436	BorgWarner, Inc.	290,006
1,012	Cooper-Standard Holdings, Inc.*	33,224
2,603	Dana, Inc.	61,847
1,152	Dorman Products, Inc.*	141,915
176	Fox Factory Holding Corp.*	3,011
9,711	Garrett Motion, Inc.	169,263
3,501	Gentex Corp.	81,468
1,060	Gentherm, Inc.*	38,552
2,042	Goodyear Tire & Rubber Co.*	17,888
446	LCI Industries	54,118
1,033	Lear Corp.	118,382
16,173	Luminar Technologies, Inc.*(a)	1,294
9,233	Motorcar Parts of America, Inc.*	113,935
1,117	Patrick Industries, Inc.	121,116
934	Phinia, Inc.	58,552
3,204	QuantumScape Corp.*	33,386
10,148	Solid Power, Inc.*	43,129
1,855	Standard Motor Products, Inc.	68,357
1,660	Strattec Security Corp.*	126,392
998	Visteon Corp.	94,910
1,187	XPEL, Inc.*	59,243

		2,247,966

Automobiles – 0.8%
85,783	Ford Motor Co.	1,125,473
103,998	General Motors Co.	8,457,117
3,257	Harley-Davidson, Inc.	66,736
228	Livewire Group, Inc.*	1,008
76,083	Tesla, Inc.*	34,216,047

The accompanying notes are an integral part of these financial statements.    1

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Automobiles – (continued)
1,079	Thor Industries, Inc.	$ 110,781

		43,977,162

Banks – 2.2%
1,338	1st Source Corp.	83,612
2,678	ACNB Corp.	129,481
1,833	Amalgamated Financial Corp.	58,711
2,293	Amerant Bancorp, Inc.	44,736
1,357	Ameris Bancorp	100,784
3,866	Arrow Financial Corp.	121,392
1,444	Associated Banc-Corp.	37,197
282	Atlantic Union Bankshares Corp.	9,955
1,579	Axos Financial, Inc.*	136,047
2,281	Banc of California, Inc.	44,000
831	BancFirst Corp.	88,103
498	Bancorp, Inc.*	33,625
1,370	Bank First Corp.	166,893
378,259	Bank of America Corp.	20,804,245
1,307	Bank of Hawaii Corp.	89,360
5,280	Bank of Marin Bancorp	137,333
4,733	Bank of NT Butterfield & Son Ltd.	235,798
3,724	Bank OZK	171,378
2,763	Bank7 Corp.	113,228
1,489	BankUnited, Inc.	66,365
4,143	Bankwell Financial Group, Inc.	189,832
1,118	Banner Corp.	70,054
2,678	Bar Harbor Bankshares	83,152
5,940	BayCom Corp.	174,636
13,881	BCB Bancorp, Inc.	112,020
2,762	Beacon Financial Corp.	72,834
20,886	Blue Foundry Bancorp*	259,613
35,991	Blue Ridge Bankshares, Inc.	153,682
689	BOK Financial Corp.	81,619
8,214	Bridgewater Bancshares, Inc.*	143,991
1,224	Burke & Herbert Financial Services Corp.	76,267
2,842	Business First Bancshares, Inc.	74,290
2,199	Byline Bancorp, Inc.	64,101
1,293	C&F Financial Corp.	93,859
3,845	Cadence Bank	164,720
7,994	California BanCorp	149,248
2,197	Camden National Corp.	95,306
4,495	Capital Bancorp, Inc.	126,624
3,435	Capital City Bank Group, Inc.	146,228
15,202	Capitol Federal Financial, Inc.	103,526
7,405	Carter Bankshares, Inc.*	145,582
1,684	Cathay General Bancorp	81,489
2,741	Central Pacific Financial Corp.	85,410
3,147	Chemung Financial Corp.	175,603

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
5,238	ChoiceOne Financial Services, Inc.	$ 154,626
41,205	Citigroup, Inc.	4,808,211
8,166	Citizens & Northern Corp.	164,708
8,614	Citizens Financial Group, Inc.	503,144
986	Citizens Financial Services, Inc.	56,222
1,126	City Holding Co.	134,219
5,754	Civista Bancshares, Inc.	127,854
3,729	CNB Financial Corp.	97,588
1,107	Coastal Financial Corp.*	126,851
3	CoastalSouth Bancshares, Inc.*	70
8,669	Colony Bankcorp, Inc.	154,482
3,541	Columbia Banking System, Inc.	98,971
4,805	Columbia Financial, Inc.*	74,670
3,345	Comerica, Inc.	290,781
3,116	Commerce Bancshares, Inc.	163,110
640	Community Financial System, Inc.	36,762
1,844	Community Trust Bancorp, Inc.	104,186
7,574	Community West Bancshares	170,415
1,801	ConnectOne Bancorp, Inc.	47,222
1,425	Cullen/Frost Bankers, Inc.	180,448
971	Customers Bancorp, Inc.*	71,000
3,183	CVB Financial Corp.	59,204
1,324	Dime Community Bancshares, Inc.	39,839
1,084	Eagle Bancorp, Inc.	23,219
1	Eagle Financial Services, Inc.	40
3,106	East West Bancorp, Inc.	349,083
2,222	Eastern Bankshares, Inc.	40,951
1,531	Enterprise Financial Services Corp.	82,674
2,453	Equity Bancshares, Inc. Class A	109,526
2,222	Esquire Financial Holdings, Inc.	226,800
2,658	Farmers & Merchants Bancorp, Inc.	65,706
7,555	Farmers National Banc Corp.	100,633
20,487	FB Bancorp, Inc.*	263,258
726	FB Financial Corp.	40,511
1,550	Fidelity D&D Bancorp, Inc.	67,472
14,119	Fifth Third Bancorp	660,910
4,650	Financial Institutions, Inc.	144,941
9,209	Finwise Bancorp*	165,209
3,842	First BanCorp	79,645
5,118	First Bancorp, Inc.	135,320
1,703	First Bancorp/Southern Pines NC	86,495
9,106	First Bank	149,885
1,743	First Busey Corp.	41,466

2     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
2,369	First Business Financial Services, Inc.	$ 128,637
177	First Citizens BancShares, Inc. Class A	379,874
3,748	First Commonwealth Financial Corp.	63,191
2,610	First Community Bankshares, Inc.	88,035
11	First Community Corp.	326
2,331	First Financial Bancorp	58,322
3,021	First Financial Bankshares, Inc.	90,237
2,320	First Financial Corp.	140,174
4,112	First Foundation, Inc.*	25,330
3,150	First Hawaiian, Inc.	79,695
11,918	First Horizon Corp.	284,840
832	First Internet Bancorp	17,364
1,293	First Interstate BancSystem, Inc. Class A	44,738
1,745	First Merchants Corp.	65,403
2,073	First Mid Bancshares, Inc.	80,847
3	First National Corp.	76
18	First Western Financial, Inc.*	483
1,981	Firstsun Capital Bancorp*	74,555
4,457	Five Star Bancorp	159,471
1,359	Flagstar Bank NA	17,110
5,554	Flushing Financial Corp.	84,254
6,861	FNB Corp.	117,323
3,037	FS Bancorp, Inc.	125,033
3,209	Fulton Financial Corp.	62,030
2,845	GBank Financial Holdings, Inc.*	96,417
2,705	German American Bancorp, Inc.	105,982
1,200	Glacier Bancorp, Inc.	52,860
1,546	Great Southern Bancorp, Inc.	95,172
3,154	Greene County Bancorp, Inc.	70,113
1,953	Hancock Whitney Corp.	124,367
4,104	Hanmi Financial Corp.	110,931
2	Hanover Bancorp, Inc.	46
3,803	HBT Financial, Inc.	98,308
10,984	Heritage Commerce Corp.	131,918
3,299	Heritage Financial Corp.	78,021
2,389	Hilltop Holdings, Inc.	81,083
234	Hingham Institution For Savings(a)	66,447
2,616	Home Bancorp, Inc.	151,205
3,417	Home BancShares, Inc.	94,924
3,076	HomeTrust Bancshares, Inc.	132,083
3,885	Hope Bancorp, Inc.	42,580
4,544	Horizon Bancorp, Inc.	77,066
36,265	Huntington Bancshares, Inc.	629,198
3,518	Independent Bank Corp.	127,781
1,791	International Bancshares Corp.	118,994

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
5,465	John Marshall Bancorp, Inc.	$ 109,245
134,296	JPMorgan Chase & Co.	43,272,857
8,808	Kearny Financial Corp.	65,267
12,047	KeyCorp	248,650
1,508	Lakeland Financial Corp.	86,046
20,079	LINKBANCORP, Inc.	165,853
95	Live Oak Bancshares, Inc.	3,263
3,472	M&T Bank Corp.	699,539
2	MainStreet Bancshares, Inc.	41
1,457	Mercantile Bank Corp.	70,082
10	Meridian Corp.	176
3,536	Metrocity Bankshares, Inc.	93,845
1,279	Metropolitan Bank Holding Corp.	97,664
3,774	Mid Penn Bancorp, Inc.	117,069
2,332	Middlefield Banc Corp.	80,547
4,658	Midland States Bancorp, Inc.	98,610
4,541	MidWestOne Financial Group, Inc.	174,829
4,314	MVB Financial Corp.	111,431
1,392	National Bank Holdings Corp. Class A	52,910
17,364	NB Bancorp, Inc.	344,146
1,246	NBT Bancorp, Inc.	51,734
1,040	Nicolet Bankshares, Inc.	126,152
1,220	Northeast Bank	126,795
5,740	Northeast Community Bancorp, Inc.	129,781
5,005	Northfield Bancorp, Inc.	57,207
5,487	Northpointe Bancshares, Inc.	92,072
5,183	Northrim BanCorp, Inc.	137,920
5,609	Northwest Bancshares, Inc.	67,308
5,581	Norwood Financial Corp.	156,547
21,025	NU Holdings Ltd. Class A*	351,958
2,496	OceanFirst Financial Corp.	44,803
1,440	OFG Bancorp	59,011
6,212	Old National Bancorp	138,590
5,926	Old Second Bancorp, Inc.	115,557
6	OP Bancorp	85
2,153	Orange County Bancorp, Inc.	61,468
2,152	Origin Bancorp, Inc.	80,937
3,654	Orrstown Financial Services, Inc.	129,425
280	Park National Corp.	42,610
8,596	Parke Bancorp, Inc.	215,244
1,598	Pathward Financial, Inc.	113,458
32,759	Patriot National Bancorp, Inc.*(a)	59,621
7,692	PCB Bancorp	166,532
1,752	Peapack-Gladstone Financial Corp.	48,793
2,549	Peoples Bancorp, Inc.	76,546
1,663	Peoples Financial Services Corp.	81,005

The accompanying notes are an integral part of these financial statements.    3

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
931	Pinnacle Financial Partners, Inc.	$88,827
16,759	Pioneer Bancorp, Inc.*	225,911
3,284	Plumas Bancorp	146,762
8,390	PNC Financial Services Group, Inc.	1,751,245
13,890	Ponce Financial Group, Inc.*	227,102
45,324	Popular, Inc.	5,643,744
1,261	Preferred Bank	119,076
11,302	Primis Financial Corp.	157,211
4	Princeton Bancorp, Inc.	139
1,706	Prosperity Bancshares, Inc.	117,902
3,117	Provident Financial Services, Inc.	61,561
1,074	QCR Holdings, Inc.	89,464
5,934	RBB Bancorp	122,478
2,659	Red River Bancshares, Inc.	189,932
20,042	Regions Financial Corp.	543,138
527	Renasant Corp.	18,561
1,143	Republic Bancorp, Inc. Class A	78,856
5	Richmond Mutual BanCorp, Inc.	70
1,495	S&T Bancorp, Inc.	58,828
1,454	Seacoast Banking Corp. of Florida	45,685
969	ServisFirst Bancshares, Inc.	69,565
6,715	Shore Bancshares, Inc.	118,721
2,750	Sierra Bancorp	89,870
2,692	Simmons First National Corp. Class A	50,744
3,575	SmartFinancial, Inc.	132,239
2,650	South Plains Financial, Inc.	102,820
2,714	Southern First Bancshares, Inc.*	139,825
1,694	Southern Missouri Bancorp, Inc.	100,149
3,185	Southside Bancshares, Inc.	96,792
1,310	Southstate Bank Corp.	123,284
2,516	Stellar Bancorp, Inc.	77,845
23,246	Sterling Bancorp, Inc.*(b)	—
1,601	Stock Yards Bancorp, Inc.	103,985
2,968	Synovus Financial Corp.	148,548
955	Texas Capital Bancshares, Inc.*	86,466
6,961	TFS Financial Corp.	93,138
3,706	Third Coast Bancshares, Inc.*	140,865
4,234	Timberland Bancorp, Inc.	151,577
627	Tompkins Financial Corp.	45,470
2,094	Towne Bank	69,877
1,643	TriCo Bancshares	77,829
64	Triumph Financial, Inc.*	4,008
26,888	Truist Financial Corp.	1,323,158
2,925	TrustCo Bank Corp.	120,890
2,852	Trustmark Corp.	111,085

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
32,515	U.S. Bancorp	$1,735,000
1,159	UMB Financial Corp.	133,331
21	Union Bankshares, Inc.	498
2,370	United Bankshares, Inc.	91,008
1,566	United Community Banks, Inc.	48,891
2,962	Unity Bancorp, Inc.	153,195
2,593	Univest Financial Corp.	84,895
5,752	USCB Financial Holdings, Inc.	105,952
16,297	Valley National Bancorp	190,349
1,679	WaFd, Inc.	53,778
3,223	Washington Trust Bancorp, Inc.	95,240
3,798	Webster Financial Corp.	239,046
189,326	Wells Fargo & Co.	17,645,183
1,088	WesBanco, Inc.	36,165
6,672	West BanCorp, Inc.	148,052
2,380	Westamerica BanCorp	113,835
1,677	Western Alliance Bancorp	140,985
1,514	Wintrust Financial Corp.	211,687
1,126	WSFS Financial Corp.	62,200
3,456	Zions Bancorp NA	202,314

		124,147,175

Beverages – 0.3%
784	Boston Beer Co., Inc. Class A*	152,982
3,510	Brown-Forman Corp. Class B	91,471
1,747	Brown-Forman Corp. Class A	45,964
3,751	Celsius Holdings, Inc.*	171,571
93,932	Coca-Cola Co.	6,566,786
1,555	Coca-Cola Consolidated, Inc.	238,381
2,810	Constellation Brands, Inc. Class A	387,668
26,256	Keurig Dr. Pepper, Inc.	735,430
422	MGP Ingredients, Inc.	10,255
4,936	Molson Coors Beverage Co. Class B	230,412
22,077	Monster Beverage Corp.*	1,692,644
5,989	National Beverage Corp.*	190,989
30,088	PepsiCo, Inc.	4,318,230
10,109	Primo Brands Corp.	165,282
4,856	Vita Coco Co., Inc.*	257,416
211	Zevia PBC Class A*	489

		15,255,970

Biotechnology – 0.8%
269	89bio, Inc.*(b)	91
48,584	AbbVie, Inc.	11,100,958
13,652	Abeona Therapeutics, Inc.*	71,946
5,824	Absci Corp.*(a)	20,326
9,035	ACADIA Pharmaceuticals, Inc.*	241,325
38	Actuate Therapeutics, Inc.*	233

4     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
37,390	Acumen Pharmaceuticals, Inc.*	$78,893
450	ADC Therapeutics SA*	1,589
5,382	ADMA Biologics, Inc.*	98,168
16,373	Adverum Biotechnologies, Inc.*	13,098
13,300	Agenus, Inc.*	41,762
45,612	Akebia Therapeutics, Inc.*	73,435
2,353	Akero Therapeutics, Inc.*	1,529
5,637	Aldeyra Therapeutics, Inc.*	29,200
2,957	Alector, Inc.*	4,613
6,474	Alkermes PLC*	181,143
14,492	Allogene Therapeutics, Inc.*	19,854
3,661	Alnylam Pharmaceuticals, Inc.*	1,455,797
3,830	Altimmune, Inc.*	13,826
13,725	Amgen, Inc.	4,492,330
14,973	Amicus Therapeutics, Inc.*	213,216
121	AnaptysBio, Inc.*	5,866
9,307	Anavex Life Sciences Corp.*(a)	33,133
6,218	Anika Therapeutics, Inc.*	59,755
15,857	Annexon, Inc.*	79,602
678	Apellis Pharmaceuticals, Inc.*	17,031
204	Apogee Therapeutics, Inc.*	15,398
63,647	Applied Therapeutics, Inc.*	6,365
19,698	Arbutus Biopharma Corp.*	94,747
213	Arcellx, Inc.*	13,888
61	Arcturus Therapeutics Holdings, Inc.*	374
315	Arcus Biosciences, Inc.*	7,506
7,568	Arcutis Biotherapeutics, Inc.*	219,775
1,467	Ardelyx, Inc.*	8,553
1,377	ArriVent Biopharma, Inc.*	27,705
750	Arrowhead Pharmaceuticals, Inc.*	49,792
6,813	ARS Pharmaceuticals, Inc.*	79,371
8,474	Artiva Biotherapeutics, Inc.*(a)	36,353
3,714	Astria Therapeutics, Inc.*	48,616
18,302	aTyr Pharma, Inc.*	14,332
9,035	Aura Biosciences, Inc.*	49,241
724	Aurinia Pharmaceuticals, Inc.*	11,548
1,104	Avidity Biosciences, Inc.*	79,632
23,641	Avita Medical, Inc.*	81,561
594	Beam Therapeutics, Inc.*	16,466
6,169	Benitec Biopharma, Inc.*	83,096
13	Bicara Therapeutics, Inc.*	219
16,079	BioCryst Pharmaceuticals, Inc.*	125,416
2,872	Biogen, Inc.*	505,443
562	Biohaven Ltd.*	6,345
3,582	BioMarin Pharmaceutical, Inc.*	212,878

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
18,635	Biomea Fusion, Inc.*	$23,107
495	Black Diamond Therapeutics, Inc.*	1,203
835	Blueprint Medicines Corp.*(b)	384
2,694	Bridgebio Pharma, Inc.*	206,064
29	Bright Minds Biosciences, Inc.*	2,263
6,802	C4 Therapeutics, Inc.*	12,992
13,823	Cabaletta Bio, Inc.*	30,272
7,343	Candel Therapeutics, Inc.*(a)	41,488
11,413	Capricor Therapeutics, Inc.*(a)	329,379
31,820	Cardiff Oncology, Inc.*(a)	89,414
2,594	CareDx, Inc.*	48,871
7,231	Cargo Therapeutics, Inc.*(b)	—
28,974	Caribou Biosciences, Inc.*	46,069
3,646	Caris Life Sciences, Inc.*(a)	98,369
4,343	Cartesian Therapeutics, Inc.*	31,313
6,583	Catalyst Pharmaceuticals, Inc.*	153,647
1,697	Celcuity, Inc.*	169,259
347	CG oncology, Inc.*	14,407
20,041	Cibus, Inc.*	34,871
944	Cidara Therapeutics, Inc.*	208,520
14,308	Climb Bio, Inc.*	57,232
814	Cogent Biosciences, Inc.*	28,913
29,759	Coherus Oncology, Inc.*	42,258
15,778	Compass Therapeutics, Inc.*	84,728
3,334	Corbus Pharmaceuticals Holdings, Inc.*	27,139
7,042	Corvus Pharmaceuticals, Inc.*	54,223
5,359	Cullinan Therapeutics, Inc.*	55,466
81	Cytokinetics, Inc.*	5,147
29,858	CytomX Therapeutics, Inc.*	127,195
206	Day One Biopharmaceuticals, Inc.*	1,920
48	Denali Therapeutics, Inc.*	792
5,025	Design Therapeutics, Inc.*	47,135
14,276	DiaMedica Therapeutics, Inc.*	113,637
9	Dianthus Therapeutics, Inc.*	371
213	Disc Medicine, Inc.*	16,914
8,595	Dynavax Technologies Corp.*	132,191
218	Dyne Therapeutics, Inc.*	4,264
8,453	Editas Medicine, Inc.*	17,329
37,731	Eledon Pharmaceuticals, Inc.*	56,974
1,152	Emergent BioSolutions, Inc.*	14,239
4,730	Enanta Pharmaceuticals, Inc.*	74,592
8,802	Entrada Therapeutics, Inc.*	90,485
3,174	Erasca, Inc.*	11,807
2,842	Exact Sciences Corp.*	288,634
11,762	Exelixis, Inc.*	515,528
26,264	Fate Therapeutics, Inc.*	25,807
39	Fennec Pharmaceuticals, Inc.*	300
5,468	Foghorn Therapeutics, Inc.*	29,527
19,823	Galectin Therapeutics, Inc.*(a)	82,464

The accompanying notes are an integral part of these financial statements.    5

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
28,889	Genelux Corp.*(a)	$125,956
3,396	Geron Corp.*	4,483
30,306	Gilead Sciences, Inc.	3,719,758
31,447	Gossamer Bio, Inc.*	97,486
481	GRAIL, Inc.*	41,169
10,112	Greenwich Lifesciences, Inc.*(a)	212,453
7,480	Gyre Therapeutics, Inc.*(a)	52,809
3,609	Halozyme Therapeutics, Inc.*	242,886
79,232	Heron Therapeutics, Inc.*	103,002
23,907	HilleVax, Inc.*(b)	3,347
14,556	Humacyte, Inc.*(a)	13,981
2,897	Immatics NV*	30,419
1,179	ImmunityBio, Inc.*(a)	2,334
480	Immunome, Inc.*	10,310
425	Immunovant, Inc.*	10,804
5,894	Incyte Corp.*	582,150
32	Inhibikase Therapeutics, Inc.*	66
3,227	Inhibrx Biosciences, Inc.*	254,933
130	Inmune Bio, Inc.*	203
14,146	Inovio Pharmaceuticals, Inc.*(a)	24,614
4,271	Insmed, Inc.*	743,325
27,498	Invivyd, Inc.*	67,920
973	Ionis Pharmaceuticals, Inc.*	76,974
915	Ironwood Pharmaceuticals, Inc.*	3,084
2,729	iTeos Therapeutics, Inc.*(b)	281
10,425	Jade Biosciences, Inc.	160,858
79	Janux Therapeutics, Inc.*	1,090
8,954	Kalaris Therapeutics, Inc.*	75,572
2,262	KalVista Pharmaceuticals, Inc.*	36,531
1,733	Keros Therapeutics, Inc.*	35,284
6,883	Kodiak Sciences, Inc.*	192,449
169	Korro Bio, Inc.*	1,354
307	Krystal Biotech, Inc.*	75,688
314	Kymera Therapeutics, Inc.*	24,432
8,718	Kyverna Therapeutics, Inc.*	81,949
3,524	Larimar Therapeutics, Inc.*	13,426
1,158	Lexeo Therapeutics, Inc.*	11,499
58,040	Lineage Cell Therapeutics, Inc.*	96,927
10,869	Lunai Bioworks, Inc.*	9,583
1,103	Lyell Immunopharma, Inc.*	33,950
14,817	MacroGenics, Inc.*	23,855
492	Madrigal Pharmaceuticals, Inc.*	286,511
1,882	MannKind Corp.*	10,671
12,640	MeiraGTx Holdings PLC*	100,488
230	Metsera, Inc.*(b)	1,127
20,620	MiMedx Group, Inc.*	139,597
243	Mineralys Therapeutics, Inc.*	8,818
2,707	Mirum Pharmaceuticals, Inc.*	213,826

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
2,322	Monopar Therapeutics, Inc.*(a)	$151,627
730	Monte Rosa Therapeutics, Inc.*	11,446
123	MoonLake Immunotherapeutics*	1,621
6,605	Myriad Genetics, Inc.*	40,621
3,527	Natera, Inc.*	808,000
1,971	Neurocrine Biosciences, Inc.*	279,547
16,227	Nkarta, Inc.*	30,020
766	Novavax, Inc.*(a)	5,148
241	Nurix Therapeutics, Inc.*	4,572
287	Nuvalent, Inc. Class A*	28,869
80	Nuvectis Pharma, Inc.*	604
44,859	Ocugen, Inc.*(a)	60,560
937	Olema Pharmaceuticals, Inc.*	23,425
14,112	Organogenesis Holdings, Inc.*	73,100
102	ORIC Pharmaceuticals, Inc.*	834
45,492	Outlook Therapeutics, Inc.*(a)	71,877
1,885	Palvella Therapeutics, Inc.*	197,303
2,424	Perspective Therapeutics, Inc.*	6,666
77,637	PMV Pharmaceuticals, Inc.*	97,046
10	Praxis Precision Medicines, Inc.*	2,947
7,343	Precigen, Inc.*	30,694
3,542	Prime Medicine, Inc.*	12,291
1,679	ProKidney Corp.*(a)	3,761
1,528	Protagonist Therapeutics, Inc.*	133,456
74,338	Protalix BioTherapeutics, Inc.*	133,808
373	Prothena Corp. PLC*	3,562
5,015	PTC Therapeutics, Inc.*	380,939
30,093	Puma Biotechnology, Inc.*	179,053
1,415	RAPT Therapeutics, Inc.*	47,926
2,280	Recursion Pharmaceuticals, Inc. Class A*(a)	9,325
1,924	Regeneron Pharmaceuticals, Inc.	1,485,078
92	Regulus Therapeutics, Inc.*(b)	107
343	Revolution Medicines, Inc.*	27,320
6,643	Rezolute, Inc.*	15,677
1,818	Rhythm Pharmaceuticals, Inc.*	194,599
3,549	Rigel Pharmaceuticals, Inc.*	152,004
80	Rocket Pharmaceuticals, Inc.*	281
3,738	Sage Therapeutics, Inc.*(b)	673
93	Sana Biotechnology, Inc.*	379
44,456	Sangamo Therapeutics, Inc.*	18,672
2,466	Sarepta Therapeutics, Inc.*	53,068
3,519	Savara, Inc.*	21,220
2,650	Scholar Rock Holding Corp.*	116,732

6     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
626	SELLAS Life Sciences Group, Inc.*	$2,360
23,744	Sera Prognostics, Inc. Class A*	70,045
2,532	Seres Therapeutics, Inc.*	37,676
77	Sionna Therapeutics, Inc.*	3,168
9,712	Skye Bioscience, Inc.*	7,281
1,460	Soleno Therapeutics, Inc.*	67,598
1,334	Solid Biosciences, Inc.*	7,524
208	Spyre Therapeutics, Inc.*	6,814
279	Stoke Therapeutics, Inc.*	8,855
3,217	Summit Therapeutics, Inc.*	56,265
2,589	Sutro Biopharma, Inc.*	29,955
494	Syndax Pharmaceuticals, Inc.*	10,379
8,104	Taysha Gene Therapies, Inc.*	44,572
2,018	Tectonic Therapeutic, Inc.*(a)	42,095
13,441	Tenaya Therapeutics, Inc.*	9,563
130,978	Tevogen Bio Holdings, Inc.*	43,367
4,465	TG Therapeutics, Inc.*	133,102
80,755	Tiziana Life Sciences Ltd.*(a)	120,325
2,765	Tonix Pharmaceuticals Holding Corp.*(a)	43,189
5,762	Travere Therapeutics, Inc.*	220,166
25,561	TriSalus Life Sciences, Inc.*	178,416
20,243	TScan Therapeutics, Inc.*	20,243
160	TuHURA Biosciences, Inc.*	121
368	Twist Bioscience Corp.*	11,673
565	Ultragenyx Pharmaceutical, Inc.*	12,995
849	United Therapeutics Corp.*	413,675
2,612	UroGen Pharma Ltd.*	61,173
29,258	Vanda Pharmaceuticals, Inc.*	258,056
320	Vera Therapeutics, Inc.*	16,205
487	Veracyte, Inc.*	20,503
8,155	Verastem, Inc.*	62,957
1,865	Vericel Corp.*	67,159
6,904	Vertex Pharmaceuticals, Inc.*	3,129,997
2,973	Vigil Neuroscience, Inc.*(b)	149
54	Viking Therapeutics, Inc.*	1,900
601	Viridian Therapeutics, Inc.*	18,703
1,876	Vor BioPharma, Inc.*	24,538
8,113	Voyager Therapeutics, Inc.*	31,884
16,831	XBiotech, Inc.*	40,226
472	Xenon Pharmaceuticals, Inc.*	21,155
2,095	XOMA Royalty Corp.*	55,706
14,011	Zentalis Pharmaceuticals, Inc.*	18,915
14,324	Zura Bio Ltd.*	75,058
4,529	Zymeworks, Inc.*	119,249

		42,294,087

Broadline Retail – 2.1%
48,412	1stdibs.com, Inc.*	289,988
492,963	Amazon.com, Inc.*	113,785,720
34,785	Coupang, Inc.*	820,578

Shares	Description	Value

Common Stocks – (continued)

Broadline Retail – (continued)
392	Dillard’s, Inc. Class A	$237,685
11,302	eBay, Inc.	984,404
2,928	Etsy, Inc.*	162,328
4,832	Groupon, Inc.*	85,092
3,967	Kohl’s Corp.	80,967
10,504	Macy’s, Inc.	231,613
1,690	Ollie’s Bargain Outlet Holdings, Inc.*	185,241
6,935	Savers Value Village, Inc.*	64,773

		116,928,389

Building Products – 0.1%
2,419	A.O. Smith Corp.	161,783
422	AAON, Inc.	32,177
361	Advanced Drainage Systems, Inc.	52,284
2,213	Allegion PLC	352,354
42	Apogee Enterprises, Inc.	1,529
1,550	Armstrong World Industries, Inc.	296,205
1,309	AZZ, Inc.	140,299
1,777	Builders FirstSource, Inc.*	182,836
602	Carlisle Cos., Inc.	192,556
13,217	Carrier Global Corp.	698,386
154	CSW Industrials, Inc.	45,204
827	Fortune Brands Innovations, Inc.	41,367
253	Gibraltar Industries, Inc.*	12,508
996	Griffon Corp.	73,355
2,750	Hayward Holdings, Inc.*	42,487
1,967	Insteel Industries, Inc.	62,295
2,637	Janus International Group, Inc.*	17,246
13,644	Johnson Controls International PLC	1,633,869
802	Lennox International, Inc.	389,435
3,387	Masco Corp.	214,939
2,877	Masterbrand, Inc.*	31,762
422	Modine Manufacturing Co.*	56,341
1,159	Owens Corning	129,704
5,386	Resideo Technologies, Inc.*	189,156
792	Simpson Manufacturing Co., Inc.	127,884
677	Tecnoglass, Inc.	34,067
6,109	Trane Technologies PLC	2,377,623
514	Trex Co., Inc.*	18,031
747	UFP Industries, Inc.	68,014
4,728	Zurn Elkay Water Solutions Corp.	219,805

		7,895,501

Capital Markets – 1.7%
4,421	Acadian Asset Management, Inc.	207,787

The accompanying notes are an integral part of these financial statements.    7

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
839	Affiliated Managers Group, Inc.	$241,867
12,587	AlTi Global, Inc.*	58,404
2,692	Ameriprise Financial, Inc.	1,319,995
4,823	ARES Management Corp. Class A	779,541
3,359	Artisan Partners Asset Management, Inc. Class A	136,846
15,769	B Riley Financial, Inc.*(a)	73,641
15	Bakkt Holdings, Inc.*	151
17,005	Bank of New York Mellon Corp.	1,974,110
6,270	BGC Group, Inc. Class A	55,991
3,259	Blackrock, Inc.	3,488,238
19,371	Blackstone, Inc.	2,985,846
5,760	Blue Owl Capital, Inc.	86,054
829	Brookfield Asset Management Ltd. Class A	43,431
67,943	Carlyle Group, Inc.	4,016,111
2,774	Cboe Global Markets, Inc.	696,274
114,288	Charles Schwab Corp.	11,418,514
24,911	CME Group, Inc.	6,802,696
1,822	Cohen & Steers, Inc.	114,385
3,819	Coinbase Global, Inc. Class A*	863,629
1,318	Diamond Hill Investment Group, Inc.	223,401
372	Donnelley Financial Solutions, Inc.*	17,369
368	Evercore, Inc. Class A	125,212
747	FactSet Research Systems, Inc.	216,772
5,432	Federated Hermes, Inc.	282,844
2,637	Forge Global Holdings, Inc.*	117,505
7,693	Franklin Resources, Inc.	183,786
95	Freedom Holding Corp.*	11,560
11,096	GCM Grosvenor, Inc. Class A	125,607
614	Hamilton Lane, Inc. Class A	82,466
12,404	Houlihan Lokey, Inc.	2,160,653
1,542	Innventure, Inc.*(a)	6,446
68,839	Interactive Brokers Group, Inc. Class A	4,427,036
12,239	Intercontinental Exchange, Inc.	1,982,228
10,612	Invesco Ltd.	278,777
2,444	Janus Henderson Group PLC	116,261
1,971	Jefferies Financial Group, Inc.	122,143
13,812	KKR & Co., Inc.	1,760,754
790	Lazard, Inc.	38,362
2,353	LPL Financial Holdings, Inc.	840,421
230	Marex Group PLC	8,823
960	MarketAxess Holdings, Inc.	174,000
1,509	Moelis & Co. Class A	103,729
14,661	Moody’s Corp.	7,489,572
71,341	Morgan Stanley	12,665,168

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
692	Morningstar, Inc.	$150,378
1,345	MSCI, Inc.	771,667
46,879	Nasdaq, Inc.	4,553,357
5,040	Northern Trust Corp.	688,414
7,074	Open Lending Corp.*	10,965
2,257	Oppenheimer Holdings, Inc. Class A	163,158
7,831	P10, Inc. Class A	76,822
9,419	Patria Investments Ltd. Class A	149,668
673	Perella Weinberg Partners	11,643
314	Piper Sandler Cos.	106,669
1,186	PJT Partners, Inc. Class A	198,299
4,622	Raymond James Financial, Inc.	742,247
13,809	Robinhood Markets, Inc. Class A*	1,561,798
20,822	S&P Global, Inc.	10,881,369
3,241	SEI Investments Co.	265,827
9	Siebert Financial Corp.*	32
7,206	State Street Corp.	929,646
434	StepStone Group, Inc. Class A	27,850
2,098	Stifel Financial Corp.	262,712
2,182	StoneX Group, Inc.*	207,574
3,290	T. Rowe Price Group, Inc.	336,830
1,676	TPG, Inc.	106,996
2,199	Tradeweb Markets, Inc. Class A	236,480
3,428	Value Line, Inc.	131,738
1,110	Victory Capital Holdings, Inc. Class A	70,030
4,864	Virtu Financial, Inc. Class A	162,068
296	Virtus Investment Partners, Inc.	48,292
10,180	WisdomTree, Inc.	124,094
225	XP, Inc. Class A	3,683

		91,904,712

Chemicals – 0.5%
1,775	AdvanSix, Inc.	30,708
4,032	Air Products & Chemicals, Inc.	995,985
27,674	Alto Ingredients, Inc.*	79,701
5,306	American Vanguard Corp.*	20,269
8,841	Arq, Inc.*	28,910
211	Ashland, Inc.	12,379
3,437	ASP Isotopes, Inc.*	18,388
39	Avient Corp.	1,218
2,250	Axalta Coating Systems Ltd.*	72,697
953	Balchem Corp.	146,152
853	Cabot Corp.	56,537
2,345	Celanese Corp.	99,147
4,134	CF Industries Holdings, Inc.	319,724
937	Chemours Co.	11,047
15,462	Corteva, Inc.	1,036,418

8     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
3,106	Dow, Inc.	$72,618
5,631	DuPont de Nemours, Inc.	226,366
391	Eastman Chemical Co.	24,958
5,707	Ecolab, Inc.	1,498,202
6,579	Ecovyst, Inc.*	64,014
779	Element Solutions, Inc.	19,467
6,032	Flotek Industries, Inc.*	103,931
811	Hawkins, Inc.	115,211
366	HB Fuller Co.	21,762
757	Ingevity Corp.*	44,799
807	Innospec, Inc.	61,768
2,455	International Flavors & Fragrances, Inc.	165,442
2,778	Intrepid Potash, Inc.*	77,034
932	Koppers Holdings, Inc.	25,239
3,079	Kronos Worldwide, Inc.	13,609
32,004	Linde PLC	13,646,186
4,849	LSB Industries, Inc.*	41,216
1,123	LyondellBasell Industries NV Class A	48,626
184	Minerals Technologies, Inc.	11,215
5,796	Mosaic Co.	139,626
312	NewMarket Corp.	214,425
1,636	Olin Corp.	34,078
52,844	Origin Materials, Inc.*	11,187
1,915	Orion SA	10,111
3,307	Perimeter Solutions, Inc.*	91,042
3,420	PPG Industries, Inc.	350,413
1,962	PureCycle Technologies, Inc.*(a)	16,854
1,653	Rayonier Advanced Materials, Inc.*	9,736
2,200	Resonac Holdings Corp.	91,730
2,634	RPM International, Inc.	273,936
440	Scotts Miracle-Gro Co.	25,674
2,180	Sensient Technologies Corp.	204,811
23,635	Sherwin-Williams Co.	7,658,449
117	Solesence, Inc.*	187
3,230	Solstice Advanced Materials, Inc.*	156,913
993	Stepan Co.	47,028
18,542	Trinseo PLC	9,215

		28,556,358

Commercial Services & Supplies – 0.4%
1,114	ABM Industries, Inc.	47,122
8,047	ACCO Brands Corp.	30,015
1,044	ACV Auctions, Inc. Class A*	8,373
1,925	Brady Corp. Class A	150,862
2,262	BrightView Holdings, Inc.*	28,660
919	Brink’s Co.	107,275
1,447	Casella Waste Systems, Inc. Class A*	141,719
938	Cimpress PLC*	62,461
9,599	Cintas Corp.	1,805,284

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
5,137	Civeo Corp.	$117,483
904	Clean Harbors, Inc.*	211,970
2,947	CompX International, Inc.	68,577
100,622	Copart, Inc.*	3,939,351
9,839	CoreCivic, Inc.*	188,023
2,681	Deluxe Corp.	59,867
12,313	Ennis, Inc.	221,757
7,911	GEO Group, Inc.*	127,525
8,520	Healthcare Services Group, Inc.*	162,902
3,433	HNI Corp.	144,323
5,463	Interface, Inc.	152,527
1,321	LanzaTech Global, Inc.*	18,177
2,138	Liquidity Services, Inc.*	64,803
476	MillerKnoll, Inc.	8,701
961	MSA Safety, Inc.	153,895
10,591	NL Industries, Inc.	57,933
6,887	OPENLANE, Inc.*	205,095
17	Perma-Fix Environmental Services, Inc.*	214
9,962	Pitney Bowes, Inc.	105,298
14,904	Quad/Graphics, Inc.	93,448
71	RB Global, Inc.	7,304
24,039	Republic Services, Inc.	5,094,585
10,122	Rollins, Inc.	607,523
3,516	Tetra Tech, Inc.	117,927
401	UniFirst Corp.	77,353
5,951	Veralto Corp.	593,791
8,795	Virco Mfg. Corp.	56,200
34,707	Waste Management, Inc.	7,625,475

		22,663,798

Communications Equipment – 0.5%
6,365	ADTRAN Holdings, Inc.*	55,312
269	Applied Optoelectronics, Inc.*	9,377
27,087	Arista Networks, Inc.*	3,549,210
1,535	Aviat Networks, Inc.*	32,818
19	BK Technologies Corp.*	1,417
2,633	Calix, Inc.*	139,365
2,325	Ciena Corp.*	543,748
215,690	Cisco Systems, Inc.	16,614,601
1,575	Clearfield, Inc.*	45,911
6,778	CommScope Holding Co., Inc.*	122,885
1,012	Digi International, Inc.*	43,809
4,278	Extreme Networks, Inc.*	71,229
1,547	F5, Inc.*	394,887
1,475	Harmonic, Inc.*	14,588
14	Inseego Corp.*	144
496	Lumentum Holdings, Inc.*	182,821
15,353	Motorola Solutions, Inc.	5,885,112
3,467	NETGEAR, Inc.*	85,045
3,010	NetScout Systems, Inc.*	81,451
12,620	Ribbon Communications, Inc.*	36,346

The accompanying notes are an integral part of these financial statements.    9

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – (continued)
26	Ubiquiti, Inc.	$14,387
5,225	Viasat, Inc.*	180,053
8,008	Viavi Solutions, Inc.*	142,702

		28,247,218

Construction & Engineering – 0.2%
3,078	AECOM	293,426
8,250	API Group Corp.*	315,645
622	Arcosa, Inc.	66,131
365	Argan, Inc.	114,362
2,845	Bowman Consulting Group Ltd.*	93,942
3,982	Centuri Holdings, Inc.*	100,545
831	Comfort Systems USA, Inc.	775,564
10,663	Concrete Pumping Holdings, Inc.	71,549
778	Construction Partners, Inc. Class A*	84,452
780	Dycom Industries, Inc.*	263,562
1,108	EMCOR Group, Inc.	677,863
913	Everus Construction Group, Inc.*	78,116
2,588	Fluor Corp.*	102,562
1,937	Granite Construction, Inc.	223,433
5,223	Great Lakes Dredge & Dock Corp.*	68,526
368	IES Holdings, Inc.*	143,159
609	Limbach Holdings, Inc.*	47,411
1,500	MasTec, Inc.*	326,055
5,076	Matrix Service Co.*	59,389
594	MYR Group, Inc.*	129,789
1,208	NWPX Infrastructure, Inc.*	75,488
4,004	Orion Group Holdings, Inc.*	39,800
2,136	Primoris Services Corp.	265,163
12,337	Quanta Services, Inc.	5,206,954
14,234	Southland Holdings, Inc.*	47,257
665	Sterling Infrastructure, Inc.*	203,643
3,326	Tutor Perini Corp.	222,908
596	Valmont Industries, Inc.	239,783
285	WillScot Holdings Corp.	5,367

		10,341,844

Construction Materials – 0.1%
10,394	Eagle Materials, Inc.	2,148,232
586	James Hardie Industries PLC*	12,160
441	Knife River Corp.*	31,024
6,386	Martin Marietta Materials, Inc.	3,976,307
2,483	Smith-Midland Corp.*	90,232
153	Titan America SA*	2,521
473	U.S. Lime & Minerals, Inc.	56,637
2,627	Vulcan Materials Co.	749,273

		7,066,386

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – 0.5%
3,023	Ally Financial, Inc.	$136,912
34,102	American Express Co.	12,616,035
973	Atlanticus Holdings Corp.*	65,142
1,138	Bread Financial Holdings, Inc.	84,246
43,946	Capital One Financial Corp.	10,650,752
12,651	Consumer Portfolio Services, Inc.*	118,034
100	Credit Acceptance Corp.*	44,346
58	Dave, Inc.*	12,842
595	Enova International, Inc.*	93,534
11,807	EZCORP, Inc. Class A*	229,292
1,663	FirstCash Holdings, Inc.	265,049
5,923	Jefferson Capital, Inc.	132,320
768	LendingClub Corp.*	14,546
65	LendingTree, Inc.*	3,451
15,065	Medallion Financial Corp.	155,019
250	Navient Corp.	3,250
983	Nelnet, Inc. Class A	130,700
257	NerdWallet, Inc. Class A*	3,482
3,167	OneMain Holdings, Inc.	213,931
9,117	Oportun Financial Corp.*	48,229
3,033	OppFi, Inc.	31,725
4,719	Paragon 28, Inc.*(b)	425
1,529	PROG Holdings, Inc.	45,090
1,418	Regional Management Corp.	54,947
6,207	SLM Corp.	167,961
14,640	SoFi Technologies, Inc.*	383,275
8,691	Synchrony Financial	725,090
703	Upstart Holdings, Inc.*	30,742
1	Vroom, Inc.*	20
412	World Acceptance Corp.*	57,841

		26,518,228

Consumer Staples Distribution & Retail – 0.8%
19,667	Albertsons Cos., Inc. Class A	337,682
260	Andersons, Inc.	13,824
5,655	BJ’s Wholesale Club Holdings, Inc.*	509,120
1,283	Casey’s General Stores, Inc.	709,127
4,039	Chefs’ Warehouse, Inc.*	251,751
27,282	Costco Wholesale Corp.	23,526,360
7,856	Dollar General Corp.	1,043,041
6,711	Dollar Tree, Inc.*	825,520
5,915	Grocery Outlet Holding Corp.*	59,741
10,852	HF Foods Group, Inc.*	23,332
2,647	Ingles Markets, Inc. Class A	181,452
17,706	Kroger Co.	1,106,271
7,900	Maplebear, Inc.*	355,342
3,376	Natural Grocers by Vitamin Cottage, Inc.	84,569
5,403	Performance Food Group Co.*	485,838
2,304	PriceSmart, Inc.	282,632
4,045	Sprouts Farmers Market, Inc.*	322,265

10     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples Distribution & Retail – (continued)
14,129	Sysco Corp.	$1,041,166
9,191	Target Corp.	898,420
8,118	U.S. Foods Holding Corp.*	611,448
9,422	United Natural Foods, Inc.*	317,239
6,385	Village Super Market, Inc. Class A	225,997
12,948	Walgreens Boots Alliance, Inc.*(b)	6,862
96,441	Walmart, Inc.	10,744,492
3,103	Weis Markets, Inc.	198,871

		44,162,362

Containers & Packaging – 0.2%
32,319	Amcor PLC	269,540
925	AptarGroup, Inc.	112,813
7,348	Ardagh Metal Packaging SA	30,127
1,261	Avery Dennison Corp.	229,351
2,982	Ball Corp.	157,957
3,259	Crown Holdings, Inc.	335,579
2,940	Graphic Packaging Holding Co.	44,276
1,888	Greif, Inc. Class A	127,818
7,259	International Paper Co.	285,932
2,252	Myers Industries, Inc.	42,157
234	O-I Glass, Inc.*	3,454
13,320	Packaging Corp. of America	2,746,984
1,209	Sealed Air Corp.	50,089
1,360	Silgan Holdings, Inc.	54,903
153,951	Smurfit WestRock PLC	5,953,285
1,327	Sonoco Products Co.	57,910
3,482	TriMas Corp.	123,437

		10,625,612

Distributors – 0.0%
2,578	Genuine Parts Co.	316,991
1,354	GigaCloud Technology, Inc. Class A*	53,185
223	Gold.com, Inc.	7,593
5,852	LKQ Corp.	176,731
600	Pool Corp.	137,250
2,519	Weyco Group, Inc.	77,056

		768,806

Diversified Consumer Services – 0.1%
28,670	ADT, Inc.	231,367
1,927	Adtalem Global Education, Inc.*	199,387
5,960	American Public Education, Inc.*	225,288
459	Bright Horizons Family Solutions, Inc.*	46,543
5,479	Carriage Services, Inc.	231,762
2,573	Chegg, Inc.*	2,393
11,390	Coursera, Inc.*	83,830
5,595	Driven Brands Holdings, Inc.*	82,918

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
790	Duolingo, Inc.*	$138,645
591	European Wax Center, Inc. Class A*	2,128
3,176	Frontdoor, Inc.*	183,223
200	Graham Holdings Co. Class B	219,720
1,148	Grand Canyon Education, Inc.*	190,924
4,445	H&R Block, Inc.	193,713
2,683	KinderCare Learning Cos., Inc.*	11,590
8,136	Laureate Education, Inc.*	273,939
10,224	Lincoln Educational Services Corp.*	246,910
2,254	Matthews International Corp. Class A	58,874
104	McGraw Hill, Inc.*	1,716
6,964	Mister Car Wash, Inc.*	38,720
90,052	Nerdy, Inc.*	93,654
5,078	OneSpaWorld Holdings Ltd.	105,318
6,512	Perdoceo Education Corp.	190,997
2,898	Service Corp. International	225,957
717	Strategic Education, Inc.	57,503
2,249	Stride, Inc.*	146,028
5,470	Udemy, Inc.*	31,999
5,305	Universal Technical Institute, Inc.*	138,620
28	Zspace, Inc.*	13

		3,653,679

Diversified REITs – 0.0%
8,078	Alexander & Baldwin, Inc.	166,730
13,089	Alpine Income Property Trust, Inc.	218,848
3,475	American Assets Trust, Inc.	65,782
15,352	Armada Hoffler Properties, Inc.	101,630
6,118	Broadstone Net Lease, Inc.	106,270
8,150	CTO Realty Growth, Inc.	150,041
3,710	Essential Properties Realty Trust, Inc.	110,039
12,220	Gladstone Commercial Corp.	130,387
13,165	Global Net Lease, Inc.	113,219
16,838	NexPoint Diversified Real Estate Trust	64,489
5,216	WP Carey, Inc.	335,702

		1,563,137

Diversified Telecommunication Services – 0.2%
3,089	Anterix, Inc.*	67,433
3,208	AST SpaceMobile, Inc.*	232,997
158,296	AT&T, Inc.	3,932,073
1,436	ATN International, Inc.	32,741
1,174	Bandwidth, Inc. Class A*	18,138
895	Cogent Communications Holdings, Inc.	19,296

The accompanying notes are an integral part of these financial statements.    11

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Diversified Telecommunication Services – (continued)
7,070	Frontier Communications Parent, Inc.*	$269,155
4	GCI Liberty, Inc. Class A*	147
43	GCI Liberty, Inc. Class C*	1,600
1,997	Globalstar, Inc.*	121,897
3,502	IDT Corp. Class B	179,337
657	Iridium Communications, Inc.	11,419
6,961	Liberty Latin America Ltd. Class A*	51,442
7,447	Liberty Latin America Ltd. Class C*	55,555
22,539	Lumen Technologies, Inc.*	175,128
3,031	Shenandoah Telecommunications Co.	35,038
2,013	Uniti Group, Inc.	14,111
92,337	Verizon Communications, Inc.	3,760,886

		8,978,393

Electric Utilities – 0.5%
5,037	Alliant Energy Corp.	327,455
11,434	American Electric Power Co., Inc.	1,318,454
5,878	Constellation Energy Corp.	2,076,521
16,566	Duke Energy Corp.	1,941,701
3,413	Edison International	204,848
9,574	Entergy Corp.	884,925
5,426	Evergy, Inc.	393,331
6,584	Eversource Energy	443,301
22,417	Exelon Corp.	977,157
10,681	FirstEnergy Corp.	478,188
8,293	Genie Energy Ltd. Class B	114,278
7,956	Hawaiian Electric Industries, Inc.*	97,859
1,940	IDACORP, Inc.	245,526
1,724	MGE Energy, Inc.	135,196
120,719	NextEra Energy, Inc.	9,691,321
4,674	NRG Energy, Inc.	744,288
5,517	OGE Energy Corp.	235,576
1,081	Oklo, Inc.*	77,573
1,238	Otter Tail Corp.	100,043
32,946	PG&E Corp.	529,442
2,554	Pinnacle West Capital Corp.	226,540
2,713	Portland General Electric Co.	130,197
15,476	PPL Corp.	541,969
23,041	Southern Co.	2,009,175
4,420	TXNM Energy, Inc.	260,250
12,359	Xcel Energy, Inc.	912,836

		25,097,950

Electrical Equipment – 0.6%
741	Acuity, Inc.	266,790
1,968	Allient, Inc.	105,780
869	American Superconductor Corp.*	25,010
4,539	AMETEK, Inc.	931,902

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
1,664	Amprius Technologies, Inc.*	$13,129
204	Array Technologies, Inc.*	1,881
801	Atkore, Inc.	50,663
47,918	Blink Charging Co.*	31,961
3,157	Bloom Energy Corp. Class A*	274,312
2,338	ChargePoint Holdings, Inc.*(a)	15,524
28,205	Eaton Corp. PLC	8,983,574
11,456	Emerson Electric Co.	1,520,440
21,711	Energy Vault Holdings, Inc.*	100,088
299	EnerSys	43,878
1,024	Enovix Corp.*	7,485
6,030	Eos Energy Enterprises, Inc.*	69,104
383	Fluence Energy, Inc.*	7,576
2,564	FuelCell Energy, Inc.*	18,743
7,139	GE Vernova, Inc.	4,665,836
1,323	Generac Holdings, Inc.*	180,417
7,317	GrafTech International Ltd.*	113,487
7,293	Hubbell, Inc.	3,238,894
17,529	Hyliion Holdings Corp.*	32,253
16,079	KULR Technology Group, Inc.*	47,594
2,665	LSI Industries, Inc.	48,823
182	NANO Nuclear Energy, Inc.*(a)	4,370
4,204	Nextpower, Inc. Class A*	366,210
1,594	NuScale Power Corp.*	22,587
1,771	nVent Electric PLC	180,589
111	Powell Industries, Inc.	35,385
37	Power Solutions International, Inc.*	2,114
508	Preformed Line Products Co.	105,009
822	Regal Rexnord Corp.	115,343
2,302	Rockwell Automation, Inc.	895,639
1,627	Sensata Technologies Holding PLC	54,163
13,212	SES AI Corp.*	23,782
168	Shoals Technologies Group, Inc. Class A*	1,428
98,489	SKYX Platforms Corp.*	213,721
5,431	Stem, Inc.*	81,737
88	SunPower, Inc.*	138
16,004	T1 Energy, Inc.*	106,907
2,325	Thermon Group Holdings, Inc.*	86,397
48,029	Vertiv Holdings Co. Class A	7,781,178
145	Vicor Corp.*	15,892

		30,887,733

Electronic Equipment, Instruments & Components – 0.3%
15,047	908 Devices, Inc.*	78,997
480	Advanced Energy Industries, Inc.	100,498
1,908	Aeva Technologies, Inc.*	25,338
32,504	Amphenol Corp. Class A	4,392,591
3,715	Arlo Technologies, Inc.*	51,973

12     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
945	Arrow Electronics, Inc.*	$104,120
1,930	Avnet, Inc.	92,794
694	Badger Meter, Inc.	121,041
518	Bel Fuse, Inc. Class B	87,868
567	Belden, Inc.	66,084
42	Benchmark Electronics, Inc.	1,796
1,728	CDW Corp.	235,354
564	Climb Global Solutions, Inc.	57,974
503	Cognex Corp.	18,098
1,019	Coherent Corp.*	188,077
15,392	Corning, Inc.	1,347,724
676	Crane NXT Co.	31,819
1,407	CTS Corp.	60,318
2,149	Daktronics, Inc.*	42,486
56	ePlus, Inc.	4,911
4,812	Evolv Technologies Holdings, Inc.*	34,454
225	Fabrinet*	102,438
6,934	Flex Ltd.*	418,952
3,525	Frequency Electronics, Inc.*	189,786
36,509	Identiv, Inc.*	140,195
228	Insight Enterprises, Inc.*	18,575
1,352	Itron, Inc.*	125,547
2,621	Jabil, Inc.	597,640
3,171	Keysight Technologies, Inc.*	644,315
1,115	Kimball Electronics, Inc.*	31,019
1,938	Knowles Corp.*	41,531
1,126	Lightwave Logic, Inc.*	3,648
35	Littelfuse, Inc.	8,852
1,833	Methode Electronics, Inc.	12,171
47,041	MicroVision, Inc.*(a)	38,955
4,715	Mirion Technologies, Inc.*	110,425
15	M-Tron Industries, Inc.*	798
1,051	Napco Security Technologies, Inc.	43,827
63	Neonode, Inc.*	110
653	nLight, Inc.*	24,494
329	Novanta, Inc.*	39,148
494	OSI Systems, Inc.*	126,000
316	Ouster, Inc.*	6,838
1,501	PC Connection, Inc.	86,698
563	Plexus Corp.*	82,761
3,537	Ralliant Corp.	180,069
1,907	Sanmina Corp.*	286,183
55	ScanSource, Inc.*	2,148
22,318	SmartRent, Inc.*	45,082
19,838	TD SYNNEX Corp.	2,980,263
6,226	TE Connectivity PLC	1,416,477
997	Teledyne Technologies, Inc.*	509,198
1,456	TTM Technologies, Inc.*	100,464
1,435	Vishay Precision Group, Inc.*	55,247
3,009	Vontier Corp.	111,875
36,792	Vuzix Corp.*(a)	139,074

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
453	Zebra Technologies Corp. Class A*	$109,997

		15,975,115

Energy Equipment & Services – 0.1%
2,445	Archrock, Inc.	63,619
346	Atlas Energy Solutions, Inc.	3,259
19,838	Baker Hughes Co.	903,423
837	Bristow Group, Inc.*	30,651
426	Cactus, Inc. Class A	19,460
1,843	DMC Global, Inc.*	12,330
73	Energy Services of America Corp.	596
1,797	Expro Group Holdings NV*	23,990
599	Flowco Holdings, Inc. Class A	11,225
1,624	Forum Energy Technologies, Inc.*	60,007
4,721	Geospace Technologies Corp.*	79,832
103,010	Halliburton Co.	2,911,063
522	Helix Energy Solutions Group, Inc.*	3,273
1,729	Innovex International, Inc.*	37,813
954	Kodiak Gas Services, Inc.	35,680
401	Liberty Energy, Inc.	7,402
528	National Energy Services Reunited Corp.*	8,268
3,314	Natural Gas Services Group, Inc.	111,516
397	Noble Corp. PLC	11,211
6,981	NOV, Inc.	109,113
517	Oceaneering International, Inc.*	12,423
1,219	Oil States International, Inc.*	8,253
5,508	Patterson-UTI Energy, Inc.	33,654
4,075	Ranger Energy Services, Inc. Class A	56,968
3,876	SEACOR Marine Holdings, Inc.*	23,334
143	Seadrill Ltd.*	4,948
29	Select Water Solutions, Inc.	305
26,572	SLB Ltd.	1,019,833
543	Solaris Energy Infrastructure, Inc.	24,962
7,499	TechnipFMC PLC	334,155
7,195	TETRA Technologies, Inc.*	67,417
731	Tidewater, Inc.*	36,923
891	Weatherford International PLC	69,730

		6,136,636

Entertainment – 0.7%
3,870	Atlanta Braves Holdings, Inc. Class C*	152,671

The accompanying notes are an integral part of these financial statements.    13

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Entertainment – (continued)
42	Atlanta Braves Holdings, Inc. Class A*	$1,785
2,846	Cinemark Holdings, Inc.	66,141
23,733	CuriosityStream, Inc.	90,185
5,308	Electronic Arts, Inc.	1,084,584
10,030	Eventbrite, Inc. Class A*	44,633
133	Golden Matrix Group, Inc.*	107
272	IMAX Corp.*	10,053
1,164	Liberty Live Holdings, Inc. Class A*	94,866
1,532	Liberty Live Holdings, Inc. Class C*	127,401
4,906	Liberty Media Corp.-Liberty Formula One Class C*	483,290
1,278	Liberty Media Corp.-Liberty Formula One Class A*	114,228
7,382	Lionsgate Studios Corp.*	67,398
4,631	Live Nation Entertainment, Inc.*	659,917
1,586	Madison Square Garden Entertainment Corp.*	85,470
647	Madison Square Garden Sports Corp.*	167,347
7,417	Marcus Corp.	115,038
273,462	Netflix, Inc.*	25,639,797
57,091	Playstudios, Inc.*	37,195
9,397	Playtika Holding Corp.	37,118
11,667	Reservoir Media, Inc.*	88,319
15,975	ROBLOX Corp. Class A*	1,294,454
1,871	Roku, Inc.*	202,985
14,105	Skillz, Inc.*(a)	60,793
4,259	Spotify Technology SA*	2,473,244
13,783	Starz Entertainment Corp.*	161,261
4,229	Take-Two Interactive Software, Inc.*	1,082,751
1,398	TKO Group Holdings, Inc.	292,182
1,764	Vivid Seats, Inc. Class A*(a)	12,718
38,419	Walt Disney Co.	4,370,930
49,914	Warner Bros Discovery, Inc.*	1,438,521
3,793	Warner Music Group Corp. Class A	116,331

		40,673,713

Financial Services – 2.1%
23,361	Acacia Research Corp.*	87,370
2,878	Affirm Holdings, Inc.*	214,210
3,729	Alerus Financial Corp.	83,977
10,068	Apollo Global Management, Inc.	1,457,444
4,582	Banco Latinoamericano de Comercio Exterior SA	204,357
73,539	Berkshire Hathaway, Inc. Class B*	36,964,378
87,827	Block, Inc.*	5,716,659
795	Burford Capital Ltd.	7,091

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
6,886	Cannae Holdings, Inc.	$108,317
12,590	Cantaloupe, Inc.*	133,706
4,404	Cass Information Systems, Inc.	182,854
773	Chime Financial, Inc. Class A*	19,456
5,137	Corebridge Financial, Inc.	154,983
1,566	Corpay, Inc.*	471,256
3,113	Enact Holdings, Inc.	123,399
6,167	Equitable Holdings, Inc.	293,858
2,525	Essent Group Ltd.	164,150
2,501	Euronet Worldwide, Inc.*	190,351
3,766	EVERTEC, Inc.	109,553
481	Federal Agricultural Mortgage Corp. Class C	84,449
6,787	Finance of America Cos., Inc. Class A*	164,313
11,339	Fiserv, Inc.*	761,641
659	Flywire Corp.*	9,331
2,962	Global Payments, Inc.	229,259
2,000	International Money Express, Inc.*	30,720
1,694	Jack Henry & Associates, Inc.	309,121
653	Jackson Financial, Inc. Class A	69,642
1,094	Marqeta, Inc. Class A*	5,197
50,126	Mastercard, Inc. Class A	28,615,931
719	Merchants Bancorp	24,489
7,812	MGIC Investment Corp.	228,267
1,632	NCR Atleos Corp.*	62,196
3,016	NMI Holdings, Inc.*	123,023
2,551	Onity Group, Inc.*	116,810
691	Pagseguro Digital Ltd. Class A	6,661
905	Paymentus Holdings, Inc. Class A*	28,589
1,732	Payoneer Global, Inc.*	9,734
19,857	PayPal Holdings, Inc.	1,159,252
15,849	Paysign, Inc.*	81,622
631	PennyMac Financial Services, Inc.	83,191
155	Priority Technology Holdings, Inc.*	845
4,000	Radian Group, Inc.	143,960
2,196	Remitly Global, Inc.*	30,305
4,628	Repay Holdings Corp.*	16,892
5,958	Rocket Cos., Inc. Class A	115,347
13,377	Security National Financial Corp. Class A*	120,527
90	Sezzle, Inc.*	5,713
1,132	Shift4 Payments, Inc. Class A*(a)	71,282
1,562	StoneCo Ltd. Class A*	23,102
9,661	Toast, Inc. Class A*	343,062
415,182	Triller Group, Inc.*(a)	13,286

14     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
113	UWM Holdings Corp.	$495
7,529	Velocity Financial, Inc.*	156,302
103,164	Visa, Inc. Class A	36,180,646
2,077	Voya Financial, Inc.	154,716
247	Walker & Dunlop, Inc.	14,857
10,774	Waterstone Financial, Inc.	178,310
18,942	Western Union Co.	176,350
310	WEX, Inc.*	46,184

		116,682,988

Food Products – 0.2%
5,359	Alico, Inc.	194,960
11,258	Archer-Daniels-Midland Co.	647,222
11,718	B&G Foods, Inc.(a)	50,387
25,649	Beyond Meat, Inc.*(a)	21,032
48,856	BRC, Inc. Class A*	54,230
2,792	Bunge Global SA	248,711
4,726	Calavo Growers, Inc.	102,791
3,818	Cal-Maine Foods, Inc.	303,798
3,813	Campbell’s Co.	106,268
10,807	Conagra Brands, Inc.	187,069
4,443	Darling Ingredients, Inc.*	159,948
6,621	Dole PLC	99,249
15,045	Flowers Foods, Inc.	163,690
20	Forafric Global PLC*	221
7,522	Fresh Del Monte Produce, Inc.	268,009
83	Freshpet, Inc.*	5,057
11,526	General Mills, Inc.	535,959
9,487	Hain Celestial Group, Inc.*	10,151
3,566	Hershey Co.	648,941
5,497	Hormel Foods Corp.	130,279
2,284	Ingredion, Inc.	251,834
1,470	J&J Snack Foods Corp.	132,844
2,160	J.M. Smucker Co.	211,270
2,734	John B Sanfilippo & Son, Inc.	193,020
17,947	Kraft Heinz Co.	435,215
1,358	Lamb Weston Holdings, Inc.	56,887
7,203	Lifeway Foods, Inc.*	174,529
5,942	Limoneira Co.	75,018
17,257	Mama’s Creations, Inc.*	232,797
1,090	Marzetti Co.	179,218
4,325	McCormick & Co., Inc.	294,576
7,801	Mission Produce, Inc.*	90,492
27,134	Mondelez International, Inc. Class A	1,460,623
4,029	Pilgrim’s Pride Corp.	157,091
1,828	Post Holdings, Inc.*	181,063
31	Seaboard Corp.	137,789
2,727	Seneca Foods Corp. Class A*	301,688
3,957	Simply Good Foods Co.*	79,457
595	SunOpta, Inc.*	2,261
5,153	Tootsie Roll Industries, Inc.	188,754
2,436	TreeHouse Foods, Inc.*	57,465
6,628	Tyson Foods, Inc. Class A	388,533
4,478	Utz Brands, Inc.	46,482

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
3,033	Vital Farms, Inc.*	$96,874
7,700	Westrock Coffee Co.*	31,339

		9,395,091

Gas Utilities – 0.1%
3,301	Atmos Energy Corp.	553,347
1,363	Chesapeake Utilities Corp.	170,048
10,031	MDU Resources Group, Inc.	195,805
3,136	National Fuel Gas Co.	251,068
3,655	New Jersey Resources Corp.	168,568
3,991	Northwest Natural Holding Co.	186,539
2,264	ONE Gas, Inc.	174,894
3	RGC Resources, Inc.	64
1,812	Southwest Gas Holdings, Inc.	144,996
2,687	Spire, Inc.	222,215
22,321	Star Group LP	264,281
9,123	UGI Corp.	341,474

		2,673,299

Ground Transportation – 0.4%
407	Avis Budget Group, Inc.*	52,226
2,646	Covenant Logistics Group, Inc.	58,318
35,402	CSX Corp.	1,283,322
4,562	FTAI Infrastructure, Inc.	21,031
7,082	Heartland Express, Inc.	63,950
6,687	Hertz Global Holdings, Inc.*(a)	34,371
637	JB Hunt Transport Services, Inc.	123,795
513	Knight-Swift Transportation Holdings, Inc.	26,820
1,023	Landstar System, Inc.	147,005
10,218	Lyft, Inc. Class A*	197,923
9,675	Marten Transport Ltd.	110,101
4,279	Norfolk Southern Corp.	1,235,433
2,087	Old Dominion Freight Line, Inc.	327,242
3,821	PAMT Corp.*	46,158
60	RXO, Inc.*	758
744	Ryder System, Inc.	142,394
688	Schneider National, Inc. Class B	18,253
54,875	Uber Technologies, Inc.*	4,483,836
516	U-Haul Holding Co.*	26,011
1,032	U-Haul Holding Co.	48,236
42,901	Union Pacific Corp.	9,923,859
1,570	Werner Enterprises, Inc.	47,116
25,025	XPO, Inc.*	3,401,148

		21,819,306

Health Care Equipment & Supplies – 1.2%
102,580	Abbott Laboratories	12,852,248
34,432	Accuray, Inc.*	28,393

The accompanying notes are an integral part of these financial statements.    15

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
1,231	Align Technology, Inc.*	$192,221
9,210	Alphatec Holdings, Inc.*	193,778
8,593	AngioDynamics, Inc.*	110,334
211	Anteris Technologies Global Corp.*	1,053
2,199	Artivion, Inc.*	100,296
4,019	AtriCure, Inc.*	158,992
2,056	Avanos Medical, Inc.*	23,089
7,154	Axogen, Inc.*	234,150
4,104	Baxter International, Inc.	78,427
5,378	Becton Dickinson & Co.	1,043,709
2,116	Beta Bionics, Inc.*	64,475
6,867	Bioventus, Inc. Class A*	51,091
33,463	Boston Scientific Corp.*	3,190,697
29,771	Butterfly Network, Inc.*	113,130
24	CapsoVision, Inc.*	257
43,354	Cerus Corp.*	89,309
6,322	ClearPoint Neuro, Inc.*	86,485
379	CONMED Corp.	15,387
42,010	Cooper Cos., Inc.*	3,443,140
8,404	CVRx, Inc.*	59,668
7,173	Delcath Systems, Inc.*	72,447
1,690	Dentsply Sirona, Inc.	19,317
9,318	Dexcom, Inc.*	618,436
12,863	Edwards Lifesciences Corp.*	1,096,571
5,305	Electromed, Inc.*	154,482
3,389	Embecta Corp.	40,261
5,576	Envista Holdings Corp.*	121,055
40,140	Fractyl Health, Inc.*	88,308
7,631	GE HealthCare Technologies, Inc.	625,895
587	Glaukos Corp.*	66,278
2,196	Globus Medical, Inc. Class A*	191,733
1,267	Haemonetics Corp.*	101,550
4,517	Hologic, Inc.*	336,471
135	ICU Medical, Inc.*	19,260
7,831	IDEXX Laboratories, Inc.*	5,297,906
10,439	Inogen, Inc.*	70,150
1,063	Inspire Medical Systems, Inc.*	98,041
11,144	Insulet Corp.*	3,167,571
722	Integer Holdings Corp.*	56,626
23,817	Intuitive Surgical, Inc.*	13,488,996
3,236	iRadimed Corp.	314,798
1,246	iRhythm Technologies, Inc.*	221,090
2,703	Kestra Medical Technologies Ltd.*	71,684
269	KORU Medical Systems, Inc.*	1,563
3,313	Lantheus Holdings, Inc.*	220,480
1,143	LeMaitre Vascular, Inc.	92,697
59	LENSAR, Inc.*	686
190	Lucid Diagnostics, Inc.*	207
1,130	Masimo Corp.*	146,968
96,242	Medtronic PLC	9,245,007

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
1,321	Merit Medical Systems, Inc.*	$116,433
193	Myomo, Inc.*	176
39,705	Neuronetics, Inc.*	54,793
11,200	NeuroPace, Inc.*	172,928
1,468	Novocure Ltd.*	18,981
1,186	Omnicell, Inc.*	53,726
16,877	OraSure Technologies, Inc.*	40,842
15,479	Orchestra BioMed Holdings, Inc.*	64,238
8,569	Orthofix Medical, Inc.*	129,906
2,676	OrthoPediatrics Corp.*	47,526
5,138	Outset Medical, Inc.*	19,062
1,141	Penumbra, Inc.*	354,748
485	PROCEPT BioRobotics Corp.*	15,258
13	Pro-Dex, Inc.*	500
30,974	Pulmonx Corp.*	68,453
110	Pulse Biosciences, Inc.*(a)	1,510
182	QuidelOrtho Corp.*	5,198
3,581	ResMed, Inc.	862,556
2,539	RxSight, Inc.*	26,456
3,356	Sanara Medtech, Inc.*	78,363
3,298	SANUWAVE Health, Inc.*	98,412
497	Semler Scientific, Inc.*	7,599
5,408	Senseonics Holdings, Inc.*	29,852
6,720	SI-BONE, Inc.*	132,518
19,852	Sight Sciences, Inc.*	157,426
2,884	Solventum Corp.*	228,528
807	STAAR Surgical Co.*	18,634
38,630	Stereotaxis, Inc.*	88,849
13,665	STERIS PLC	3,464,351
7,862	Stryker Corp.	2,763,257
5,790	Tactile Systems Technology, Inc.*	167,910
2,461	Tandem Diabetes Care, Inc.*	54,093
763	Teleflex, Inc.	93,117
428	TransMedics Group, Inc.*	52,066
13,034	Treace Medical Concepts, Inc.*	31,933
47	UFP Technologies, Inc.*	10,435
3,716	Utah Medical Products, Inc.	207,947
3,790	Zimmer Biomet Holdings, Inc.	340,797

		68,256,240

Health Care Providers & Services – 0.9%
9,132	AdaptHealth Corp.*	90,955
807	Addus HomeCare Corp.*	86,664
1,919	agilon health, Inc.*	1,322
11,490	AirSculpt Technologies, Inc.*	22,750
9,137	Alignment Healthcare, Inc.*	180,456
1,867	AMN Healthcare Services, Inc.*	29,424
11,403	Ardent Health, Inc.*	100,688
2,115	Astrana Health, Inc.*	52,473

16     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
2,019	Aveanna Healthcare Holdings, Inc.*	$16,495
8,891	BrightSpring Health Services, Inc.*	332,968
4,846	Brookdale Senior Living, Inc.*	52,288
6,808	Cardinal Health, Inc.	1,399,044
1,583	Castle Biosciences, Inc.*	61,579
5,165	Cencora, Inc.	1,744,479
10,404	Centene Corp.*	428,125
389	Chemed Corp.	166,438
5,577	Cigna Group	1,534,958
28,326	Clover Health Investments Corp.*	66,566
514	Community Health Systems, Inc.*	1,604
4,373	Concentra Group Holdings Parent, Inc.	86,061
1,567	CorVel Corp.*	106,039
8,501	Cross Country Healthcare, Inc.*	68,858
28,211	CVS Health Corp.	2,238,825
1,185	DaVita, Inc.*	134,628
7,237	DocGo, Inc.*	6,353
4,602	Elevance Health, Inc.	1,613,231
2,832	Encompass Health Corp.	300,588
7,237	Enhabit, Inc.*	66,725
1,638	Ensign Group, Inc.	285,340
1,975	Fulgent Genetics, Inc.*	51,883
877	GeneDx Holdings Corp.*	114,063
2,918	Guardant Health, Inc.*	298,044
5,224	Guardian Pharmacy Services, Inc. Class A*	157,190
13,684	HCA Healthcare, Inc.	6,388,512
2,060	HealthEquity, Inc.*	188,717
46,284	Henry Schein, Inc.*	3,498,145
3,643	Hims & Hers Health, Inc.*	118,288
1,302	Hinge Health, Inc. Class A*	60,478
2,354	Humana, Inc.	602,930
9,737	InfuSystem Holdings, Inc.*	87,341
18,212	Innovage Holding Corp.*	94,520
15,912	Joint Corp.*	138,753
2,262	Labcorp Holdings, Inc.	567,491
4,610	LifeStance Health Group, Inc.*	32,454
3,608	McKesson Corp.	2,959,606
1,644	Molina Healthcare, Inc.*	285,300
95	Nano-X Imaging Ltd.*	266
465	National HealthCare Corp.	63,747
9,533	National Research Corp.	178,934
76	NeoGenomics, Inc.*	894
1,042	Nutex Health, Inc.*	171,534
36	Omada Health, Inc.*	568
27,088	Oncology Institute, Inc.*	96,433
35,059	OPKO Health, Inc.*	44,174

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
5,434	Option Care Health, Inc.*	$173,127
8,815	Owens & Minor, Inc.*	24,682
255	PACS Group, Inc.*	9,789
11,306	Pediatrix Medical Group, Inc.*	241,835
1,049	Pennant Group, Inc.*	29,529
1,929	Privia Health Group, Inc.*	45,737
5,010	Progyny, Inc.*	128,657
3,236	Quest Diagnostics, Inc.	561,543
344	RadNet, Inc.*	24,544
2	SBC Medical Group Holdings, Inc.*	9
5,058	Select Medical Holdings Corp.	75,111
3,997	Sonida Senior Living, Inc.*	130,342
15,476	Strata Critical Medical, Inc.*	74,440
2,912	Surgery Partners, Inc.*	44,990
39,510	Talkspace, Inc.*	143,421
1,649	Tenet Healthcare Corp.*	327,689
600	U.S. Physical Therapy, Inc.	46,854
54,018	UnitedHealth Group, Inc.	17,831,882
961	Universal Health Services, Inc. Class B	209,517
33,609	Viemed Healthcare, Inc.*	249,715

		47,849,602

Health Care REITs – 0.1%
1,542	Alexandria Real Estate Equities, Inc.	75,465
5,626	American Healthcare REIT, Inc.	264,760
5,654	CareTrust REIT, Inc.	204,449
8,981	Community Healthcare Trust, Inc.	147,468
28,756	Diversified Healthcare Trust	139,467
3,460	Global Medical REIT, Inc.	116,740
7,203	Healthcare Realty Trust, Inc.	122,091
8,007	Healthpeak Properties, Inc.	128,753
4,597	LTC Properties, Inc.	158,045
1,752	National Health Investors, Inc.	133,800
5,672	Omega Healthcare Investors, Inc.	251,496
8,694	Sabra Health Care REIT, Inc.	164,664
6,174	Sila Realty Trust, Inc.	143,916
41	Strawberry Fields REIT, Inc.	537
5,043	Universal Health Realty Income Trust	197,736
9,248	Ventas, Inc.	715,610
14,034	Welltower, Inc.	2,604,851

		5,569,848

Health Care Technology – 0.0%
11,481	American Well Corp. Class A*	56,372
798	Claritev Corp.*	34,114

The accompanying notes are an integral part of these financial statements.    17

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Health Care Technology – (continued)
3,659	Doximity, Inc. Class A*	$162,021
239	Evolent Health, Inc. Class A*	956
14,700	GoodRx Holdings, Inc. Class A*	39,837
10,714	Health Catalyst, Inc.*	25,606
4,745	HealthStream, Inc.	109,467
9,045	LifeMD, Inc.*	30,843
3,023	OptimizeRx Corp.*	37,062
3,217	Phreesia, Inc.*	54,432
350	Schrodinger, Inc.*	6,258
2,067	Simulations Plus, Inc.*	37,681
10,491	Teladoc Health, Inc.*	73,437
9,631	TruBridge, Inc.*	212,556
4,051	Veeva Systems, Inc. Class A*	904,305
3,589	Waystar Holding Corp.*	117,540

		1,902,487

Hotel & Resort REITs – 0.0%
2,727	Apple Hospitality REIT, Inc.	32,315
11,084	Braemar Hotels & Resorts, Inc.	31,811
11,134	Chatham Lodging Trust	75,822
6,261	DiamondRock Hospitality Co.	56,099
10,838	Host Hotels & Resorts, Inc.	192,158
2,963	Park Hotels & Resorts, Inc.	30,993
1,904	Pebblebrook Hotel Trust	21,553
2,735	RLJ Lodging Trust	20,376
929	Ryman Hospitality Properties, Inc.	87,902
3,295	Sunstone Hotel Investors, Inc.	29,457
1,319	Xenia Hotels & Resorts, Inc.	18,651

		597,137

Hotels, Restaurants & Leisure – 0.7%
8,641	Accel Entertainment, Inc.*	98,594
10,764	Airbnb, Inc. Class A*	1,460,890
4,426	Aramark	163,142
7,862	Bally’s Corp.*(a)	129,880
436	Biglari Holdings, Inc. Class B*	144,940
1,217	BJ’s Restaurants, Inc.*	47,950
332	Bloomin’ Brands, Inc.	2,048
2,499	Booking Holdings, Inc.	13,382,970
2,237	Boyd Gaming Corp.	190,682
1,720	Brinker International, Inc.*	246,854
214	Caesars Entertainment, Inc.*	5,005
22,598	Carnival Corp.*	690,143
627	Cava Group, Inc.*	36,799
31,930	Century Casinos, Inc.*	42,467
2,012	Cheesecake Factory, Inc.	101,566
31,580	Chipotle Mexican Grill, Inc.*	1,168,460
907	Choice Hotels International, Inc.(a)	86,401
708	Churchill Downs, Inc.	80,556

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
973	Cracker Barrel Old Country Store, Inc.(a)	$24,714
3,212	Darden Restaurants, Inc.	591,072
11,296	Denny’s Corp.*	70,261
1,021	Dine Brands Global, Inc.	32,815
863	Domino’s Pizza, Inc.	359,716
9,222	DoorDash, Inc. Class A*	2,088,599
4,899	DraftKings, Inc. Class A*	168,820
1,716	Dutch Bros, Inc. Class A*	105,054
8,395	El Pollo Loco Holdings, Inc.*	87,812
3,535	Expedia Group, Inc.	1,001,501
2,208	First Watch Restaurant Group, Inc.*	33,297
4,606	Flutter Entertainment PLC*	990,474
5,487	Genius Sports Ltd.*	60,467
4,504	Global Business Travel Group I*	34,456
3,873	Golden Entertainment, Inc.	105,307
2,036	Hilton Grand Vacations, Inc.*	91,111
6,070	Hilton Worldwide Holdings, Inc.	1,743,608
106	Hyatt Hotels Corp. Class A	16,994
9,776	Inspired Entertainment, Inc.*	91,503
98	Jack in the Box, Inc.	1,857
60	Krispy Kreme, Inc.	241
247	Kura Sushi USA, Inc. Class A*	12,926
7,461	Las Vegas Sands Corp.	485,637
1,707	Life Time Group Holdings, Inc.*	45,372
3,084	Lindblad Expeditions Holdings, Inc.*	44,471
5,535	Marriott International, Inc. Class A	1,717,178
15,296	McDonald’s Corp.	4,674,917
3,549	MGM Resorts International*	129,503
1,769	Monarch Casino & Resort, Inc.	169,293
2,230	Nathan’s Famous, Inc.	208,661
5,699	Norwegian Cruise Line Holdings Ltd.*	127,202
768	Papa John’s International, Inc.	29,560
2,379	Planet Fitness, Inc. Class A*	258,050
2,601	Portillo’s, Inc. Class A*	11,809
2,574	Pursuit Attractions & Hospitality, Inc.*	86,692
2,134	RCI Hospitality Holdings, Inc.	50,875
16,126	Red Robin Gourmet Burgers, Inc.*	65,310
537	Red Rock Resorts, Inc. Class A	33,267
1,296	Restaurant Brands International, Inc.	88,426
6,552	Royal Caribbean Cruises Ltd.	1,827,484
5,716	Rush Street Interactive, Inc.*	111,062

18     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
22,116	Sabre Corp.*	$30,078
1,871	Serve Robotics, Inc.*(a)	19,421
242	Shake Shack, Inc. Class A*	19,643
2,413	Sharplink Gaming, Inc.*	21,572
477	Six Flags Entertainment Corp.*	7,317
22,072	Starbucks Corp.	1,858,683
991	Super Group SGHC Ltd.	11,842
644	Sweetgreen, Inc. Class A*	4,353
1,626	Texas Roadhouse, Inc.	269,916
2,180	Travel & Leisure Co.	153,755
160	United Parks & Resorts, Inc.*	5,808
454	Vail Resorts, Inc.	60,291
2,832	Viking Holdings Ltd.*	202,233
5,610	Wendy’s Co.	46,731
468	Wingstop, Inc.	111,613
1,394	Wyndham Hotels & Resorts, Inc.	105,331
1,674	Wynn Resorts Ltd.	201,432
3,976	Xponential Fitness, Inc. Class A*	32,722
6,794	Yum! Brands, Inc.	1,027,796

		40,147,258

Household Durables – 0.2%
167	Beazer Homes USA, Inc.*	3,385
240	Cavco Industries, Inc.*	141,778
745	Century Communities, Inc.	44,216
943	Champion Homes, Inc.*	79,684
10,723	Cricut, Inc. Class A	53,079
5,181	DR Horton, Inc.	746,219
45	Dream Finders Homes, Inc. Class A*	770
5,043	Ethan Allen Interiors, Inc.	115,182
510	Flexsteel Industries, Inc.	20,140
50,487	GoPro, Inc. Class A*	71,187
486	Green Brick Partners, Inc.*	30,453
3,010	Hamilton Beach Brands Holding Co. Class A	49,515
145	Helen of Troy Ltd.*	3,081
6,562	Hooker Furnishings Corp.	74,085
437	Installed Building Products, Inc.	113,353
16,457	iRobot Corp.*(a)	1,810
291	KB Home	16,415
2,630	La-Z-Boy, Inc.	98,020
4,224	Legacy Housing Corp.*	82,452
5,173	Leggett & Platt, Inc.	56,903
35,127	Lennar Corp. Class A	3,611,056
7,638	Lifetime Brands, Inc.	30,170
2,204	Lovesac Co.*	32,509
367	M/I Homes, Inc.*	46,958
167	Meritage Homes Corp.	10,989
16,587	Mohawk Industries, Inc.*	1,812,959
63	NVR, Inc.*	459,445

Shares	Description	Value

Common Stocks – (continued)

Household Durables – (continued)
3,942	PulteGroup, Inc.	$462,239
71,231	Purple Innovation, Inc.*	49,185
795	SharkNinja, Inc.*	88,960
1,842	Smith Douglas Homes Corp.*	30,890
5,696	Somnigroup International, Inc.	508,539
3,565	Sonos, Inc.*	62,601
2,727	Taylor Morrison Home Corp.*	160,538
1,575	Toll Brothers, Inc.	212,971
598	TopBuild Corp.*	249,480
8,161	Traeger, Inc.*	8,814
2,592	Tri Pointe Homes, Inc.*	81,570
6,011	Universal Electronics, Inc.*	21,700

		9,743,300

Household Products – 0.2%
4,400	Central Garden & Pet Co. Class A*	128,436
2,654	Central Garden & Pet Co.*	85,326
5,632	Church & Dwight Co., Inc.	472,243
2,693	Clorox Co.	271,535
20,192	Colgate-Palmolive Co.	1,595,572
869	Energizer Holdings, Inc.	17,284
8,397	Kimberly-Clark Corp.	847,173
3,598	Oil-Dri Corp. of America	176,086
49,651	Procter & Gamble Co.	7,115,485
2,255	Reynolds Consumer Products, Inc.	51,685
879	Spectrum Brands Holdings, Inc.	51,931
1,315	WD-40 Co.	258,924

		11,071,680

Independent Power and Renewable Electricity Producers – 0.0%
364	AES Corp.	5,220
2,370	Brookfield Renewable Corp.	90,866
2,966	Clearway Energy, Inc. Class C	98,649
2,322	Clearway Energy, Inc. Class A	72,957
3,558	Hallador Energy Co.*	67,744
3,318	Montauk Renewables, Inc.*	5,541
1,893	Ormat Technologies, Inc.	209,120
526	Talen Energy Corp.*	197,166
8,006	Vistra Corp.	1,291,608

		2,038,871

Industrial Conglomerates – 0.1%
10,901	3M Co.	1,745,250
51	Brookfield Business Corp. Class A	1,830
12,921	Honeywell International, Inc.	2,520,758

		4,267,838

Industrial REITs – 0.1%
5,436	Americold Realty Trust, Inc.	69,907
614	EastGroup Properties, Inc.	109,378

The accompanying notes are an integral part of these financial statements.    19

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Industrial REITs – (continued)
1,561	First Industrial Realty Trust, Inc.	$89,398
5,018	Industrial Logistics Properties Trust	27,800
222	Lineage, Inc.	7,770
1,885	LXP Industrial Trust	93,458
8,411	One Liberty Properties, Inc.	170,659
17,294	Prologis, Inc.	2,207,752
2,268	STAG Industrial, Inc.	83,372
1,176	Terreno Realty Corp.	69,043

		2,928,537

Insurance – 0.8%
1,978	Abacus Global Management, Inc.	16,912
10,251	Aflac, Inc.	1,130,378
6,610	Allstate Corp.	1,375,872
8,110	American Coastal Insurance Corp.	102,429
2,317	American Financial Group, Inc.	316,688
13,644	American International Group, Inc.	1,167,244
4,130	AMERISAFE, Inc.	158,633
5,569	Aon PLC Class A	1,965,189
8,162	Arch Capital Group Ltd.*	782,899
22,626	Arthur J Gallagher & Co.	5,855,383
3,667	Aspen Insurance Holdings Ltd. Class A*	136,046
1,520	Assurant, Inc.	366,092
2,174	Assured Guaranty Ltd.	195,377
16,671	Aviva PLC	153,289
3,647	Axis Capital Holdings Ltd.	390,557
437	Baldwin Insurance Group, Inc.*	10,501
3,443	Bowhead Specialty Holdings, Inc.*	98,263
2,123	Brighthouse Financial, Inc.*	137,549
5,366	Brown & Brown, Inc.	427,670
4,145	Cincinnati Financial Corp.	676,961
11,826	Citizens, Inc.*(a)	57,120
3,015	CNA Financial Corp.	143,936
3,570	CNO Financial Group, Inc.	151,618
8,640	Crawford & Co. Class A	97,200
9,998	Donegal Group, Inc. Class A	199,760
19,823	eHealth, Inc.*	91,186
2,547	Employers Holdings, Inc.	109,954
452	Erie Indemnity Co. Class A	129,566
8,506	Everest Group Ltd.	2,886,511
3,377	F&G Annuities & Life, Inc.	104,180
7,015	Fidelity National Financial, Inc.	382,949
1,913	First American Financial Corp.	117,535
18,034	Genworth Financial, Inc.*	162,847

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
3,251	Global Indemnity Group LLC Class A	$92,328
3,315	Globe Life, Inc.	463,636
119	Goosehead Insurance, Inc. Class A	8,764
11,270	Greenlight Capital Re Ltd. Class A*	164,317
7,415	Hagerty, Inc. Class A*	99,658
7,348	Hamilton Insurance Group Ltd. Class B*	205,009
1,870	Hanover Insurance Group, Inc.	341,780
7,435	Hartford Insurance Group, Inc.	1,024,543
1,245	HCI Group, Inc.	238,654
4,294	Heritage Insurance Holdings, Inc.*	125,642
2,395	Hippo Holdings, Inc.*	72,042
4,460	Horace Mann Educators Corp.	205,963
490	Investors Title Co.	122,324
8,085	James River Group Holdings, Inc.	51,421
1,567	Kemper Corp.	63,526
13	Kestrel Group Ltd.*	133
7,434	Kingstone Cos., Inc.	125,114
14,834	Kingsway Financial Services, Inc.*	199,517
490	Kinsale Capital Group, Inc.	191,649
1,425	Lemonade, Inc.*	101,432
7,116	Lincoln National Corp.	316,875
5,146	Loews Corp.	541,925
393	Markel Group, Inc.*	844,812
10,962	Marsh & McLennan Cos., Inc.	2,033,670
15,387	MBIA, Inc.*	110,171
2,203	Mercury General Corp.	207,214
12,895	MetLife, Inc.	1,017,931
13,247	NI Holdings, Inc.*	176,185
2,759	Octave Specialty Group, Inc.*	21,465
9,500	Old Republic International Corp.	433,580
1,207	Oscar Health, Inc. Class A*	17,345
1,049	Palomar Holdings, Inc.*	141,363
1,009	Primerica, Inc.	260,685
4,861	Principal Financial Group, Inc.	428,789
9,168	ProAssurance Corp.*	221,499
39,742	Progressive Corp.	9,050,048
6,845	Prudential Financial, Inc.	772,664
1,128	Reinsurance Group of America, Inc.	229,503
1,536	RenaissanceRe Holdings Ltd.	431,862
2,591	RLI Corp.	165,772
1,291	Root, Inc. Class A*	93,249
2,129	Ryan Specialty Holdings, Inc.	109,920
1,593	Safety Insurance Group, Inc.	124,111

20     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
2,158	Selective Insurance Group, Inc.	$180,560
896	Selectquote, Inc.*	1,263
8,671	SiriusPoint Ltd.*	189,808
2,308	Skyward Specialty Insurance Group, Inc.*	117,962
11,721	Slide Insurance Holdings, Inc.*	228,325
756	Stewart Information Services Corp.	53,117
3,401	Tiptree, Inc.	62,136
5,563	Travelers Cos., Inc.	1,613,604
231	Trupanion, Inc.*	8,632
2,337	TWFG, Inc.*	67,235
5,454	United Fire Group, Inc.	198,253
4,900	Universal Insurance Holdings, Inc.	165,620
5,806	Unum Group	449,965
9,411	W.R. Berkley Corp.	659,899
75	White Mountains Insurance Group Ltd.	155,852
1,961	Willis Towers Watson PLC	644,385

		46,543,000

Interactive Media & Services – 3.0%
124,572	Alphabet, Inc. Class C	39,090,694
144,454	Alphabet, Inc. Class A	45,214,102
2,052	Angi, Inc.*	26,532
21,565	Arena Group Holdings, Inc.*	86,260
9,271	Bumble, Inc. Class A*	33,098
3,160	Cargurus, Inc.*	121,186
408	Cars.com, Inc.*	4,978
2,347	EverQuote, Inc. Class A*	63,369
47,895	fuboTV, Inc. Class A*	120,695
9,697	Grindr, Inc.*	131,297
1,428	IAC, Inc.*	55,835
76,293	Match Group, Inc.	2,463,501
3,413	MediaAlpha, Inc. Class A*	44,198
120,593	Meta Platforms, Inc. Class A	79,602,233
9,470	Nextdoor Holdings, Inc.*	19,887
13,736	Pinterest, Inc. Class A*	355,625
854	QuinStreet, Inc.*	12,272
2,588	Reddit, Inc. Class A*	594,904
620	Rumble, Inc.*(a)	3,918
1,266	Shutterstock, Inc.	24,181
11,854	Snap, Inc. Class A*	95,662
19,469	Taboola.com Ltd.*	89,752
8,167	Travelzoo*	58,149
2,274	TripAdvisor, Inc.*	33,109
30,111	TrueCar, Inc.*	68,051
547	Trump Media & Technology Group Corp.*	7,242
5,105	Yelp, Inc.*	155,141
1,059	Ziff Davis, Inc.*	37,224
4,740	ZipRecruiter, Inc. Class A*	18,486

Shares	Description	Value

Common Stocks – (continued)

Interactive Media & Services – (continued)
4,129	ZoomInfo Technologies, Inc.*	$41,992

		168,673,573

IT Services – 0.3%
13,875	Accenture PLC Class A	3,722,663
1,591	Akamai Technologies, Inc.*	138,815
2,657	Amdocs Ltd.	213,915
1,587	Applied Digital Corp.*	38,913
879	ASGN, Inc.*	42,341
6,403	Backblaze, Inc. Class A*	29,838
421	BigBear.ai Holdings, Inc.*(a)	2,273
7,683	Cloudflare, Inc. Class A*	1,514,703
10,228	Cognizant Technology Solutions Corp. Class A	848,924
16,955	Commerce.com, Inc.*	69,855
786	CoreWeave, Inc. Class A*	56,285
90	Crexendo, Inc.*	582
38	CSP, Inc.	475
425	DigitalOcean Holdings, Inc.*	20,451
3,587	DXC Technology Co.*	52,550
463	EPAM Systems, Inc.*	94,859
1,568	Gartner, Inc.*	395,575
587	Globant SA*	38,372
3,301	GoDaddy, Inc. Class A*	409,588
333	Grid Dynamics Holdings, Inc.*	3,007
7,978	Hackett Group, Inc.	156,608
31,842	Information Services Group, Inc.	184,047
19,765	International Business Machines Corp.	5,854,591
3,958	Kyndryl Holdings, Inc.*	105,125
565	MongoDB, Inc.*	237,125
3,304	Okta, Inc.*	285,697
132	Rackspace Technology, Inc.*	128
8,174	Snowflake, Inc.*	1,793,049
2,313	TSS, Inc.*(a)	16,353
5,270	Tucows, Inc. Class A*	118,153
3,147	Twilio, Inc. Class A*	447,629
17,012	Unisys Corp.*	46,953
2,268	VeriSign, Inc.	551,011
359	VTEX Class A*	1,350

		17,491,803

Leisure Products – 0.0%
1,681	Acushnet Holdings Corp.	134,177
845	Brunswick Corp.	62,733
27,839	Clarus Corp.	93,261
5,974	Escalade, Inc.	80,589
7,635	Funko, Inc. Class A*	25,959
2,787	Hasbro, Inc.	228,534
2,773	JAKKS Pacific, Inc.	46,808
2,024	Johnson Outdoors, Inc. Class A	85,919
525	Latham Group, Inc.*	3,334

The accompanying notes are an integral part of these financial statements.    21

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – (continued)
355	Malibu Boats, Inc. Class A*	$10,014
19,035	Marine Products Corp.	166,747
2,445	MasterCraft Boat Holdings, Inc.*	46,235
7,527	Mattel, Inc.*	149,336
10,831	Peloton Interactive, Inc. Class A*	66,719
975	Polaris, Inc.	61,669
10,426	Smith & Wesson Brands, Inc.	102,905
3,770	Sturm Ruger & Co., Inc.	123,090
1,832	YETI Holdings, Inc.*	80,919

		1,568,948

Life Sciences Tools & Services – 0.4%
575	10X Genomics, Inc. Class A*	9,378
4,847	Adaptive Biotechnologies Corp.*	78,715
24,501	Agilent Technologies, Inc.	3,333,851
12,571	Alpha Teknova, Inc.*	47,770
37	Atlantic International Corp.*	49
8,646	Avantor, Inc.*	99,083
409	BioLife Solutions, Inc.*	9,890
274	Bio-Rad Laboratories, Inc. Class A*	83,019
1,174	Bio-Techne Corp.	69,043
661	Charles River Laboratories International, Inc.*	131,856
36,031	Codexis, Inc.*	58,731
949	CryoPort, Inc.*	9,110
12,317	Danaher Corp.	2,819,608
1,938	Ginkgo Bioworks Holdings, Inc.*	16,105
917	ICON PLC*	167,096
2,206	Illumina, Inc.*	289,339
2,347	IQVIA Holdings, Inc.*	529,037
12,627	Lifecore Biomedical, Inc.*	103,289
40,234	MaxCyte, Inc.*	62,363
604	Medpace Holdings, Inc.*	339,237
185	Mesa Laboratories, Inc.	14,523
337	Mettler-Toledo International, Inc.*	469,842
64,558	Nautilus Biotechnology, Inc.*	125,888
8,561	Niagen Bioscience, Inc.*	54,448
33,051	OmniAb, Inc.*	61,144
31,996	Pacific Biosciences of California, Inc.*	59,833
2,009	Personalis, Inc.*	15,992
5,050	Quanterix Corp.*	32,118
54,332	Quantum-Si, Inc.*	59,765
41	Repligen Corp.*	6,718
1,123	Revvity, Inc.	108,650
74,889	Seer, Inc.*	137,047
124	Sotera Health Co.*	2,187
2,619	Standard BioTools, Inc.*	3,352
517	Tempus AI, Inc.*	30,529

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
21,003	Thermo Fisher Scientific, Inc.	$12,170,188
932	Waters Corp.*	354,002
615	West Pharmaceutical Services, Inc.	169,211

		22,132,006

Machinery – 0.6%
16,013	3D Systems Corp.*	28,343
17	Aebi Schmidt Holding AG	215
2,000	AGCO Corp.	208,640
3,509	AirJoule Technologies Corp.*	13,825
676	Alamo Group, Inc.	113,480
57	Albany International Corp. Class A	2,890
1,000	Allison Transmission Holdings, Inc.	97,900
1,298	Astec Industries, Inc.	56,229
2,370	Atmus Filtration Technologies, Inc.	123,027
747	Blue Bird Corp.*	35,109
10,181	Caterpillar, Inc.	5,832,389
1,702	CECO Environmental Corp.*	101,865
1,163	Chart Industries, Inc.*	239,846
26,574	CNH Industrial NV	245,012
955	Crane Co.	176,131
2,829	Cummins, Inc.	1,444,063
5,148	Deere & Co.	2,396,754
2,659	Donaldson Co., Inc.	235,747
4,842	Douglas Dynamics, Inc.	158,091
2,001	Dover Corp.	390,675
5,177	Energy Recovery, Inc.*	69,838
2,480	Enerpac Tool Group Corp.	94,835
430	Enpro, Inc.	92,076
451	Esab Corp.	50,386
815	ESCO Technologies, Inc.	159,243
1,502	Federal Signal Corp.	163,102
1,222	Flowserve Corp.	84,782
4,877	Fortive Corp.	269,259
1,317	Franklin Electric Co., Inc.	125,813
5,658	Gates Industrial Corp. PLC*	121,477
4,347	Gencor Industries, Inc.*	56,337
2,792	Gorman-Rupp Co.	133,318
3,327	Graco, Inc.	272,714
1,794	Graham Corp.*	115,229
188	Greenbrier Cos., Inc.	8,787
699	Hillman Solutions Corp.*	6,053
406	Hyster-Yale, Inc.	12,062
523	IDEX Corp.	93,063
6,632	Illinois Tool Works, Inc.	1,633,462
5,341	Ingersoll Rand, Inc.	423,114
1,338	ITT, Inc.	232,156
1,428	JBT Marel Corp.	215,157
147	Kadant, Inc.	41,898
2,865	L.B. Foster Co. Class A*	77,212

22     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
1,170	Lincoln Electric Holdings, Inc.	$280,379
971	Lindsay Corp.	114,452
5,959	Luxfer Holdings PLC	80,625
6,470	Manitowoc Co., Inc.*	77,575
2,853	Mayville Engineering Co., Inc.*	53,408
27,293	Microvast Holdings, Inc.*	76,420
595	Middleby Corp.*	88,459
1,247	Miller Industries, Inc.	46,600
2,370	Mueller Industries, Inc.	272,076
4,086	Mueller Water Products, Inc. Class A	97,329
438	Nordson Corp.	105,308
4,090	Omega Flex, Inc.	120,410
22,340	Oshkosh Corp.	2,806,574
7,816	Otis Worldwide Corp.	682,728
9,691	PACCAR, Inc.	1,061,261
9,115	Palladyne AI Corp.*(a)	38,830
8,025	Parker-Hannifin Corp.	7,053,654
3,236	Park-Ohio Holdings Corp.	67,762
3,062	Pentair PLC	318,877
1,267	Proto Labs, Inc.*	64,098
646	RBC Bearings, Inc.*	289,686
1,840	REV Group, Inc.	111,890
430	Richtech Robotics, Inc. Class B*	1,389
1,192	Snap-on, Inc.	410,763
894	SPX Technologies, Inc.*	178,854
351	Standex International Corp.	76,265
590	Stanley Black & Decker, Inc.	43,825
6,325	Stratasys Ltd.*	54,901
873	Symbotic, Inc.*	51,944
1,476	Tennant Co.	108,781
747	Terex Corp.	39,875
551	Timken Co.	46,356
573	Titan International, Inc.*	4,487
1,432	Toro Co.	112,727
1,696	Trinity Industries, Inc.	44,842
1,019	Watts Water Technologies, Inc. Class A	281,264
3,249	Westinghouse Air Brake Technologies Corp.	693,499
1,399	Worthington Enterprises, Inc.	72,146
24,464	Xylem, Inc.	3,331,508

		35,913,431

Marine Transportation – 0.0%
17,155	Costamare Bulkers Holdings Ltd.*	264,359
8,633	Costamare, Inc.	136,315
6,061	Genco Shipping & Trading Ltd.	111,704
5,696	Global Ship Lease, Inc. Class A	199,588

Shares	Description	Value

Common Stocks – (continued)

Marine Transportation – (continued)
340	Kirby Corp.*	$37,461
578	Matson, Inc.	71,412
10,649	Pangaea Logistics Solutions Ltd.	73,265
26,592	Safe Bulkers, Inc.	128,173
2,321	Star Bulk Carriers Corp.	44,610

		1,066,887

Media – 0.1%
1,321	AMC Networks, Inc. Class A*	12,576
13,941	Boston Omaha Corp. Class A*	172,450
249	Cable One, Inc.	28,100
17,411	Cardlytics, Inc.*	20,023
1,405	Charter Communications, Inc. Class A*	293,294
25,476	Clear Channel Outdoor Holdings, Inc.	56,302
75,809	Comcast Corp. Class A	2,265,931
2,913	DoubleVerify Holdings, Inc.*	33,325
3,389	EchoStar Corp. Class A*	368,384
87	Emerald Holding, Inc.	389
42,332	Entravision Communications Corp. Class A	124,033
26,209	EW Scripps Co. Class A*	104,574
6,794	Fox Corp. Class A	496,438
5,464	Fox Corp. Class B	354,778
7,961	Gambling.com Group Ltd.*	43,467
7,141	Gray Media, Inc.	34,562
1,197	Ibotta, Inc. Class A*	27,208
32,205	iHeartMedia, Inc. Class A	133,973
2,994	John Wiley & Sons, Inc. Class A	91,706
817	Liberty Broadband Corp. Class C*	39,706
22	Liberty Broadband Corp. Class A*	1,062
3,017	Magnite, Inc.*	48,966
1,784	MNTN, Inc. Class A*(a)	21,301
8,334	National CineMedia, Inc.	32,419
5,098	New York Times Co. Class A	353,903
10,067	News Corp. Class A	262,950
5,262	News Corp. Class B	155,913
10,471	Newsmax, Inc.*	80,941
909	Nexstar Media Group, Inc.	184,572
149	NIQ Global Intelligence PLC*(a)	2,457
3,906	Omnicom Group, Inc.	315,409
17,422	Paramount Skydance Corp. Class B	233,455
1,772	PubMatic, Inc. Class A*	15,718
1,859	Scholastic Corp.	55,082
3,444	Sinclair, Inc.	52,693
5,540	Sirius XM Holdings, Inc.	110,772
19	TechTarget, Inc.*	103

The accompanying notes are an integral part of these financial statements.    23

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
8,448	TEGNA, Inc.	$163,976
2,482	Thryv Holdings, Inc.*	15,016
6,267	Trade Desk, Inc. Class A*	237,895
789	USA TODAY Co., Inc.*	4,063

		7,049,885

Metals & Mining – 0.1%
4,648	Alcoa Corp.	246,995
385	Alpha Metallurgical Resources, Inc.*	76,954
291	American Battery Technology Co.*	972
384	Anglogold Ashanti PLC	32,747
1,911	Century Aluminum Co.*	74,873
14,221	Coeur Mining, Inc.*	253,560
1,821	Commercial Metals Co.	126,050
9,678	Compass Minerals International, Inc.*	190,076
327	Constellium SE*	6,164
1,848	Contango ORE, Inc.*	48,806
74	Critical Metals Corp.*(a)	514
29,014	Dakota Gold Corp.*	164,799
7,048	Evraz PLC*(b)	—
24,471	Freeport-McMoRan, Inc.	1,242,882
3,759	Hecla Mining Co.	72,135
3,254	Idaho Strategic Resources, Inc.*	131,136
2,873	Ivanhoe Electric, Inc.*	45,910
728	Kaiser Aluminum Corp.	83,618
173	Lifezone Metals Ltd.*	739
59	Materion Corp.	7,335
3,601	McEwen, Inc.*	66,654
2,410	Metallus, Inc.*	41,356
1,701	MP Materials Corp.*	85,934
23,882	Newmont Corp.	2,384,618
20,389	NioCorp Developments Ltd.*	108,062
1,754	Novagold Resources, Inc.*	16,347
3,236	Nucor Corp.	527,824
1,571	Olympic Steel, Inc.	67,215
2,611	Perpetua Resources Corp.*	63,212
1,110	Ramaco Resources, Inc. Class A*	19,980
1,294	Reliance, Inc.	373,798
1,282	Royal Gold, Inc.	284,976
3,804	Ryerson Holding Corp.	95,709
1,048	Southern Copper Corp.	150,356
1,795	Steel Dynamics, Inc.	304,163
5,009	SunCoke Energy, Inc.	36,065
15,769	Tredegar Corp.*	113,221
10,028	U.S. Antimony Corp.*	50,341
77	U.S. Gold Corp.*	1,495
10	U.S. Goldmining, Inc.*	88
814	USA Rare Earth, Inc.*(a)	9,687
276	Vox Royalty Corp.	1,308

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
535	Worthington Steel, Inc.	$18,522

		7,627,196

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
5	ACRES Commercial Realty Corp.*	107
14,958	Adamas Trust, Inc.	109,193
22,321	AGNC Investment Corp.	239,281
16,146	Angel Oak Mortgage REIT, Inc.	139,017
17,081	Annaly Capital Management, Inc.	381,931
11,903	Apollo Commercial Real Estate Finance, Inc.	115,221
4,987	Arbor Realty Trust, Inc.	38,699
17,241	ARES Commercial Real Estate Corp.	82,412
7,930	ARMOUR Residential REIT, Inc.	140,282
6,532	Blackstone Mortgage Trust, Inc. Class A	124,957
18,090	BrightSpire Capital, Inc.	101,304
6,126	Chimera Investment Corp.	76,146
13,402	Dynex Capital, Inc.	187,762
10,624	Ellington Financial, Inc.	144,274
11,066	Franklin BSP Realty Trust, Inc.	110,992
29,271	Granite Point Mortgage Trust, Inc.	70,250
19,068	Invesco Mortgage Capital, Inc.	160,362
13,472	KKR Real Estate Finance Trust, Inc.	110,740
11,220	Ladder Capital Corp.	123,308
7,865	MFA Financial, Inc.	73,223
10,536	Nexpoint Real Estate Finance, Inc.	148,347
22,328	Orchid Island Capital, Inc.	160,762
10,558	PennyMac Mortgage Investment Trust	132,503
4,598	Ready Capital Corp.	10,024
15,038	Redwood Trust, Inc.	83,160
22,951	Rithm Capital Corp.	250,166
9,693	Rithm Property Trust, Inc.	160,710
8,916	Starwood Property Trust, Inc.	160,577
15,045	TPG RE Finance Trust, Inc.	129,537
11,768	Two Harbors Investment Corp.	123,564

		3,888,811

Multi-Utilities – 0.1%
5,717	Ameren Corp.	570,900
3,568	Avista Corp.	137,511
2,627	Black Hills Corp.	182,366
14,869	CenterPoint Energy, Inc.	570,077

24     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Multi-Utilities – (continued)
5,876	CMS Energy Corp.	$410,909
7,567	Consolidated Edison, Inc.	751,554
16,851	Dominion Energy, Inc.	987,300
4,344	DTE Energy Co.	560,289
10,385	NiSource, Inc.	433,678
2,874	Northwestern Energy Group, Inc.	185,488
9,556	Public Service Enterprise Group, Inc.	767,347
11,527	Sempra	1,017,719
3,707	Unitil Corp.	179,567
6,925	WEC Energy Group, Inc.	730,310

		7,485,015

Office REITs – 0.0%
7,680	Brandywine Realty Trust	22,426
1,730	BXP, Inc.	116,740
21,106	City Office REIT, Inc.	147,531
3,816	COPT Defense Properties	106,085
3,468	Cousins Properties, Inc.	89,405
2,650	Douglas Emmett, Inc.	29,123
3,619	Easterly Government Properties, Inc.	76,687
3,527	Empire State Realty Trust, Inc. Class A	22,996
38,476	Franklin Street Properties Corp.	36,391
2,304	Highwoods Properties, Inc.	59,489
718	Hudson Pacific Properties, Inc.*	7,776
4,577	JBG SMITH Properties	77,855
3,481	Kilroy Realty Corp.	130,085
5,441	NET Lease Office Properties	140,323
1,162	Orion Properties, Inc.	2,626
9,489	Peakstone Realty Trust	136,167
2,890	Piedmont Realty Trust, Inc.	24,103
15,010	Postal Realty Trust, Inc. Class A	242,261
337	SL Green Realty Corp.	15,458
4,231	Vornado Realty Trust	140,808

		1,624,335

Oil, Gas & Consumable Fuels – 1.0%
30,982	Aemetis, Inc.*	43,065
7,607	Amplify Energy Corp.*	34,764
10,222	Antero Midstream Corp.	181,849
8,080	Antero Resources Corp.*	278,437
5,932	APA Corp.	145,097
2,834	Ardmore Shipping Corp.	30,012
180	BKV Corp.*	4,887
1,712	California Resources Corp.	76,544
49	Calumet, Inc.*	974
344	Centrus Energy Corp. Class A*	83,509
5,286	Cheniere Energy, Inc.	1,027,546

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
40,054	Chevron Corp.	$6,104,630
975	Chord Energy Corp.	90,382
1,827	Civitas Resources, Inc.	49,493
5,443	CNX Resources Corp.*	200,139
3,580	Comstock Resources, Inc.*	82,984
25,262	ConocoPhillips	2,364,776
882	Core Natural Resources, Inc.	78,066
14,523	Coterra Energy, Inc.	382,245
192	CVR Energy, Inc.*	4,884
371	Delek U.S. Holdings, Inc.	11,004
5,478	Devon Energy Corp.	200,659
7,019	DHT Holdings, Inc.	85,702
1,510	Diamondback Energy, Inc.	226,998
446	Dorian LPG Ltd.	10,856
2,331	DT Midstream, Inc.	278,974
12,174	Empire Petroleum Corp.*(a)	37,009
4,849	Energy Fuels, Inc.*	70,504
11,676	EOG Resources, Inc.	1,226,097
10	Epsilon Energy Ltd.	46
13,448	EQT Corp.	720,813
31,133	Evolution Petroleum Corp.	110,211
3,119	Excelerate Energy, Inc. Class A	87,488
5,172	Expand Energy Corp.	570,782
205,281	Exxon Mobil Corp.	24,703,516
4,162	FLEX LNG Ltd.*	103,842
3,586	Frontline PLC	78,247
27,798	FutureFuel Corp.	88,676
27,611	Gevo, Inc.*	55,222
14,375	Granite Ridge Resources, Inc.	67,562
710	Gulfport Energy Corp.*	147,673
2,420	HF Sinclair Corp.	111,514
5,321	Infinity Natural Resources, Inc. Class A*	78,378
105	International Seaways, Inc.	5,098
39,688	Kinder Morgan, Inc.	1,091,023
339	Kinetik Holdings, Inc.	12,221
39	Kolibri Global Energy, Inc.*	153
3,303	Lightbridge Corp.*	41,750
2,375	Magnolia Oil & Gas Corp. Class A	51,989
5,727	Marathon Petroleum Corp.	931,382
1,541	Matador Resources Co.	65,400
3,077	Murphy Oil Corp.	96,156
4,693	Navigator Holdings Ltd.	81,283
3,068	NextDecade Corp.*	16,168
22,225	NextNRG, Inc.*(a)	32,226
38,733	Nordic American Tankers Ltd.	133,241
13,238	Occidental Petroleum Corp.	544,347
10,000	ONEOK, Inc.	735,000
5,022	Ovintiv, Inc.	196,812
2,497	Par Pacific Holdings, Inc.*	87,745
3,916	Peabody Energy Corp.	116,305
2,165	Permian Resources Corp.	30,375
6,893	Phillips 66	889,473

The accompanying notes are an integral part of these financial statements.    25

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
541	PrimeEnergy Resources Corp.*	$92,511
5,425	Range Resources Corp.	191,285
4,464	REX American Resources Corp.*	144,276
746	Riley Exploration Permian, Inc.	19,694
2,185	Ring Energy, Inc.*	1,901
473	Sable Offshore Corp.*	4,266
10,585	SandRidge Energy, Inc.	152,742
1,454	Scorpio Tankers, Inc.	73,907
11,108	SFL Corp. Ltd.	86,753
401	Summit Midstream Corp.*	10,699
4,352	Talos Energy, Inc.*	47,959
3,252	Tamboran Resources Corp.*	88,552
4,768	Targa Resources Corp.	879,696
19,088	Teekay Corp. Ltd.	172,365
1,068	Teekay Tankers Ltd. Class A	57,053
1,086	Texas Pacific Land Corp.	311,921
2,250	Tsakos Energy Navigation Ltd.	50,445
8,729	Uranium Energy Corp.*	101,955
27,018	Ur-Energy, Inc.*	37,555
16,176	VAALCO Energy, Inc.	58,881
5,690	Valero Energy Corp.	926,275
1,923	Venture Global, Inc. Class A(a)	13,115
26	Verde Clean Fuels, Inc.*	54
699	Viper Energy, Inc. Class A	27,002
4,515	Vitesse Energy, Inc.(a)	86,959
34,130	W&T Offshore, Inc.(a)	55,632
92,638	Williams Cos., Inc.	5,568,470
2,750	World Kinect Corp.	64,432
83	XCF Global, Inc. Class A*	23

		54,820,581

Paper & Forest Products – 0.0%
1,765	Clearwater Paper Corp.*	30,711
418	Louisiana-Pacific Corp.	33,757
835	Magnera Corp.*	12,642
379	Sylvamo Corp.	18,249

		95,359

Passenger Airlines – 0.1%
2,459	Alaska Air Group, Inc.*	123,688
670	Allegiant Travel Co.*	57,131
13,582	American Airlines Group, Inc.*	208,212
1,282	Copa Holdings SA Class A	154,622
11,986	Delta Air Lines, Inc.	831,828
7	flyExclusive, Inc.*	29
356	Frontier Group Holdings, Inc.*	1,677
7,341	Joby Aviation, Inc.*	96,901
1,253	SkyWest, Inc.*	125,814

Shares	Description	Value

Common Stocks – (continued)

Passenger Airlines – (continued)
109,812	Southwest Airlines Co.	$4,538,530
181	Sun Country Airlines Holdings, Inc.*	2,604
6,584	United Airlines Holdings, Inc.*	736,223

		6,877,259

Personal Products – 0.0%
4,026	Beauty Health Co.*	5,596
2,207	BellRing Brands, Inc.*	58,993
22,674	Coty, Inc. Class A*	69,836
893	Edgewell Personal Care Co.	15,226
567	elf Beauty, Inc.*	43,115
2,965	Estee Lauder Cos., Inc. Class A	310,495
24	FitLife Brands, Inc.*	390
13,540	Herbalife Ltd.*	174,531
15,616	Honest Co., Inc.*	40,289
1,343	Interparfums, Inc.	113,927
41,769	Kenvue, Inc.	720,515
11,338	Lifevantage Corp.	69,842
10,677	Medifast, Inc.*	114,030
7,959	Nature’s Sunshine Products, Inc.*	171,755
7,208	Nu Skin Enterprises, Inc. Class A	69,341
2,878	Olaplex Holdings, Inc.*	3,857
2,904	USANA Health Sciences, Inc.*	57,005
15,291	Waldencast PLC Class A*	28,747

		2,067,490

Pharmaceuticals – 1.4%
32,352	Aclaris Therapeutics, Inc.*	97,379
9,295	Alto Neuroscience, Inc.*	165,451
9,613	Amneal Pharmaceuticals, Inc.*	121,124
541	Amphastar Pharmaceuticals, Inc.*	14,488
8,409	Amylyx Pharmaceuticals, Inc.*	101,581
1,253	ANI Pharmaceuticals, Inc.*	98,912
8,978	Aquestive Therapeutics, Inc.*	57,998
41	Arvinas, Inc.*	486
3,598	Assertio Holdings, Inc.*	32,634
37,710	Atea Pharmaceuticals, Inc.*	134,625
9,781	Avadel Pharmaceuticals PLC*	210,780
1,559	Axsome Therapeutics, Inc.*	284,736
54	Biote Corp. Class A*	140
48,338	Bristol-Myers Squibb Co.	2,607,352
13,972	Cassava Sciences, Inc.*	27,665
2,200	Collegium Pharmaceutical, Inc.*	101,860
1,170	Contineum Therapeutics, Inc. Class A*	13,373

26     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
3,828	Corcept Therapeutics, Inc.*	$133,214
9,764	CorMedix, Inc.*(a)	113,555
562	Crinetics Pharmaceuticals, Inc.*	26,161
420	Edgewise Therapeutics, Inc.*	10,422
7,863	Elanco Animal Health, Inc.*	177,940
43,852	Eli Lilly & Co.	47,126,867
261	Enliven Therapeutics, Inc.*	4,019
25,268	Esperion Therapeutics, Inc.*	93,492
8,102	Eton Pharmaceuticals, Inc.*(a)	137,005
11,856	Evolus, Inc.*	78,842
1,822	EyePoint, Inc.*	33,288
2,657	Fulcrum Therapeutics, Inc.*	30,051
2,990	Harmony Biosciences Holdings, Inc.*	111,886
1,189	Harrow, Inc.*	58,261
48,197	Ikena Oncology, Inc.*(b)	—
4,242	Indivior PLC*	152,203
7,278	Innoviva, Inc.*	145,487
1,706	Jazz Pharmaceuticals PLC*	290,020
51,539	Johnson & Johnson	10,665,996
76	Journey Medical Corp.*	586
401	LENZ Therapeutics, Inc.*	6,416
670	Ligand Pharmaceuticals, Inc.*	126,677
2,358	Liquidia Corp.*	81,327
8	Maze Therapeutics, Inc.*	331
45	MediWound Ltd.*	831
52,819	Merck & Co., Inc.	5,559,728
6,437	Mind Medicine MindMed, Inc.*	86,191
225	Nektar Therapeutics*	9,513
4,977	Neumora Therapeutics, Inc.*	8,909
123	Nuvation Bio, Inc.*	1,102
5,319	Ocular Therapeutix, Inc.*	64,573
10,279	Omeros Corp.*(a)	176,542
11,251	Organon & Co.	80,670
8,547	Pacira BioSciences, Inc.*	221,196
3,954	Perrigo Co. PLC	55,040
120,787	Pfizer, Inc.	3,007,596
318	Phathom Pharmaceuticals, Inc.*	5,276
1,821	Phibro Animal Health Corp. Class A	68,032
15,496	Pliant Therapeutics, Inc.*	18,905
2,236	Prestige Consumer Healthcare, Inc.*	137,939
12,209	Royalty Pharma PLC Class A	471,756
22,737	scPharmaceuticals, Inc.*(a)(b)	7,276
9,354	SIGA Technologies, Inc.	57,153
5,133	Supernus Pharmaceuticals, Inc.*	255,110
3,586	Tarsus Pharmaceuticals, Inc.*	293,622
9,110	Theravance Biopharma, Inc.*	170,448
7,399	Third Harmonic Bio, Inc.*(b)	—
14,932	Trevi Therapeutics, Inc.*	186,949

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
3,777	Tvardi Therapeutics, Inc.*	$16,241
25,729	Ventyx Biosciences, Inc.*	232,333
14,960	Veru, Inc.*(a)	32,014
23,915	Viatris, Inc.	297,742
617	WaVe Life Sciences Ltd.*	10,489
23,417	Xeris Biopharma Holdings, Inc.*	183,823
16,025	Zevra Therapeutics, Inc.*	143,584
11,440	Zoetis, Inc.	1,439,381

		76,974,594

Professional Services – 0.3%
1,786	Alight, Inc. Class A	3,483
2,133	Amentum Holdings, Inc.*	61,857
10,111	Asure Software, Inc.*	95,246
10,800	Automatic Data Processing, Inc.	2,778,084
4,666	Barrett Business Services, Inc.	168,956
2,892	BlackSky Technology, Inc.*	54,225
2,954	Booz Allen Hamilton Holding Corp.	249,199
3,383	Broadridge Financial Solutions, Inc.	754,984
576	CACI International, Inc. Class A*	306,898
588	CBIZ, Inc.*	29,665
20,704	Clarivate PLC*	69,151
2,120	Concentrix Corp.	88,150
12,825	Conduent, Inc.*	24,624
692	CRA International, Inc.	138,881
3,475	CSG Systems International, Inc.	266,498
392	Dayforce, Inc.*	27,111
5,677	DLH Holdings Corp.*	32,075
1,778	Equifax, Inc.	385,790
5,866	ExlService Holdings, Inc.*	248,953
1,762	Exponent, Inc.	122,388
336	First Advantage Corp.*	4,882
8,307	FiscalNote Holdings, Inc.*(a)	12,211
7,963	Forrester Research, Inc.*	64,660
3,713	Franklin Covey Co.*	62,304
760	FTI Consulting, Inc.*	129,831
6,885	HireQuest, Inc.	72,361
1,032	Huron Consulting Group, Inc.*	178,443
6,545	IBEX Holdings Ltd.*	249,888
682	ICF International, Inc.	58,175
516	Innodata, Inc.*	26,290
950	Insperity, Inc.	36,784
2,468	Jacobs Solutions, Inc.	326,911
1,467	KBR, Inc.	58,973
2,262	Kelly Services, Inc. Class A	19,906
3,403	Kforce, Inc.	105,221
1,391	Korn Ferry	91,834
8,475	Legalzoom.com, Inc.*	84,157

The accompanying notes are an integral part of these financial statements.    27

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
15,363	Leidos Holdings, Inc.	$2,771,485
27	ManpowerGroup, Inc.	803
1,574	Maximus, Inc.	135,868
4,651	Mistras Group, Inc.*	58,835
977	Parsons Corp.*	60,379
6,961	Paychex, Inc.	780,885
1,293	Paycom Software, Inc.	206,052
970	Paylocity Holding Corp.*	147,925
5,408	Planet Labs PBC*	106,646
31	RCM Technologies, Inc.*	634
1,854	Resolute Holdings Management, Inc.*	382,721
17,166	Resources Connection, Inc.	86,517
2,442	Robert Half, Inc.	66,325
1,027	Science Applications International Corp.	103,378
2,733	Skillsoft Corp.*	25,417
9,511	Spire Global, Inc.*(a)	71,332
4,917	SS&C Technologies Holdings, Inc.	429,844
3,435	TaskUS, Inc. Class A*	40,499
1,084	TIC Solutions, Inc.*	10,959
1,323	TransUnion	113,447
529	TriNet Group, Inc.	31,280
12,297	TrueBlue, Inc.*	55,951
1,363	TTEC Holdings, Inc.*	4,907
3,057	UL Solutions, Inc. Class A	241,075
6,370	Upwork, Inc.*	126,253
3,474	Verisk Analytics, Inc.	777,099
3,988	Verra Mobility Corp.*	89,371
1,470	Willdan Group, Inc.*	152,380

		14,567,316

Real Estate Management & Development – 0.1%
6,241	CBRE Group, Inc. Class A*	1,003,490
24,490	Compass, Inc. Class A*	258,859
59,584	CoStar Group, Inc.*	4,006,428
30,679	Douglas Elliman, Inc.*	72,709
4,798	eXp World Holdings, Inc.	43,422
28,564	Five Point Holdings LLC Class A*	159,673
1,794	Forestar Group, Inc.*	44,186
7,896	FRP Holdings, Inc.*	179,950
746	Howard Hughes Holdings, Inc.*	59,508
969	Jones Lang LaSalle, Inc.*	326,039
5,017	Kennedy-Wilson Holdings, Inc.	48,514
539	Landbridge Co. LLC Class A	26,406
3,006	Marcus & Millichap, Inc.	82,034
4,303	Maui Land & Pineapple Co., Inc.*	72,893
849	Newmark Group, Inc. Class A	14,722
17,185	Opendoor Technologies, Inc.*	100,189

Shares	Description	Value

Common Stocks – (continued)

Real Estate Management & Development – (continued)
1,175	RE/MAX Holdings, Inc. Class A*	$8,918
10,914	Real Brokerage, Inc.*	39,836
8,155	RMR Group, Inc. Class A	121,510
2,548	Seaport Entertainment Group, Inc.*	50,374
29,338	Seritage Growth Properties Class A*	95,349
2,247	St. Joe Co.	133,404
13,274	Star Holdings*	109,245
2,888	Stratus Properties, Inc.*	69,832
12,118	Tejon Ranch Co.*	191,101
3,294	Transcontinental Realty Investors, Inc.*	193,094
3,446	Zillow Group, Inc. Class C*	235,086
1,304	Zillow Group, Inc. Class A*	88,972

		7,835,743

Residential REITs – 0.1%
4,953	American Homes 4 Rent Class A	158,991
23,220	Apartment Investment & Management Co. Class A	137,927
2,022	AvalonBay Communities, Inc.	366,609
11,176	BRT Apartments Corp.	164,287
1,505	Camden Property Trust	165,670
2,698	Centerspace	180,011
6	Clipper Realty, Inc.	23
7,371	Elme Communities	128,255
2,433	Equity LifeStyle Properties, Inc.	147,464
4,632	Equity Residential	292,001
670	Essex Property Trust, Inc.	175,326
3,843	Independence Realty Trust, Inc.	67,176
6,230	Invitation Homes, Inc.	173,132
1,561	Mid-America Apartment Communities, Inc.	216,838
2,920	NexPoint Residential Trust, Inc.	87,892
2,583	Sun Communities, Inc.	320,060
3,238	UDR, Inc.	118,770
11,210	UMH Properties, Inc.	178,351
6,207	Veris Residential, Inc.	92,360

		3,171,143

Retail REITs – 0.1%
3,381	Acadia Realty Trust	69,446
2,475	Agree Realty Corp.	178,274
685	Alexander’s, Inc.	149,289
6,072	Brixmor Property Group, Inc.	159,208
4,115	CBL & Associates Properties, Inc.	152,255
3,951	Curbline Properties Corp.	91,703

28     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Retail REITs – (continued)
839	Federal Realty Investment Trust	$84,571
10,612	FrontView REIT, Inc.	156,633
5,345	Getty Realty Corp.	146,293
3,839	InvenTrust Properties Corp.	108,298
10,114	Kimco Realty Corp.	205,011
2,751	Kite Realty Group Trust	65,941
10,233	NETSTREIT Corp.	180,510
2,856	NNN REIT, Inc.	113,183
2,753	Phillips Edison & Co., Inc.	97,924
17,642	Realty Income Corp.	994,479
3,121	Regency Centers Corp.	215,443
4,605	Saul Centers, Inc.	145,196
6,436	Simon Property Group, Inc.	1,191,368
9,804	SITE Centers Corp.	62,942
4,174	Tanger, Inc.	139,286
4,782	Urban Edge Properties	91,767
12,502	Whitestone REIT	173,653

		4,972,673

Semiconductors & Semiconductor Equipment – 4.4%
365	ACM Research, Inc. Class A*	14,399
115,642	Advanced Micro Devices, Inc.*	24,765,891
832	Aehr Test Systems*	16,798
4,041	Aeluma, Inc.*	69,384
253	Ambarella, Inc.*	17,923
19	Ambiq Micro, Inc.*	542
9,272	Analog Devices, Inc.	2,514,566
54,581	Applied Materials, Inc.	14,026,771
2,212	Astera Labs, Inc.*	367,988
24,111	Atomera, Inc.*	53,285
15	Axcelis Technologies, Inc.*	1,205
8,780	AXT, Inc.*	143,553
927	Blaize Holdings, Inc.*(a)	1,808
123,275	Broadcom, Inc.	42,665,478
2,086	CEVA, Inc.*	44,891
511	Cirrus Logic, Inc.*	60,554
922	Credo Technology Group Holding Ltd.*	132,667
59	Diodes, Inc.*	2,911
1,675	Enphase Energy, Inc.*	53,684
153	Entegris, Inc.	12,890
432	First Solar, Inc.*	112,851
362	FormFactor, Inc.*	20,192
47,342	GCT Semiconductor Holding, Inc.*(a)	56,810
1,518	GLOBALFOUNDRIES, Inc.*	53,009
161	Impinj, Inc.*	28,016
463	indie Semiconductor, Inc. Class A*	1,634
77,583	Intel Corp.*	2,862,813
9,420	KLA Corp.	11,446,054
35,008	Kopin Corp.*	81,919

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
187	Kulicke & Soffa Industries, Inc.	$8,520
33,789	Lam Research Corp.	5,784,001
1,085	Lattice Semiconductor Corp.*	79,834
484	MACOM Technology Solutions Holdings, Inc.*	82,900
12,617	Marvell Technology, Inc.	1,072,193
98	MaxLinear, Inc.*	1,708
3,433	Microchip Technology, Inc.	218,751
21,294	Micron Technology, Inc.	6,077,521
232	MKS, Inc.	37,074
862	Monolithic Power Systems, Inc.	781,282
987	Navitas Semiconductor Corp.*	7,047
2,040	NVE Corp.	121,033
616,448	NVIDIA Corp.	114,967,552
2,893	ON Semiconductor Corp.*	156,656
68	Onto Innovation, Inc.*	10,734
2,357	PDF Solutions, Inc.*	67,245
724	Penguin Solutions, Inc.*	14,161
415	Power Integrations, Inc.	14,749
2,815	Qnity Electronics, Inc. Class W/I	229,845
726	Qorvo, Inc.*	61,354
23,467	QUALCOMM, Inc.	4,014,030
1,482	Rambus, Inc.*	136,181
3,953	Rigetti Computing, Inc.*	87,559
542	Semtech Corp.*	39,940
201	Silicon Laboratories, Inc.*	26,271
179	SiTime Corp.*	63,221
163	SkyWater Technology, Inc.*	2,960
1,335	Skyworks Solutions, Inc.	84,652
21	Synaptics, Inc.*	1,554
1,103	Teradyne, Inc.	213,497
65,482	Texas Instruments, Inc.	11,360,472
19	Ultra Clean Holdings, Inc.*	481
48	Universal Display Corp.	5,605

		245,461,069

Software – 4.9%
21,227	8x8, Inc.*	41,817
8,920	A10 Networks, Inc.	157,795
1,037	ACI Worldwide, Inc.*	49,579
762	Adeia, Inc.	13,145
32,310	Adobe, Inc.*	11,308,177
401	Agilysys, Inc.*	47,655
98	Airship AI Holdings, Inc.*	283
1,632	Alarm.com Holdings, Inc.*	83,265
424	Alkami Technology, Inc.*	9,782
4,752	Amplitude, Inc. Class A*	55,028
792	Appfolio, Inc. Class A*	184,259
2,079	Appian Corp. Class A*	73,638
6,468	AppLovin Corp. Class A*	4,358,268
9,591	Arteris, Inc.*	148,660

The accompanying notes are an integral part of these financial statements.    29

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
2,672	Asana, Inc. Class A*	$36,633
3,694	Atlassian Corp. Class A*	598,945
4,926	AudioEye, Inc.*	49,211
5,793	Aurora Innovation, Inc.*	22,245
5,943	Autodesk, Inc.*	1,759,187
4,275	AvePoint, Inc.*	59,380
4,933	Bentley Systems, Inc. Class B	188,268
1,154	Bill Holdings, Inc.*	62,939
925	Bit Digital, Inc.*	1,748
558	Bitdeer Technologies Group Class A*	6,255
609	Blackbaud, Inc.*	38,562
1,160	BlackLine, Inc.*	64,136
17,927	Blend Labs, Inc. Class A*	54,498
5,967	Box, Inc. Class A*	178,473
1,211	Braze, Inc. Class A*	41,525
763	C3.ai, Inc. Class A*	10,285
7,367	Cadence Design Systems, Inc.*	2,302,777
6,448	CCC Intelligent Solutions Holdings, Inc.*	51,262
1,803	Cerence, Inc.*	19,274
13	Chaince Digital Holdings, Inc.*	65
404	Circle Internet Group, Inc.*	32,037
3,379	Clear Secure, Inc. Class A	118,535
2,127	Clearwater Analytics Holdings, Inc. Class A*	51,303
853	Commvault Systems, Inc.*	106,932
1,740	Confluent, Inc. Class A*	52,618
1,842	Consensus Cloud Solutions, Inc.*	40,192
1,802	Core Scientific, Inc.*	26,237
6,431	Crowdstrike Holdings, Inc. Class A*	3,014,596
27,677	CS Disco, Inc.*	214,774
114	Daily Journal Corp.*	55,554
7,591	Datadog, Inc. Class A*	1,032,300
8,412	Digimarc Corp.*	55,183
6,817	Digital Turbine, Inc.*	34,085
5,230	Docusign, Inc.*	357,732
1,629	Dolby Laboratories, Inc. Class A	104,614
6,363	Domo, Inc. Class B*	53,640
7,005	Dropbox, Inc. Class A*	194,739
4,133	D-Wave Quantum, Inc.*	108,078
6,045	Dynatrace, Inc.*	261,990
13,804	eGain Corp.*	142,043
1,077	Elastic NV*	81,249
1,585	EverCommerce, Inc.*(a)	19,194
1,502	Exodus Movement, Inc. Class A*(a)	22,215
16,447	Expensify, Inc. Class A*	24,835
466	Fair Isaac Corp.*	787,829
475	Five9, Inc.*	9,524

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
16,569	Fortinet, Inc.*	$1,315,744
2,081	Freshworks, Inc. Class A*	25,492
129,018	Gen Digital, Inc.	3,507,999
1,753	Gitlab, Inc. Class A*	65,790
2,004	Guidewire Software, Inc.*	402,824
1,020	HubSpot, Inc.*	409,326
4,549	I3 Verticals, Inc. Class A*	114,589
676	Intapp, Inc.*	30,974
906	InterDigital, Inc.	288,452
18,959	Intuit, Inc.	12,558,821
449	Jamf Holding Corp.*	5,841
1,658	JFrog Ltd.*	103,559
61,008	Kaltura, Inc.*	100,053
1,515	Klaviyo, Inc. Class A*	49,192
1,101	Life360, Inc.*	70,618
3,178	LiveRamp Holdings, Inc.*	93,338
983	Manhattan Associates, Inc.*	170,364
311,993	Microsoft Corp.	150,886,055
7,402	Mitek Systems, Inc.*	78,091
245	nCino, Inc.*	6,282
1,809	NCR Voyix Corp.*	18,452
3,581	NextNav, Inc.*	59,588
4,720	Nutanix, Inc. Class A*	243,977
27,829	ON24, Inc.*	221,519
4,466	OneSpan, Inc.	57,343
15,495	Ooma, Inc.*	181,756
44,513	Oracle Corp.	8,676,029
773	Pagaya Technologies Ltd. Class A*	16,156
1,371	PagerDuty, Inc.*	17,974
56,855	Palantir Technologies, Inc. Class A*	10,105,976
52,565	Palo Alto Networks, Inc.*	9,682,473
438	PAR Technology Corp.*	15,891
2,699	Pegasystems, Inc.	161,184
721	Porch Group, Inc.*	6,583
1,577	Procore Technologies, Inc.*	114,711
1,056	Progress Software Corp.*	45,366
2,555	PTC, Inc.*	445,107
512	Q2 Holdings, Inc.*	36,946
942	Qualys, Inc.*	125,192
810	Rapid7, Inc.*	12,312
2,989	Red Violet, Inc.	170,224
59,904	Rekor Systems, Inc.*	82,668
9,756	ReposiTrak, Inc.(a)	120,682
912	Rezolve AI PLC*(a)	2,344
30,951	Rimini Street, Inc.*	120,090
2,572	RingCentral, Inc. Class A*	74,279
1,320	Riot Platforms, Inc.*	16,724
72,777	Roadzen, Inc.*	175,393
2,139	Roper Technologies, Inc.	952,133
1,961	Rubrik, Inc. Class A*	149,977
60,639	Salesforce, Inc.	16,063,877
3,690	Samsara, Inc. Class A*	130,811

30     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
3,724	SEMrush Holdings, Inc. Class A*	$44,278
1,979	SentinelOne, Inc. Class A*	29,685
77,120	ServiceNow, Inc.*	11,814,013
315	ServiceTitan, Inc. Class A*	33,548
10,208	Silvaco Group, Inc.*	41,342
3,519	SoundHound AI, Inc. Class A*(a)	35,084
5,829	SoundThinking, Inc.*	46,807
4,697	Sprinklr, Inc. Class A*	36,543
3,334	Sprout Social, Inc. Class A*	37,574
591	SPS Commerce, Inc.*	52,676
4,712	Strategy, Inc.*	715,988
64	Synchronoss Technologies, Inc.*	548
4,477	Synopsys, Inc.*	2,102,936
1,638	Telos Corp.*	8,354
3,481	Tenable Holdings, Inc.*	81,908
2,475	Teradata Corp.*	75,339
1,667	Terawulf, Inc.*	19,154
4,118	Trimble, Inc.*	322,645
986	Tyler Technologies, Inc.*	447,595
3,345	UiPath, Inc. Class A*	54,825
3,346	Unity Software, Inc.*	147,793
15,728	Upland Software, Inc.*	22,491
2,365	Varonis Systems, Inc.*	77,572
21,909	Veritone, Inc.*	101,877
1,774	Vertex, Inc. Class A*	35,427
3,085	Viant Technology, Inc. Class A*	37,143
6,760	Weave Communications, Inc.*	51,308
64,516	WM Technology, Inc.*	53,232
5,315	Workday, Inc. Class A*	1,141,556
835	Workiva, Inc.*	72,019
16,896	Xperi, Inc.*	99,011
16,321	Yext, Inc.*	131,547
2,658	Zeta Global Holdings Corp. Class A*	54,090
42,118	Zoom Communications, Inc.*	3,634,362
2,350	Zscaler, Inc.*	528,562

		269,855,020

Specialized REITs – 0.3%
12,227	American Tower Corp.	2,146,694
7,810	Crown Castle, Inc.	694,075
2,439	CubeSmart	87,926
6,527	Digital Realty Trust, Inc.	1,009,792
3,225	EPR Properties	160,927
1,797	Equinix, Inc.	1,376,790
2,939	Extra Space Storage, Inc.	382,717
20,894	Farmland Partners, Inc.	202,463
5,360	Four Corners Property Trust, Inc.	123,602

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
3,980	Gaming & Leisure Properties, Inc.	$177,866
19,008	Gladstone Land Corp.	173,923
59,377	Iron Mountain, Inc.	4,925,322
1,876	Lamar Advertising Co. Class A	237,464
2,212	Millrose Properties, Inc.	66,072
1,342	National Storage Affiliates Trust	37,858
3,495	Outfront Media, Inc.	84,230
2,296	PotlatchDeltic Corp.	91,335
2,829	Public Storage	734,125
4,338	Rayonier, Inc.	93,918
1,910	Safehold, Inc.	26,148
1,952	SBA Communications Corp.	377,575
3,537	Smartstop Self Storage REIT, Inc.	109,435
21,527	VICI Properties, Inc.	605,339
7,671	Weyerhaeuser Co.	181,726

		14,107,322

Specialty Retail – 1.2%
14,151	1-800-Flowers.com, Inc. Class A*	55,613
1,838	Abercrombie & Fitch Co. Class A*	231,349
1,533	Academy Sports & Outdoors, Inc.	76,589
1,493	Advance Auto Parts, Inc.	58,675
2,971	American Eagle Outfitters, Inc.	78,345
1,087	America’s Car-Mart, Inc.*	27,458
684	Arhaus, Inc.*	7,668
948	Arko Corp.	4,304
523	Asbury Automotive Group, Inc.*	121,613
653	AutoNation, Inc.*	134,831
1,705	AutoZone, Inc.*	5,782,508
98,262	BARK, Inc.*	59,203
3,552	Barnes & Noble Education, Inc.*	32,643
4,565	Bath & Body Works, Inc.	91,665
2,770	Bed Bath & Beyond, Inc.*	15,124
3,120	Best Buy Co., Inc.	208,822
409	Boot Barn Holdings, Inc.*	72,176
3,677	Buckle, Inc.	196,425
1,963	Build-A-Bear Workshop, Inc.	120,273
1,442	Burlington Stores, Inc.*	416,522
1,501	Caleres, Inc.	18,267
375	Camping World Holdings, Inc. Class A	3,649
2,354	CarMax, Inc.*	90,959
16,683	Carvana Co.*	7,040,560
7,437	Chewy, Inc. Class A*	245,793
12,937	Children’s Place, Inc.*	51,489

The accompanying notes are an integral part of these financial statements.    31

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
3,009	Citi Trends, Inc.*	$125,054
42,813	Destination XL Group, Inc.*	39,367
575	Dick’s Sporting Goods, Inc.	113,833
15,098	Duluth Holdings, Inc. Class B*	31,404
41	Envela Corp.*	549
121	EVgo, Inc.*	352
1,422	Five Below, Inc.*	267,848
1,138	Floor & Decor Holdings, Inc. Class A*	69,293
7,607	GameStop Corp. Class A*	152,749
7,431	Gap, Inc.	190,234
1,008	Genesco, Inc.*	24,968
558	Group 1 Automotive, Inc.	219,461
747	Guess?, Inc.	12,512
5,110	Haverty Furniture Cos., Inc.	119,370
57,860	Home Depot, Inc.	19,909,626
3,495	J Jill, Inc.	47,951
2,756	Lands’ End, Inc.*	40,017
8,846	Leslie’s, Inc.*	14,596
16,322	Lithia Motors, Inc.	5,424,290
12,033	Lowe’s Cos., Inc.	2,901,878
299	MarineMax, Inc.*	7,245
936	Monro, Inc.	18,757
545	Murphy USA, Inc.	219,918
7,677	National Vision Holdings, Inc.*	198,220
295	OneWater Marine, Inc. Class A*	3,192
68,956	O’Reilly Automotive, Inc.*	6,289,477
50,652	Outdoor Holding Co.*	86,615
813	Penske Automotive Group, Inc.	128,690
19,460	Petco Health & Wellness Co., Inc.*	54,683
23,368	PetMed Express, Inc.*	74,778
9,426	RealReal, Inc.*	148,742
1,547	Revolve Group, Inc.*	46,704
16	RH*	2,866
374	RideNow Group, Inc.*	2,064
7,317	Ross Stores, Inc.	1,318,084
8,420	Sally Beauty Holdings, Inc.*	120,069
42	Shoe Carnival, Inc.	709
1,649	Signet Jewelers Ltd.	136,669
4,879	Sleep Number Corp.*	41,276
1,822	Sonic Automotive, Inc. Class A	112,709
26,392	Sportsman’s Warehouse Holdings, Inc.*	38,532
6,895	Stitch Fix, Inc. Class A*	36,199
8,132	ThredUp, Inc. Class A*	51,963
28,563	Tile Shop Holdings, Inc.*(a)	100,542
73,775	TJX Cos., Inc.	11,332,578
14,363	Torrid Holdings, Inc.*	14,053
15,279	Tractor Supply Co.	764,103

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
1,290	Ulta Beauty, Inc.*	$780,463
2,200	Upbound Group, Inc.	38,632
3,881	Urban Outfitters, Inc.*	292,084
3,474	Valvoline, Inc.*	100,954
2,831	Victoria’s Secret & Co.*	153,355
4,361	Warby Parker, Inc. Class A*	95,026
2,089	Wayfair, Inc. Class A*	209,757
2,883	Williams-Sonoma, Inc.	514,875
509	Winmark Corp.	206,114
1,836	Zumiez, Inc.*	47,828

		68,736,400

Technology Hardware, Storage & Peripherals – 3.1%
594,024	Apple, Inc.	161,491,365
6,642	CompoSecure, Inc. Class A*	128,058
2,704	Corsair Gaming, Inc.*	16,062
2,319	CPI Card Group, Inc.*	34,043
41,531	Dell Technologies, Inc. Class C	5,227,922
2,585	Diebold Nixdorf, Inc.*	175,496
6,144	Eastman Kodak Co.*	51,978
17,170	Hewlett Packard Enterprise Co.	412,423
13,072	HP, Inc.	291,244
15,261	Immersion Corp.	103,775
3,293	IonQ, Inc.*	147,757
3,434	NetApp, Inc.	367,747
5,624	Pure Storage, Inc. Class A*	376,864
982	Quantum Computing, Inc.*	10,075
748	Sandisk Corp.*	177,560
3,698	Seagate Technology Holdings PLC	1,018,392
7,670	Super Micro Computer, Inc.*	224,501
3,187	Turtle Beach Corp.*	44,714
5,999	Western Digital Corp.	1,033,448

		171,333,424

Textiles, Apparel & Luxury Goods – 0.1%
209	Birkenstock Holding PLC*	8,548
662	Capri Holdings Ltd.*	16,153
961	Carter’s, Inc.	31,165
1,268	Columbia Sportswear Co.	69,854
1,724	Crocs, Inc.*	147,437
2,782	Deckers Outdoor Corp.*	288,410
6,796	Ermenegildo Zegna NV	69,659
7,083	Figs, Inc. Class A*	80,463
2,707	G-III Apparel Group Ltd.	78,395
276	Gildan Activewear, Inc.	17,239
765	Kontoor Brands, Inc.	46,734
2,996	Levi Strauss & Co. Class A	62,137
2,097	Lululemon Athletica, Inc.*	435,778
4,586	Movado Group, Inc.	94,563
23,447	NIKE, Inc. Class B	1,493,808
1,385	On Holding AG Class A*	64,375
816	Oxford Industries, Inc.	27,907

32     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – (continued)
1,464	PVH Corp.	$98,117
7,517	Ralph Lauren Corp.	2,658,086
737	Rocky Brands, Inc.	21,616
691	Steven Madden Ltd.	28,773
7,091	Superior Group of Cos., Inc.	68,641
6,437	Tapestry, Inc.	822,456
5,336	Under Armour, Inc. Class A*(a)	26,520
5,019	Under Armour, Inc. Class C*	24,091
17,114	Unifi, Inc.*	59,899
23,015	Vera Bradley, Inc.*	55,696
1,908	VF Corp.	34,497
2,333	Wolverine World Wide, Inc.	42,344

		6,973,361

Tobacco – 0.2%
38,544	Altria Group, Inc.	2,222,447
19,521	Ispire Technology, Inc.*	54,659
33,901	Philip Morris International, Inc.	5,437,720
2,112	Turning Point Brands, Inc.	228,941
3,309	Universal Corp.	174,550

		8,118,317

Trading Companies & Distributors – 0.2%
3,107	AerCap Holdings NV	446,662
1,803	Air Lease Corp.	115,807
8,355	Alta Equipment Group, Inc.	38,433
9,441	Applied Industrial Technologies, Inc.	2,424,166
326	BlueLinx Holdings, Inc.*	20,026
226	Boise Cascade Co.	16,634
3,746	Core & Main, Inc. Class A*	194,680
3,411	Custom Truck One Source, Inc.*	19,647
1,016	Distribution Solutions Group, Inc.*	27,828
5,327	DNOW, Inc.*	70,583
658	DXP Enterprises, Inc.*	72,242
3,986	EVI Industries, Inc.	98,215
32,333	Fastenal Co.	1,297,523
20,507	Ferguson Enterprises, Inc.	4,565,473
1,026	FTAI Aviation Ltd.	201,968
925	GATX Corp.	156,880
2,537	Global Industrial Co.	74,131
203	Herc Holdings, Inc.	30,121
7,318	Hudson Technologies, Inc.*	50,128
6,492	Karat Packaging, Inc.	146,524
1,060	McGrath RentCorp	111,226
1,639	MSC Industrial Direct Co., Inc. Class A	137,840
6,382	NPK International, Inc.*	76,073
7,744	QXO, Inc.*	149,382
2,424	Rush Enterprises, Inc. Class A	130,751
29	Rush Enterprises, Inc. Class B	1,632

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – (continued)
687	SiteOne Landscape Supply, Inc.*	$85,573
3,832	Titan Machinery, Inc.*	57,633
280	Transcat, Inc.*	15,884
1,229	United Rentals, Inc.	994,654
521	Watsco, Inc.	175,551
1,048	WESCO International, Inc.	256,383
212	Willis Lease Finance Corp.	28,756
1,175	WW Grainger, Inc.	1,185,634
739	Xometry, Inc. Class A*	43,948

		13,518,591

Transportation Infrastructure* – 0.0%
5,154	Sky Harbour Group Corp.	46,231

Water Utilities – 0.0%
2,219	American States Water Co.	160,833
3,867	American Water Works Co., Inc.	504,643
6,996	Artesian Resources Corp. Class A	221,144
21,080	Cadiz, Inc.*	118,259
2,867	California Water Service Group	124,227
5,402	Consolidated Water Co. Ltd.	190,637
5,098	Essential Utilities, Inc.	195,559
24,068	Global Water Resources, Inc.	203,375
2,582	H2O America	126,492
2,283	Middlesex Water Co.	115,109
17,873	Pure Cycle Corp.*	196,424
7,256	York Water Co.	231,031

		2,387,733

Wireless Telecommunication Services – 0.1%
3,845	Array Digital Infrastructure, Inc.	206,169
4,930	Gogo, Inc.*	22,974
14,909	Spok Holdings, Inc.	196,650
6,417	Telephone & Data Systems, Inc.	263,097
10,406	T-Mobile U.S., Inc.	2,112,834

		2,801,724

TOTAL COMMON STOCKS (Cost $2,017,924,826)		$2,456,299,710

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations(d) – 7.1%

U.S. Treasury Bills
$ 100,000,000	0.000	%(c)	02/17/26	$99,549,091
150,000,000	0.000	(c)	02/24/26	149,218,561

The accompanying notes are an integral part of these financial statements.    33

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(d) – (continued)
$ 150,000,000	0.000%	04/23/26	$148,377,233

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $396,976,692)			$397,144,885

Shares	Description	Value

Exchange Traded Funds – 30.8%
3,427,100	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF(e)	$ 173,513,730
898,900	iShares Convertible Bond ETF	88,541,650
6,635,727	iShares Core MSCI Emerging Markets ETF	446,053,569
376,700	iShares Global Clean Energy ETF(a)	6,189,181
61,000	iShares JP Morgan USD Emerging Markets Bond ETF	5,873,080
2,533,714	State Street Blackstone Senior Loan ETF	104,566,377
734,800	State Street Energy Select Sector SPDR ETF	32,852,908
231,800	State Street Financial Select Sector SPDR ETF	12,695,686
633,500	State Street Health Care Select Sector SPDR ETF	98,065,800
595,100	State Street Industrial Select Sector SPDR ETF	92,311,912
222,000	State Street Materials Select Sector SPDR ETF	10,067,700
497,122	State Street SPDR Bloomberg Convertible Securities ETF(a)	44,343,282
959,500	State Street Technology Select Sector SPDR ETF	138,139,215
140,100	VanEck Fallen Angel High Yield Bond ETF	4,114,037
153,700	Vanguard Real Estate ETF	13,600,913
8,912,200	Vanguard Short-Term Inflation-Protected Securities ETF	440,797,412

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,517,486,369)		$1,711,726,452

Shares	Dividend Rate	Value

Investment Company(e) – 12.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
707,206,834	3.686%	$ 707,206,834

(Cost $707,206,834)

Securities Lending Reinvestment Vehicle(e) – 0.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
50,132,836	3.686%	$ 50,132,836

(Cost $50,132,836)

TOTAL INVESTMENTS – 95.7% (Cost $4,689,727,557)		$5,322,510,717

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%		237,621,070

NET ASSETS – 100.0%		$5,560,131,787

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated issuer.

34     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	CAD	38,810,000	USD	28,298,411	03/18/26	$ 72,551
	CHF	8,650,000	USD	10,928,534	03/18/26	83,137
	CLP	6,654,670,000	USD	7,251,861	03/18/26	146,261
	CZK	334,030,000	USD	16,188,512	03/18/26	79,723
	EUR	15,950,000	USD	18,698,314	03/18/26	115,115
	HUF	2,580,030,000	USD	7,846,581	03/18/26	1,322
	ILS	43,350,000	USD	13,423,743	03/18/26	192,992
	MXN	305,440,000	USD	16,546,025	03/18/26	285,259
	PLN	52,870,000	USD	14,585,029	03/18/26	135,876
	SEK	103,260,000	USD	11,074,788	03/18/26	187,647
	USD	19,065,144	IDR	318,189,620,000	03/25/26	54,561
	USD	32,446,540	JPY	4,982,730,000	03/18/26	420,960
	USD	26,947,544	NZD	46,540,000	03/18/26	72,788
	USD	21,150,324	PHP	1,244,760,000	03/18/26	125,393
	USD	11,839,635	TWD	368,350,000	03/18/26	130,558
	ZAR	241,620,000	USD	14,072,405	03/18/26	437,128

TOTAL						$2,541,271

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	77,040,000	USD	14,190,803	03/18/26	$ (389,125)
	HUF	2,668,500,000	USD	8,120,462	03/18/26	(3,452)
	NOK	70,570,000	USD	7,008,648	03/18/26	(9,721)
	USD	46,271,466	CAD	64,210,000	03/18/26	(667,452)
	USD	26,898,721	INR	2,440,070,000	03/18/26	(54,741)
	USD	16,336,640	KRW	23,830,420,000	03/18/26	(213,297)

TOTAL						$(1,337,788)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	968	03/20/26	$108,839,500	$(775,493)
2 Year U.S. Treasury Notes	431	03/31/26	89,988,086	(23,245)
20 Year U.S. Treasury Bonds	286	03/20/26	33,059,812	(454,345)
3 Month SOFR	4	03/16/27	968,900	(209)
3 Month SOFR	127	03/14/28	30,716,537	(36,368)
3 Month SOFR	65	06/15/27	15,743,812	(10,327)
3 Month SOFR	100	09/14/27	24,213,750	(24,269)
3 Month SOFR	129	12/14/27	31,219,612	(40,949)
3M CORRA	82	06/16/26	14,594,423	(12,840)
3M CORRA	75	09/15/26	13,344,459	(17,727)
3M CORRA	44	12/15/26	7,822,739	(13,204)
5 Year German Euro-Btp	15	03/06/26	2,118,533	5,421
5 Year U.S. Treasury Notes	1,059	03/31/26	115,753,665	(421,576)

The accompanying notes are an integral part of these financial statements.    35

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10 Year Government Bonds	1,019	03/16/26	$74,452,411	$ (97,807)
CAC40 Index	162	01/16/26	15,523,781	99,698
Cattle Feeder	13	03/26/26	2,244,612	74,396
Coffee	18	03/19/26	2,354,062	(176,434)
Copper	72	03/27/26	10,227,600	420,276
DAX Index	29	03/20/26	21,036,374	469,360
Dollar Index	258	03/16/26	25,296,126	(95,173)
E-Mini Nasdaq 100 Index	127	03/20/26	64,660,145	310,477
E-Mini Russell 2000 Index	127	03/20/26	15,862,300	(382,213)
Euro Stoxx 50 Index	3,729	03/20/26	255,971,356	5,671,704
French 10 Year Government Bonds	163	03/06/26	23,099,931	(86,134)
FTSE 100 Index	869	03/20/26	116,445,791	2,528,658
FTSE/JSE Top 40 Index	78	03/19/26	5,150,355	94,408
FTSE/MIB Index	50	03/20/26	13,236,571	236,293
Gold	45	02/25/26	19,534,950	1,153,587
Hang Seng Index	79	01/29/26	13,017,282	(91,735)
HSCEI	146	01/29/26	8,350,817	(25,627)
IBEX 35 Index	60	01/16/26	12,184,121	237,867
ICE 3M Sonia Bonds	74	03/16/27	24,106,679	9,411
Ice 3M Sonia Index	39	09/15/26	12,694,358	2,028
Ice 3M Sonia Index	67	12/15/26	21,824,060	7,982
Ice 3M Sonia Index	76	06/15/27	24,750,528	6,982
Ice 3M Sonia Index	74	09/14/27	24,087,977	1,091
Ice 3M Sonia Index	66	12/14/27	21,473,863	(2,794)
Ice 3M Sonia Index	55	03/14/28	17,886,545	(3,152)
Live Cattle	36	02/27/26	3,335,040	54,274
LME Lead	328	01/19/26	16,240,756	12,574
LME Lead	29	06/15/26	1,481,095	(11,745)
LME Lead	16	08/17/26	824,356	(920)
LME Lead	18	10/19/26	934,020	(23,643)
LME Nickel	263	01/19/26	26,108,909	2,315,997
LME Nickel	36	02/16/26	3,583,470	416,497
LME Nickel	19	04/13/26	1,901,843	57,109
LME Nickel	10	05/18/26	1,004,696	66,324
LME Nickel	40	06/15/26	4,029,559	270,200
LME Nickel	22	08/17/26	2,229,986	149,547
LME Nickel	32	09/14/26	3,253,023	252,072
LME Primary Aluminum	274	01/19/26	20,404,780	1,862,156
LME Primary Aluminum	210	02/16/26	15,680,962	519,749
LME Primary Aluminum	100	05/18/26	7,513,100	936,560
LME Primary Aluminum	80	07/13/26	6,021,000	241,591
LME Zinc	164	01/19/26	12,683,596	289,864
LME Zinc	28	05/18/26	2,187,262	259,030
LME Zinc	39	04/13/26	3,044,106	134,647
LME Zinc	48	03/16/26	3,742,704	359,173
LME Zinc	123	02/16/26	9,563,373	8,686
Low Sulphur Gas Oil	36	02/12/26	2,232,000	(152,091)
MSCI Emerging Markets Index	35	03/20/26	2,469,950	72,631
NY Harbor ULSD	35	01/30/26	3,118,605	(309,679)
Omxs30 Index	548	01/16/26	17,233,444	565,814
S&P 500 E-Mini Index	872	03/20/26	300,513,000	468,820
S&P Mid 400 Emini	24	03/20/26	7,980,480	(123,322)

36     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P Toronto Stock Exchange 60 Index	55	03/19/26	$14,921,788	$ 204,654
Silver	13	03/27/26	4,589,195	1,420,938
Soybean Oil	69	03/13/26	3,613,875	(236,299)
TOPIX Futures	487	03/12/26	106,127,075	745,283
VSTOXX Index	2,030	01/21/26	3,817,050	(311,483)

Total				$19,053,026

Short position contracts:
10 Year U.K. Long Gilt	(83)	03/27/26	(10,222,466)	(14,953)
3 Month SOFR	(87)	12/15/26	(21,063,788)	(14,377)
3 Month SOFR	(156)	06/16/26	(37,629,150)	(23,699)
3 Month SOFR	(157)	09/15/26	(37,950,825)	(13,777)
30 Year German Euro-Buxl	(148)	03/06/26	(19,153,127)	247,648
3M Euribor	(236)	03/16/26	(67,922,329)	30,475
3M Euribor	(157)	06/15/26	(45,185,617)	21,402
3M Euribor	(95)	03/15/27	(27,305,331)	(14,072)
3M Euribor	(112)	12/14/26	(32,212,937)	(11,528)
3M Euribor	(126)	09/14/26	(36,256,212)	1,625
3M Euribor	(95)	06/14/27	(27,285,793)	(12,868)
3M Euribor	(94)	09/13/27	(26,979,242)	(10,817)
3M Euribor	(80)	12/13/27	(22,945,780)	(8,727)
3M SARON	(26)	06/16/26	(8,210,138)	2,040
3M SARON	(24)	09/15/26	(7,579,346)	1,223
3M SARON	(26)	12/15/26	(8,209,317)	(43)
5 Year German Euro-Bobl	(447)	03/06/26	(61,020,520)	39,300
5 Year German Euro-Bund	(896)	03/06/26	(134,328,555)	(355,986)
ASX 90 Day Bank Accepted Bills	(306)	03/12/26	(202,298,636)	140,135
ASX 90 Day Bank Accepted Bills	(352)	06/11/26	(232,641,348)	174,360
ASX 90 Day Bank Accepted Bills	(338)	09/10/26	(223,328,579)	141,881
Brent Crude	(225)	01/30/26	(13,691,250)	281,045
Canada 10 Year Government Bonds	(401)	03/20/26	(35,324,695)	(75,753)
CBOE Volatility Index	(674)	01/21/26	(11,142,905)	720,644
CBOE Volatility Index	(254)	02/18/26	(4,707,636)	630,537
CBOE Volatility Index	(152)	03/18/26	(3,000,176)	123,035
Corn	(256)	03/13/26	(5,635,200)	60,805
Cotton No.2	(214)	03/09/26	(6,876,890)	39,169
Euro-Schatz	(745)	03/06/26	(93,497,207)	39,557
Gasoline RBOB	(27)	01/30/26	(1,944,810)	(5,593)
Ice 3M Sonia Index	(44)	06/16/26	(14,298,115)	968
Japan 10 Year Government Bond	(71)	03/13/26	(60,017,301)	412,999
Lean Hogs	(13)	02/13/26	(442,520)	(19,412)
LME Lead	(328)	01/19/26	(16,240,756)	319,193
LME Lead	(29)	06/15/26	(1,481,095)	7,842
LME Lead	(256)	02/16/26	(12,785,280)	(208,255)
LME Lead	(16)	08/17/26	(824,356)	11,616
LME Lead	(18)	10/19/26	(934,020)	(18,000)
LME Nickel	(263)	01/19/26	(26,108,909)	(2,027,454)
LME Nickel	(203)	02/16/26	(20,206,791)	(1,966,110)
LME Nickel	(19)	04/13/26	(1,901,843)	(124,704)
LME Nickel	(10)	05/18/26	(1,004,696)	(70,767)
LME Nickel	(40)	06/15/26	(4,029,559)	(270,555)

The accompanying notes are an integral part of these financial statements.    37

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
LME Nickel	(22)	08/17/26	$ (2,229,986)	$ (166,783)
LME Nickel	(32)	09/14/26	(3,253,023)	(316,237)
LME Primary Aluminum	(274)	01/19/26	(20,404,780)	(1,783,758)
LME Primary Aluminum	(100)	05/18/26	(7,513,100)	(927,666)
LME Primary Aluminum	(80)	07/13/26	(6,021,000)	(204,301)
LME Zinc	(164)	01/19/26	(12,683,596)	(160,690)
LME Zinc	(28)	05/18/26	(2,187,262)	(200,656)
LME Zinc	(48)	03/16/26	(3,742,704)	(210,995)
LME Zinc	(39)	04/13/26	(3,044,106)	(90,077)
MSCI EAFE Index	(213)	03/20/26	(30,907,365)	(253,907)
Natural Gas	(57)	01/28/26	(2,101,020)	(20,757)
Sugar 11	(209)	02/27/26	(3,513,541)	(213,528)
Wheat	(312)	03/13/26	(7,909,200)	454,640
WTI Crude	(290)	01/20/26	(16,651,800)	376,607

Total				$(5,538,059)

TOTAL FUTURES CONTRACTS				$13,514,967

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 45	5.000%	3.168%	12/20/30	$ 149,350	$11,558,777	$10,727,387	$ 831,390
CDX.NA.IG Index 45	1.000	0.499	12/20/30	51,700	1,186,979	1,157,572	29,407
ICE CD ITXEB 44	1.000	0.505	12/20/30	EUR 260,500	7,157,047	6,720,321	436,726
ICE CD ITXEX 44	5.000	2.438	12/20/30	130,350	17,162,677	15,536,079	1,626,598

TOTAL					$37,065,480	$34,141,359	$2,924,121

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

38     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CIEQDUV5 Index	0.000(a)	Citibank NA	03/11/26-12/08/26	$ 49,874	$ (125,417)
CIEQDUV5 Index	12M SOFR(a)	Citibank NA	06/10/26-09/10/26	18,549	(46,644)
M1WO Index	12M SOFR+0.320(a)	Citibank NA	12/10/26	67,589	(228,546)
BCOMRS Index	0.000(a)	JPMorgan Securities, Inc.	05/29/26-12/10/26	30,927	332,703
JPGSMARB Index	12M SOFR+0.890(a)	JPMorgan Securities, Inc.	04/09/26-09/10/26	48,814	(873,385)
JPOSSVHY Index	0.000(b)	JPMorgan Securities, Inc.	01/12/26	82,352	545,639
JPOSSVUA Index	0.000(b)	JPMorgan Securities, Inc.	01/12/26	17,094	219,938
M1WO Index	12M SOFR+0.350(a)	JPMorgan Securities, Inc.	11/12/26	46,491	(156,664)
Russell 1000 TR Index	12M SOFR+0.700(a)	JPMorgan Securities, Inc.	02/17/26	775,168	(581,699)
Russell 1000 TR Index	12M SOFR+0.680(a)	JPMorgan Securities, Inc.	03/10/26	246,414	(187,240)
Russell 1000 TR Index	12M SOFR+0.660(a)	JPMorgan Securities, Inc.	07/29/26	14,724	(11,327)
Russell 1000 TR Index	12M SOFR+0.640(a)	JPMorgan Securities, Inc.	08/17/26	220,114	(171,414)
Russell 1000 TR Index	12M SOFR+0.720(a)	JPMorgan Securities, Inc.	09/09/26	65,352	(48,425)
Russell 1000 TR Index	12M SOFR+0.685(a)	JPMorgan Securities, Inc.	10/08/26	299,149	41,175

TOTAL					$(1,291,306)

(a)	Payments made monthly.

(b)	Payments made at maturity.

#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (CIEQDUV5) of common stocks and Investment Company

Common Stocks	Sector	Shares	Value	Weight

Microsoft Corp	Information Technology	(69)	$(33,541)	19.5%
NVIDIA Corp	Information Technology	(125)	(23,283)	13.5
Meta Platforms Inc	Communication Services	(22)	(14,533)	8.4
Apple Inc	Information Technology	(52)	(14,006)	8.1
Amazon.com Inc	Consumer Discretionary	(50)	(11,510)	6.7
Broadcom Inc	Information Technology	(27)	(9,197)	5.3
Netflix Inc	Communication Services	(92)	(8,633)	5.0
Oracle Corp	Information Technology	(37)	(7,285)	4.2
Costco Wholesale Corp	Consumer Staples	(7)	(5,844)	3.4
Tesla Inc	Consumer Discretionary	(12)	(5,267)	3.1
Home Depot Inc/The	Consumer Discretionary	(15)	(5,024)	2.9
Procter & Gamble Co/The	Consumer Staples	(34)	(4,864)	2.8
Alphabet Inc	Communication Services	(14)	(4,274)	2.5
Berkshire Hathaway Inc	Financials	(8)	(3,988)	2.3
JPMorgan Chase & Co	Financials	(10)	(3,376)	2.0
Alphabet Inc	Communication Services	(11)	(3,361)	2.0
ServiceNow Inc	Information Technology	(17)	(2,595)	1.5
Visa Inc	Financials	(7)	(2,575)	1.5
AT&T Inc	Communication Services	(101)	(2,508)	1.5
Uber Technologies Inc	Industrials	(26)	(2,107)	1.2
Linde PLC	Materials	(5)	(1,960)	1.1
Advanced Micro Devices Inc	Information Technology	(15)	(1,914)	1.1
Abbott Laboratories	Health Care	(9)	(1,892)	1.1
AbbVie Inc	Health Care	(8)	(1,861)	1.1
Walmart Inc	Consumer Staples	(16)	(1,801)	1.0
UnitedHealth Group Inc	Health Care	(5)	(1,762)	1.0
Chevron Corp	Energy	(11)	(1,721)	1.0
Eli Lilly & Co	Health Care	(2)	(1,714)	1.0
Exxon Mobil Corp	Energy	(14)	(1,711)	1.0
Intuit Inc	Information Technology	(3)	(1,683)	1.0

The accompanying notes are an integral part of these financial statements.    39

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (CIEQDUV5) of common stocks and Investment Company (continued)

Common Stocks	Sector	Shares	Value	Weight

Johnson & Johnson	Health Care	(7)	$(1,491)	0.9%
Verizon Communications Inc	Communication Services	(37)	(1,489)	0.9
Philip Morris International Inc	Consumer Staples	(9)	(1,461)	0.8
Bank of America Corp	Financials	(25)	(1,391)	0.8
Coca-Cola Co/The	Consumer Staples	(20)	(1,386)	0.8
Texas Instruments Inc	Information Technology	(8)	(1,382)	0.8
General Electric Co	Industrials	(4)	(1,334)	0.8
McDonald’s Corp	Consumer Discretionary	(4)	(1,224)	0.7
International Business Machines Corp	Information Technology	(4)	(1,206)	0.7
PepsiCo Inc	Consumer Staples	(8)	(1,186)	0.7
Walt Disney Co/The	Communication Services	(10)	(1,166)	0.7
Cisco Systems Inc	Information Technology	(13)	(1,013)	0.6
Wells Fargo & Co	Financials	(10)	(961)	0.6
Salesforce Inc	Information Technology	(3)	(880)	0.5
QUALCOMM Inc	Information Technology	(5)	(871)	0.5
The Goldman Sachs Group, Inc.	Investment Companies	(1)	(718)	0.4
Morgan Stanley	Financials	(4)	(681)	0.4
RTX Corp	Industrials	(4)	(680)	0.4
American Express Co	Financials	(2)	(672)	0.4
Merck & Co Inc	Health Care	(5)	(508)	0.3

A basket (JPOSSVHY) of Options

iShares iBoxx $ High Yield Corporate Bond ETF, 02/20/26	Options	(9,190)	(3,860)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 02/20/26	Options	(9,190)	(2,711)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 01/16/26	Options	(12,364)	(989)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 01/16/26	Options	(12,364)	(865)	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index	$23.000	01/21/2026	1,610	$3,703,000	$68,425	$441,543	$ (373,118)
CBOE Volatility Index	25.000	02/18/2026	1,420	3,550,000	164,720	456,175	(291,455)
CBOE Volatility Index	22.000	03/18/2026	1,520	3,344,000	345,800	412,300	(66,500)

Total purchased option contracts			4,550	$10,597,000	$578,945	$1,310,018	$ (731,073)

Written option contracts
Calls
Euro Stoxx 50 Index	5,925.000	01/02/2026	(36)	(21,330,000)	(85)	(2,993)	2,908
Euro Stoxx 50 Index	5,950.000	01/09/2026	(36)	(21,420,000)	(1,862)	(3,217)	1,355
Euro Stoxx 50 Index	5,975.000	01/16/2026	(36)	(21,510,000)	(4,104)	(2,189)	(1,915)
Euro Stoxx 50 Index	5,950.000	01/23/2026	(36)	(21,420,000)	(8,546)	(4,467)	(4,079)
FTSE 100 Index	10,050.000	01/16/2026	(5)	(5,025,000)	(2,527)	(1,196)	(1,331)
FTSE 100 Index	10,100.000	01/16/2026	(3)	(3,030,000)	(1,011)	(335)	(676)
FTSE 100 Index	10,150.000	01/16/2026	(2)	(2,030,000)	(458)	(473)	15

40     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index	$10,175.000	01/16/2026	(5)	$ (5,087,500)	$ (944)	$ (656)	$ (288)
FTSE 100 Index	10,200.000	01/16/2026	(7)	(7,140,000)	(1,085)	(1,324)	239
FTSE 100 Index	10,375.000	02/20/2026	(2)	(2,075,000)	(727)	(496)	(231)
Nikkei 225 Index	52,500.000	01/09/2026	(3)	(15,750,000)	(843)	(2,509)	1,666
Nikkei 225 Index	53,875.000	01/09/2026	(5)	(26,937,500)	(255)	(9,837)	9,582
Nikkei 225 Index	54,500.000	01/09/2026	(7)	(38,150,000)	(134)	(5,242)	5,108
Nikkei 225 Index	54,500.000	02/13/2026	(1)	(5,450,000)	(1,156)	(1,450)	294
S&P 500 Index	7,020.000	01/02/2026	(20)	(14,040,000)	(150)	(1,505)	1,355
S&P 500 Index	7,015.000	01/05/2026	(20)	(14,030,000)	(100)	(3,726)	3,626
S&P 500 Index	6,990.000	01/07/2026	(20)	(13,980,000)	(1,200)	(3,655)	2,455
S&P 500 Index	7,125.000	01/07/2026	(15)	(10,687,500)	(75)	(14,148)	14,073
S&P 500 Index	7,050.000	01/14/2026	(15)	(10,575,000)	(3,787)	(15,028)	11,241
S&P 500 Index	7,125.000	01/21/2026	(15)	(10,687,500)	(3,450)	(11,571)	8,121
S&P 500 Index	7,150.000	01/28/2026	(15)	(10,725,000)	(7,275)	(10,616)	3,341

			(304)	$(281,080,000)	$ (39,774)	$ (96,633)	$ 56,859
Puts
Euro Stoxx 50 Index	5,525.000	01/02/2026	(72)	(39,780,000)	(85)	(17,255)	17,170
Euro Stoxx 50 Index	5,525.000	01/09/2026	(71)	(39,227,500)	(1,335)	(15,644)	14,309
Euro Stoxx 50 Index	5,575.000	01/16/2026	(72)	(40,140,000)	(6,685)	(16,731)	10,046
Euro Stoxx 50 Index	5,550.000	01/23/2026	(72)	(39,960,000)	(10,408)	(17,536)	7,128
FTSE 100 Index	9,000.000	01/16/2026	(1)	(900,000)	(81)	(863)	782
FTSE 100 Index	9,300.000	01/16/2026	(3)	(2,790,000)	(303)	(1,541)	1,238
FTSE 100 Index	9,400.000	01/16/2026	(7)	(6,580,000)	(802)	(3,893)	3,091
FTSE 100 Index	9,425.000	01/16/2026	(11)	(10,367,500)	(1,260)	(3,660)	2,400
FTSE 100 Index	9,550.000	01/16/2026	(13)	(12,415,000)	(2,103)	(4,118)	2,015
FTSE 100 Index	9,675.000	01/16/2026	(11)	(10,642,500)	(2,891)	(3,556)	665
FTSE 100 Index	9,500.000	02/20/2026	(3)	(2,850,000)	(1,779)	(1,980)	201
Nikkei 225 Index	43,000.000	01/09/2026	(3)	(12,900,000)	(192)	(13,232)	13,040
Nikkei 225 Index	44,750.000	01/09/2026	(6)	(26,850,000)	(651)	(12,656)	12,005
Nikkei 225 Index	46,000.000	01/09/2026	(7)	(32,200,000)	(1,296)	(17,114)	15,818
Nikkei 225 Index	46,250.000	01/09/2026	(7)	(32,375,000)	(1,385)	(12,605)	11,220
Nikkei 225 Index	47,000.000	01/09/2026	(8)	(37,600,000)	(2,503)	(17,246)	14,743
Nikkei 225 Index	44,750.000	02/13/2026	(2)	(8,950,000)	(2,949)	(6,274)	3,325
S&P 500 Index	6,845.000	01/02/2026	(39)	(26,695,500)	(59,280)	(36,545)	(22,735)
S&P 500 Index	6,845.000	01/05/2026	(39)	(26,695,500)	(87,165)	(49,654)	(37,511)
S&P 500 Index	6,575.000	01/07/2026	(30)	(19,725,000)	(3,000)	(108,095)	105,095
S&P 500 Index	6,805.000	01/07/2026	(39)	(26,539,500)	(69,615)	(41,642)	(27,973)
S&P 500 Index	6,525.000	01/14/2026	(30)	(19,575,000)	(18,150)	(105,030)	86,880
S&P 500 Index	6,690.000	01/21/2026	(30)	(20,070,000)	(85,800)	(66,554)	(19,246)
S&P 500 Index	6,675.000	01/28/2026	(30)	(20,025,000)	(112,350)	(92,633)	(19,717)

			(606)	$(515,853,000)	$(472,068)	$(666,057)	$ 193,989

Total written option contracts			(910)	$(796,933,000)	$(511,842)	$(762,690)	$ 250,848

TOTAL			3,640	$(786,336,000)	$ 67,103	$ 547,328	$(480,225)

The accompanying notes are an integral part of these financial statements.    41

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CZK	—Czech Republic Koruna
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust

Abbreviations:
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEX	—iTraxx Europe Crossover Index
SOFR	—Secured Overnight Financing Rate

42     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

December 31, 2025

Shares	Dividend Rate	Value

Investment Company(a) – 11.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
38,242,953	3.686%	$ 38,242,953
(Cost $38,242,953)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(c) – 88.7%

U.S. Treasury Obligations – 88.7%
U.S. Treasury Bills
$67,300,000	0.000%(b)	01/15/26	$67,214,020
36,400,000	0.000(b)	03/24/26	36,112,971
64,400,000	0.000(b)	04/16/26	63,744,432
42,000,000	0.000	05/28/26	41,403,395
92,100,000	0.000	06/25/26	90,548,355

TOTAL SHORT-TERM INVESTMENTS
(Cost $298,923,186)			$299,023,173

TOTAL INVESTMENTS – 100.0%
(Cost $337,166,139)			$337,266,126

LIABILITIES IN EXCESS OF OTHER
ASSETS – (0.0)%			(40,416)

NET ASSETS – 100.0%			$337,225,710

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	124	03/31/26	$7,479,680	$(431,484)
Cocoa	26	03/16/26	1,576,900	(21,087)
Coffee	2	05/18/26	250,013	(23,646)
Copper	26	05/27/26	3,729,700	424,401
Corn	123	05/14/26	2,756,737	(46,513)
Cotton No.2	1	05/06/26	32,800	(692)
FCOJ-A	3	03/11/26	90,540	21,716
Gasoline RBOB	29	04/30/26	2,396,659	(138,746)
Gold	2	02/25/26	868,220	61,336
Gold	45	06/26/26	19,831,050	505,359
KC HRW Wheat	25	05/14/26	660,000	(41,555)
Lean Hogs	22	06/12/26	905,300	51,403
Live Cattle	5	06/30/26	453,550	14,139
LME Lead	11	01/19/26	544,660	(29,378)
LME Lead	11	05/18/26	559,045	(7,478)
LME Lead	11	03/16/26	552,115	(3,751)
LME Nickel	20	01/19/26	1,985,468	125,410
LME Nickel	20	05/18/26	2,009,392	177,560
LME Nickel	20	03/16/26	1,996,672	141,242
LME Primary Aluminum	89	01/19/26	6,627,830	809,843
LME Primary Aluminum	87	05/18/26	6,536,397	285,033
LME Primary Aluminum	89	03/16/26	6,662,696	825,890
LME Zinc	27	01/19/26	2,088,153	222,366

The accompanying notes are an integral part of these financial statements.    43

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
LME Zinc	26	05/18/26	$2,031,029	$ 53,505
LME Zinc	54	03/16/26	4,210,542	233,571
Low Sulphur Gas Oil	28	05/12/26	1,694,000	(140,576)
Low Sulphur Gas Oil	23	02/12/26	1,426,000	(78,169)
Natural Gas	42	03/27/26	1,324,260	(387,881)
Natural Gas	242	01/28/26	8,920,120	(2,040,873)
NY Harbor ULSD	4	04/30/26	344,232	(34,499)
Palladium	3	03/27/26	495,420	70,656
Robusta Coffee 10-T	36	05/22/26	1,393,920	(219,776)
Silver	4	03/27/26	1,412,060	536,068
Silver	18	05/27/26	6,407,100	2,025,063
Soybean	194	05/14/26	7,596,350	(615,946)
Soybean Oil	56	03/13/26	1,631,616	(85,297)
Soybean Oil	46	05/14/26	1,354,884	(48,722)
Sugar 11	131	04/30/26	2,150,915	123,275
Wheat	33	05/14/26	855,525	(91,832)
WTI Crude	125	01/20/26	7,177,500	(177,869)

Total				$ 2,042,066

Short position contracts:
Brent Crude	(12)	05/29/26	(722,640)	(10,337)
Cocoa	(21)	05/13/26	(1,281,420)	(13,102)
FCOJ-A	(9)	05/08/26	(268,785)	(51,339)
LME Lead	(11)	01/19/26	(544,660)	6,382
LME Lead	(4)	05/18/26	(203,289)	(2,980)
LME Lead	(11)	03/16/26	(552,115)	9,539
LME Nickel	(20)	01/19/26	(1,985,468)	(143,155)
LME Nickel	(6)	05/18/26	(602,817)	(39,474)
LME Nickel	(20)	03/16/26	(1,996,672)	(179,576)
LME Nickel	(2)	06/15/26	(201,478)	(26,562)
LME Primary Aluminum	(89)	01/19/26	(6,627,830)	(813,148)
LME Primary Aluminum	(89)	03/16/26	(6,662,696)	(292,478)
LME Primary Aluminum	(17)	05/18/26	(1,277,227)	(18,536)
LME Primary Aluminum	(17)	06/15/26	(1,278,188)	(36,442)
LME Zinc	(27)	01/19/26	(2,088,153)	(159,934)
LME Zinc	(7)	05/18/26	(546,816)	(6,075)
LME Zinc	(54)	03/16/26	(4,210,542)	(164,000)
Natural Gas	(130)	04/28/26	(4,199,000)	263,745
Soybean	(13)	03/13/26	(680,875)	50,341
WTI Crude	(206)	04/21/26	(11,742,000)	169,384

Total				$(1,457,747)

TOTAL FUTURES CONTRACTS				$ 584,319

44     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/ Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.11%	Citibank NA	10/30/26	$95,084	$ (25)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.24	Citibank NA	01/30/26	2,160	(12)
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	Merrill Lynch International Bank Ltd.	10/30/26	83,966	(23)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	Merrill Lynch International Bank Ltd.	01/30/26	2,522	(11)
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	RBC Dominion Securities, Inc.	10/30/26	29,506	(14)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.29	RBC Dominion Securities, Inc.	10/30/26	20,353	(32)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	UBS Switzerland AG	01/30/26	27,213	(39)

TOTAL					$(156)

(a)	Payments made monthly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

The accompanying notes are an integral part of these financial statements.    45

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Assets and Liabilities(a)

December 31, 2025

	Absolute Return Tracker Fund	Commodity Strategy Fund

Assets:

Investments in unaffiliated issuers, at value (cost $3,759,200,176 and $298,923,186, respectively)(b)	$4,391,657,317	$299,023,173
Investments in affiliated issuers, at value (cost $880,394,545 and $38,242,953, respectively)	880,720,564	38,242,953
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	50,132,836	—
Purchased options, at value (premium paid $1,310,018 and $0, respectively)	578,945	—
Cash	169,484,314	777,504
Foreign currencies, at value (cost $780,208 and $0, respectively)	864,159	—
Unrealized gain on swap contracts	1,139,455	—
Unrealized gain on forward foreign currency exchange contracts	2,541,271	—
Unrealized gain on futures contracts	8,490,427	2,890,341
Receivables:
Collateral on certain derivative contracts(c)	119,950,731	—
Fund shares sold	5,824,975	70,147
Interest and dividends	3,999,287	145,245
Investments sold	294,721	—
Foreign tax reclaims	228,488	—
Reimbursement from investment adviser	38,105	—
Due from broker - upfront payment	—	1,854,740
Other assets	21,653	44,977

Total assets	5,635,967,248	343,049,080

Liabilities:
Unrealized loss on futures contracts	8,783,316	1,922,967
Variation margin on futures contracts	4,374,851	2,032,404
Unrealized loss on swap contracts	2,430,761	156
Unrealized loss on forward foreign currency exchange contracts	1,337,788	—
Written option contracts, at value (premium received $762,690 and $0, respectively)	511,842	—
Variation margin on swaps contracts	151,667	—
Payables:
Payable upon return of securities loaned	50,132,836	—
Fund shares redeemed	3,444,818	176,345
Investments purchased	2,272,150	145,245
Management fees	1,431,490	113,188
Distribution and Service fees and Transfer Agency fees	157,079	9,837
Income distributions	—	525
Interest payable	—	843,045
Accrued expenses	806,863	579,658

Total liabilities	75,835,461	5,823,370

Net Assets:
Paid-in capital	5,058,744,780	356,112,972
Total distributable earnings (loss)	501,387,007	(18,887,262)

NET ASSETS	$5,560,131,787	$337,225,710
Net Assets:
Class A	$ 40,772,042	$ 17,725,176
Class C	3,876,645	2,503,010
Institutional	2,954,477,471	115,286,191
Investor	1,188,110,094	6,386,200
Class R6	1,151,210,971	99,906,372
Class R	805,793	2,106,364
Class P	220,878,771	93,312,397
Total Net Assets	$5,560,131,787	$337,225,710
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,985,114	2,183,438
Class C	429,540	343,890
Institutional	275,791,261	13,909,483
Investor	112,672,513	768,979
Class R6	107,688,037	12,015,047
Class R	82,175	267,975
Class P	20,624,693	11,228,871
Net asset value, offering and redemption price per share:(d)
Class A	10.23	8.12
Class C	9.03	7.28
Institutional	10.71	8.29
Investor	10.54	8.30
Class R6	10.69	8.32
Class R	9.81	7.86
Class P	10.71	8.31
(a)

Statements of Assets and Liabilities for the Absolute Return Tracker and Commodity Strategy Fund are consolidated and include the balances of Cayman Commodity-ART LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $48,390,149 and $0, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Options

Absolute Return Tracker Fund	$17,745,053	$92,970,639	$9,235,039
(d)

Maximum public offering price per share for Class A Shares of the Absolute Return Tracker and Commodity Strategy Funds is $10.83 and $8.50, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

46     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Operations(a)

For the Fiscal Year Ended December 31, 2025

	Absolute Return Tracker Fund	Commodity Strategy Fund

Investment Income:
Dividends — unaffiliated issuers (net of tax withholding of $48,281 and $0, respectively)	$ 74,525,302	$—
Dividends — affiliated issuers	31,975,433	1,142,113
Interest	10,184,701	13,143,604
Securities lending income, net of rebates received or paid to borrowers	849,852	—

Total investment income	117,535,288	14,285,717

Expenses:
Management fees	31,916,692	2,018,634
Transfer Agency fees(b)	3,067,873	142,231
Custody, accounting and administrative services	1,189,686	405,240
Printing and mailing costs	266,000	153,357
Professional fees	245,947	177,333
Registration fees	199,365	102,013
Distribution and Service (12b-1) fees(b)	136,681	78,205
Trustee fees	37,137	27,607
Prime broker fees	36,754	—
Service fees — Class C	10,622	7,063

Other	99,359	30,668

Total expenses	37,206,116	3,142,351

Less — expense reductions	(3,371,498)	(1,000,465)

Net expenses	33,834,618	2,141,886

NET INVESTMENT INCOME	83,700,670	12,143,831

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	75,535,343	(281,334)
Investments — affiliated issuers	(135,218)	—
Purchased options	(266,272)	—
Futures contracts	4,815,396	13,816,221
Written options	5,081,365	—
Swap contracts	(132,906,205)	21,326,140
Forward foreign currency exchange contracts	(3,898,832)	—
Foreign currency transactions	(577,327)	—
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	(6,583)	—
Investments — unaffiliated issuers	452,768,141	(26,594)
Purchased options	(475,683)	—
Futures contracts	8,425,537	1,611,152
Written options	491,222	—
Swap contracts	(15,170,878)	4,289
Forward foreign currency exchange contracts	(12,606,317)	—
Foreign currency translation	144,327	—

Net realized and unrealized gain	381,218,016	36,449,874

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$464,918,686	$48,593,705

(a)

Statement of Operations for the Absolute Return Tracker Fund and Commodity Strategy Fund are consolidated and include the balances of a wholly-owned subsidiary, Cayman Commodity-ART, LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Absolute Return Tracker Fund	$100,389	$31,867	$ 4,425	$60,233	$6,373	$1,071,276	$1,551,869	$311,582	$1,328	$65,212
Commodity Strategy Fund	46,879	21,191	10,135	22,502	3,391	46,824	9,397	29,774	2,433	27,910

The accompanying notes are an integral part of these financial statements.    47

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Changes in Net Assets(a)

	Absolute Return Tracker Fund		Commodity Strategy Fund

	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$ 83,700,670	$ 120,860,261	$ 12,143,831	$ 18,773,346

Net realized gain (loss)	(52,351,750)	130,946,498	34,861,027	9,629,461

Net change in unrealized gain (loss)	433,569,766	37,711,081	1,588,847	(6,654,142)

Net increase in net assets resulting from operations	464,918,686	289,517,840	48,593,705	21,748,665

Distributions to shareholders:

From distributable earnings:

Class A Shares	(758,095)	(325,780)	(2,562,910)	(768,311)

Class C Shares	(75,617)	(10,241)	(377,185)	(100,272)

Institutional Shares	(62,272,612)	(28,655,307)	(16,786,647)	(4,886,441)

Investor Shares	(24,068,592)	(7,701,454)	(940,709)	(436,124)

Class R6 Shares	(24,220,140)	(10,828,863)	(14,839,195)	(3,999,527)

Class R Shares	(13,675)	(5,911)	(300,360)	(75,553)

Class P Shares	(4,636,534)	(2,509,999)	(13,440,102)	(4,242,762)

Total distributions to shareholders	(116,045,265)	(50,037,555)	(49,247,108)	(14,508,990)

From share transactions:

Proceeds from sales of shares	1,797,394,003	1,391,875,214	47,642,715	73,209,700

Reinvestment of distributions	75,087,797	31,791,028	41,793,305	12,499,133

Cost of shares redeemed	(1,138,845,750)	(1,316,487,087)	(84,652,181)	(344,365,287)

Net increase (decrease) in net assets resulting from share transactions	733,636,050	107,179,155	4,783,839	(258,656,454)

TOTAL INCREASE (DECREASE)	1,082,509,471	346,659,440	4,130,436	(251,416,779)

Net assets:

Beginning of year	4,477,622,316	4,130,962,876	333,095,274	584,512,053

End of year	$ 5,560,131,787	$ 4,477,622,316	$ 337,225,710	$ 333,095,274

(a)

Statements of Changes in Net Assets for the Absolute Return Tracker Fund and Commodity Strategy Fund are consolidated and include the balances of Cayman Commodity-ART LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

48     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Year

	Absolute Return Tracker Fund

	Class A Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.53	$9.01	$8.36	$9.40	$9.69

Net investment income (loss)(a)	0.13	0.23	0.26	0.07	(0.01)

Net realized and unrealized gain (loss)	0.76	0.37	0.61	(0.69)	0.59

Total from investment operations	0.89	0.60	0.87	(0.62)	0.58

Distributions to shareholders from net investment income	(0.01)	(0.08)	(0.22)	(0.31)	—

Distributions to shareholders from net realized gains	(0.18)	—	—	(0.11)	(0.87)

Total distributions	(0.19)	(0.08)	(0.22)	(0.42)	(0.87)

Net asset value, end of year	$10.23	$9.53	$9.01	$8.36	$9.40

Total return(b)	9.35%	6.63%	10.45%	(6.62)%	6.09%

Net assets, end of year (in 000s)	$40,772	$40,435	$42,676	$41,001	$57,882

Ratio of net expenses to average net assets	1.01%	0.99%	0.97%	1.00%	1.04%

Ratio of total expenses to average net assets	1.08%	1.07%	1.09%	1.09%	1.09%

Ratio of net investment income (loss) to average net assets	1.31%	2.47%	2.92%	0.80%	(0.10)%

Portfolio turnover rate(c)	134%	179%	126%	184%	133%

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    49

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Absolute Return Tracker Fund

	Class C Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.48	$8.02	$7.47	$8.43	$8.84

Net investment income (loss)(a)	0.05	0.14	0.17	0.00 (b)	(0.08)

Net realized and unrealized gain (loss)	0.68	0.34	0.54	(0.61)	0.54

Total from investment operations	0.73	0.48	0.71	(0.61)	0.46

Distributions to shareholders from net investment income	—	(0.02)	(0.16)	(0.24)	—

Distributions to shareholders from net realized gains	(0.18)	—	—	(0.11)	(0.87)

Total distributions	(0.18)	(0.02)	(0.16)	(0.35)	(0.87)

Net asset value, end of year	$9.03	$8.48	$8.02	$7.47	$8.43

Total return(c)	8.44%	5.97%	9.45%	(7.23)%	5.31%

Net assets, end of year (in 000s)	$3,877	$4,579	$4,497	$5,574	$7,973

Ratio of net expenses to average net assets	1.76%	1.74%	1.72%	1.75%	1.79%

Ratio of total expenses to average net assets	1.83%	1.82%	1.84%	1.84%	1.84%

Ratio of net investment income (loss) to average net assets	0.52%	1.71%	2.12%	0.06%	(0.84)%

Portfolio turnover rate(d)	134%	179%	126%	184%	133%

(a)   Calculated based on the average shares outstanding methodology.

(b)   Amount is less than $0.005 per share.

(c)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Absolute Return Tracker Fund

	Institutional Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.97	$9.42	$8.73	$9.80	$10.03

Net investment income(a)	0.18	0.28	0.30	0.11	0.03

Net realized and unrealized gain (loss)	0.79	0.38	0.65	(0.72)	0.61

Total from investment operations	0.97	0.66	0.95	(0.61)	0.64

Distributions to shareholders from net investment income	(0.05)	(0.11)	(0.26)	(0.35)	—

Distributions to shareholders from net realized gains	(0.18)	—	—	(0.11)	(0.87)

Total distributions	(0.23)	(0.11)	(0.26)	(0.46)	(0.87)

Net asset value, end of year	$10.71	$9.97	$9.42	$8.73	$9.80

Total return(b)	9.71%	7.04%	10.83%	(6.27)%	6.48%

Net assets, end of year (in 000s)	$2,954,477	$2,526,607	$2,553,196	$2,795,272	$2,955,943

Ratio of net expenses to average net assets	0.65%	0.63%	0.61%	0.63%	0.68%

Ratio of total expenses to average net assets	0.72%	0.71%	0.72%	0.72%	0.72%

Ratio of net investment income to average net assets	1.69%	2.83%	3.25%	1.23%	0.30%

Portfolio turnover rate(c)	134%	179%	126%	184%	133%

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    51

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Absolute Return Tracker Fund

	Investor Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.82	$9.28	$8.61	$9.67	$9.92

Net investment income(a)	0.16	0.26	0.30	0.10	0.02

Net realized and unrealized gain (loss)	0.78	0.38	0.62	(0.71)	0.60

Total from investment operations	0.94	0.64	0.92	(0.61)	0.62

Distributions to shareholders from net investment income	(0.04)	(0.10)	(0.25)	(0.34)	—

Distributions to shareholders from net realized gains	(0.18)	—	—	(0.11)	(0.87)

Total distributions	(0.22)	(0.10)	(0.25)	(0.45)	(0.87)

Net asset value, end of year	$10.54	$9.82	$9.28	$8.61	$9.67

Total return(b)	9.55%	6.93%	10.68%	(6.37)%	6.35%

Net assets, end of year (in 000s)	$1,188,110	$741,396	$581,118	$248,085	$243,761

Ratio of net expenses to average net assets	0.76%	0.74%	0.72%	0.75%	0.79%

Ratio of total expenses to average net assets	0.83%	0.82%	0.83%	0.84%	0.84%

Ratio of net investment income to average net assets	1.60%	2.72%	3.31%	1.12%	0.16%

Portfolio turnover rate(c)	134%	179%	126%	184%	133%

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Absolute Return Tracker Fund

	Class R6 Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.95	$9.40	$8.72	$9.78	$10.02

Net investment income(a)	0.18	0.28	0.33	0.11	0.05

Net realized and unrealized gain (loss)	0.79	0.38	0.61	(0.71)	0.58

Total from investment operations	0.97	0.66	0.94	(0.60)	0.63

Distributions to shareholders from net investment income	(0.05)	(0.11)	(0.26)	(0.35)	—

Distributions to shareholders from net realized gains	(0.18)	—	—	(0.11)	(0.87)

Total distributions	(0.23)	(0.11)	(0.26)	(0.46)	(0.87)

Net asset value, end of year	$10.69	$9.95	$9.40	$8.72	$9.78

Total return(b)	9.74%	7.07%	10.74%	(6.17)%	6.38%

Net assets, end of year (in 000s)	$1,151,211	$942,520	$728,607	$169,335	$153,588

Ratio of net expenses to average net assets	0.64%	0.62%	0.60%	0.62%	0.66%

Ratio of total expenses to average net assets	0.71%	0.70%	0.71%	0.71%	0.70%

Ratio of net investment income to average net assets	1.70%	2.84%	3.54%	1.23%	0.51%

Portfolio turnover rate(c)	134%	179%	126%	184%	133%

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    53

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Absolute Return Tracker Fund

	Class R Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.15	$8.66	$8.04	$9.06	$9.40

Net investment income (loss)(a)	0.10	0.20	0.22	0.05	(0.03)

Net realized and unrealized gain (loss)	0.74	0.35	0.59	(0.66)	0.56

Total from investment operations	0.84	0.55	0.81	(0.61)	0.53

Distributions to shareholders from net investment income	—	(0.06)	(0.19)	(0.30)	—

Distributions to shareholders from net realized gains	(0.18)	—	—	(0.11)	(0.87)

Total distributions	(0.18)	(0.06)	(0.19)	(0.41)	(0.87)

Net asset value, end of year	$9.81	$9.15	$8.66	$8.04	$9.06

Total return(b)	9.13%	6.40%	10.11%	(6.79)%	5.73%

Net assets, end of year (in 000s)	$806	$854	$787	$1,486	$1,536

Ratio of net expenses to average net assets	1.26%	1.24%	1.22%	1.25%	1.29%

Ratio of total expenses to average net assets	1.33%	1.32%	1.34%	1.34%	1.34%

Ratio of net investment income (loss) to average net assets	1.03%	2.26%	2.63%	0.60%	(0.33)%

Portfolio turnover rate(c)	134%	179%	126%	184%	133%

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Absolute Return Tracker Fund

	Class P Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.97	$9.41	$8.73	$9.79	$10.02

Net investment income(a)	0.17	0.28	0.30	0.11	0.03

Net realized and unrealized gain (loss)	0.80	0.39	0.64	(0.71)	0.61

Total from investment operations	0.97	0.67	0.94	(0.60)	0.64

Distributions to shareholders from net investment income	(0.05)	(0.11)	(0.26)	(0.35)	—

Distributions to shareholders from net realized gains	(0.18)	—	—	(0.11)	(0.87)

Total distributions	(0.23)	(0.11)	(0.26)	(0.46)	(0.87)

Net asset value, end of year	$10.71	$9.97	$9.41	$8.73	$9.79

Total return(b)	9.71%	7.17%	10.72%	(6.16)%	6.48%

Net assets, end of year (in 000s)	$220,879	$221,231	$220,082	$222,431	$245,233

Ratio of net expenses to average net assets	0.64%	0.62%	0.60%	0.62%	0.66%

Ratio of total expenses to average net assets	0.71%	0.70%	0.71%	0.71%	0.71%

Ratio of net investment income to average net assets	1.67%	2.83%	3.28%	1.23%	0.33%

Portfolio turnover rate(c)	134%	179%	126%	184%	133%

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    55

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Year

	Commodity Strategy Fund

	Class A Shares

	Year Ended December 31,

	2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of year	$8.19		$8.06		$9.30		$8.90		$7.79

Net investment income (loss)(a)	0.29		0.35		0.34		0.05		(0.09)

Net realized and unrealized gain (loss)	0.94		0.09		(1.27)		1.32		2.67

Total from investment operations	1.23		0.44		(0.93)		1.37		2.58

Distributions to shareholders from net investment income	(1.30)		(0.31)		(0.31)		(0.97)		(1.47)

Net asset value, end of year	$8.12		$8.19		$8.06		$9.30		$8.90

Total return(b)	14.90%		5.50%		(9.95)%		15.36%		33.03%

Net assets, end of year (in 000s)	$17,725		$19,298		$22,253		$35,334		$40,183

Ratio of net expenses to average net assets	0.93%		0.94%		0.94%		0.92%		0.92%

Ratio of total expenses to average net assets	1.13%		1.04%		1.01%		0.95%		1.08%

Ratio of net investment income (loss) to average net assets	3.26%		4.24%		4.00%		0.50%		(0.90)%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	83%(d)

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)   There were either no long-term purchases or no long-term sales for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

56     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Commodity Strategy Fund

	Class C Shares

	Year Ended December 31,

	2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of year	$7.46		$7.37		$8.52		$8.25		$7.32

Net investment income (loss)(a)	0.20		0.26		0.26		(0.01)		(0.15)

Net realized and unrealized gain (loss)	0.86		0.08		(1.16)		1.21		2.50

Total from investment operations	1.06		0.34		(0.90)		1.20		2.35

Distributions to shareholders from net investment income	(1.24)		(0.25)		(0.25)		(0.93)		(1.42)

Net asset value, end of year	$7.28		$7.46		$7.37		$8.52		$8.25

Total return(b)	14.02%		4.68%		(10.58)%		14.51%		32.04%

Net assets, end of year (in 000s)	$2,503		$2,812		$3,496		$6,197		$3,125

Ratio of net expenses to average net assets	1.68%		1.69%		1.69%		1.67%		1.67%

Ratio of total expenses to average net assets	1.88%		1.78%		1.76%		1.70%		1.83%

Ratio of net investment income (loss) to average net assets	2.51%		3.50%		3.25%		(0.05)%		(1.65)%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	83%(d)

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)   There were either no long-term purchases or no long-term sales for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.    57

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Commodity Strategy Fund

	Institutional Shares

	Year Ended December 31,

	2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of year	$8.34		$8.20		$9.46		$9.04		$7.88

Net investment income (loss)(a)	0.32		0.38		0.38		0.11		(0.06)

Net realized and unrealized gain (loss)	0.96		0.10		(1.30)		1.32		2.71

Total from investment operations	1.28		0.48		(0.92)		1.43		2.65

Distributions to shareholders from net investment income	(1.33)		(0.34)		(0.34)		(1.01)		(1.49)

Net asset value, end of year	$8.29		$8.34		$8.20		$9.46		$9.04

Total return(b)	15.26%		5.88%		(9.65)%		15.75%		33.52%

Net assets, end of year (in 000s)	$115,286		$116,126		$253,289		$339,164		$206,782

Ratio of net expenses to average net assets	0.60%		0.61%		0.61%		0.59%		0.59%

Ratio of total expenses to average net assets	0.80%		0.70%		0.68%		0.62%		0.75%

Ratio of net investment income (loss) to average net assets	3.59%		4.60%		4.36%		1.04%		(0.57)%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	83%(d)

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)   There were either no long-term purchases or no long-term sales for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

58     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Commodity Strategy Fund

	Investor Shares

	Year Ended December 31,

	2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of year	$8.35		$8.21		$9.47		$9.04		$7.89

Net investment income (loss)(a)	0.31		0.38		0.36		0.11		(0.07)

Net realized and unrealized gain (loss)	0.97		0.09		(1.29)		1.32		2.71

Total from investment operations	1.28		0.47		(0.93)		1.43		2.64

Distributions to shareholders from net investment income	(1.33)		(0.33)		(0.33)		(1.00)		(1.49)

Net asset value, end of year	$8.30		$8.35		$8.21		$9.47		$9.04

Total return(b)	15.12%		5.76%		(9.78)%		15.79%		33.33%

Net assets, end of year (in 000s)	$6,386		$9,042		$22,575		$115,918		$33,337

Ratio of net expenses to average net assets	0.68%		0.69%		0.69%		0.67%		0.67%

Ratio of total expenses to average net assets	0.88%		0.78%		0.75%		0.70%		0.81%

Ratio of net investment income (loss) to average net assets	3.52%		4.53%		4.14%		1.01%		(0.66)%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	83%(d)

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)   There were either no long-term purchases or no long-term sales for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.    59

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Commodity Strategy Fund

	Class R6 Shares

	Year Ended December 31,

	2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of year	$8.36		$8.22		$9.49		$9.06		$7.90

Net investment income (loss)(a)	0.32		0.39		0.38		0.12		(0.05)

Net realized and unrealized gain (loss)	0.97		0.09		(1.30)		1.32		2.70

Total from investment operations	1.29		0.48		(0.92)		1.44		2.65

Distributions to shareholders from net investment income	(1.33)		(0.34)		(0.35)		(1.01)		(1.49)

Net asset value, end of year	$8.32		$8.36		$8.22		$9.49		$9.06

Total return(b)	15.35%		5.87%		(9.71)%		15.84%		33.44%

Net assets, end of year (in 000s)	$99,906		$93,669		$117,106		$155,511		$94,836

Ratio of net expenses to average net assets	0.59%		0.60%		0.60%		0.58%		0.58%

Ratio of total expenses to average net assets	0.79%		0.69%		0.67%		0.61%		0.75%

Ratio of net investment income (loss) to average net assets	3.60%		4.59%		4.36%		1.14%		(0.55)%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	83%(d)

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)   There were either no long-term purchases or no long-term sales for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

60     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Commodity Strategy Fund

	Class R Shares

	Year Ended December 31,

	2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of year	$7.97		$7.85		$9.07		$8.71		$7.64

Net investment income (loss)(a)	0.26		0.32		0.31		0.04		(0.11)

Net realized and unrealized gain (loss)	0.91		0.09		(1.24)		1.27		2.62

Total from investment operations	1.17		0.41		(0.93)		1.31		2.51

Distributions to shareholders from net investment income	(1.28)		(0.29)		(0.29)		(0.95)		(1.44)

Net asset value, end of year	$7.86		$7.97		$7.85		$9.07		$8.71

Total return(b)	14.57%		5.26%		(10.19)%		15.07%		32.73%

Net assets, end of year (in 000s)	$2,106		$1,994		$2,630		$4,208		$3,271

Ratio of net expenses to average net assets	1.18%		1.19%		1.19%		1.17%		1.17%

Ratio of total expenses to average net assets	1.38%		1.28%		1.26%		1.20%		1.33%

Ratio of net investment income (loss) to average net assets	3.01%		4.00%		3.77%		0.33%		(1.15)%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	83%(d)

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)   There were either no long-term purchases or no long-term sales for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.    61

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Year

	Commodity Strategy Fund

	Class P Shares

	Year Ended December 31,

	2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of year	$8.36		$8.22		$9.49		$9.06		$7.90

Net investment income (loss)(a)	0.32		0.39		0.38		0.12		(0.06)

Net realized and unrealized gain (loss)	0.96		0.09		(1.30)		1.32		2.71

Total from investment operations	1.28		0.48		(0.92)		1.44		2.65

Distributions to shareholders from net investment income	(1.33)		(0.34)		(0.35)		(1.01)		(1.49)

Net asset value, end of year	$8.31		$8.36		$8.22		$9.49		$9.06

Total return(b)	15.23%		5.88%		(9.72)%		15.84%		33.46%

Net assets, end of year (in 000s)	$93,312		$90,155		$163,164		$299,911		$139,858

Ratio of net expenses to average net assets	0.59%		0.60%		0.60%		0.58%		0.58%

Ratio of total expenses to average net assets	0.79%		0.69%		0.67%		0.61%		0.72%

Ratio of net investment income (loss) to average net assets	3.60%		4.60%		4.34%		1.04%		(0.57)%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	83%(d)

(a)   Calculated based on the average shares outstanding methodology.

(b)   Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)   The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)   There were either no long-term purchases or no long-term sales for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

62     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements

December 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Absolute Return Tracker Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Commodity Strategy Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares of the Absolute Return Tracker Fund are sold with a front-end sales charge of up to 5.50%. Class A Shares of the Commodity Strategy Fund are sold with a front-end sales charge of up to 4.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. Core Commodity Management, LLC (“Core Commodity” or the “Sub-Adviser”) serves as a sub-adviser to the Commodity Strategy Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Commodity Strategy Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Absolute Return Tracker Fund and Commodity Strategy Fund — Cayman Commodity-ART, LLC., and Cayman Commodity-CSF, LTD., (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Absolute Return Tracker and Commodity Strategy Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of December 31, 2025, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets

Goldman Sachs Absolute Return Tracker Fund	$5,560,131,787	$136,231,877	2.5%

Goldman Sachs Commodity Strategy Fund	337,225,710	63,612,017	19.0

B. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued)

December 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES ( continued)

foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Consolidated Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Absolute Return Tracker Fund	Annually	Annually

Commodity Strategy Fund	Semi-Annually	Annually

The Subsidiaries are classified as controlled foreign corporations under the Code. Therefore, the Funds are required to increase their taxable income by their share of their Subsidiaries’ income. Net losses of a Subsidiary cannot be deducted by the Funds in the current period nor carried forward to offset taxable income in future periods. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

GOLDMAN SACHS ALTERNATIVE FUNDS II

2. SIGNIFICANT ACCOUNTING POLICIES ( continued)

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued)

December 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued)

December 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2025:

ABSOLUTE RETURN TRACKER FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,365,525	$91,730	$—

Australia and Oceania	204,395	—	—

Europe	13,028,584	153,289	158,630

North America	2,440,875,454	14,627	20,722

South America	386,754	—	—
Fixed Income

U.S. Treasury Obligations	397,144,885	—	—

Securities Lending Reinvestment Vehicle	50,132,836	—	—

Exchange Traded Funds	1,711,726,452	—	—

Investment Company	707,206,834	—	—

Total	$5,322,071,719	$259,646	$179,352

GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ABSOLUTE RETURN TRACKER FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$2,541,271	$—

Futures Contracts(b)	27,292,575	—	—

Credit Default Swap Contracts(b)	—	2,924,121	—

Total Return Swap Contracts(b)	—	1,139,455	—

Purchased Option Contracts	578,945	—	—

Total	$27,871,520	$6,604,847	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(1,337,788)	$—

Futures Contracts(b)	(13,777,608)	—	—

Total Return Swap Contracts(b)	—	(2,430,761)	—

Written Option Contracts	(511,842)	—	—

Total	$(14,289,450)	$(3,768,549)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) as of fiscal year-end.

COMMODITY STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$38,242,953	$—	$—

Short-term Investments	299,023,173	—	—

Total	$337,266,126	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$7,207,227	$—	$—

Liabilities(a)

Futures Contracts	$(6,622,908)	$—	$—

Total Return Swap Contracts	—	(156)	—

Total	$(6,622,908)	$(156)	$—

(a)	Amount shown represents unrealized gain (loss) as of fiscal year-end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued)

December 31, 2025

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Absolute Return Tracker Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Commodity	Unrealized gains on futures contracts; Variation margin on futures contracts	$12,826,164	(a)	Unrealized losses on futures contracts; Variation margin on futures contracts	$(9,917,109	)(a)

Credit	Variation margin on swap contracts	2,924,121	(a)	—	—

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	2,541,271		Payable for unrealized loss on forward foreign currency exchange contracts; Variation margin on futures contracts	(1,432,961)

Equity	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts; Purchased options, at value	14,898,283	(a)	Payable for unrealized loss on swap contracts; Variation margin on futures contracts; Written options, at value	(4,130,890	)(a)(b)

Interest rate	Variation margin on futures contracts	1,286,528	(a)	Variation margin on futures contracts	(2,577,039	)(a)

Total		$34,476,367			$(18,057,999)

Commodity Strategy Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Commodity	Unrealized gains on futures contracts; Variation margin on futures contracts	$7,207,227	(a)	Unrealized losses on futures contracts; Variation margin on futures contracts	$(6,622,908)(a)

Equity	—	—		Payable for unrealized loss on swap contracts	(156)(b)

Total		$7,207,227			$(6,623,064)

(a)

Includes unrealized gain (loss) on futures and centrally cleared swaps described in the Additional Investment Information sections of the the Consolidated Schedules of Investments. Only the variation margin as of December 31, 2025, is reported within the Consolidated Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $2,430,761 for Absolute Return Tracker Fund and $156 for the Commodity Strategy Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended December 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These

GOLDMAN SACHS ALTERNATIVE FUNDS II

4 . INVESTMENTS IN DERIVATIVES (continued)

gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statements of Operations:

Absolute Return Tracker Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$ (2,855,337)	$5,470,304

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	18,837,254	1,771,643

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and futures contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts and futures contracts	(6,269,990)	(12,701,490)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	(109,096,372)	(13,482,696)

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(27,790,103)	(393,880)

Total		$(127,174,548)	$(19,336,119)

Commodity Strategy Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$13,816,221	$1,611,152

Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	21,326,140	4,289

Total		$35,142,361	$1,615,441

For the fiscal year ended December 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

Absolute Return Tracker Fund	26,471	$653,123,592	$2,531,655,458	410,500	44,547

Commodity Strategy Fund	3,102	—	233,781,208	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended December 31, 2025.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued)

December 31, 2025

5 . AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended December 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^(a)

Absolute Return Tracker Fund	0.70%	0.63%	0.60%	0.59%	0.53%	0.63%	0.60%

Commodity Strategy Fund	0.50	0.50	0.45	0.43	0.42	0.50	0.49

^

Effective Net Management Rate includes of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement (as defined below) after waivers.

GSAM also provides management services to the Subsidiaries pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of each Subsidiary’s average daily net assets. In consideration of the Subsidiaries’ management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of each Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by each Subsidiary under the Subsidiary Agreement. For the fiscal year ended December 31, 2025, GSAM waived $547,418 and $314,754 of each Fund’s management fee for the Absolute Return Tracker and Commodity Strategy Funds, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the fiscal year ended December 31, 2025, the management fee waived by GSAM was for each Fund as follows:

Fund	Management Fee Waived

Absolute Return Tracker Fund	$1,487,347

Commodity Strategy Fund	44,425

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A, Class C and Class R Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A, Class C or Class R Shares of the Funds, as set forth below.

GOLDMAN SACHS ALTERNATIVE FUNDS II

5 . AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended December 31, 2025, Goldman Sachs did not retain any of the Class C Shares’ CDSC. During the fiscal year ended December 31, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Absolute Return Tracker Fund	$3,876

Commodity Strategy Fund	1,211

D. Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Absolute Return Tracker Fund; 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Commodity Strategy Fund; 0.03% of the average daily net assets of Class R6 and P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Absolute Return Tracker and Commodity Strategy Funds are 0.014% and 0.074%, respectively. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above. The Subsidiaries also pay certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit each Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Absolute Return Tracker and Commodity Strategy Funds.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued)

December 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended December 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Absolute Return Tracker Fund	$2,034,765	$6,418	$1,330,315	$3,371,498

Commodity Strategy Fund	359,179	240	641,046	1,000,465

G. Line of Credit Facility — As of December 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended December 31, 2025, Goldman Sachs earned $450,195 and $0 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Absolute Return Tracker and Commodity Strategy Funds, respectively.

The table below shows the transactions in and earnings from investments in the Underlying Fund for the fiscal year ended December 31, 2025:

Fund	Underlying Fund	Beginning Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income

Absolute Return Tracker Fund	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF	$75,573,576	$111,943,194	$(13,861,239)	$(135,218)	$(6,583)	$173,513,730	3,427,100	$5,647,441

	Goldman Sachs Financial Square Government Fund — Institutional Shares	486,231,739	4,092,362,972	(3,871,387,877)	—	—	707,206,834	707,206,834	26,327,992

Commodity Strategy Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	11,079,291	263,624,204	(236,460,542)	—	—	38,242,953	38,242,953	1,142,113

GOLDMAN SACHS ALTERNATIVE FUNDS II

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2025, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Absolute Return Tracker Fund	$5,275,124,175	$5,188,687,513

For the fiscal year ended December 31, 2025, there were no purchases and proceeds from sales and maturities of long-term securities for the Commodity Strategy Fund.

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of December 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Consolidated Statements of Assets and Liabilities, where applicable.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued)

December 31, 2025

7. SECURITIES LENDING (continued)

Both the Absolute Return Tracker Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the fiscal year ended December 31, 2025, are reported under Investment Income on the Consolidated Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year Ended December 31, 2025

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Fund from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of December 31, 2025

Absolute Return Tracker Fund	$83,682	$896,265	$208,971

The following table provides information about the Absolute Return Tracker Fund’s investments in the Government Money Market Fund for the fiscal year ended December 31, 2025:

Fund	Beginning Value as of December 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of December 31, 2025	Shares as of December 31, 2025

Absolute Return Tracker Fund	$23,455,375	$1,720,310,930	$(1,693,633,469)	$50,132,836	50,132,836

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

	Absolute Return Tracker Fund	Commodity Strategy Fund

Distributions paid from:

Ordinary income	$116,045,265	$49,247,108

Total taxable distributions	$116,045,265	$49,247,108

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Absolute Return Tracker Fund	Commodity Strategy Fund

Distributions paid from:

Ordinary income	$50,037,555	$14,508,990

Total taxable distributions	$50,037,555	$14,508,990

GOLDMAN SACHS ALTERNATIVE FUNDS II

8. TAX INFORMATION (continued)

As of December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Absolute Return Tracker Fund	Commodity Strategy Fund

Undistributed ordinary income — net	$26,135,068	$1,416,335

Capital loss carryforwards:

Perpetual Short-Term	—	(3,114,668)

Perpetual Long-Term	—	(18,256,290)

Total capital loss carryforwards	—	(21,370,958)

Timing differences (Real Estate Investment Trusts and Straddle Loss Deferral)	$(89,548,538)	$—

Unrealized gains (loss) — net	564,800,477	1,067,361

Total accumulated earnings (loss) net	$501,387,007	$(18,887,262)

As of December 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Absolute Return Tracker Fund	Commodity Strategy Fund

Tax Cost	$4,770,738,523	$336,782,928

Gross unrealized gain	632,099,788	1,067,361

Gross unrealized loss	(67,299,311)	—

Net unrealized gain	$564,800,477	$1,067,361

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments, swap transactions, and underlying fund investments.

The Absolute Return Tracker and Commodity Strategy Funds reclassed $2,396,890 and 5,414,889, respectively, from paid in capital to distributable earnings for the year ending December 31, 2025. In order to present certain components of the Funds’ capital accounts on a tax-basis,certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued)

December 31, 2025

9. OTHER RISKS (continued)

which the Subsidiaries enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore the Funds’, share values to fluctuate.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the

GOLDMAN SACHS ALTERNATIVE FUNDS II

9. OTHER RISKS (continued)

investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiaries are not registered under the Act and are not subject to all the investor protections of the Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the Prospectus and the SAI and could adversely affect the Funds.

Tax Risk — The Funds seek to gain exposure to the commodity markets through investments in the Subsidiaries. The tax treatment of the Funds’ investments in the Subsidiaries could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Funds may fail to qualify as regulated investment companies (“RIC”) under Subchapter M of the

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued)

December 31, 2025

9. OTHER RISKS (continued)

Code if over 10% of their gross income was derived from these investments. If the Funds failed to qualify as RICs, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Absolute Return Tracker Fund

	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,426,522	$14,129,870	1,903,364	$17,779,659

Reinvestment of distributions	67,771	694,708	31,100	296,692

Shares redeemed	(1,749,963)	(17,324,524)	(2,432,292)	(22,805,394)

	(255,670)	(2,499,946)	(497,828)	(4,729,043)

Class C Shares

Shares sold	146,118	1,288,460	201,235	1,676,190

Reinvestment of distributions	5,784	52,226	901	7,643

Shares redeemed	(262,390)	(2,297,258)	(222,574)	(1,845,114)

	(110,488)	(956,572)	(20,438)	(161,281)

Institutional Shares

Shares sold	78,531,508	817,665,372	72,186,420	708,967,973

Reinvestment of distributions	3,913,439	42,121,262	2,004,720	19,987,067

Shares redeemed	(60,016,420)	(618,893,098)	(91,950,023)	(901,286,511)

	22,428,527	240,893,536	(17,758,883)	(172,331,471)

Investor Shares

Shares sold	58,853,941	595,118,845	31,022,149	299,487,491

Reinvestment of distributions	2,272,011	24,051,595	783,417	7,693,150

Shares redeemed	(23,939,697)	(242,922,319)	(18,954,413)	(183,577,234)

	37,186,255	376,248,121	12,851,153	123,603,407

Class R6 Shares

Shares sold	34,095,578	353,018,741	33,913,557	334,359,828

Reinvestment of distributions	327,448	3,517,797	129,705	1,290,566

Shares redeemed	(21,441,918)	(220,833,754)	(16,854,738)	(163,541,015)

	12,981,108	135,702,784	17,188,524	172,109,379

Class R Shares

Shares sold	27,003	253,837	26,126	238,217

Reinvestment of distributions	1,394	13,675	646	5,911

Shares redeemed	(39,478)	(376,569)	(24,460)	(217,708)

	(11,081)	(109,057)	2,312	26,420

Class P Shares

Shares sold	1,516,044	15,918,878	3,008,783	29,365,856

Reinvestment of distributions	430,787	4,636,534	251,755	2,509,999

Shares redeemed	(3,514,302)	(36,198,228)	(4,445,724)	(43,214,111)

	(1,567,471)	(15,642,816)	(1,185,186)	(11,338,256)

NET INCREASE	70,651,180	$733,636,050	10,579,654	$107,179,155

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued)

December 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Commodity Strategy Fund

	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	291,615	$2,545,205	424,356	$3,490,209

Reinvestment of distributions	288,364	2,393,543	86,497	712,737

Shares redeemed	(752,119)	(6,521,304)	(916,104)	(7,525,135)

	(172,140)	(1,582,556)	(405,251)	(3,322,189)

Class C Shares

Shares sold	34,761	274,507	42,146	313,216

Reinvestment of distributions	50,020	372,165	13,194	99,238

Shares redeemed	(117,750)	(949,319)	(153,025)	(1,154,851)

	(32,969)	(302,647)	(97,685)	(742,397)

Institutional Shares

Shares sold	2,340,864	20,754,138	4,822,070	39,675,404

Reinvestment of distributions	1,812,319	15,350,796	519,695	4,358,981

Shares redeemed	(4,166,434)	(37,046,673)	(22,310,476)	(183,827,761)

	(13,251)	(941,739)	(16,968,711)	(139,793,376)

Investor Shares

Shares sold	195,016	1,740,766	258,155	2,141,555

Reinvestment of distributions	110,734	940,709	51,511	433,964

Shares redeemed	(619,043)	(5,535,077)	(1,976,623)	(16,522,207)

	(313,293)	(2,853,602)	(1,666,957)	(13,946,688)

Class R6 Shares

Shares sold	2,232,375	19,916,380	2,197,749	18,496,124

Reinvestment of distributions	1,058,723	8,998,384	306,261	2,576,326

Shares redeemed	(2,475,295)	(22,041,906)	(5,546,015)	(46,794,510)

	815,803	6,872,858	(3,042,005)	(25,722,060)

Class R Shares

Shares sold	46,264	393,719	47,333	380,442

Reinvestment of distributions	37,072	297,606	9,363	75,125

Shares redeemed	(65,451)	(554,453)	(141,560)	(1,133,496)

	17,885	136,872	(84,864)	(677,929)

Class P Shares

Shares sold	229,730	2,018,000	1,041,843	8,712,750

Reinvestment of distributions	1,583,022	13,440,102	504,028	4,242,762

Shares redeemed	(1,368,359)	(12,003,449)	(10,612,179)	(87,407,327)

	444,393	3,454,653	(9,066,308)	(74,451,815)

NET INCREASE (DECREASE)	746,428	$4,783,839	(31,331,781)	$(258,656,454)

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Absolute Return Tracker Fund and Goldman Sachs Commodity Strategy Fund

Opinions on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Goldman Sachs Absolute Return Tracker Fund and Goldman Sachs Commodity Strategy Fund and each of their subsidiaries (two of the Funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related consolidated statements of operations for the year ended December 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2026

We have served as the auditor of one or more investment companies in Goldman Sachs fund complex since 2000.

Goldman Sachs Trust – Alternative Funds II - Tax Information (Unaudited)

For the year ended December 31, 2025, 13.42% of the dividends paid from net investment company taxable income by the Absolute Return Tracker Fund qualify for the dividends received deduction available to corporations.

For the year ended December 31, 2025, 30.27% of the dividends paid from net investment company taxable income by the Absolute Return Tracker Fund qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended December 31, 2025, the Absolute Return Tracker Fund and Commodity Strategy Fund designated 26.41% and 21.83%, respectively, of the dividends paid from net investment company taxable income as Section 163(j) Interest Dividends.

For the year ended December 31, 2025, 1.26% of the dividends paid from net investment company taxable income by the Absolute Return Tracker Fund qualify as section 199A dividends.

During the year ended December 31, 2025, the Absolute Return Tracker Fund designates $90,060,854 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. SELSAT2AR-26

Goldman Sachs Funds Annual Financial Statements December 31, 2025 Tax-Advantaged Equity Funds II Goldman Sachs International Equity Dividend and Premium Fund Goldman Sachs U.S. Equity Dividend and Premium Fund Asset Management

Goldman Sachs Tax-Advantaged Equity Funds II

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments December 31, 2025

Shares	Description	Value

Common Stocks – 99.2%

Australia – 7.5%
34,848	ANZ Group Holdings Ltd. (Banks)	$842,541
65,202	APA Group (Gas Utilities)	389,595
71,686	BHP Group Ltd. (Metals & Mining)	2,163,421
28,587	Coles Group Ltd. (Consumer Staples Distribution & Retail)	408,601
4,110	Commonwealth Bank of Australia (Banks)	438,697
24	CSL Ltd. (Biotechnology)	2,762
32,204	Goodman Group (Industrial REITs)	662,699
125,683	Medibank Pvt Ltd. (Insurance)	401,100
85,124	National Australia Bank Ltd. (Banks)	2,393,409
50,500	Origin Energy Ltd. (Electric Utilities)	385,644
416	Rio Tinto Ltd. (Metals & Mining)	40,583
30,353	Telstra Group Ltd. (Diversified Telecommunication Services)	98,482
82,009	Transurban Group (Transportation Infrastructure)	776,100
5,953	Wesfarmers Ltd. (Broadline Retail)	320,706
42,396	Westpac Banking Corp. (Banks)	1,087,946
67,220	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	1,048,135

		11,460,421

Austria – 0.7%
18,000	OMV AG (Oil, Gas & Consumable Fuels)	1,001,654

Belgium – 0.7%
13,960	Ageas SA (Insurance)	978,050
540	UCB SA (Pharmaceuticals)	150,458

		1,128,508

China – 0.1%
52,000	SITC International Holdings Co. Ltd. (Marine Transportation)	186,076

Denmark – 1.9%
337	AP Moller - Maersk AS Class B (Marine Transportation)	773,264
4,380	Coloplast AS Class B (Health Care Equipment & Supplies)	375,520
6,220	Danske Bank AS (Banks)	310,604
26,827	Novo Nordisk AS Class B (Pharmaceuticals)	1,360,624
2,108	Tryg AS (Insurance)	55,127

		2,875,139

Finland – 2.2%
20,276	Kesko OYJ Class B (Consumer Staples Distribution & Retail)	457,514
7,878	Kone OYJ Class B (Machinery)	558,101
28,499	Metso OYJ (Machinery)	495,858
77,713	Nordea Bank Abp (Banks)	1,461,972
5,423	Orion OYJ Class B (Pharmaceuticals)	404,597

Shares	Description	Value

Common Stocks (continued)

Finland (continued)
3	Stora Enso OYJ Class R (Paper & Forest Products)	$37

		3,378,079

France – 12.2%
554	Airbus SE (Aerospace & Defense)	128,652
14,223	Amundi SA(a) (Capital Markets)	1,175,528
36,191	AXA SA (Insurance)	1,736,480
17,244	BNP Paribas SA (Banks)	1,631,403
21,873	Bouygues SA (Construction & Engineering)	1,137,075
1,218	Capgemini SE (IT Services)	202,247
56,944	Credit Agricole SA (Banks)	1,172,355
12,806	Danone SA (Food Products)	1,155,089
1,065	Dassault Systemes SE (Software)	29,754
64,497	Engie SA (Multi-Utilities)	1,694,293
4,124	FDJ UNITED (Hotels, Restaurants & Leisure)	114,155
18,051	Getlink SE (Transportation Infrastructure)	333,204
120	Hermes International SCA (Textiles, Apparel & Luxury Goods)	297,942
1,669	L’Oreal SA (Personal Products)	716,528
3,497	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,635,814
4,048	Orange SA (Diversified Telecommunication Services)	67,547
10,383	Orange SA ADR (Diversified Telecommunication Services)	173,292
3,671	Pernod Ricard SA (Beverages)	314,334
748	Publicis Groupe SA (Media)	77,678
2,275	Rexel SA (Trading Companies & Distributors)	89,230
10,227	Sanofi SA (Pharmaceuticals)	989,515
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	134,601
3,834	Schneider Electric SE (Electrical Equipment)	1,048,887
7,777	TotalEnergies SE (Oil, Gas & Consumable Fuels)	508,349
1,660	Unibail-Rodamco-Westfield* (Retail REITs)	180,520
6,333	Vinci SA (Construction & Engineering)	890,946

		18,635,418

Germany – 7.7%
1,665	Allianz SE (Insurance)	769,858
22,436	BASF SE (Chemicals)	1,180,551
811	CTS Eventim AG & Co. KGaA (Entertainment)	74,241
13,085	Daimler Truck Holding AG (Machinery)	566,744

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) December 31, 2025

Shares	Description	Value

Common Stocks (continued)

Germany (continued)
14,740	Deutsche Post AG (Air Freight & Logistics)	$803,709
35,667	Evonik Industries AG (Chemicals)	556,622
1,241	Heidelberg Materials AG (Construction Materials)	321,738
9,400	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	410,131
1,337	Knorr-Bremse AG (Machinery)	148,330
567	MTU Aero Engines AG (Aerospace & Defense)	235,037
1,425	Nemetschek SE (Software)	154,171
39	Rational AG (Machinery)	30,111
544	Rheinmetall AG (Aerospace & Defense)	992,470
9,299	SAP SE (Software)	2,259,364
7,615	Siemens AG (Industrial Conglomerates)	2,132,781
6,366	Siemens Energy AG* (Electrical Equipment)	893,077
4,920	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	257,895

		11,786,830

Hong Kong – 1.6%
74,600	AIA Group Ltd. (Insurance)	767,865
54,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	266,264
45,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	66,551
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	88
12,096	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	632,879
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	20,474
58,000	MTR Corp. Ltd. (Ground Transportation)	222,136
28,444	Sino Land Co. Ltd. (Real Estate Management & Development)	37,428
5,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	66,970
24,000	Techtronic Industries Co. Ltd. (Machinery)	276,075

		2,356,730

Israel – 0.4%
13,593	Bank Hapoalim BM (Banks)	307,434
96	CyberArk Software Ltd.* (Software)	42,822
6,559	ICL Group Ltd. (Chemicals)	37,716
2,785	Mizrahi Tefahot Bank Ltd. (Banks)	194,580
1,400	Teva Pharmaceutical Industries Ltd. ADR* (Pharmaceuticals)	43,694

		626,246

Shares	Description	Value

Common Stocks (continued)

Italy – 3.9%
274	Amplifon SpA (Health Care Providers
	& Services)	$4,393
41,885	BPER Banca SpA (Banks)	565,970
146,400	Enel SpA (Electric Utilities)	1,522,169
371,650	Intesa Sanpaolo SpA (Banks)	2,568,139
1,343	Leonardo SpA (Aerospace & Defense)	76,820
19,999	Mediobanca Banca di Credito Finanziario SpA (Banks)	415,197
5,063	Moncler SpA (Textiles, Apparel & Luxury Goods)	323,628
2,666	Prysmian SpA (Electrical Equipment)	265,953
4,530	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	257,163

		5,999,432

Japan – 21.5%
5,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	682,818
16,600	Asahi Kasei Corp. (Chemicals)	147,553
9,500	Asics Corp. (Textiles, Apparel & Luxury Goods)	228,061
66,300	Astellas Pharma, Inc. (Pharmaceuticals)	882,421
3,300	Bandai Namco Holdings, Inc. (Leisure Products)	87,833
40,400	Bridgestone Corp. (Automobile Components)	908,970
31,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	934,999
5,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	283,292
6,000	Dai-ichi Life Holdings, Inc. (Insurance)	49,863
12,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	261,185
8,500	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	161,857
109,200	Daiwa Securities Group, Inc. (Capital Markets)	957,006
2,800	Denso Corp. (Automobile Components)	38,674
1,200	Disco Corp. (Semiconductors & Semiconductor Equipment)	365,594
2,800	Eisai Co. Ltd. (Pharmaceuticals)	83,134
12,000	FANUC Corp. (Machinery)	466,989
1,000	Fast Retailing Co. Ltd. (Specialty Retail)	362,588
7,800	Fujikura Ltd. (Electrical Equipment)	864,984
700	Hikari Tsushin, Inc. (Industrial Conglomerates)	196,139
28,000	Hitachi Ltd. (Industrial Conglomerates)	878,124
4,200	Honda Motor Co. Ltd. (Automobiles)	41,222
500	Hoya Corp. (Health Care Equipment & Supplies)	75,835

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
8,600	Inpex Corp. (Oil, Gas & Consumable Fuels)	$172,005
81,500	ITOCHU Corp. (Trading Companies & Distributors)	1,029,900
14,600	Japan Post Insurance Co. Ltd. (Insurance)	439,074
14,000	Japan Tobacco, Inc. (Tobacco)	503,192
12,400	Kajima Corp. (Construction & Engineering)	462,365
1,700	Kao Corp. (Personal Products)	67,950
200	Keyence Corp. (Electronic Equipment, Instruments & Components)	72,345
22,500	Kirin Holdings Co. Ltd. (Beverages)	336,803
12,500	Komatsu Ltd. (Machinery)	396,656
200	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	38,109
4,300	M3, Inc. (Health Care Technology)	57,847
37,000	Marubeni Corp. (Trading Companies & Distributors)	1,030,449
30,700	Mitsubishi Corp. (Trading Companies & Distributors)	702,191
1,900	Mitsubishi Electric Corp. (Electrical Equipment)	55,398
13,800	Mitsubishi HC Capital, Inc. (Financial Services)	115,440
32,700	Mitsubishi Heavy Industries Ltd. (Machinery)	798,287
92,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,466,487
24,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	718,675
100	Mitsui OSK Lines Ltd. (Marine Transportation)	3,006
18,100	Mizuho Financial Group, Inc. (Banks)	660,551
9,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	211,293
20,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	427,827
8,100	Nintendo Co. Ltd. (Entertainment)	546,868
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	6,696
6,200	Nippon Yusen KK (Marine Transportation)	200,828
5,400	Nitto Denko Corp. (Chemicals)	128,572
5,200	Nomura Research Institute Ltd. (IT Services)	197,884
40,700	Obayashi Corp. (Construction & Engineering)	851,766
3,200	Obic Co. Ltd. (IT Services)	100,444
200	Olympus Corp. (Health Care Equipment & Supplies)	2,536
4,000	Otsuka Corp. (IT Services)	82,422
9,900	Recruit Holdings Co. Ltd. (Professional Services)	556,296

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
14,800	Resona Holdings, Inc. (Banks)	$140,862
36,500	Sekisui House Ltd. (Household Durables)	814,433
4,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	68,962
3,600	SG Holdings Co. Ltd. (Air Freight & Logistics)	32,946
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	98,500
16,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	509,403
1,161,200	SoftBank Corp. (Wireless Telecommunication Services)	1,594,279
1,600	SoftBank Group Corp. (Wireless Telecommunication Services)	44,885
5,100	Sompo Holdings, Inc. (Insurance)	173,105
30,500	Sony Financial Group, Inc.* (Financial Services)	32,323
30,500	Sony Group Corp. (Household Durables)	782,355
11,800	Sumitomo Corp. (Trading Companies & Distributors)	408,427
5,000	Sumitomo Electric Industries Ltd. (Automobile Components)	201,386
32,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,058,111
41,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,279,888
15,000	TDK Corp. (Electronic Equipment, Instruments & Components)	212,216
13,000	Tokio Marine Holdings, Inc. (Insurance)	480,559
5,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,180,454
300	Tokyo Gas Co. Ltd. (Gas Utilities)	11,893
93,900	Toyota Motor Corp. (Automobiles)	2,016,699
22,500	ZOZO, Inc. (Specialty Retail)	185,554

		32,726,543

Macau – 0.0%
8,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	20,179

Netherlands – 4.1%
1	Akzo Nobel NV (Chemicals)	70
450	Argenx SE* (Biotechnology)	379,595
467	ASM International NV (Semiconductors & Semiconductor Equipment)	282,719
3,046	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,282,126
10,888	ASR Nederland NV (Insurance)	774,690

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) December 31, 2025

Shares	Description	Value

Common Stocks (continued)

Netherlands (continued)
1,017	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	$158,994
42	Heineken NV (Beverages)	3,465
53,861	Koninklijke KPN NV (Diversified Telecommunication Services)	251,677
7,345	Koninklijke Philips NV (Health Care Equipment & Supplies)	199,998
4,789	Magnum Ice Cream Co. NV* (Food Products)	76,279
4,249	NN Group NV (Insurance)	327,787
6,895	Prosus NV (Broadline Retail)	426,931
5,766	Universal Music Group NV (Entertainment)	150,319

		6,314,650

New Zealand – 0.2%
5,287	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	114,871
36,465	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	117,774

		232,645

Norway – 0.5%
58	Gjensidige Forsikring ASA (Insurance)	1,733
3,774	Kongsberg Gruppen ASA (Aerospace & Defense)	96,710
416	Salmar ASA (Food Products)	25,425
45,454	Telenor ASA (Diversified Telecommunication Services)	661,103

		784,971

Portugal – 0.2%
26,970	EDP SA (Electric Utilities)	124,218
7,432	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	127,981
742	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	17,657

		269,856

Singapore – 1.5%
22,099	DBS Group Holdings Ltd. (Banks)	968,038
6,600	Keppel Ltd. (Industrial Conglomerates)	53,062
2,274	Sea Ltd. ADR* (Broadline Retail)	290,094
1,100	Singapore Exchange Ltd. (Capital Markets)	14,481
96,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	632,500
100,300	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	354,861

		2,313,036

Shares	Description	Value

Common Stocks (continued)

South Africa – 0.0%
1	Anglo American PLC (Metals & Mining)	$41
102	Valterra Platinum Ltd. (Metals & Mining)	8,513

		8,554

Spain – 3.2%
36,230	Aena SME SA(a) (Transportation Infrastructure)	1,012,297
1,047	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	77,489
101,952	CaixaBank SA (Banks)	1,246,478
6,904	Endesa SA (Electric Utilities)	248,519
31,953	Iberdrola SA (Electric Utilities)	691,891
12,096	Industria de Diseno Textil SA (Specialty Retail)	797,909
9,652	Redeia Corp. SA (Electric Utilities)	172,064
10,540	Repsol SA (Oil, Gas & Consumable Fuels)	196,660
92,400	Telefonica SA (Diversified Telecommunication Services)	379,297

		4,822,604

Sweden – 2.7%
7,042	Atlas Copco AB Class A (Machinery)	125,366
40,761	Atlas Copco AB Class B (Machinery)	651,634
1,549	EQT AB (Capital Markets)	60,513
18,328	H & M Hennes & Mauritz AB Class B (Specialty Retail)	367,364
4,836	Securitas AB Class B (Commercial Services & Supplies)	76,908
35,604	Swedbank AB Class A (Banks)	1,235,281
26,849	Tele2 AB Class B (Wireless Telecommunication Services)	449,898
37,960	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	369,428
177,809	Telia Co. AB (Diversified Telecommunication Services)	759,949

		4,096,341

Switzerland – 9.7%
9,644	ABB Ltd. (Electrical Equipment)	710,932
5,238	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	1,129,579
299	Geberit AG (Building Products)	232,210
10,445	Holcim AG (Construction Materials)	1,016,824
21,848	Nestle SA (Food Products)	2,168,613
15,605	Novartis AG (Pharmaceuticals)	2,150,305
468	Partners Group Holding AG (Capital Markets)	574,227
6,564	Roche Holding AG (Pharmaceuticals)	2,710,736
10,717	SGS SA (Professional Services)	1,229,323
5,513	SIG Group AG (Containers & Packaging)	78,637

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks (continued)

Switzerland (continued)
376	Sonova Holding AG (Health Care Equipment & Supplies)	$97,259
1,075	Straumann Holding AG (Health Care Equipment & Supplies)	125,564
3,980	Swiss Re AG (Insurance)	663,027
1,651	UBS Group AG (Capital Markets)	76,234
662	VAT Group AG(a) (Machinery)	317,826
2,007	Zurich Insurance Group AG (Insurance)	1,518,701

		14,799,997

United Arab Emirates – 0.2%
7,315	Experian PLC (Professional Services)	329,808

United Kingdom – 16.0%
1,429	Ashtead Group PLC (Trading Companies & Distributors)	97,428
17,478	AstraZeneca PLC ADR (Pharmaceuticals)	1,606,752
38,835	BAE Systems PLC (Aerospace & Defense)	893,790
11,966	Barratt Redrow PLC (Household Durables)	61,471
2,733	BP PLC ADR (Oil, Gas & Consumable Fuels)	94,917
15,806	British American Tobacco PLC (Tobacco)	896,053
4,415	Coca-Cola Europacific Partners PLC (Beverages)	400,440
7,932	Compass Group PLC (Hotels, Restaurants & Leisure)	251,326
13,945	Diageo PLC (Beverages)	300,486
74,513	Evraz PLC*(b) (Metals & Mining)	—
31,029	GSK PLC ADR (Pharmaceuticals)	1,521,662
88,128	HSBC Holdings PLC (Banks)	1,386,776
32,780	HSBC Holdings PLC ADR (Banks)	2,578,803
9,096	Imperial Brands PLC (Tobacco)	381,943
19,977	Kingfisher PLC (Specialty Retail)	84,094
379,782	M&G PLC (Financial Services)	1,462,088
47,968	National Grid PLC (Multi-Utilities)	735,756
182,492	Phoenix Group Holdings PLC (Insurance)	1,806,642
3,787	Reckitt Benckiser Group PLC (Household Products)	306,442
17,073	RELX PLC (Professional Services)	687,817
1,647	Rentokil Initial PLC ADR (Commercial Services & Supplies)	48,521
32,916	Rio Tinto PLC ADR (Metals & Mining)	2,634,267
6,703	Rolls-Royce Holdings PLC (Aerospace & Defense)	103,667
15,392	Segro PLC (Industrial REITs)	149,120
68,526	Shell PLC (Oil, Gas & Consumable Fuels)	2,526,196
28,341	SSE PLC (Electric Utilities)	830,899

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
10,345	Unilever PLC ADR (Personal Products)	$676,563
10,944	Unilever PLC (Personal Products)	716,062
85,247	Vodafone Group PLC ADR (Wireless Telecommunication Services)	1,126,113
8,707	WPP PLC (Media)	39,114

		24,405,208

United States* – 0.5%
926	Amrize Ltd. (Construction Materials)	50,264
1,155	Spotify Technology SA(c) (Entertainment)	670,720

		720,984

TOTAL COMMON STOCKS (Cost $93,386,200)		$151,279,909

Shares	Dividend Rate	Value

Preferred Stocks – 0.7%

Germany – 0.7%
Bayerische Motoren Werke AG (Automobiles)
9,829	4.711%	$1,047,382
Sartorius AG (Life Sciences Tools & Services)
423	0.299	121,809

TOTAL PREFERRED STOCKS (Cost $783,036)		$1,169,191

Investment Company(d) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
47	3.686%	$47
(Cost $47)

TOTAL INVESTMENTS – 99.9% (Cost $94,169,283)		$152,449,147

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		84,984

NET ASSETS – 100.0%		$152,534,131

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) December 31, 2025

(d)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF DECEMBER 31, 2025

Sector	% of Total Market Value

Financials	26.5%

Industrials	19.7

Health Care	10.5

Consumer Discretionary	9.3

Information Technology	7.6

Consumer Staples	6.6

Materials	5.8

Communication Services	5.0

Utilities	4.5

Energy	3.7

Real Estate	0.8

Investment Company	0.0

100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Euro Stoxx 50 Index	(4)	03/20/26	$(274,574)	$(2,680)
FTSE 100 Index	(1)	03/20/26	(134,000)	(2,159)
TOPIX Futures	(1)	03/12/26	(217,920)	(2,549)

TOTAL FUTURES CONTRACTS				$(7,388)

WRITTEN OPTIONS CONTRACTS—At December 31, 2025, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts Calls
Euro Stoxx 50 Index	$5,825.00	03/20/2026	(508)	$(295,910,000)	$(930,129)	$(787,138)	$(142,991)
Nikkei 225 Index	51,000.00	03/13/2026	(46)	(234,600,000)	(443,437)	(625,093)	181,656
FTSE 100 Index	9,950.00	03/20/2026	(76)	(75,620,000)	(204,376)	(177,903)	(26,473)

Total written option contracts			(630)	(606,130,000)	$(1,577,942)	$(1,590,134)	$12,192

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
SpA	—Stand-by Purchase Agreement

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments December 31, 2025

Shares	Description	Value

Common Stocks – 100.3%

Aerospace & Defense – 2.2%
78,300	General Electric Co.	$24,118,749
124,677	RTX Corp.	22,865,762
25,636	TransDigm Group, Inc.	34,092,034

		81,076,545

Air Freight & Logistics – 0.9%
318,406	United Parcel Service, Inc. Class B	31,582,691

Automobiles* – 2.3%
189,762	Tesla, Inc.	85,339,767

Banks – 3.9%
166,276	JPMorgan Chase & Co.(a)	53,577,453
1,092,000	KeyCorp	22,538,880
87,800	PNC Financial Services Group, Inc.	18,326,494
575,746	U.S. Bancorp	30,721,806
212,160	Wells Fargo & Co.	19,773,312

		144,937,945

Beverages – 1.2%
342,149	Coca-Cola Co.	23,919,636
133,419	PepsiCo, Inc.	19,148,295

		43,067,931

Biotechnology – 1.8%
161,437	AbbVie, Inc.	36,886,740
46,838	Amgen, Inc.	15,330,546
126,600	Gilead Sciences, Inc.	15,538,884
3,600	Mirati Therapeutics, Inc.*(b)	2,520

		67,758,690

Broadline Retail* – 3.9%
629,978	Amazon.com, Inc.	145,411,522

Building Products – 0.5%
1,800	Advanced Drainage Systems, Inc.	260,694
148,275	Johnson Controls International PLC	17,755,931

		18,016,625

Capital Markets – 3.6%
77,850	ARES Management Corp. Class A	12,582,895
13,300	Blackrock, Inc.	14,235,522
78,375	Blackstone, Inc.	12,080,723
83,600	Blue Owl Capital, Inc.	1,248,984
23,400	Carlyle Group, Inc.	1,383,174
4,700	Evercore, Inc. Class A	1,599,175
823,200	Franklin Resources, Inc.	19,666,248
296,700	Janus Henderson Group PLC	14,114,019
44,700	Jefferies Financial Group, Inc.	2,770,059
153,027	Morgan Stanley	27,166,883
70,125	Robinhood Markets, Inc. Class A*	7,931,138

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
166,259	T. Rowe Price Group, Inc.	$17,021,596

		131,800,416

Chemicals – 0.8%
64,800	Linde PLC	27,630,072
21,250	Solstice Advanced Materials, Inc.*	1,032,325

		28,662,397

Commercial Services & Supplies – 0.0%
600	MSA Safety, Inc.	96,084

Communications Equipment – 1.0%
469,146	Cisco Systems, Inc.	36,138,316

Construction & Engineering – 0.0%
12,625	Everus Construction Group, Inc.*	1,080,195
1,200	Valmont Industries, Inc.	482,784

		1,562,979

Consumer Finance – 0.6%
52,000	American Express Co.	19,237,400
5,600	OneMain Holdings, Inc.	378,280
17,600	SLM Corp.	476,256
18,700	SoFi Technologies, Inc.*	489,566

		20,581,502

Consumer Staples Distribution & Retail – 1.2%
158,600	Target Corp.	15,503,150
268,980	Walmart, Inc.	29,967,062

		45,470,212

Containers & Packaging – 1.0%
2,629,000	Amcor PLC	21,925,860
315,616	International Paper Co.	12,432,114
44,400	Sonoco Products Co.	1,937,616

		36,295,590

Diversified Consumer Services – 0.0%
13,611	ADT, Inc.	109,841
24,800	H&R Block, Inc.	1,080,784

		1,190,625

Diversified REITs – 0.0%
7,100	WP Carey, Inc.	456,956

Diversified Telecommunication Services – 1.5%
664,830	AT&T, Inc.	16,514,377
920,742	Verizon Communications, Inc.(a)	37,501,822

		54,016,199

Electric Utilities – 1.6%
210,038	Duke Energy Corp.	24,618,554
371,490	Eversource Energy	25,012,422
193,000	OGE Energy Corp.	8,241,100

		57,872,076

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – 1.0%
68,111	Eaton Corp. PLC	$21,694,035
25,200	GE Vernova, Inc.	16,469,964

		38,163,999

Electronic Equipment, Instruments & Components – 1.0%
259,140	Amphenol Corp. Class A	35,020,180
69,300	Avnet, Inc.	3,331,944

		38,352,124

Entertainment* – 0.8%
283,590	Netflix, Inc.	26,589,398
10,758	ROBLOX Corp. Class A	871,721
3,980	Roku, Inc.	431,790

		27,892,909

Financial Services – 3.1%
17,776	Affirm Holdings, Inc.*	1,323,068
75,508	Berkshire Hathaway, Inc. Class B*	37,954,096
77,969	Block, Inc.*	5,075,002
110,700	Corebridge Financial, Inc.	3,339,819
137,600	Equitable Holdings, Inc.	6,556,640
43,566	Mastercard, Inc. Class A	24,870,958
3,800	Shift4 Payments, Inc. Class A*(c)	239,286
89,250	Visa, Inc. Class A	31,300,867
426,993	Western Union Co.	3,975,305

		114,635,041

Food Products – 0.8%
39,355	Flowers Foods, Inc.	428,183
1,135,881	Kraft Heinz Co.	27,545,114

		27,973,297

Gas Utilities – 0.0%
50,500	MDU Resources Group, Inc.	985,760

Ground Transportation – 0.5%
100	Avis Budget Group, Inc.*	12,832
16,500	Ryder System, Inc.	3,157,935
70,280	Union Pacific Corp.	16,257,170

		19,427,937

Health Care Equipment & Supplies – 2.4%
166,946	Abbott Laboratories	20,916,664
34,500	Intuitive Surgical, Inc.*	19,539,420
323,253	Medtronic PLC	31,051,683
3,741	Penumbra, Inc.*	1,163,114
49,650	Stryker Corp.	17,450,486

		90,121,367

Health Care Providers & Services – 1.3%
209,375	CVS Health Corp.	16,616,000
21,060	Humana, Inc.	5,394,098
80,702	UnitedHealth Group, Inc.	26,640,537

		48,650,635

Shares	Description	Value

Common Stocks – (continued)

Health Care REITs – 0.9%
6,800	Healthcare Realty Trust, Inc.	$115,260
5	Omega Healthcare Investors, Inc.	222
168,512	Welltower, Inc.	31,277,512

		31,392,994

Hotels, Restaurants & Leisure – 2.0%
32,250	Aramark	1,188,735
3,200	Booking Holdings, Inc.	17,137,056
72,561	Darden Restaurants, Inc.	13,352,675
18,300	DraftKings, Inc. Class A*	630,618
81,400	McDonald’s Corp.	24,878,282
165,706	Starbucks Corp.	13,954,102
8,000	Travel & Leisure Co.	564,240
5,400	Vail Resorts, Inc.	717,120

		72,422,828

Household Durables – 0.0%
12,600	Somnigroup International, Inc.	1,124,928
200	TopBuild Corp.*	83,438

		1,208,366

Household Products – 0.8%
196,579	Procter & Gamble Co.	28,171,736
26,100	Reynolds Consumer Products, Inc.	598,212

		28,769,948

Industrial Conglomerates – 0.5%
85,000	Honeywell International, Inc.	16,582,650

Industrial REITs – 0.0%
9,200	First Industrial Realty Trust, Inc.	526,884
23	Rexford Industrial Realty, Inc.	891

		527,775

Insurance – 1.7%
10,300	American Financial Group, Inc.	1,407,804
8,800	Axis Capital Holdings Ltd.	942,392
32,300	CNA Financial Corp.	1,542,002
7,096	F&G Annuities & Life, Inc.	218,912
118,282	Fidelity National Financial, Inc.	6,457,014
42,600	First American Financial Corp.	2,617,344
3,300	Hanover Insurance Group, Inc.	603,141
381,341	Old Republic International Corp.	17,404,403
289,628	Prudential Financial, Inc.	32,693,209

		63,886,221

Interactive Media & Services – 8.4%
117,931	Alphabet, Inc. Class C	37,006,748
575,556	Alphabet, Inc. Class A	180,149,028
142,725	Meta Platforms, Inc. Class A	94,211,345

		311,367,121

IT Services – 1.3%
57,439	Accenture PLC Class A	15,410,884

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)

IT Services – (continued)
13,500	Amdocs Ltd.	$1,086,885
11,128	Cloudflare, Inc. Class A*	2,193,885
94,954	International Business Machines Corp.	28,126,324
1	Okta, Inc.*	87

		46,818,065

Leisure Products – 0.0%
9,300	Brunswick Corp.	690,432

Life Sciences Tools & Services – 0.1%
8,900	Bruker Corp.	419,279
11,505	Repligen Corp.*	1,885,209

		2,304,488

Machinery – 0.8%
53,040	Caterpillar, Inc.	30,385,025
7,000	Flowserve Corp.	485,660
1,600	Lincoln Electric Holdings, Inc.	383,424

		31,254,109

Media – 0.5%
568,200	Comcast Corp. Class A	16,983,498
84,000	Trade Desk, Inc. Class A*	3,188,640

		20,172,138

Multi-Utilities – 0.6%
387,652	Dominion Energy, Inc.	22,712,531

Oil, Gas & Consumable Fuels – 3.6%
236,741	Chevron Corp.	36,081,696
5,200	DT Midstream, Inc.	622,336
124,530	Expand Energy Corp.	13,743,130
394,585	Exxon Mobil Corp.	47,484,359
664,351	Kinder Morgan, Inc.	18,263,009
240,900	ONEOK, Inc.	17,706,150

		133,900,680

Personal Products – 0.3%
720,570	Kenvue, Inc.	12,429,832

Pharmaceuticals – 3.9%
453,040	Bristol-Myers Squibb Co.	24,436,978
49,655	Eli Lilly & Co.	53,363,236
187,033	Johnson & Johnson	38,706,479
1,129,758	Pfizer, Inc.	28,130,974

		144,637,667

Professional Services – 1.0%
59,091	Automatic Data Processing, Inc.	15,199,978
20,933	Booz Allen Hamilton Holding Corp.	1,765,908
25,500	ManpowerGroup, Inc.	758,115
167,200	Paychex, Inc.	18,756,496

		36,480,497

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – 0.1%
120,300	American Homes 4 Rent Class A	$3,861,630
1,193	Sun Communities, Inc.	147,825

		4,009,455

Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	374,946
8,300	NNN REIT, Inc.	328,929

		703,875

Semiconductors & Semiconductor Equipment – 14.8%
118,075	Advanced Micro Devices, Inc.*	25,286,942
70,600	Analog Devices, Inc.	19,146,720
318,985	Broadcom, Inc.	110,400,709
159,095	Lam Research Corp.	27,233,882
1,759	Marvell Technology, Inc.	149,480
97,795	Micron Technology, Inc.	27,911,671
1,591,071	NVIDIA Corp.	296,734,741
87,145	QUALCOMM, Inc.	14,906,152
159,462	Texas Instruments, Inc.	27,665,062

		549,435,359

Software – 10.0%
22,800	AppLovin Corp. Class A*	15,363,096
5,795	Atlassian Corp. Class A*	939,601
18,629	Confluent, Inc. Class A*	563,341
29,760	Crowdstrike Holdings, Inc. Class A*	13,950,298
4,320	Elastic NV*	325,901
4,929	HubSpot, Inc.*	1,978,008
25,424	Intuit, Inc.	16,841,366
471,630	Microsoft Corp.(a)	228,089,701
124,098	Oracle Corp.	24,187,941
174,335	Palantir Technologies, Inc. Class A*	30,988,046
69,606	Salesforce, Inc.	18,439,325
4,775	SentinelOne, Inc. Class A*	71,625
92,950	ServiceNow, Inc.*	14,239,010
26,563	Unity Software, Inc.*	1,173,288
6,989	Zscaler, Inc.*	1,571,966

		368,722,513

Specialized REITs – 0.6%
50,100	American Tower Corp.	8,796,057
17,100	CubeSmart	616,455
13,136	Equinix, Inc.	10,064,278
20,849	Gaming & Leisure Properties, Inc.	931,742

		20,408,532

Specialty Retail – 1.5%
18,100	Dick’s Sporting Goods, Inc.	3,583,257
13,400	Gap, Inc.	343,040
97,997	Home Depot, Inc.	33,720,768
9,000	Penske Automotive Group, Inc.	1,424,610
114,800	TJX Cos., Inc.	17,634,428

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
1,400	Wayfair, Inc. Class A*	$140,574

		56,846,677

Technology Hardware, Storage & Peripherals – 7.1%
972,438	Apple, Inc.	264,366,995

Tobacco – 0.6%
409,784	Altria Group, Inc.	23,628,145

Trading Companies & Distributors – 0.3%
78,500	MSC Industrial Direct Co., Inc. Class A	6,601,850
10,499	Watsco, Inc.	3,537,638

		10,139,488

TOTAL COMMON STOCKS (Cost $2,276,590,563)		$3,713,357,518

Shares	Dividend Rate	Value

Investment Company(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
14,375	3.686%	$14,375
(Cost $14,375)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
236,700	3.686%	$236,700
(Cost $236,700)

TOTAL INVESTMENTS – 100.3% (Cost $2,276,841,638)		$3,713,608,593

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(11,959,439)

NET ASSETS – 100.0%		$3,701,649,154

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	All or a portion of security is on loan. (d) Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 E-Mini Index	(36)	03/20/26	$(12,406,500)	$64,162

WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following written options:

EXCHANGE TRADED INDEX OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,980.00	02/27/2026	(728)	$(508,144,000)	$(6,559,280)	$(11,646,362)	$5,087,082
S&P 500 Index	6,985.00	01/30/2026	(692)	(483,362,000)	(2,806,060)	(11,772,844)	8,966,784
S&P 500 Index	6,990.00	03/31/2026	(712)	(497,688,000)	(9,690,320)	(9,539,376)	(150,944)

Total written option contracts			(2,132)	(1,489,194,000)	$(19,055,660)	$(32,958,582)	$13,902,922

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Assets and Liabilities December 31, 2025

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Assets:

Investments in unaffiliated issuers, at value (cost $94,169,236 and $2,276,590,563, respectively)(a)	$152,449,100	$3,713,357,518
Investments in affiliated issuers, at value (cost $47 and $14,375, respectively)	47	14,375
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	236,700
Cash	—	1,226,360
Foreign currencies, at value (cost $1,186,662 and $0, respectively)	1,198,863	—
Variation margin on futures contracts	588	93,176
Receivables:
Foreign tax reclaims	1,235,614	—
Dividends	139,853	2,045,448
Investments sold	—	9,539,376
Reimbursement from investment adviser	—	9,382
Fund shares sold	—	2,102,520
Other assets	40,834	72,456

Total assets	155,064,899	3,728,697,311

Liabilities:

Written option contracts, at value (premium received $1,590,134 and $32,958,582, respectively)	1,577,942	19,055,660
Due to custodian (overdraft)	73,413	—
Payables:
Fund shares redeemed	451,766	2,619,016
Management fees	66,968	1,038,447
Distribution and Service fees and Transfer Agency fees	2,333	135,819
Investments purchased	152	14,375
Due to broker	—	3,641,050
Payable upon return of securities loaned	—	236,700
Accrued expenses	358,194	307,090

Total liabilities	2,530,768	27,048,157

Net Assets:

Paid-in capital	177,756,041	2,236,449,313
Total distributable earnings (loss)	(25,221,910)	1,465,199,841

NET ASSETS	$152,534,131	$3,701,649,154
Net Assets:
Class A	$ 1,284,482	$ 238,786,016
Class C	159,047	58,879,106
Institutional	3,039,221	1,648,328,952
Investor	2,298,173	503,336,227
Class R6	76,820,594	419,639,032
Class P	68,932,614	832,679,821
Total Net Assets	$152,534,131	$3,701,649,154
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	147,222	13,098,156
Class C	19,013	3,244,567
Institutional	356,920	90,793,323
Investor	270,846	27,698,549
Class R6	9,020,063	23,130,047
Class P	8,082,819	45,877,436
Net asset value, offering and redemption price per share:(b)
Class A	8.72	18.23
Class C	8.37	18.15
Institutional	8.52	18.15
Investor	8.49	18.17
Class R6	8.52	18.14
Class P	8.53	18.15

(a)	Includes loaned securities having a market value of $0 and $226,692, respectively.
(b)

Maximum public offering price per share for Class A Shares of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds is $9.23 and $19.29, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Operations For the Fiscal Year Ended December 31, 2025

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $512,093 and $0, respectively)	$5,199,986	$64,326,608

Dividends — affiliated issuers	16,576	1,471,364

Securities lending income, net of rebates received or paid to borrowers	12,112	43

Interest	2,471	—

Other Income	416,819	—

Total investment income	5,647,964	65,798,015

Expenses:

Management fees	1,193,427	24,399,940

Custody, accounting and administrative services	191,763	282,654

Professional fees	132,447	131,769

Registration fees	79,511	151,266

Printing and mailing costs	51,050	161,240

Transfer Agency fees(a)	48,439	2,146,921

Trustee fees	27,215	34,096

Distribution and Service (12b-1) fees(a)	3,978	1,005,492

Service fees — Class C	360	148,768

Other	7,406	87,755

Total expenses	1,735,596	28,549,901

Less — expense reductions	(427,154)	(2,731,631)

Net expenses	1,308,442	25,818,270

NET INVESTMENT INCOME	4,339,522	39,979,745

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	3,951,143	292,838,686

Futures contracts	420,169	(4,418,719)

Written options	(5,825,638)	(75,476,098)

Foreign currency transactions	124,978	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	34,994,457	201,178,317

Futures contracts	(3,004)	600,318

Written options	(35,197)	6,546,360

Foreign currency translation	163,663	—

Net realized and unrealized gain	33,790,571	421,268,864

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,130,093	$461,248,609

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Investor	Class R6	Class P
International Equity Dividend and Premium Fund	$2,898	$1,080	$1,739	$216	$1,335	$2,926	$22,621	$19,602
U.S. Equity Dividend and Premium Fund	559,188	446,304	335,513	89,261	632,862	728,419	119,306	241,560

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Changes in Net Assets

	International Equity Dividend and Premium Fund		U.S. Equity Dividend and Premium Fund

	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$4,339,522	$4,799,176	$39,979,745	$42,482,122

Net realized gain (loss)	(1,329,348)	1,106,782	212,943,869	197,994,926

Net change in unrealized gain (loss)	35,119,919	(9,015,100)	208,324,995	430,148,564

Net increase (decrease) in net assets resulting from operations	38,130,093	(3,109,142)	461,248,609	670,625,612

Distributions to shareholders:

From distributable earnings:

Class A Shares	(33,385)	(38,796)	(14,327,105)	(13,622,078)

Class C Shares	(3,521)	(2,051)	(3,200,745)	(3,897,326)

Institutional Shares	(110,370)	(118,880)	(105,297,538)	(105,625,913)

Investor Shares	(64,882)	(41,646)	(31,879,424)	(33,396,039)

Class R6 Shares	(2,487,205)	(2,528,224)	(26,854,362)	(26,735,064)

Class P Shares	(2,171,047)	(2,052,023)	(53,270,270)	(54,682,135)

Total distributions to shareholders	(4,870,410)	(4,781,620)	(234,829,444)	(237,958,555)

From share transactions:

Proceeds from sales of shares	3,900,738	18,378,769	520,985,394	545,220,523

Reinvestment of distributions	4,826,098	4,732,139	218,848,835	221,102,316

Cost of shares redeemed	(39,806,322)	(18,103,534)	(797,727,209)	(769,374,949)

Net increase (decrease) in net assets resulting from share transactions	(31,079,486)	5,007,374	(57,892,980)	(3,052,110)

TOTAL INCREASE (DECREASE)	2,180,197	(2,883,388)	168,526,185	429,614,947

Net assets:

Beginning of year	150,353,934	153,237,322	3,533,122,969	3,103,508,022

End of year	$152,534,131	$150,353,934	$3,701,649,154	$3,533,122,969

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	International Equity Dividend and Premium Fund

	Class A Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$6.95	$7.33	$6.55	$7.59	$7.16

Net investment income(a)	0.20	0.20	0.24 (b)	0.24	0.21

Net realized and unrealized gain (loss)	1.81	(0.38)	0.77	(1.02)	0.42

Total from investment operations	2.01	(0.18)	1.01	(0.78)	0.63

Distributions to shareholders from net investment income	(0.24)	(0.20)	(0.23)	(0.23)	(0.20)

Distributions to shareholders from return of capital	—	—	—	(0.03)	—

Total distributions	(0.24)	(0.20)	(0.23)	(0.26)	(0.20)

Net asset value, end of year	$8.72	$6.95	$7.33	$6.55	$7.59

Total return(c)	29.14%	(2.53)%	15.91%	(10.29)%	8.94%

Net assets, end of year (in 000s)	$1,284	$1,205	$1,667	$1,576	$2,170

Ratio of net expenses to average net assets	1.19%	1.20%	1.21%	1.23%	1.23%

Ratio of total expenses to average net assets	1.54%	1.51%	1.43%	1.58%	1.39%

Ratio of net investment income to average net assets	2.52%	2.75%	3.45%	3.63%	2.85%

Portfolio turnover rate(d)	16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	International Equity Dividend and Premium Fund

	Class C Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$6.68	$7.04	$6.30	$7.32	$6.90

Net investment income(a)	0.14	0.14	0.19 (b)	0.18	0.14

Net realized and unrealized gain (loss)	1.73	(0.36)	0.73	(0.98)	0.42

Total from investment operations	1.87	(0.22)	0.92	(0.80)	0.56

Distributions to shareholders from net investment income	(0.18)	(0.14)	(0.18)	(0.20)	(0.14)

Distributions to shareholders from return of capital	—	—	—	(0.02)	—

Total distributions	(0.18)	(0.14)	(0.18)	(0.22)	(0.14)

Net asset value, end of year	$8.37	$6.68	$7.04	$6.30	$7.32

Total return(c)	28.26%	(3.24)%	14.99%	(10.99)%	8.22%

Net assets, end of year (in 000s)	$159	$106	$180	$206	$362

Ratio of net expenses to average net assets	1.95%	1.94%	1.96%	1.98%	1.98%

Ratio of total expenses to average net assets	2.30%	2.26%	2.18%	2.33%	2.16%

Ratio of net investment income to average net assets	1.87%	1.99%	2.85%	2.77%	1.91%

Portfolio turnover rate(d)	16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	International Equity Dividend and Premium Fund

	Institutional Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$6.79	$7.16	$6.41	$7.43	$7.01

Net investment income(a)	0.23	0.23	0.25 (b)	0.25	0.24

Net realized and unrealized gain (loss)	1.76	(0.38)	0.75	(1.00)	0.41

Total from investment operations	1.99	(0.15)	1.00	(0.75)	0.65

Distributions to shareholders from net investment income	(0.26)	(0.22)	(0.25)	(0.24)	(0.23)

Distributions to shareholders from return of capital	—	—	—	(0.03)	—

Total distributions	(0.26)	(0.22)	(0.25)	(0.27)	(0.23)

Net asset value, end of year	$8.52	$6.79	$7.16	$6.41	$7.43

Total return(c)	29.64%	(2.15)%	16.15%	(9.99)%	9.38%

Net assets, end of year (in 000s)	$3,039	$2,831	$4,248	$3,391	$4,417

Ratio of net expenses to average net assets	0.89%	0.90%	0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	1.18%	1.15%	1.06%	1.21%	1.04%

Ratio of net investment income to average net assets	2.97%	3.20%	3.71%	3.90%	3.19%

Portfolio turnover rate(d)	16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	International Equity Dividend and Premium Fund

	Investor Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$6.76	$7.14	$6.39	$7.41	$7.00

Net investment income(a)	0.22	0.22	0.26 (b)	0.25	0.23

Net realized and unrealized gain (loss)	1.77	(0.38)	0.74	(1.00)	0.40

Total from investment operations	1.99	(0.16)	1.00	(0.75)	0.63

Distributions to shareholders from net investment income	(0.26)	(0.22)	(0.25)	(0.24)	(0.22)

Distributions to shareholders from return of capital	—	—	—	(0.03)	—

Total distributions	(0.26)	(0.22)	(0.25)	(0.27)	(0.22)

Net asset value, end of year	$8.49	$6.76	$7.14	$6.39	$7.41

Total return(c)	29.71%	(2.35)%	16.13%	(10.09)%	9.15%

Net assets, end of year (in 000s)	$2,298	$1,279	$1,296	$1,362	$5,313

Ratio of net expenses to average net assets	0.94%	0.95%	0.96%	0.98%	0.98%

Ratio of total expenses to average net assets	1.29%	1.27%	1.18%	1.33%	1.14%

Ratio of net investment income to average net assets	2.84%	3.06%	3.82%	3.81%	3.09%

Portfolio turnover rate(d)	16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	International Equity Dividend and Premium Fund

	Class R6 Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$6.79	$7.16	$6.41	$7.43	$7.01

Net investment income(a)	0.23	0.22	0.25 (b)	0.25	0.23

Net realized and unrealized gain (loss)	1.76	(0.37)	0.76	(1.00)	0.42

Total from investment operations	1.99	(0.15)	1.01	(0.75)	0.65

Distributions to shareholders from net investment income	(0.26)	(0.22)	(0.26)	(0.24)	(0.23)

Distributions to shareholders from return of capital	—	—	—	(0.03)	—

Total distributions	(0.26)	(0.22)	(0.26)	(0.27)	(0.23)

Net asset value, end of year	$8.52	$6.79	$7.16	$6.41	$7.43

Total return(c)	29.65%	(2.14)%	16.17%	(9.99)%	9.38%

Net assets, end of year (in 000s)	$76,821	$83,857	$76,462	$68,864	$91,208

Ratio of net expenses to average net assets	0.88%	0.89%	0.88%	0.88%	0.88%

Ratio of total expenses to average net assets	1.17%	1.15%	1.05%	1.20%	1.02%

Ratio of net investment income to average net assets	2.99%	3.11%	3.77%	3.90%	3.14%

Portfolio turnover rate(d)	16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	International Equity Dividend and Premium Fund

	Class P Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$6.80	$7.17	$6.42	$7.44	$7.02

Net investment income(a)	0.23	0.22	0.26 (b)	0.25	0.23

Net realized and unrealized gain (loss)	1.76	(0.37)	0.75	(1.00)	0.42

Total from investment operations	1.99	(0.15)	1.01	(0.75)	0.65

Distributions to shareholders from net investment income	(0.26)	(0.22)	(0.26)	(0.24)	(0.23)

Distributions to shareholders from return of capital	—	—	—	(0.03)	—

Total distributions	(0.26)	(0.22)	(0.26)	(0.27)	(0.23)

Net asset value, end of year	$8.53	$6.80	$7.17	$6.42	$7.44

Total return(c)	29.61%	(2.14)%	16.14%	(9.97)%	9.37%

Net assets, end of year (in 000s)	$68,933	$61,076	$69,385	$65,048	$81,611

Ratio of net expenses to average net assets	0.88%	0.89%	0.88%	0.88%	0.88%

Ratio of total expenses to average net assets	1.17%	1.14%	1.05%	1.20%	1.02%

Ratio of net investment income to average net assets	2.91%	3.11%	3.77%	3.88%	3.17%

Portfolio turnover rate(d)	16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Equity Dividend and Premium Fund

	Class A Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.07	$14.94	$13.12	$16.43	$14.20

Net investment income(a)	0.15	0.16	0.18	0.17	0.15

Net realized and unrealized gain (loss)	2.16	3.11	2.56	(2.59)	3.01

Total from investment operations	2.31	3.27	2.74	(2.42)	3.16

Distributions to shareholders from net investment income	(0.16)	(0.16)	(0.19)	(0.17)	(0.15)

Distributions to shareholders from net realized gains	(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(1.15)	(1.14)	(0.92)	(0.89)	(0.93)

Net asset value, end of year	$18.23	$17.07	$14.94	$13.12	$16.43

Total return(b)	13.56%	21.88%	21.04%	(14.84)%	22.42%

Net assets, end of year (in 000s)	$238,786	$217,300	$176,352	$151,973	$183,895

Ratio of net expenses to average net assets	1.00%	1.00%	1.02%	1.05%	1.06%

Ratio of total expenses to average net assets	1.11%	1.11%	1.12%	1.14%	1.13%

Ratio of net investment income to average net assets	0.85%	0.99%	1.24%	1.18%	0.97%

Portfolio turnover rate(c)	29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Equity Dividend and Premium Fund

	Class C Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.00	$14.88	$13.07	$16.36	$14.14

Net investment income(a)	0.02	0.04	0.07	0.06	0.04

Net realized and unrealized gain (loss)	2.15	3.09	2.55	(2.57)	2.99

Total from investment operations	2.17	3.13	2.62	(2.51)	3.03

Distributions to shareholders from net investment income	(0.03)	(0.03)	(0.08)	(0.06)	(0.03)

Distributions to shareholders from net realized gains	(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(1.02)	(1.01)	(0.81)	(0.78)	(0.81)

Net asset value, end of year	$18.15	$17.00	$14.88	$13.07	$16.36

Total return(b)	12.76%	20.96%	20.12%	(15.48)%	21.48%

Net assets, end of year (in 000s)	$58,879	$63,336	$70,396	$72,831	$109,023

Ratio of net expenses to average net assets	1.75%	1.75%	1.77%	1.80%	1.81%

Ratio of total expenses to average net assets	1.86%	1.86%	1.87%	1.89%	1.88%

Ratio of net investment income to average net assets	0.11%	0.25%	0.50%	0.42%	0.23%

Portfolio turnover rate(c)	29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Equity Dividend and Premium Fund

	Institutional Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.00	$14.88	$13.08	$16.37	$14.16

Net investment income(a)	0.21	0.22	0.23	0.22	0.21

Net realized and unrealized gain (loss)	2.14	3.10	2.53	(2.57)	2.99

Total from investment operations	2.35	3.32	2.76	(2.35)	3.20

Distributions to shareholders from net investment income	(0.21)	(0.22)	(0.23)	(0.22)	(0.21)

Distributions to shareholders from net realized gains	(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(1.20)	(1.20)	(0.96)	(0.94)	(0.99)

Net asset value, end of year	$18.15	$17.00	$14.88	$13.08	$16.37

Total return(b)	13.98%	22.28%	21.34%	(14.53)%	22.82%

Net assets, end of year (in 000s)	$1,648,329	$1,569,561	$1,325,844	$1,122,307	$1,329,450

Ratio of net expenses to average net assets	0.68%	0.68%	0.69%	0.71%	0.71%

Ratio of total expenses to average net assets	0.75%	0.75%	0.76%	0.77%	0.76%

Ratio of net investment income to average net assets	1.17%	1.31%	1.57%	1.52%	1.33%

Portfolio turnover rate(c)	29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Equity Dividend and Premium Fund

	Investor Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.01	$14.89	$13.09	$16.38	$14.17

Net investment income(a)	0.19	0.20	0.21	0.21	0.19

Net realized and unrealized gain (loss)	2.16	3.11	2.54	(2.57)	2.99

Total from investment operations	2.35	3.31	2.75	(2.36)	3.18

Distributions to shareholders from net investment income	(0.20)	(0.21)	(0.22)	(0.21)	(0.19)

Distributions to shareholders from net realized gains	(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(1.19)	(1.19)	(0.95)	(0.93)	(0.97)

Net asset value, end of year	$18.17	$17.01	$14.89	$13.09	$16.38

Total return(b)	13.89%	22.18%	21.23%	(14.60)%	22.78%

Net assets, end of year (in 000s)	$503,336	$495,902	$479,421	$409,319	$473,054

Ratio of net expenses to average net assets	0.75%	0.75%	0.77%	0.80%	0.81%

Ratio of total expenses to average net assets	0.86%	0.86%	0.87%	0.89%	0.88%

Ratio of net investment income to average net assets	1.10%	1.24%	1.49%	1.44%	1.23%

Portfolio turnover rate(c)	29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Equity Dividend and Premium Fund

	Class R6 Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.99	$14.87	$13.07	$16.36	$14.15

Net investment income(a)	0.21	0.22	0.23	0.22	0.21

Net realized and unrealized gain (loss)	2.14	3.10	2.54	(2.57)	2.99

Total from investment operations	2.35	3.32	2.77	(2.35)	3.20

Distributions to shareholders from net investment income	(0.21)	(0.22)	(0.24)	(0.22)	(0.21)

Distributions to shareholders from net realized gains	(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(1.20)	(1.20)	(0.97)	(0.94)	(0.99)

Net asset value, end of year	$18.14	$16.99	$14.87	$13.07	$16.36

Total return(b)	13.94%	22.31%	21.36%	(14.53)%	22.85%

Net assets, end of year (in 000s)	$419,639	$379,238	$331,528	$304,083	$336,827

Ratio of net expenses to average net assets	0.67%	0.67%	0.68%	0.70%	0.70%

Ratio of total expenses to average net assets	0.74%	0.74%	0.75%	0.76%	0.75%

Ratio of net investment income to average net assets	1.18%	1.32%	1.58%	1.54%	1.33%

Portfolio turnover rate(c)	29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Equity Dividend and Premium Fund

	Class P Shares

	Year Ended December 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.00	$14.88	$13.07	$16.37	$14.15

Net investment income(a)	0.21	0.22	0.23	0.22	0.21

Net realized and unrealized gain (loss)	2.14	3.10	2.55	(2.58)	3.00

Total from investment operations	2.35	3.32	2.78	(2.36)	3.21

Distributions to shareholders from net investment income	(0.21)	(0.22)	(0.24)	(0.22)	(0.21)

Distributions to shareholders from net realized gains	(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(1.20)	(1.20)	(0.97)	(0.94)	(0.99)

Net asset value, end of year	$18.15	$17.00	$14.88	$13.07	$16.37

Total return(b)	14.00%	22.22%	21.44%	(14.59)%	22.93%

Net assets, end of year (in 000s)	$832,680	$807,786	$719,967	$605,229	$703,803

Ratio of net expenses to average net assets	0.67%	0.67%	0.68%	0.70%	0.70%

Ratio of total expenses to average net assets	0.74%	0.74%	0.75%	0.76%	0.75%

Ratio of net investment income to average net assets	1.18%	1.32%	1.58%	1.53%	1.34%

Portfolio turnover rate(c)	29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements December 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

27

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) December 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

International Equity Dividend and Premium Fund	Quarterly	Annually

U.S. Equity Dividend and Premium Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

28

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1

29

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) December 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2025:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$8,554	$—

Asia	576,380	37,982,238	—

Australia and Oceania	—	11,693,066	—

Europe	12,799,663	87,499,024	—

North America	670,720	50,264	—

Preferred Stocks	—	1,169,191	—

Investment Company	47	—	—

Total	$14,046,810	$138,402,337	$—

30

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Futures Contracts(b)	$(7,388)	$—	$—

Written Option Contracts	(1,577,942)	—	—

Total	$(1,585,330)	$—	$—

U.S. EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$15,410,884	$—	$—

North America	3,697,944,114	—	2,520

Securities Lending Reinvestment Vehicle	236,700	—	—

Investment Company	14,375	—	—

Total	$3,713,606,073	$—	$2,520

Derivative Type

Assets(b)

Futures Contracts	$64,162	$—	$—

Liabilities

Written Option Contracts	$(19,055,660)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) as of fiscal year-end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

International Equity Dividend and Premium Fund

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities

Equity	—	$—	Variation margin on futures contracts; Written options, at value	$(1,585,330)(a)

31

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) December 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

U.S. Equity Dividend and Premium Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts	$64,162	(a)	Written options, at value	$(19,055,660)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended December 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

International Equity Dividend and Premium Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$(5,405,469)	$(38,201)

U.S. Equity Dividend and Premium Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$(79,894,817)	$7,146,678

For the fiscal year ended December 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Shares/Units(a)

Fund	Futures Contracts	Written Options

International Equity Dividend and Premium Fund	31	7,878

U.S. Equity Dividend and Premium Fund	134	207,800

(a)

Amounts disclosed represent average number of contracts for futures contracts, or shares/units outstanding for written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended December 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

32

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended December 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

International Equity Dividend and Premium Fund	0.81%	0.73%	0.69%	0.68%	0.67%	0.81%	0.81%

U.S. Equity Dividend and Premium Fund	0.75	0.68	0.65	0.64	0.63	0.69	0.64*

^	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.64% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees.

The International Equity Dividend and Premium Fund and U.S. Equity Dividend and Premium Fund invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the fiscal year ended December 31, 2025, GSAM waived $615 and $57,137 of the management fee for the International Equity Dividend and Premium Fund and U.S. Equity Dividend and Premium Fund, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A	Class C

Distribution and/or Service Plan	0.25%	0.75%

33

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) December 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended December 31, 2025, Goldman Sachs did not retain any of the Class C Shares’ CDSC. During the fiscal year ended December 31, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

International Equity Dividend and Premium Fund	$ 241

U.S. Equity Dividend and Premium Fund	22,627

D. Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% and 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds, respectively. These arrangements will remain in effect through at least April 30, 2026, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds are 0.044% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

34

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended December 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

International Equity Dividend and Premium Fund	$615	$1,975	$424,564	$427,154

U.S. Equity Dividend and Premium Fund	1,712,521	312,483	706,627	2,731,631

G. Line of Credit Facility — As of December 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended December 31, 2025, Goldman Sachs earned $625 and $1,439 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds, respectively.

As of December 31, 2025, the following Funds were the beneficial owners of 5% or more of total outstanding shares of the following Portfolio:

Fund	Goldman Sachs Enhanced Dividend Global Equity Portfolio

International Equity Dividend and Premium Fund	50%

U.S. Equity Dividend and Premium Fund	8

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended December 31, 2025:

Fund	Underlying Fund	Beginning Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income

International Equity Dividend and Premium Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$ 9,042,570	$ (9,042,523)	$47	47	$ 16,576

U.S. Equity Dividend and Premium Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	64,380,674	383,571,602	(447,937,901)	14,375	14,375	1,471,364

35

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) December 31, 2025

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2025, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

International Equity Dividend and Premium Fund	$23,193,630	$52,552,747

U.S. Equity Dividend and Premium Fund	1,048,909,899	1,322,342,878

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of December 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

7. SECURITIES LENDING (continued)

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended December 31, 2025, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year Ended December 31, 2025

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Fund from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of December 31, 2025

International Equity Dividend and Premium Fund	$1,205	$11,854	$—

U.S. Equity Dividend and Premium Fund	20	227	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended December 31, 2025:

Fund	Beginning Value as of December 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of December 31, 2025	Shares as of December 31, 2025

International Equity Dividend and

Premium Fund	$—	$31,692,861	$(31,692,861)	$—	—

U.S. Equity Dividend and Premium Fund	—	634,294	(397,594)	236,700	236,700

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Distributions paid from:

Ordinary income	$4,870,410	$64,844,193

Net long-term capital gains	—	169,985,251

Total taxable distributions	$4,870,410	$234,829,444

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Distributions paid from:

Ordinary income	$4,781,620	$72,964,740

Net long-term capital gains	—	164,993,815

Total taxable distributions	$4,781,620	$237,958,555

37

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) December 31, 2025

8. TAX INFORMATION (continued)

As of December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Undistributed ordinary income — net	$—	$11,742,572

Undistributed long-term capital gains	—	17,697,585

Total Undistributed Earnings	$—	$29,440,157

Capital loss carryforwards:

Perpetual Short-Term	(14,212,299)	—

Perpetual Long-Term	(67,757,092)	—

Total capital loss carryforwards	(81,969,391)	—

Timing differences(Real Estate Investment Trusts/Late Year Loss Deferral and Post October

Capital Loss Deferral)	$(1,525,602)	$7,065

Unrealized gains (loss) — net	58,273,083	1,435,752,619

Total accumulated earnings (loss) net	$(25,221,910)	$1,465,199,841

As of December 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Tax Cost	$94,284,577	$2,291,823,058

Gross unrealized gain	60,465,493	1,482,749,871

Gross unrealized loss	(2,192,410)	(46,997,252)

Net unrealized gain	$58,273,083	$1,435,752,619

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, and differences in the tax treatment of passive foreign investment company investments, partnership investments, and underlying fund investments.

The International Equity Dividend and Premium Fund reclassed $3,024 from paid in capital to distributable earnings for the year ending December 31, 2025. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from taxable overdistributions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in

38

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

9. OTHER RISKS (continued)

only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant

39

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) December 31, 2025

9. OTHER RISKS (continued)

deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

40

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Equity Dividend and Premium Fund

	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	22,976	$ 187,288	11,133	$ 82,131

Reinvestment of distributions	4,084	33,385	5,376	38,754

Shares redeemed	(53,301)	(398,435)	(70,583)	(507,519)

	(26,241)	(177,762)	(54,074)	(386,634)

Class C Shares

Shares sold	4,056	28,956	5,828	41,717

Reinvestment of distributions	451	3,521	298	2,051

Shares redeemed	(1,299)	(10,199)	(15,847)	(111,925)

	3,208	22,278	(9,721)	(68,157)

Institutional Shares

Shares sold	82,026	566,227	57,702	403,035

Reinvestment of distributions	10,073	80,220	11,400	80,492

Shares redeemed	(152,264)	(1,196,592)	(244,986)	(1,764,582)

	(60,165)	(550,145)	(175,884)	(1,281,055)

Investor Shares

Shares sold	153,364	1,125,132	38,342	276,556

Reinvestment of distributions	8,155	64,882	5,929	41,645

Shares redeemed	(79,688)	(605,309)	(36,746)	(260,878)

	81,831	584,705	7,525	57,323

Class R6 Shares

Shares sold	140,864	1,157,902	2,022,161	14,129,131

Reinvestment of distributions	311,414	2,473,043	356,913	2,517,174

Shares redeemed	(3,789,188)	(27,823,653)	(699,065)	(5,100,273)

	(3,336,910)	(24,192,708)	1,680,009	11,546,032

Class P Shares

Shares sold	104,294	835,233	477,896	3,446,199

Reinvestment of distributions	271,903	2,171,047	290,445	2,052,023

Shares redeemed	(1,278,945)	(9,772,134)	(1,455,382)	(10,358,357)

	(902,748)	(6,765,854)	(687,041)	(4,860,135)

NET INCREASE (DECREASE)	(4,241,025)	$(31,079,486)	760,814	$ 5,007,374

41

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) December 31, 2025

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Dividend and Premium Fund

	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,094,590	$ 36,740,557	2,511,681	$ 41,933,093

Reinvestment of distributions	701,451	12,774,021	694,809	11,986,200

Shares redeemed	(2,430,127)	(42,638,263)	(2,278,888)	(37,864,697)

	365,914	6,876,315	927,602	16,054,596

Class C Shares

Shares sold	630,083	10,981,054	550,190	9,069,549

Reinvestment of distributions	166,795	3,033,033	211,395	3,637,903

Shares redeemed	(1,277,943)	(22,076,886)	(1,766,767)	(29,253,766)

	(481,065)	(8,062,799)	(1,005,182)	(16,546,314)

Institutional Shares

Shares sold	18,011,028	312,592,297	19,349,071	320,371,363

Reinvestment of distributions	5,354,453	97,015,062	5,664,157	97,257,750

Shares redeemed	(24,905,167)	(429,756,500)	(21,771,169)	(360,048,966)

	(1,539,686)	(20,149,141)	3,242,059	57,580,147

Investor Shares

Shares sold	6,051,610	105,544,917	6,241,629	102,690,207

Reinvestment of distributions	1,757,924	31,879,171	1,943,482	33,395,887

Shares redeemed	(9,257,115)	(160,056,154)	(11,225,780)	(185,495,852)

	(1,447,581)	(22,632,066)	(3,040,669)	(49,409,758)

Class R6 Shares

Shares sold	1,316,366	22,356,400	1,386,887	22,539,308

Reinvestment of distributions	1,153,857	20,893,743	1,174,478	20,158,805

Shares redeemed	(1,663,114)	(29,622,180)	(2,528,343)	(42,445,515)

	807,109	13,627,963	33,022	252,598

Class P Shares

Shares sold	1,875,542	32,770,169	2,969,036	48,617,003

Reinvestment of distributions	2,941,134	53,253,805	3,184,595	54,665,771

Shares redeemed	(6,469,587)	(113,577,226)	(7,011,179)	(114,266,153)

	(1,652,911)	(27,553,252)	(857,548)	(10,983,379)

NET DECREASE	(3,948,220)	$ (57,892,980)	(700,716)	$ (3,052,110)

42

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund (two of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

43

Goldman Sachs Trust – Tax-Advantaged Equity Funds II - Tax Information (Unaudited)

   For the year ended December 31, 2025, 76.43% of the dividends paid from net investment company taxable income by the U.S. Equity Dividend and Premium Fund qualify for the dividends received deduction available to corporations.

   For the year ended December 31, 2025, 1.43% of the dividends paid from net investment company taxable income by the U.S. Equity Dividend and Premium Fund qualify as section 199A dividends.

   For the year ended December 31, 2025, the International Equity Dividend and Premium has elected to pass through a credit for taxes paid to foreign jurisdictions. The total amount of income received by the International Equity Dividend and Premium Fund from sources within foreign countries and possessions of the United States was $0.2732 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid by the International Equity Dividend and Premium Fund during the year from foreign sources was 92.64%. The total amount of taxes paid by the International Equity Dividend and Premium Fund to such countries was $0.0248 per share.

   For the year ended December 31, 2025, 98.57% and 100% of the dividends paid from net investment company taxable income by the U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

   Pursuant to Section 852 of the Internal Revenue Code, the U.S. Equity Dividend and Premium Fund designates $169,985,251 or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended December 31, 2025.

   During the year ended December 31, 2025, the U.S. Equity Dividend and Premium Fund designates $24,657,060 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

44

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. TAXADVAR2-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	March 4, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	March 4, 2026